UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	Vanguard Variable Insurance Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1: Schedule of Investments

Vanguard Money Market Portfolio

Schedule of Investments
As of September 30, 2009

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (34.3%)
2	Fannie Mae Discount Notes	0.250%	11/6/09	1,800	1,800
2	Fannie Mae Discount Notes	0.826%	11/16/09	10,000	9,990
2	Fannie Mae Discount Notes	0.846%	12/1/09	62,000	61,912
2	Fannie Mae Discount Notes	0.867%	12/14/09	32,167	32,110
2	Fannie Mae Discount Notes	0.371%	1/19/10	2,350	2,347
2	Fannie Mae Discount Notes	0.371%	1/27/10	5,000	4,994
2	Fannie Mae Discount Notes	0.361%	2/3/10	3,000	2,996
2	Federal Home Loan Bank Discount Notes	0.250%	10/21/09	1,000	1,000
2	Federal Home Loan Bank Discount Notes	0.361%	1/4/10	3,841	3,837
2	Federal Home Loan Bank Discount Notes	0.391%	1/13/10	4,100	4,095
2	Federal Home Loan Bank Discount Notes	0.341%	1/20/10	10,000	9,990
2	Federal Home Loan Bank Discount Notes	0.411%	1/21/10	4,750	4,744
2	Federal Home Loan Bank Discount Notes	0.411%	1/25/10	6,000	5,992
2	Federal Home Loan Bank Discount Notes	0.401%	2/8/10	1,550	1,548
[2,3] Federal Home Loan Banks		0.324%	11/13/09	18,190	18,184
[2,3] Federal Home Loan Mortgage Corp.		0.609%	10/7/09	56,630	56,624
[2,3] Federal National Mortgage Assn.		0.334%	11/13/09	40,000	39,994
2	Freddie Mac Discount Notes	0.857%	12/7/09	2,290	2,286
2	Freddie Mac Discount Notes	0.310%	12/14/09	5,000	4,997
2	Freddie Mac Discount Notes	0.371%	1/6/10	1,500	1,499
	United States Treasury Bill	0.401%	10/8/09	40,000	39,997
	United States Treasury Bill	0.371%	10/15/09	40,000	39,994
	United States Treasury Bill	0.180%	11/19/09	35,000	34,991
	United States Treasury Bill	0.150%	12/3/09	33,000	32,991
	United States Treasury Bill	0.346%	12/10/09	20,000	19,987
	United States Treasury Bill	0.336%	12/24/09	25,000	24,980
	United States Treasury Bill	0.351%	12/31/09	20,000	19,982
	United States Treasury Bill	0.275%	1/28/10	9,000	8,992
	United States Treasury Bill	0.270%	2/18/10	16,000	15,983
	United States Treasury Bill	0.240%	3/4/10	18,500	18,481
	United States Treasury Bill	0.190%	3/25/10	13,000	12,988
Total U.S. Government and Agency Obligations (Cost $540,305)					540,305
Commercial Paper (21.4%)
Finance - Auto (0.3%)
	Toyota Motor Credit Corp.	0.350%	10/5/09	5,000	5,000

Finance - Other (2.5%)
	General Electric Capital Corp.	0.350%	10/5/09	15,000	14,999
	General Electric Capital Corp.	0.250%	12/1/09	4,000	3,998
	General Electric Capital Corp.	0.321%	3/9/10	4,000	3,994
	General Electric Capital Corp.	0.321%	3/15/10	7,000	6,990
	General Electric Capital Corp.	0.310%	3/29/10	10,000	9,985
					39,966
Foreign Banks (12.8%)
	Abbey National NA LLC	0.310%	3/15/10	7,000	6,990
4	Australia & New Zealand Banking Group, Ltd.	0.803%	10/23/09	3,500	3,498
4	Australia & New Zealand Banking Group, Ltd.	0.451%-0.572%	11/23/09	7,000	6,994
4	Australia & New Zealand Banking Group, Ltd.	0.451%	12/7/09	5,000	4,996
4	Australia & New Zealand Banking Group, Ltd.	0.321%	3/10/10	1,395	1,393

4 Australia & New Zealand Banking Group, Ltd.	0.321%	3/11/10	1,225	1,223
CBA (Delaware) Finance Inc.	0.391%	10/6/09	2,500	2,500
CBA (Delaware) Finance Inc.	0.300%	11/6/09	8,000	7,998
CBA (Delaware) Finance Inc.	0.461%	11/25/09	2,500	2,498
CBA (Delaware) Finance Inc.	0.240%	12/4/09	855	855
CBA (Delaware) Finance Inc.	0.491%	12/14/09	2,000	1,998
CBA (Delaware) Finance Inc.	0.501%	12/21/09	19,000	18,979
CBA (Delaware) Finance Inc.	0.321%	3/11/10	2,000	1,997
CBA (Delaware) Finance Inc.	0.321%	3/15/10	5,000	4,993
4 Danske Corp.	0.894%	10/28/09	3,000	2,998
4 Danske Corp.	0.803%	11/2/09	4,000	3,997
4 Danske Corp.	0.592%	12/15/09	8,000	7,990
4 Danske Corp.	0.552%	1/15/10	3,000	2,995
4 Danske Corp.	0.481%	1/20/10	10,000	9,985
4 Danske Corp.	0.451%	1/22/10	5,000	4,993
4 Danske Corp.	0.431%	2/1/10	8,000	7,988
4 Danske Corp.	0.351%	2/25/10	3,000	2,996
4 Danske Corp.	0.321%	3/16/10	7,000	6,990
4 DNB NOR Bank ASA	0.501%	1/4/10	5,000	4,993
4 DNB NOR Bank ASA	0.421%	2/10/10	3,000	2,995
Santander Central Hispano Finance
(Delaware), Inc.	0.501%	11/18/09	4,000	3,997
Santander Central Hispano Finance
(Delaware), Inc.	0.652%	12/2/09	2,000	1,998
Santander Central Hispano Finance
(Delaware), Inc.	0.652%	12/4/09	3,000	2,996
Santander Central Hispano Finance
(Delaware), Inc.	0.803%	12/9/09	4,685	4,678
Santander Central Hispano Finance
(Delaware), Inc.	0.552%	1/14/10	3,250	3,245
Svenska Handelsbanken, Inc.	0.310%	10/20/09	8,000	7,999
Svenska Handelsbanken, Inc.	0.250%	11/30/09	5,000	4,998
4 Westpac Banking Corp.	0.370%	10/5/09	2,000	2,000
4 Westpac Banking Corp.	0.844%	10/27/09	5,000	4,997
4 Westpac Banking Corp.	0.813%	11/4/09	8,000	7,994
4 Westpac Banking Corp.	0.471%	11/23/09	5,000	4,996
4 Westpac Banking Corp.	0.451%	12/7/09	5,000	4,996
4 Westpac Banking Corp.	0.441%	1/15/10	10,000	9,987
4 Westpac Banking Corp.	0.401%	2/10/10	4,000	3,994
4 Westpac Banking Corp.	0.300%	3/15/10	6,000	5,992
				200,699
Foreign Governments (4.2%)
Caisse D'Amortissement de la Dette Sociale	0.591%	10/1/09	5,000	5,000
Caisse D'Amortissement de la Dette Sociale	0.542%	12/11/09	7,225	7,217
Caisse D'Amortissement de la Dette Sociale	0.491%	12/28/09	10,000	9,988
Caisse D'Amortissement de la Dette Sociale	0.230%	1/25/10	3,000	2,998
Caisse D'Amortissement de la Dette Sociale	0.351%	2/5/10	1,000	999
Caisse D'Amortissement de la Dette Sociale	0.280%	2/8/10	2,000	1,998
Caisse D'Amortissement de la Dette Sociale	0.290%	3/19/10	4,000	3,994
Caisse D'Amortissement de la Dette Sociale	0.300%	3/22/10	3,470	3,465
Caisse D'Amortissement de la Dette Sociale	0.290%	3/23/10	16,000	15,978
4 Kreditanstalt Fuer Wiederaufbau	0.190%	10/19/09	10,000	9,999
4 Kreditanstalt Fuer Wiederaufbau	0.190%	10/21/09	4,000	4,000
				65,636
Foreign Industrial (1.0%)
4 Nestle Capital Corp.	0.673%-0.704%	1/19/10	7,725	7,709
4 Nestle Capital Corp.	0.603%	2/17/10	2,000	1,995

4 Procter & Gamble International Funding SCA	0.240%	1/5/10	1,000	999
4 Total Capital Canada, Ltd.	0.270%	10/8/09	2,000	2,000
4 Total Capital Canada, Ltd.	0.270%	10/14/09	1,365	1,365
4 Total Capital Canada, Ltd.	0.230%	12/1/09	2,000	1,999
				16,067
Industrial (0.6%)
Chevron Funding Corp.	0.230%	10/23/09	10,000	9,999

Total Commercial Paper (Cost $337,367)				337,367
Certificates of Deposit (43.9%)
Domestic Banks (0.3%)
Bank of America, NA	0.330%	10/27/09	5,000	5,000

Eurodollar Certificates of Deposit (14.2%)
Australia & New Zealand Banking Group, Ltd.	0.800%	10/30/09	2,000	2,000
Australia & New Zealand Banking Group, Ltd.	0.600%	11/16/09	3,000	3,000
Australia & New Zealand Banking Group, Ltd.	0.290%	1/22/10	4,000	4,000
Australia & New Zealand Banking Group, Ltd.	0.420%	1/28/10	6,000	6,000
Australia & New Zealand Banking Group, Ltd.	0.330%	3/11/10	7,000	7,000
Australia & New Zealand Banking Group, Ltd.	0.340%	3/22/10	2,000	2,000
Australia & New Zealand Banking Group, Ltd.	0.320%	3/23/10	4,000	4,000
Banco Bilbao Vizcaya Argentaria, SA	0.335%	3/16/10	5,000	5,000
Bank of Nova Scotia	0.240%	10/27/09	5,000	5,000
Bank of Nova Scotia	0.500%	12/14/09	2,000	2,000
Commonwealth Bank of Australia	0.500%	12/17/09	8,000	8,000
Commonwealth Bank of Australia	0.380%	2/18/10	4,000	4,000
Commonwealth Bank of Australia	0.340%	3/11/10	2,000	2,000
Credit Agricole S.A.	0.500%	10/26/09	8,000	8,000
Credit Agricole S.A.	0.450%	11/2/09	5,000	5,000
Credit Agricole S.A.	0.600%	11/19/09	8,000	8,000
Credit Agricole S.A.	0.650%	12/2/09	7,000	7,000
Credit Agricole S.A.	0.530%	1/15/10	3,000	3,000
Credit Agricole S.A.	0.530%	1/15/10	4,000	4,000
Credit Agricole S.A.	0.500%	1/22/10	5,000	5,000
Credit Agricole S.A.	0.500%	1/27/10	5,000	5,000
Credit Agricole S.A.	0.530%	2/5/10	5,000	5,000
DNB NOR Bank ASA	0.420%	2/8/10	3,000	3,000
HSBC Bank PLC	0.240%	12/1/09	4,000	4,000
ING Bank N.V.	0.440%	10/22/09	8,000	8,000
ING Bank N.V.	0.340%	11/30/09	8,000	8,000
ING Bank N.V.	0.340%	12/1/09	8,000	8,000
ING Bank N.V.	0.280%	1/4/10	7,000	7,000
National Australia Bank Ltd.	0.350%	10/8/09	5,000	5,000
National Australia Bank Ltd.	1.000%	10/21/09	5,000	5,000
National Australia Bank Ltd.	1.000%	11/5/09	5,000	5,000
National Australia Bank Ltd.	1.010%	11/5/09	2,000	2,000
National Australia Bank Ltd.	0.500%	12/16/09	5,000	5,000
National Australia Bank Ltd.	0.470%	1/8/10	5,000	5,000
National Australia Bank Ltd.	0.370%	3/1/10	6,000	6,000
National Australia Bank Ltd.	0.370%	3/8/10	6,000	6,000
National Australia Bank Ltd.	0.370%	3/10/10	8,000	8,000
Royal Bank of Scotland PLC	0.250%	10/23/09	2,000	2,000
Societe Generale	0.260%	10/8/09	4,000	4,000
Societe Generale	0.320%	11/2/09	5,000	5,000
Societe Generale	0.970%	11/2/09	2,000	2,000
Societe Generale	0.940%	11/6/09	7,000	7,000
Societe Generale	0.290%	11/25/09	8,000	8,000

Societe Generale	0.270%	12/9/09	6,000	6,000
				223,000
Yankee Certificates of Deposit (29.4%)
Abbey National Treasury Services PLC (US
Branch)	0.400%	2/17/10	4,000	4,000
Abbey National Treasury Services PLC (US
Branch)	0.320%	3/29/10	9,000	9,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.310%	10/26/09	5,000	5,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	1.105%	10/29/09	5,000	5,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	1.010%	11/6/09	5,000	5,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.650%	12/1/09	1,000	1,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.700%	12/2/09	5,000	5,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.600%	12/9/09	5,000	5,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.450%	1/21/10	5,000	5,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.450%	1/25/10	8,000	8,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.355%	3/1/10	4,000	4,000
Bank of Montreal (Chicago Branch)	0.350%	10/7/09	5,000	5,000
Bank of Montreal (Chicago Branch)	0.210%	10/13/09	8,000	8,000
Bank of Montreal (Chicago Branch)	0.310%	10/14/09	5,000	5,000
Bank of Montreal (Chicago Branch)	0.200%	10/19/09	8,000	8,000
Bank of Montreal (Chicago Branch)	0.260%	12/14/09	4,000	4,000
Bank of Nova Scotia (Houston Branch)	0.850%	10/27/09	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.780%	11/2/09	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.460%	11/23/09	4,000	4,000
Bank of Nova Scotia (Houston Branch)	0.470%	12/2/09	4,000	4,000
Bank of Nova Scotia (Houston Branch)	0.500%	12/15/09	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.500%	12/23/09	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.400%	1/29/10	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.400%	2/1/10	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.370%	2/24/10	3,000	3,000
BNP Paribas (New York Branch)	0.920%	10/28/09	3,000	3,000
BNP Paribas (New York Branch)	0.870%	11/5/09	10,000	10,000
BNP Paribas (New York Branch)	0.750%	11/16/09	10,000	10,000
BNP Paribas (New York Branch)	0.500%	12/24/09	20,000	20,000
BNP Paribas (New York Branch)	0.360%	3/8/10	3,000	3,000
Dexia Credit Local SA (New York Branch)	0.630%	10/6/09	7,000	7,000
Dexia Credit Local SA (New York Branch)	0.500%	11/4/09	6,000	6,000
DNB NOR Bank ASA (New York Branch)	0.320%	10/19/09	5,000	5,000
DNB NOR Bank ASA (New York Branch)	0.500%	1/4/10	5,000	5,000
DNB NOR Bank ASA (New York Branch)	0.380%	2/26/10	8,000	8,000
DNB NOR Bank ASA (New York Branch)	0.350%	3/9/10	10,000	10,000
DNB NOR Bank ASA (New York Branch)	0.350%	3/11/10	6,000	6,000
DNB NOR Bank ASA (New York Branch)	0.340%	3/16/10	3,000	3,000
Lloyds TSB Bank PLC (New York Branch)	0.530%	10/2/09	5,000	5,000
Lloyds TSB Bank PLC (New York Branch)	0.440%	10/15/09	5,000	5,000
Lloyds TSB Bank PLC (New York Branch)	0.200%	10/22/09	4,000	4,000
Lloyds TSB Bank PLC (New York Branch)	0.450%	10/23/09	8,000	8,000
Lloyds TSB Bank PLC (New York Branch)	0.420%	11/5/09	5,000	5,000

Lloyds TSB Bank PLC (New York Branch)	0.310%	12/1/09	4,000	4,000
Nordea Bank Finland PLC (New York Branch)	0.220%	10/1/09	8,000	8,000
Nordea Bank Finland PLC (New York Branch)	0.220%	10/5/09	5,000	5,000
Nordea Bank Finland PLC (New York Branch)	0.470%	10/5/09	4,000	4,000
Nordea Bank Finland PLC (New York Branch)	1.300%	10/13/09	1,755	1,755
Nordea Bank Finland PLC (New York Branch)	0.590%	10/29/09	3,000	3,000
Nordea Bank Finland PLC (New York Branch)	0.530%	11/5/09	4,000	4,000
Nordea Bank Finland PLC (New York Branch)	0.400%	1/27/10	3,000	3,000
Nordea Bank Finland PLC (New York Branch)	0.400%	2/4/10	7,000	7,000
Nordea Bank Finland PLC (New York Branch)	1.840%	2/12/10	2,000	2,011
Nordea Bank Finland PLC (New York Branch)	0.320%	3/10/10	2,000	2,000
Rabobank Nederland NV (New York Branch)	0.400%	10/5/09	8,000	8,000
Rabobank Nederland NV (New York Branch)	0.750%	11/5/09	5,000	5,000
Rabobank Nederland NV (New York Branch)	0.700%	11/9/09	5,000	5,000
Rabobank Nederland NV (New York Branch)	0.550%	11/23/09	8,000	8,000
Rabobank Nederland NV (New York Branch)	0.420%	1/25/10	2,500	2,500
Rabobank Nederland NV (New York Branch)	0.400%	2/5/10	10,000	10,000
Rabobank Nederland NV (New York Branch)	0.400%	2/18/10	4,000	4,000
Rabobank Nederland NV (New York Branch)	0.350%	3/1/10	2,000	2,000
Rabobank Nederland NV (New York Branch)	0.340%	3/17/10	10,000	10,000
Royal Bank of Canada (New York Branch)	0.250%	10/19/09	10,000	10,000
Royal Bank of Canada (New York Branch)	0.350%	12/4/09	4,000	4,000
Royal Bank of Canada (New York Branch)	0.350%	2/22/10	5,000	5,000
Royal Bank of Canada (New York Branch)	0.300%	3/23/10	8,000	8,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.550%	10/19/09	5,000	5,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.490%	11/4/09	10,000	10,000
Svenska Handelsbanken (New York Branch)	0.200%	10/19/09	8,000	8,000
Svenska Handelsbanken (New York Branch)	0.280%	11/23/09	8,000	8,000
Toronto Dominion Bank (New York Branch)	0.420%	10/2/09	3,000	3,000
Toronto Dominion Bank (New York Branch)	0.500%	11/20/09	4,000	4,000
Toronto Dominion Bank (New York Branch)	0.500%	11/23/09	1,000	1,000
Toronto Dominion Bank (New York Branch)	0.550%	11/30/09	4,000	4,000
Toronto Dominion Bank (New York Branch)	0.500%	12/16/09	3,000	3,000
Toronto Dominion Bank (New York Branch)	0.450%	1/4/10	8,000	8,000
Toronto Dominion Bank (New York Branch)	0.400%	2/3/10	3,000	3,000
Toronto Dominion Bank (New York Branch)	0.500%	2/8/10	1,400	1,400
Toronto Dominion Bank (New York Branch)	0.400%	2/12/10	8,000	8,000
Toronto Dominion Bank (New York Branch)	0.400%	2/16/10	8,000	8,002
Toronto Dominion Bank (New York Branch)	0.320%	3/22/10	3,000	3,000
Toronto Dominion Bank (New York Branch)	0.310%	3/25/10	900	900
Westpac Banking Corp. (New York Branch)	0.480%	12/16/09	1,000	1,000
Westpac Banking Corp. (New York Branch)	0.470%	1/7/10	5,000	5,000
Westpac Banking Corp. (New York Branch)	0.320%	3/8/10	4,000	4,000
				463,568
Total Certificates of Deposit (Cost $691,568)				691,568

Repurchase Agreement (0.1%)
BNP Paribas Securities Corp.
(Dated 9/30/09, Repurchase Value
$1,475,000 collateralized by United States
Treasury Bill 0.000%, 12/3/09-7/29/10,
United States Treasury Note/Bond 1.750%-
8.125%, 2/15/10-8/15/21) (Cost $1,475)	0.040%	10/1/09	1,475	1,475
			Shares
Money Market Fund (0.8%)
5 Vanguard Municipal Cash Management Fund
(Cost $11,481)	0.321%		11,480,536	11,481
Total Investments (100.5%) (Cost $1,582,196)				1,582,196
Other Assets and Liabilities-Net (-0.5%)				(7,263)
Net Assets (100%)				1,574,933

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At
September 30, 2009, the aggregate value of these securities was $152,046,000, representing 9.7% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The portfolio's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the portfolio's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Total Bond Market Index Portfolio

Schedule of Investments
As of September 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (72.5%)
U.S. Government Securities (26.7%)
United States Treasury Inflation Indexed
Bonds	3.500%	1/15/11	1,800	2,319
United States Treasury Note/Bond	1.500%	10/31/10	8,650	8,745
United States Treasury Note/Bond	4.500%	11/15/10	2,175	2,272
United States Treasury Note/Bond	1.250%	11/30/10	12,275	12,379
United States Treasury Note/Bond	4.375%	12/15/10	7,350	7,692
United States Treasury Note/Bond	0.875%	12/31/10	7,805	7,837
United States Treasury Note/Bond	0.875%	1/31/11	6,550	6,578
United States Treasury Note/Bond	0.875%	2/28/11	2,325	2,334
United States Treasury Note/Bond	4.500%	2/28/11	3,785	3,991
United States Treasury Note/Bond	0.875%	3/31/11	8,150	8,178
United States Treasury Note/Bond	0.875%	4/30/11	325	326
United States Treasury Note/Bond	4.875%	4/30/11	3,450	3,676
United States Treasury Note/Bond	0.875%	5/31/11	1,975	1,980
United States Treasury Note/Bond	1.125%	6/30/11	5,350	5,381
United States Treasury Note/Bond	5.125%	6/30/11	12,950	13,923
United States Treasury Note/Bond	1.000%	7/31/11	7,750	7,773
United States Treasury Note/Bond	4.875%	7/31/11	575	617
United States Treasury Note/Bond	1.000%	8/31/11	13,724	13,747
United States Treasury Note/Bond	4.625%	8/31/11	10,925	11,698
United States Treasury Note/Bond	4.500%	9/30/11	4,885	5,228
United States Treasury Note/Bond	1.750%	11/15/11	125	127
United States Treasury Note/Bond	4.625%	12/31/11	50	54
United States Treasury Note/Bond	4.750%	1/31/12	350	379
United States Treasury Note/Bond	1.375%	2/15/12	9,600	9,652
United States Treasury Note/Bond	4.625%	2/29/12	750	812
United States Treasury Note/Bond	1.375%	3/15/12	2,000	2,010
United States Treasury Note/Bond	4.500%	3/31/12	3,475	3,758
United States Treasury Note/Bond	1.375%	4/15/12	1,025	1,030
United States Treasury Note/Bond	4.500%	4/30/12	200	217
United States Treasury Note/Bond	1.375%	5/15/12	8,600	8,630
United States Treasury Note/Bond	4.750%	5/31/12	2,400	2,619
United States Treasury Note/Bond	4.875%	6/30/12	4,894	5,369
United States Treasury Note/Bond	1.500%	7/15/12	950	955
United States Treasury Note/Bond	4.625%	7/31/12	2,325	2,539
United States Treasury Note/Bond	1.750%	8/15/12	100	101
United States Treasury Note/Bond	1.375%	9/15/12	10,796	10,777
United States Treasury Note/Bond	4.250%	9/30/12	225	244
United States Treasury Note/Bond	3.875%	10/31/12	20,450	21,955
United States Treasury Note/Bond	4.000%	11/15/12	1,300	1,402
United States Treasury Note/Bond	3.375%	11/30/12	2,625	2,780
United States Treasury Note/Bond	2.750%	2/28/13	580	602
United States Treasury Note/Bond	3.625%	5/15/13	4,925	5,255
United States Treasury Note/Bond	3.500%	5/31/13	10,750	11,429
United States Treasury Note/Bond	3.375%	6/30/13	575	609
United States Treasury Note/Bond	3.375%	7/31/13	425	450
United States Treasury Note/Bond	4.250%	8/15/13	1,300	1,418
United States Treasury Note/Bond	3.125%	8/31/13	500	524
United States Treasury Note/Bond	3.125%	9/30/13	12,125	12,707

United States Treasury Note/Bond	2.750%	10/31/13	1,600	1,651
United States Treasury Note/Bond	4.250%	11/15/13	2,850	3,113
United States Treasury Note/Bond	2.000%	11/30/13	1,400	1,402
United States Treasury Note/Bond	1.500%	12/31/13	250	245
United States Treasury Note/Bond	1.750%	1/31/14	2,600	2,568
United States Treasury Note/Bond	1.875%	2/28/14	4,125	4,090
United States Treasury Note/Bond	1.750%	3/31/14	3,250	3,199
United States Treasury Note/Bond	2.625%	7/31/14	11,620	11,814
United States Treasury Note/Bond	2.375%	8/31/14	5,700	5,722
United States Treasury Note/Bond	2.375%	9/30/14	2,725	2,732
United States Treasury Note/Bond	4.000%	2/15/15	1,875	2,021
United States Treasury Note/Bond	11.250%	2/15/15	5,775	8,318
United States Treasury Note/Bond	4.125%	5/15/15	14,600	15,809
United States Treasury Note/Bond	4.250%	8/15/15	100	109
United States Treasury Note/Bond	10.625%	8/15/15	35	50
United States Treasury Note/Bond	9.875%	11/15/15	1,450	2,037
United States Treasury Note/Bond	9.250%	2/15/16	75	103
United States Treasury Note/Bond	2.375%	3/31/16	650	633
United States Treasury Note/Bond	2.625%	4/30/16	225	222
United States Treasury Note/Bond	5.125%	5/15/16	11,200	12,777
United States Treasury Note/Bond	7.250%	5/15/16	685	867
United States Treasury Note/Bond	3.250%	5/31/16	350	359
United States Treasury Note/Bond	3.250%	6/30/16	500	512
United States Treasury Note/Bond	4.875%	8/15/16	1,950	2,194
United States Treasury Note/Bond	4.625%	11/15/16	250	277
United States Treasury Note/Bond	7.500%	11/15/16	2,200	2,837
United States Treasury Note/Bond	4.625%	2/15/17	400	443
United States Treasury Note/Bond	8.750%	5/15/17	6,875	9,527
United States Treasury Note/Bond	4.750%	8/15/17	3,775	4,208
United States Treasury Note/Bond	8.875%	8/15/17	6,850	9,597
United States Treasury Note/Bond	3.500%	2/15/18	12,225	12,491
United States Treasury Note/Bond	3.875%	5/15/18	7,900	8,284
United States Treasury Note/Bond	9.125%	5/15/18	450	651
United States Treasury Note/Bond	4.000%	8/15/18	3,325	3,510
United States Treasury Note/Bond	3.750%	11/15/18	7,300	7,555
United States Treasury Note/Bond	8.875%	2/15/19	1,835	2,654
United States Treasury Note/Bond	3.625%	8/15/19	11,525	11,831
United States Treasury Note/Bond	8.125%	8/15/19	195	272
United States Treasury Note/Bond	8.500%	2/15/20	65	93
United States Treasury Note/Bond	8.750%	8/15/20	9,225	13,525
United States Treasury Note/Bond	7.875%	2/15/21	2,880	4,016
United States Treasury Note/Bond	8.125%	5/15/21	360	511
United States Treasury Note/Bond	8.000%	11/15/21	1,195	1,692
United States Treasury Note/Bond	7.250%	8/15/22	210	283
United States Treasury Note/Bond	7.625%	11/15/22	40	56
United States Treasury Note/Bond	7.125%	2/15/23	2,190	2,937
United States Treasury Note/Bond	6.250%	8/15/23	10,475	13,135
United States Treasury Note/Bond	6.875%	8/15/25	75	101
United States Treasury Note/Bond	6.000%	2/15/26	50	62
United States Treasury Note/Bond	6.750%	8/15/26	4,630	6,195
United States Treasury Note/Bond	6.500%	11/15/26	475	622
United States Treasury Note/Bond	6.625%	2/15/27	1,765	2,342
United States Treasury Note/Bond	6.375%	8/15/27	110	143
United States Treasury Note/Bond	5.500%	8/15/28	20	24
United States Treasury Note/Bond	5.250%	11/15/28	960	1,115
United States Treasury Note/Bond	5.250%	2/15/29	2,400	2,787
United States Treasury Note/Bond	6.125%	8/15/29	480	617
United States Treasury Note/Bond	6.250%	5/15/30	550	720

United States Treasury Note/Bond	5.375%	2/15/31	3,075	3,656
United States Treasury Note/Bond	4.500%	2/15/36	3,525	3,788
United States Treasury Note/Bond	4.750%	2/15/37	5,875	6,557
United States Treasury Note/Bond	5.000%	5/15/37	1,225	1,420
United States Treasury Note/Bond	4.375%	2/15/38	1,275	1,344
United States Treasury Note/Bond	4.250%	5/15/39	5,975	6,183
				465,686
Agency Bonds and Notes (7.9%)
1 American Express Bank FSB	3.150%	12/9/11	150	156
1 Bank of America Corp.	2.100%	4/30/12	1,425	1,444
1 Bank of America Corp.	3.125%	6/15/12	700	729
1 Bank of America Corp.	2.375%	6/22/12	750	766
1 Bank of America NA	1.700%	12/23/10	350	355
1 Bank of the West/San Francisco CA	2.150%	3/27/12	300	304
1 Citibank NA	1.625%	3/30/11	200	202
1 Citibank NA	1.500%	7/12/11	200	202
1 Citibank NA	1.375%	8/10/11	250	251
1 Citibank NA	1.250%	9/22/11	150	150
1 Citibank NA	1.875%	5/7/12	475	478
1 Citigroup Funding Inc.	1.375%	5/5/11	725	730
1 Citigroup Funding Inc.	2.000%	3/30/12	200	202
1 Citigroup Funding Inc.	2.125%	7/12/12	325	329
1 Citigroup Funding Inc.	1.875%	10/22/12	225	226
1 Citigroup Funding Inc.	2.250%	12/10/12	125	127
1 Citigroup Inc.	2.875%	12/9/11	525	543
1 Citigroup Inc.	2.125%	4/30/12	1,250	1,268
Egypt Government AID Bonds	4.450%	9/15/15	350	368
2 Federal Farm Credit Bank	3.750%	12/6/10	450	468
2 Federal Farm Credit Bank	2.625%	4/21/11	350	360
2 Federal Farm Credit Bank	5.375%	7/18/11	550	592
2 Federal Farm Credit Bank	3.875%	8/25/11	350	368
2 Federal Farm Credit Bank	2.250%	4/24/12	2,675	2,724
2 Federal Farm Credit Bank	2.125%	6/18/12	375	380
2 Federal Farm Credit Bank	4.500%	10/17/12	100	108
2 Federal Farm Credit Bank	3.875%	10/7/13	150	159
2 Federal Farm Credit Bank	2.625%	4/17/14	250	251
2 Federal Farm Credit Bank	3.000%	9/22/14	300	304
2 Federal Farm Credit Bank	4.875%	12/16/15	175	190
2 Federal Farm Credit Bank	5.125%	8/25/16	225	248
2 Federal Farm Credit Bank	4.875%	1/17/17	250	271
2 Federal Farm Credit Bank	5.150%	11/15/19	500	549
2 Federal Home Loan Bank of Chicago	5.625%	6/13/16	75	74
2 Federal Home Loan Banks	3.375%	10/20/10	975	1,004
2 Federal Home Loan Banks	4.750%	12/10/10	125	131
2 Federal Home Loan Banks	3.625%	12/17/10	250	259
2 Federal Home Loan Banks	1.625%	3/16/11	500	506
2 Federal Home Loan Banks	1.375%	5/16/11	400	404
2 Federal Home Loan Banks	3.125%	6/10/11	375	388
2 Federal Home Loan Banks	3.625%	7/1/11	525	550
2 Federal Home Loan Banks	1.625%	7/27/11	1,850	1,872
2 Federal Home Loan Banks	5.375%	8/19/11	3,125	3,381
2 Federal Home Loan Banks	3.750%	9/9/11	125	131
2 Federal Home Loan Banks	3.625%	9/16/11	275	289
2 Federal Home Loan Banks	4.875%	11/18/11	400	431
2 Federal Home Loan Banks	1.875%	6/20/12	950	959
2 Federal Home Loan Banks	1.750%	8/22/12	3,400	3,414
2 Federal Home Loan Banks	1.625%	9/26/12	400	399

2 Federal Home Loan Banks	2.000%	10/5/12	270	270
2 Federal Home Loan Banks	3.375%	2/27/13	300	315
2 Federal Home Loan Banks	3.875%	6/14/13	825	880
2 Federal Home Loan Banks	5.125%	8/14/13	725	804
2 Federal Home Loan Banks	4.000%	9/6/13	400	427
2 Federal Home Loan Banks	5.250%	9/13/13	875	971
2 Federal Home Loan Banks	4.500%	9/16/13	1,125	1,221
2 Federal Home Loan Banks	3.625%	10/18/13	750	791
2 Federal Home Loan Banks	4.875%	11/27/13	675	740
2 Federal Home Loan Banks	5.500%	8/13/14	1,600	1,812
2 Federal Home Loan Banks	5.375%	5/18/16	1,800	2,025
2 Federal Home Loan Banks	5.125%	10/19/16	525	580
2 Federal Home Loan Banks	4.750%	12/16/16	1,625	1,774
2 Federal Home Loan Banks	4.875%	5/17/17	125	137
2 Federal Home Loan Banks	5.000%	11/17/17	575	630
2 Federal Home Loan Banks	5.250%	12/11/20	425	468
2 Federal Home Loan Banks	5.625%	6/11/21	35	39
2 Federal Home Loan Mortgage Corp.	5.000%	10/18/10	125	131
2 Federal Home Loan Mortgage Corp.	3.125%	10/25/10	275	283
2 Federal Home Loan Mortgage Corp.	4.750%	1/18/11	150	158
2 Federal Home Loan Mortgage Corp.	3.250%	2/25/11	500	518
2 Federal Home Loan Mortgage Corp.	1.625%	4/26/11	675	684
2 Federal Home Loan Mortgage Corp.	6.000%	6/15/11	2,700	2,936
2 Federal Home Loan Mortgage Corp.	3.875%	6/29/11	1,000	1,052
2 Federal Home Loan Mortgage Corp.	5.250%	7/18/11	4,250	4,575
2 Federal Home Loan Mortgage Corp.	5.750%	1/15/12	2,250	2,477
2 Federal Home Loan Mortgage Corp.	2.125%	3/23/12	800	815
2 Federal Home Loan Mortgage Corp.	1.750%	6/15/12	800	805
2 Federal Home Loan Mortgage Corp.	5.500%	8/20/12	2,000	2,219
2 Federal Home Loan Mortgage Corp.	2.125%	9/21/12	250	253
2 Federal Home Loan Mortgage Corp.	4.625%	10/25/12	1,075	1,169
2 Federal Home Loan Mortgage Corp.	4.125%	12/21/12	425	456
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/13	650	706
2 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	600	637
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	275	299
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	200	215
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	450	497
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	2,650	2,655
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	3,500	3,888
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	725	739
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	625	699
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	375	426
2 Federal Home Loan Mortgage Corp.	5.125%	10/18/16	1,000	1,114
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,000	1,139
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	550	600
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,425	1,428
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	400	513
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	1,998
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	250	312
2 Federal National Mortgage Assn.	2.875%	10/12/10	400	410
2 Federal National Mortgage Assn.	4.750%	12/15/10	1,075	1,129
2 Federal National Mortgage Assn.	6.250%	2/1/11	400	424
2 Federal National Mortgage Assn.	5.500%	3/15/11	4,500	4,811
2 Federal National Mortgage Assn.	1.750%	3/23/11	800	812
2 Federal National Mortgage Assn.	5.125%	4/15/11	925	986
2 Federal National Mortgage Assn.	1.375%	4/28/11	800	807
2 Federal National Mortgage Assn.	3.375%	5/19/11	1,000	1,041
2 Federal National Mortgage Assn.	5.000%	10/15/11	1,025	1,106

2 Federal National Mortgage Assn.	2.000%	1/9/12	1,000	1,017
2 Federal National Mortgage Assn.	6.125%	3/15/12	1,450	1,617
2 Federal National Mortgage Assn.	1.875%	4/20/12	325	329
2 Federal National Mortgage Assn.	4.875%	5/18/12	750	815
2 Federal National Mortgage Assn.	5.250%	8/1/12	150	160
2 Federal National Mortgage Assn.	1.750%	8/10/12	3,500	3,517
2 Federal National Mortgage Assn.	4.375%	9/15/12	350	377
2 Federal National Mortgage Assn.	3.625%	2/12/13	425	449
2 Federal National Mortgage Assn.	4.750%	2/21/13	600	655
2 Federal National Mortgage Assn.	4.375%	3/15/13	1,850	2,005
2 Federal National Mortgage Assn.	4.625%	5/1/13	750	790
2 Federal National Mortgage Assn.	4.625%	10/15/13	2,950	3,225
2 Federal National Mortgage Assn.	2.875%	12/11/13	1,775	1,818
2 Federal National Mortgage Assn.	2.750%	3/13/14	675	685
2 Federal National Mortgage Assn.	2.500%	5/15/14	450	451
2 Federal National Mortgage Assn.	3.000%	9/16/14	450	458
2 Federal National Mortgage Assn.	4.625%	10/15/14	1,000	1,095
2 Federal National Mortgage Assn.	4.375%	10/15/15	500	537
2 Federal National Mortgage Assn.	5.250%	9/15/16	1,150	1,289
2 Federal National Mortgage Assn.	4.875%	12/15/16	1,500	1,648
2 Federal National Mortgage Assn.	5.000%	2/13/17	1,925	2,130
2 Federal National Mortgage Assn.	5.000%	5/11/17	2,000	2,208
2 Federal National Mortgage Assn.	5.375%	6/12/17	1,000	1,129
2 Federal National Mortgage Assn.	6.250%	5/15/29	175	215
2 Federal National Mortgage Assn.	7.125%	1/15/30	925	1,246
2 Federal National Mortgage Assn.	7.250%	5/15/30	300	410
2 Federal National Mortgage Assn.	6.625%	11/15/30	600	774
2 Federal National Mortgage Assn.	5.625%	7/15/37	125	141
2 Financing Corp. Fico	9.650%	11/2/18	225	327
1 General Electric Capital Corp.	1.625%	1/7/11	600	605
1 General Electric Capital Corp.	1.800%	3/11/11	750	761
1 General Electric Capital Corp.	3.000%	12/9/11	475	492
1 General Electric Capital Corp.	2.250%	3/12/12	425	432
1 General Electric Capital Corp.	2.200%	6/8/12	900	915
1 General Electric Capital Corp.	2.125%	12/21/12	475	480
1 General Electric Capital Corp.	2.625%	12/28/12	350	359
1 Goldman Sachs Group Inc.	1.700%	3/15/11	300	304
1 Goldman Sachs Group Inc.	1.625%	7/15/11	300	303
1 Goldman Sachs Group Inc.	3.250%	6/15/12	625	653
Israel Government AID Bond	5.500%	9/18/23	150	165
Israel Government AID Bond	5.500%	12/4/23	50	55
Israel Government AID Bond	5.500%	4/26/24	325	358
1 JPMorgan Chase & Co.	1.650%	2/23/11	500	506
1 JPMorgan Chase & Co.	3.125%	12/1/11	275	286
1 JPMorgan Chase & Co.	2.200%	6/15/12	500	508
1 JPMorgan Chase & Co.	2.125%	12/26/12	825	836
1 Morgan Stanley	2.900%	12/1/10	300	307
1 Morgan Stanley	3.250%	12/1/11	800	833
1 Morgan Stanley	1.950%	6/20/12	725	730
Private Export Funding Corp.	3.050%	10/15/14	250	252
Private Export Funding Corp.	4.375%	3/15/19	200	207
1 Regions Bank/Birmingham AL	2.750%	12/10/10	450	461
1 State Street Corp.	2.150%	4/30/12	325	330
2 Tennessee Valley Authority	5.500%	7/18/17	275	308
2 Tennessee Valley Authority	4.500%	4/1/18	175	181
2 Tennessee Valley Authority	6.750%	11/1/25	50	62
2 Tennessee Valley Authority	7.125%	5/1/30	1,000	1,281
2 Tennessee Valley Authority	4.650%	6/15/35	175	167

2	Tennessee Valley Authority	5.500%	6/15/38	100	107
2	Tennessee Valley Authority	5.250%	9/15/39	150	157
2	Tennessee Valley Authority	4.875%	1/15/48	100	97
2	Tennessee Valley Authority	5.375%	4/1/56	50	54
1	Wells Fargo & Co.	3.000%	12/9/11	850	882
1	Wells Fargo & Co.	2.125%	6/15/12	275	279
					138,030
Conventional Mortgage-Backed Securities (36.1%)
[2,3] Fannie Mae Pool		4.000%	12/1/10–10/1/39	23,929	24,041
[2,3] Fannie Mae Pool		4.500%	9/1/11–10/1/39	52,110	53,515
[2,3] Fannie Mae Pool		5.000%	4/1/10–10/1/39	66,376	69,120
[2,3] Fannie Mae Pool		5.500%	3/1/17–10/1/39	83,063	87,302
[2,3] Fannie Mae Pool		6.000%	8/1/11–10/1/39	60,002	63,603
[2,3] Fannie Mae Pool		6.500%	5/1/11–10/1/39	18,450	19,783
[2,3] Fannie Mae Pool		7.000%	11/1/10–11/1/37	5,374	5,857
[2,3] Fannie Mae Pool		7.500%	11/1/11–7/1/32	255	281
[2,3] Fannie Mae Pool		8.000%	4/1/10–11/1/30	89	98
[2,3] Fannie Mae Pool		8.500%	7/1/22–4/1/31	37	41
[2,3] Fannie Mae Pool		9.000%	6/1/22–12/1/24	11	11
[2,3] Fannie Mae Pool		9.500%	12/1/18–2/1/25	6	6
[2,3] Fannie Mae Pool		10.000%	8/1/20–8/1/21	2	2
[2,3] Fannie Mae Pool		10.500%	8/1/20	1	1
[2,3] Freddie Mac Gold Pool		4.000%	7/1/10–8/1/39	13,708	13,781
[2,3] Freddie Mac Gold Pool		4.500%	11/1/09–10/1/39	35,316	36,189
[2,3] Freddie Mac Gold Pool		5.000%	11/1/17–10/1/39	51,655	53,737
[2,3] Freddie Mac Gold Pool		5.500%	12/1/13–10/1/39	54,611	57,362
[2,3] Freddie Mac Gold Pool		6.000%	11/1/10–3/1/39	34,536	36,585
[2,3] Freddie Mac Gold Pool		6.500%	11/1/10–11/1/38	8,510	9,110
[2,3] Freddie Mac Gold Pool		7.000%	4/1/11–2/1/37	2,370	2,576
[2,3] Freddie Mac Gold Pool		7.500%	2/1/10–12/1/30	184	198
[2,3] Freddie Mac Gold Pool		8.000%	10/1/09–7/1/30	165	177
[2,3] Freddie Mac Gold Pool		8.500%	3/1/23–11/1/30	64	70
[2,3] Freddie Mac Gold Pool		9.000%	5/1/27–5/1/30	6	7
[2,3] Freddie Mac Gold Pool		9.500%	1/1/25–2/1/25	2	3
[2,3] Freddie Mac Gold Pool		10.000%	3/1/17	3	3
[2,3] Freddie Mac Non Gold Pool		10.000%	11/1/19	1	1
3	Ginnie Mae I Pool	4.000%	8/15/39	1,898	1,879
3	Ginnie Mae I Pool	4.500%	8/15/18–10/1/39	16,529	16,785
3	Ginnie Mae I Pool	5.000%	3/15/18–10/1/39	16,243	16,841
3	Ginnie Mae I Pool	5.500%	6/15/18–10/1/39	15,897	16,729
3	Ginnie Mae I Pool	6.000%	4/15/11–11/15/38	10,497	11,121
3	Ginnie Mae I Pool	6.500%	5/15/13–12/15/38	3,724	3,984
3	Ginnie Mae I Pool	7.000%	11/15/11–1/15/32	419	452
3	Ginnie Mae I Pool	7.500%	6/15/12–1/15/31	199	218
3	Ginnie Mae I Pool	8.000%	2/15/22–12/15/30	121	134
3	Ginnie Mae I Pool	8.500%	2/15/22–7/15/30	27	29
3	Ginnie Mae I Pool	9.000%	4/15/16–7/15/30	52	58
3	Ginnie Mae I Pool	9.500%	4/15/17–12/15/21	9	10
3	Ginnie Mae I Pool	10.000%	5/15/20	1	1
3	Ginnie Mae I Pool	10.500%	5/15/19	11	12
3	Ginnie Mae II Pool	4.500%	10/1/39	1,199	1,215
3	Ginnie Mae II Pool	5.000%	3/20/18–10/1/39	3,988	4,134
3	Ginnie Mae II Pool	5.500%	4/20/36–10/1/39	9,172	9,629
3	Ginnie Mae II Pool	6.000%	3/20/33–1/20/39	8,154	8,630
3	Ginnie Mae II Pool	6.500%	12/20/35–12/20/37	3,042	3,237
3	Ginnie Mae II Pool	7.000%	8/20/36	170	184
					628,742

Nonconventional Mortgage-Backed Securities (1.8%)
[2,3] Fannie Mae Pool	4.133%	5/1/34	127	131
[2,3] Fannie Mae Pool	4.395%	11/1/34	188	191
[2,3] Fannie Mae Pool	4.413%	8/1/35	787	814
[2,3] Fannie Mae Pool	4.414%	7/1/35	159	164
[2,3] Fannie Mae Pool	4.536%	1/1/35	328	333
[2,3] Fannie Mae Pool	4.574%	11/1/34	334	348
[2,3] Fannie Mae Pool	4.603%	10/1/34	172	175
[2,3] Fannie Mae Pool	4.603%	8/1/35	804	835
[2,3] Fannie Mae Pool	4.620%	9/1/34	284	296
[2,3] Fannie Mae Pool	4.634%	11/1/33	92	95
[2,3] Fannie Mae Pool	4.644%	4/1/37	469	486
[2,3] Fannie Mae Pool	4.660%	9/1/34	51	52
[2,3] Fannie Mae Pool	4.772%	4/1/36	292	302
[2,3] Fannie Mae Pool	4.776%	6/1/34	124	129
[2,3] Fannie Mae Pool	4.794%	12/1/35	408	426
[2,3] Fannie Mae Pool	4.822%	9/1/35	273	285
[2,3] Fannie Mae Pool	4.971%	7/1/35	93	97
[2,3] Fannie Mae Pool	5.041%	11/1/35	263	273
[2,3] Fannie Mae Pool	5.047%	2/1/36	92	96
[2,3] Fannie Mae Pool	5.047%	8/1/37	554	579
[2,3] Fannie Mae Pool	5.061%	12/1/33	111	116
[2,3] Fannie Mae Pool	5.073%	12/1/35	584	611
[2,3] Fannie Mae Pool	5.112%	12/1/35	607	636
[2,3] Fannie Mae Pool	5.118%	1/1/36	252	263
[2,3] Fannie Mae Pool	5.151%	3/1/38	346	361
[2,3] Fannie Mae Pool	5.204%	8/1/38	30	31
[2,3] Fannie Mae Pool	5.222%	3/1/37	271	284
[2,3] Fannie Mae Pool	5.301%	7/1/38	46	48
[2,3] Fannie Mae Pool	5.329%	12/1/35	298	312
[2,3] Fannie Mae Pool	5.431%	5/1/37	254	264
[2,3] Fannie Mae Pool	5.457%	2/1/36	395	413
[2,3] Fannie Mae Pool	5.561%	1/1/37	331	349
[2,3] Fannie Mae Pool	5.599%	7/1/36	114	119
[2,3] Fannie Mae Pool	5.626%	5/1/36	168	177
[2,3] Fannie Mae Pool	5.626%	3/1/37	298	313
[2,3] Fannie Mae Pool	5.649%	6/1/37	175	184
[2,3] Fannie Mae Pool	5.668%	6/1/36	155	163
[2,3] Fannie Mae Pool	5.668%	2/1/37	795	837
[2,3] Fannie Mae Pool	5.677%	3/1/37	1,082	1,139
[2,3] Fannie Mae Pool	5.689%	2/1/37	684	722
[2,3] Fannie Mae Pool	5.696%	9/1/36	169	178
[2,3] Fannie Mae Pool	5.721%	3/1/37	976	1,027
[2,3] Fannie Mae Pool	5.759%	12/1/37	695	733
[2,3] Fannie Mae Pool	5.766%	4/1/36	330	346
[2,3] Fannie Mae Pool	5.773%	4/1/37	191	202
[2,3] Fannie Mae Pool	5.780%	1/1/36	170	180
[2,3] Fannie Mae Pool	5.804%	4/1/37	389	411
[2,3] Fannie Mae Pool	5.841%	9/1/36	734	774
[2,3] Fannie Mae Pool	5.913%	11/1/36	694	736
[2,3] Fannie Mae Pool	5.985%	10/1/37	521	552
[2,3] Fannie Mae Pool	6.058%	8/1/37	304	320
[2,3] Fannie Mae Pool	6.149%	6/1/36	59	63
[2,3] Fannie Mae Pool	6.556%	9/1/37	414	440
[2,3] Freddie Mac Non Gold Pool	3.156%	9/1/34	147	150
[2,3] Freddie Mac Non Gold Pool	4.384%	12/1/34	283	288
[2,3] Freddie Mac Non Gold Pool	4.389%	1/1/35	18	19
[2,3] Freddie Mac Non Gold Pool	4.592%	4/1/35	354	365

[2,3] Freddie Mac Non Gold Pool		4.596%	11/1/34	272	283
[2,3] Freddie Mac Non Gold Pool		4.661%	7/1/35	246	255
[2,3] Freddie Mac Non Gold Pool		4.678%	12/1/35	405	422
[2,3] Freddie Mac Non Gold Pool		4.685%	12/1/34	164	171
[2,3] Freddie Mac Non Gold Pool		4.691%	3/1/36	312	321
[2,3] Freddie Mac Non Gold Pool		4.797%	7/1/35	317	328
[2,3] Freddie Mac Non Gold Pool		5.020%	5/1/35	321	336
[2,3] Freddie Mac Non Gold Pool		5.280%	3/1/36	370	387
[2,3] Freddie Mac Non Gold Pool		5.289%	3/1/38	398	416
[2,3] Freddie Mac Non Gold Pool		5.315%	12/1/36	94	96
[2,3] Freddie Mac Non Gold Pool		5.328%	12/1/35	255	268
[2,3] Freddie Mac Non Gold Pool		5.426%	3/1/37	274	287
[2,3] Freddie Mac Non Gold Pool		5.441%	4/1/37	470	493
[2,3] Freddie Mac Non Gold Pool		5.502%	2/1/36	274	288
[2,3] Freddie Mac Non Gold Pool		5.565%	7/1/36	221	232
[2,3] Freddie Mac Non Gold Pool		5.568%	5/1/36	318	334
[2,3] Freddie Mac Non Gold Pool		5.592%	4/1/37	360	378
[2,3] Freddie Mac Non Gold Pool		5.669%	12/1/36	471	496
[2,3] Freddie Mac Non Gold Pool		5.686%	3/1/37	608	641
[2,3] Freddie Mac Non Gold Pool		5.710%	9/1/36	976	1,032
[2,3] Freddie Mac Non Gold Pool		5.767%	5/1/36	176	185
[2,3] Freddie Mac Non Gold Pool		5.775%	4/1/37	395	415
[2,3] Freddie Mac Non Gold Pool		5.824%	6/1/37	1,116	1,177
[2,3] Freddie Mac Non Gold Pool		5.825%	10/1/37	523	551
[2,3] Freddie Mac Non Gold Pool		5.881%	12/1/36	219	232
[2,3] Freddie Mac Non Gold Pool		5.894%	5/1/37	515	544
[2,3] Freddie Mac Non Gold Pool		5.974%	10/1/37	118	124
[2,3] Freddie Mac Non Gold Pool		6.074%	8/1/37	403	425
[2,3] Freddie Mac Non Gold Pool		6.088%	12/1/36	375	398
[2,3] Freddie Mac Non Gold Pool		6.235%	6/1/37	271	286
[2,3] Freddie Mac Non Gold Pool		6.505%	2/1/37	312	332
					32,366
Total U.S. Government and Agency Obligations (Cost $1,219,743)					1,264,824
Asset-Backed/Commercial Mortgage-Backed Securities (4.0%)
3	Banc of America Commercial Mortgage Inc.	6.503%	4/15/36	612	637
3	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	140	139
3	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	50	48
3	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	510	487
3	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	100	84
3	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	250	236
[3,4] Banc of America Commercial Mortgage Inc.		5.421%	9/10/45	5	4
3	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	700	681
[3,4] Banc of America Commercial Mortgage Inc.		5.120%	10/10/45	700	682
[3,4] Banc of America Commercial Mortgage Inc.		5.176%	10/10/45	10	9
3	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	500	468
3	Banc of America Commercial Mortgage Inc.	5.675%	7/10/46	140	114
[3,4] Banc of America Commercial Mortgage Inc.		5.351%	9/10/47	20	16
3	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	320	287
3	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	50	40
[3,4] Banc of America Commercial Mortgage Inc.		6.354%	2/10/51	725	655
3	Bear Stearns Commercial Mortgage
	Securities	5.610%	11/15/33	1,100	1,083
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.629%	4/12/38	125	96
3	Bear Stearns Commercial Mortgage
	Securities	5.629%	4/12/38	175	169

[3,4] Bear Stearns Commercial Mortgage
	Securities	5.942%	9/11/38	125	101
3	Bear Stearns Commercial Mortgage
	Securities	4.680%	8/13/39	250	249
3	Bear Stearns Commercial Mortgage
	Securities	5.856%	6/11/40	1,100	1,116
3	Bear Stearns Commercial Mortgage
	Securities	5.582%	9/11/41	95	77
3	Bear Stearns Commercial Mortgage
	Securities	4.521%	11/11/41	100	100
3	Bear Stearns Commercial Mortgage
	Securities	5.742%	9/11/42	825	785
3	Bear Stearns Commercial Mortgage
	Securities	5.793%	9/11/42	175	165
3	Bear Stearns Commercial Mortgage
	Securities	5.127%	10/12/42	397	396
3	Bear Stearns Commercial Mortgage
	Securities	5.298%	10/12/42	1,000	984
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.513%	1/12/45	50	38
3	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	275	277
3	Bear Stearns Commercial Mortgage
	Securities	5.694%	6/11/50	1,200	1,067
3	Bear Stearns Commercial Mortgage
	Securities	5.700%	6/11/50	400	353
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.915%	6/11/50	200	148
3	Capital Auto Receivables Asset Trust	4.680%	10/15/12	475	494
3	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	275	291
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	1,000	1,043
3	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	100	107
3	CDC Commercial Mortgage Trust	5.676%	11/15/30	275	260
3	Chase Issuance Trust	4.650%	12/17/12	900	928
3	Chase Issuance Trust	4.650%	3/15/15	1,000	1,067
3	Chase Issuance Trust	5.400%	7/15/15	250	273
3	Citibank Credit Card Issuance Trust	5.450%	5/10/13	115	122
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	525	571
3	Citibank Credit Card Issuance Trust	4.150%	7/7/17	100	103
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	125	139
3	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	25	22
[3,4] Citigroup Commercial Mortgage Trust		5.916%	3/15/49	575	553
[3,4] Citigroup Commercial Mortgage Trust		5.888%	12/10/49	135	101
[3,4] Citigroup Commercial Mortgage Trust		5.888%	12/10/49	350	311
[3,4] Citigroup Commercial Mortgage Trust		6.299%	12/10/49	90	63
[3,4] Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.399%	7/15/44	250	218
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.399%	7/15/44	760	749
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	500	486
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	250	193
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	650	647
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	350	311

[3,5] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	708	735
3	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	500	478
3	Commercial Mortgage Pass Through
	Certificates	5.960%	6/10/46	350	338
3	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	150	151
[3,4] Commercial Mortgage Pass Through
	Certificates	6.010%	12/10/49	550	497
3	Countrywide Home Loan Mortgage Pass
	Through Trust	4.101%	5/25/33	139	114
3	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	30	25
3	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	400	341
3	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	1,200	1,143
[3,4] Credit Suisse Mortgage Capital Certificates		5.729%	2/15/39	200	154
[3,4] Credit Suisse Mortgage Capital Certificates		5.912%	6/15/39	850	665
3	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	50	37
3	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	450	359
3	Credit Suisse Mortgage Capital Certificates	5.343%	12/15/39	55	39
3	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	175	133
3	CS First Boston Mortgage Securities Corp.	6.380%	12/18/35	432	429
[3,4] CS First Boston Mortgage Securities Corp.		4.750%	1/15/37	200	194
3	CS First Boston Mortgage Securities Corp.	4.877%	4/15/37	25	18
3	CS First Boston Mortgage Securities Corp.	3.936%	5/15/38	210	207
3	CS First Boston Mortgage Securities Corp.	5.100%	8/15/38	850	863
[3,4] CS First Boston Mortgage Securities Corp.		5.100%	8/15/38	50	42
[3,4] CW Capital Cobalt Ltd.		6.015%	5/15/46	1,000	791
3	Daimler Chrysler Auto Trust	3.700%	6/8/12	500	507
3	Discover Card Master Trust	5.650%	12/15/15	600	654
3	Discover Card Master Trust	5.650%	3/16/20	225	243
3	Fifth Third Auto Trust	4.070%	1/17/12	1,000	1,013
[3,4] First Union Commercial Mortgage Trust		6.754%	10/15/35	233	235
3	First Union National Bank Commercial
	Mortgage	6.223%	12/12/33	300	294
3	Ford Credit Auto Owner Trust	4.370%	10/15/12	450	469
3	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	306	299
[3,4] GE Capital Commercial Mortgage Corp.		5.515%	3/10/44	1,175	1,089
[3,4] GE Capital Commercial Mortgage Corp.		5.513%	11/10/45	175	145
3	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	150	129
3	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	100	102
3	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	300	290
3	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	50	44
3	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	100	88
3	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	700	707
3	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	300	303
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	625	586
[3,4] Greenwich Capital Commercial Funding Corp.		5.277%	4/10/37	105	89
[3,4] Greenwich Capital Commercial Funding Corp.		6.116%	7/10/38	75	57
3	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	25	18
3	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	325	307
3	GS Mortgage Securities Corp. II	5.506%	4/10/38	375	380
[3,4] GS Mortgage Securities Corp. II		5.553%	4/10/38	200	181
[3,4] GS Mortgage Securities Corp. II		5.622%	4/10/38	150	115
3	GS Mortgage Securities Corp. II	5.396%	8/10/38	600	569
3	Honda Auto Receivables Owner Trust	5.120%	10/15/10	51	51
3	Honda Auto Receivables Owner Trust	4.880%	9/18/14	225	238

3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.260%	3/15/33	90	92
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.200%	7/12/35	430	434
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.824%	9/12/37	125	126
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.948%	9/12/37	25	22
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.404%	1/12/39	150	127
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.558%	6/12/41	450	448
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.697%	7/15/42	500	498
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.780%	7/15/42	105	89
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.498%	1/12/43	5	4
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.160%	4/15/43	480	483
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.629%	12/12/44	75	58
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.386%	12/15/44	105	86
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.065%	4/15/45	550	523
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.065%	4/15/45	40	31
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	5/15/45	15	11
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.447%	5/15/45	150	150
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.991%	6/15/49	349	352
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.006%	6/15/49	300	273
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	935	800
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.855%	2/12/51	250	245
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.882%	2/15/51	275	237
[3,4] LB Commercial Conduit Mortgage Trust		6.150%	7/15/44	315	192
3	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	700	617
3	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	50	49
3	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	43	42
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	250	245
3	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	75	64
3	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	225	229
3	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	100	92
3	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	175	173
[3,4] LB-UBS Commercial Mortgage Trust		5.661%	3/15/39	375	359
3	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	20	15
3	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	75	60
3	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	575	481
3	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	125	82
[3,4] LB-UBS Commercial Mortgage Trust		5.493%	2/15/40	95	61
[3,4] LB-UBS Commercial Mortgage Trust		5.263%	11/15/40	20	18

[3,4] LB-UBS Commercial Mortgage Trust		6.318%	4/15/41	130	83
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	950	816
3	Merrill Lynch Mortgage Trust	5.236%	11/12/35	175	176
3	Merrill Lynch Mortgage Trust	5.107%	7/12/38	20	17
3	Merrill Lynch Mortgage Trust	5.839%	5/12/39	200	190
[3,4] Merrill Lynch Mortgage Trust		5.840%	5/12/39	50	36
3	Merrill Lynch Mortgage Trust	5.782%	8/12/43	125	102
[3,4] Merrill Lynch Mortgage Trust		5.291%	1/12/44	350	341
[3,4] Merrill Lynch Mortgage Trust		6.022%	6/12/50	85	58
[3,4] Merrill Lynch Mortgage Trust		6.022%	6/12/50	1,500	1,179
3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	350	290
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	6.104%	6/12/46	1,400	1,343
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.456%	7/12/46	75	51
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	965	752
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.590%	9/12/49	275	274
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	350	278
3	Morgan Stanley Capital I	4.970%	4/14/40	1,217	1,121
[3,4] Morgan Stanley Capital I		5.110%	6/15/40	200	203
3	Morgan Stanley Capital I	5.270%	6/13/41	200	192
[3,4] Morgan Stanley Capital I		5.984%	8/12/41	25	19
3	Morgan Stanley Capital I	5.360%	11/12/41	200	149
3	Morgan Stanley Capital I	4.970%	12/15/41	150	143
3	Morgan Stanley Capital I	5.168%	1/14/42	125	131
[3,4] Morgan Stanley Capital I		5.803%	6/11/42	150	138
3	Morgan Stanley Capital I	5.230%	9/15/42	625	616
3	Morgan Stanley Capital I	5.941%	10/15/42	210	200
[3,4] Morgan Stanley Capital I		5.946%	10/15/42	10	8
[3,4] Morgan Stanley Capital I		5.378%	11/14/42	5	4
[3,4] Morgan Stanley Capital I		5.378%	11/14/42	650	661
3	Morgan Stanley Capital I	6.457%	1/11/43	475	463
[3,4] Morgan Stanley Capital I		5.558%	3/12/44	675	641
[3,4] Morgan Stanley Capital I		5.773%	7/12/44	100	76
[3,4] Morgan Stanley Capital I		5.877%	4/15/49	125	80
[3,4] Morgan Stanley Capital I		6.076%	6/11/49	130	90
[3,4] Morgan Stanley Capital I		5.544%	11/12/49	175	128
3	Morgan Stanley Capital I	5.809%	12/12/49	425	370
3	Morgan Stanley Capital I	5.090%	10/12/52	300	304
[3,4] Morgan Stanley Capital I		5.204%	10/12/52	150	115
3	Morgan Stanley Dean Witter Capital I	5.980%	1/15/39	750	770
3	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	175	187
3	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	139	141
3	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	505	528
3	PNC Mortgage Acceptance Corp.	7.300%	10/12/33	1,534	1,551
3	PSE&G Transition Funding LLC	6.890%	12/15/17	600	709
3	Salomon Brothers Mortgage Securities VII Inc.	3.812%	9/25/33	314	280
3	USAA Auto Owner Trust	4.710%	2/18/14	350	371
3	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	1,131	1,099
[3,4] Wachovia Bank Commercial Mortgage Trust		5.125%	8/15/35	115	114
3	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	100	97
3	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	425	378
3	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	214	216
[3,4] Wachovia Bank Commercial Mortgage Trust		5.412%	7/15/41	475	458
3	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	400	369

[3,4] Wachovia Bank Commercial Mortgage Trust		5.083%	3/15/42	250	249
3	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	175	170
[3,4] Wachovia Bank Commercial Mortgage Trust		5.926%	5/15/43	375	359
[3,4] Wachovia Bank Commercial Mortgage Trust		5.926%	5/15/43	150	117
3	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	800	788
[3,4] Wachovia Bank Commercial Mortgage Trust		5.384%	10/15/44	875	872
[3,4] Wachovia Bank Commercial Mortgage Trust		5.439%	12/15/44	950	925
[3,4] Wachovia Bank Commercial Mortgage Trust		5.489%	12/15/44	10	8
[3,4] Wachovia Bank Commercial Mortgage Trust		6.158%	6/15/45	34	27
[3,4] Wachovia Bank Commercial Mortgage Trust		5.818%	5/15/46	140	94
3	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	250	237
3	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	375	263
3	World Omni Auto Receivables Trust	3.940%	10/15/12	500	510
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $70,128)					69,391
Corporate Bonds (18.9%)
Finance (6.9%)
	Banking (4.6%)
	Abbey National PLC	7.950%	10/26/29	275	288
	American Express Bank FSB	5.550%	10/17/12	250	264
	American Express Bank FSB	5.500%	4/16/13	350	367
	American Express Centurion Bank	5.200%	11/26/10	100	104
	American Express Centurion Bank	5.950%	6/12/17	50	52
	American Express Centurion Bank	6.000%	9/13/17	125	130
	American Express Co.	7.250%	5/20/14	175	197
	American Express Co.	5.500%	9/12/16	100	98
	American Express Co.	6.150%	8/28/17	100	104
	American Express Co.	7.000%	3/19/18	200	216
	American Express Co.	8.125%	5/20/19	175	206
	American Express Co.	8.150%	3/19/38	50	62
3	American Express Co.	6.800%	9/1/66	200	171
	American Express Credit Corp.	5.000%	12/2/10	125	129
	American Express Credit Corp.	5.875%	5/2/13	700	744
	American Express Credit Corp.	5.125%	8/25/14	50	52
5	American Express Travel Related Services
	Co. Inc.	5.250%	11/21/11	25	26
	Amsouth Bank/Birmingham AL	5.200%	4/1/15	150	130
5	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	225	236
	Bank of America Corp.	4.250%	10/1/10	225	231
	Bank of America Corp.	4.375%	12/1/10	75	77
	Bank of America Corp.	5.375%	9/11/12	200	211
	Bank of America Corp.	4.875%	9/15/12	250	260
	Bank of America Corp.	4.875%	1/15/13	300	310
	Bank of America Corp.	4.900%	5/1/13	475	490
	Bank of America Corp.	7.375%	5/15/14	275	307
	Bank of America Corp.	5.375%	6/15/14	120	125
	Bank of America Corp.	5.125%	11/15/14	1,630	1,668
	Bank of America Corp.	5.250%	12/1/15	75	75
	Bank of America Corp.	6.500%	8/1/16	375	396
	Bank of America Corp.	5.750%	8/15/16	100	99
	Bank of America Corp.	5.420%	3/15/17	175	166
	Bank of America Corp.	5.750%	12/1/17	175	174
	Bank of America Corp.	5.650%	5/1/18	200	198
	Bank of America Corp.	7.625%	6/1/19	300	338
	Bank of America NA	5.300%	3/15/17	1,125	1,088
	Bank of New York Mellon Corp.	6.375%	4/1/12	100	109
	Bank of New York Mellon Corp.	4.950%	11/1/12	300	325
	Bank of New York Mellon Corp.	4.500%	4/1/13	50	53

	Bank of New York Mellon Corp.	5.125%	8/27/13	25	27
	Bank of New York Mellon Corp.	4.300%	5/15/14	125	132
	Bank of New York Mellon Corp.	4.950%	3/15/15	200	216
	Bank of New York Mellon Corp.	5.450%	5/15/19	125	136
5	Bank of Scotland PLC	5.250%	2/21/17	375	354
	Bank of Tokyo-Mitsubishi UFJ Ltd./New York
	NY	7.400%	6/15/11	725	791
	Bank One Corp.	5.900%	11/15/11	25	27
	Bank One Corp.	5.250%	1/30/13	50	53
	Bank One Corp.	4.900%	4/30/15	100	103
	Barclays Bank PLC	5.200%	7/10/14	600	632
	Barclays Bank PLC	5.000%	9/22/16	175	176
	BB&T Capital Trust II	6.750%	6/7/36	175	165
3	BB&T Capital Trust IV	6.820%	6/12/57	25	20
	BB&T Corp.	6.500%	8/1/11	125	133
	BB&T Corp.	3.850%	7/27/12	125	129
	BB&T Corp.	4.750%	10/1/12	250	261
	BB&T Corp.	5.700%	4/30/14	75	81
	BB&T Corp.	5.200%	12/23/15	125	131
	BB&T Corp.	4.900%	6/30/17	75	74
	BB&T Corp.	6.850%	4/30/19	100	113
	Bear Stearns Cos. LLC	4.500%	10/28/10	300	311
	Bear Stearns Cos. LLC	5.350%	2/1/12	50	53
	Bear Stearns Cos. LLC	5.700%	11/15/14	225	243
	Bear Stearns Cos. LLC	5.300%	10/30/15	50	53
	Bear Stearns Cos. LLC	5.550%	1/22/17	650	661
	Bear Stearns Cos. LLC	6.400%	10/2/17	350	381
	Bear Stearns Cos. LLC	7.250%	2/1/18	325	372
	BNY Mellon NA	4.750%	12/15/14	50	53
	Branch Banking & Trust Co./Wilson NC	5.625%	9/15/16	175	177
	Capital One Bank USA NA	8.800%	7/15/19	475	550
	Capital One Capital III	7.686%	8/15/36	125	106
	Capital One Capital IV	6.745%	2/17/37	75	57
	Capital One Capital V	10.250%	8/15/39	50	56
	Capital One Financial Corp.	5.700%	9/15/11	100	105
	Capital One Financial Corp.	4.800%	2/21/12	100	101
	Capital One Financial Corp.	5.500%	6/1/15	25	25
	Capital One Financial Corp.	6.150%	9/1/16	125	123
	Capital One Financial Corp.	5.250%	2/21/17	50	48
	Capital One Financial Corp.	6.750%	9/15/17	75	79
	Charter One Bank NA	5.500%	4/26/11	300	311
[3,5] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	500	495
	Citigroup Inc.	6.500%	1/18/11	400	418
	Citigroup Inc.	5.125%	2/14/11	175	180
	Citigroup Inc.	5.100%	9/29/11	625	646
	Citigroup Inc.	6.000%	2/21/12	125	131
	Citigroup Inc.	5.250%	2/27/12	225	233
	Citigroup Inc.	5.500%	8/27/12	50	52
	Citigroup Inc.	5.625%	8/27/12	325	334
	Citigroup Inc.	5.300%	10/17/12	650	672
	Citigroup Inc.	5.500%	4/11/13	675	691
	Citigroup Inc.	6.500%	8/19/13	500	526
	Citigroup Inc.	5.125%	5/5/14	100	100
	Citigroup Inc.	6.375%	8/12/14	50	52
	Citigroup Inc.	5.000%	9/15/14	975	930
	Citigroup Inc.	5.500%	10/15/14	125	125
	Citigroup Inc.	4.700%	5/29/15	50	48
	Citigroup Inc.	5.300%	1/7/16	225	218

Citigroup Inc.	6.000%	8/15/17	225	220
Citigroup Inc.	6.125%	11/21/17	200	197
Citigroup Inc.	6.125%	5/15/18	25	25
Citigroup Inc.	6.625%	6/15/32	100	91
Citigroup Inc.	5.875%	2/22/33	375	310
Citigroup Inc.	6.000%	10/31/33	200	166
Citigroup Inc.	6.125%	8/25/36	100	87
Citigroup Inc.	5.875%	5/29/37	325	284
Citigroup Inc.	6.875%	3/5/38	400	391
Citigroup Inc.	8.125%	7/15/39	575	645
Comerica Bank	5.750%	11/21/16	225	203
Comerica Bank	5.200%	8/22/17	75	64
3 Comerica Capital Trust II	6.576%	2/20/37	150	106
Compass Bank	6.400%	10/1/17	75	69
Compass Bank	5.900%	4/1/26	50	38
5 Corestates Capital I	8.000%	12/15/26	600	546
Countrywide Financial Corp.	6.250%	5/15/16	125	126
Countrywide Home Loans Inc.	4.000%	3/22/11	300	305
Credit Suisse USA Inc.	4.875%	8/15/10	675	699
Credit Suisse USA Inc.	5.250%	3/2/11	150	158
Credit Suisse USA Inc.	6.125%	11/15/11	250	271
Credit Suisse USA Inc.	6.500%	1/15/12	275	300
Credit Suisse USA Inc.	5.500%	8/15/13	340	368
Credit Suisse USA Inc.	5.125%	1/15/14	100	106
Credit Suisse USA Inc.	4.875%	1/15/15	635	666
Credit Suisse USA Inc.	5.125%	8/15/15	625	660
3 Credit Suisse/Guernsey	5.860%	5/15/49	225	173
Credit Suisse/New York NY	5.000%	5/15/13	125	133
Credit Suisse/New York NY	5.300%	8/13/19	100	102
Deutsche Bank AG/London	5.375%	10/12/12	200	216
Deutsche Bank AG/London	4.875%	5/20/13	575	613
Deutsche Bank AG/London	6.000%	9/1/17	550	593
Deutsche Bank Financial LLC	5.375%	3/2/15	300	308
FIA Card Services NA	6.625%	6/15/12	100	107
Fifth Third Bancorp	8.250%	3/1/38	225	209
3 Fifth Third Capital Trust IV	6.500%	4/15/67	300	206
First Tennessee Bank NA	5.050%	1/15/15	50	42
Golden West Financial Corp.	4.750%	10/1/12	75	78
Goldman Sachs Capital I	6.345%	2/15/34	400	372
3 Goldman Sachs Capital II	5.793%	12/29/49	200	144
Goldman Sachs Group Inc.	6.600%	1/15/12	875	955
Goldman Sachs Group Inc.	5.300%	2/14/12	50	53
Goldman Sachs Group Inc.	3.625%	8/1/12	250	256
Goldman Sachs Group Inc.	5.700%	9/1/12	50	54
Goldman Sachs Group Inc.	5.450%	11/1/12	275	296
Goldman Sachs Group Inc.	5.250%	4/1/13	200	213
Goldman Sachs Group Inc.	4.750%	7/15/13	1,050	1,102
Goldman Sachs Group Inc.	5.250%	10/15/13	200	211
Goldman Sachs Group Inc.	5.150%	1/15/14	135	142
Goldman Sachs Group Inc.	6.000%	5/1/14	425	462
Goldman Sachs Group Inc.	5.000%	10/1/14	25	26
Goldman Sachs Group Inc.	5.125%	1/15/15	240	252
Goldman Sachs Group Inc.	5.350%	1/15/16	575	596
Goldman Sachs Group Inc.	5.750%	10/1/16	425	447
Goldman Sachs Group Inc.	5.625%	1/15/17	450	456
Goldman Sachs Group Inc.	6.250%	9/1/17	475	500
Goldman Sachs Group Inc.	5.950%	1/18/18	825	852
Goldman Sachs Group Inc.	6.150%	4/1/18	200	210

Goldman Sachs Group Inc.	7.500%	2/15/19	125	143
Goldman Sachs Group Inc.	5.950%	1/15/27	300	292
Goldman Sachs Group Inc.	6.125%	2/15/33	125	130
Goldman Sachs Group Inc.	6.450%	5/1/36	75	75
Goldman Sachs Group Inc.	6.750%	10/1/37	600	620
5 HBOS PLC	6.750%	5/21/18	150	133
HSBC Bank USA NA/New York NY	5.625%	8/15/35	250	250
HSBC Holdings PLC	7.625%	5/17/32	100	117
HSBC Holdings PLC	7.350%	11/27/32	100	115
HSBC Holdings PLC	6.500%	5/2/36	500	547
HSBC Holdings PLC	6.500%	9/15/37	450	497
HSBC Holdings PLC	6.800%	6/1/38	50	57
JP Morgan Chase Capital XV	5.875%	3/15/35	200	180
JP Morgan Chase Capital XVII	5.850%	8/1/35	150	134
JP Morgan Chase Capital XX	6.550%	9/29/36	125	116
JP Morgan Chase Capital XXII	6.450%	2/2/37	225	201
JP Morgan Chase Capital XXV	6.800%	10/1/37	225	229
JPMorgan Chase & Co.	5.600%	6/1/11	350	372
JPMorgan Chase & Co.	4.850%	6/16/11	375	394
JPMorgan Chase & Co.	4.500%	1/15/12	200	209
JPMorgan Chase & Co.	6.625%	3/15/12	100	110
JPMorgan Chase & Co.	5.375%	10/1/12	675	731
JPMorgan Chase & Co.	5.750%	1/2/13	725	773
JPMorgan Chase & Co.	4.750%	5/1/13	475	499
JPMorgan Chase & Co.	4.875%	3/15/14	230	240
JPMorgan Chase & Co.	5.125%	9/15/14	410	431
JPMorgan Chase & Co.	4.750%	3/1/15	50	52
JPMorgan Chase & Co.	5.250%	5/1/15	425	445
JPMorgan Chase & Co.	5.150%	10/1/15	375	389
JPMorgan Chase & Co.	6.125%	6/27/17	75	79
JPMorgan Chase & Co.	6.000%	1/15/18	75	80
JPMorgan Chase & Co.	6.300%	4/23/19	1,100	1,209
JPMorgan Chase & Co.	6.400%	5/15/38	300	337
JPMorgan Chase Bank NA	5.875%	6/13/16	25	26
JPMorgan Chase Bank NA	6.000%	10/1/17	75	80
KeyBank NA	5.500%	9/17/12	175	182
KeyBank NA	4.950%	9/15/15	150	137
KeyBank NA	5.450%	3/3/16	150	134
KeyCorp	6.500%	5/14/13	150	156
M&I Marshall & Ilsley Bank	4.850%	6/16/15	275	208
Manufacturers & Traders Trust Co.	6.625%	12/4/17	200	206
3 Manufacturers & Traders Trust Co.	5.585%	12/28/20	150	119
MBNA Corp.	6.125%	3/1/13	125	132
MBNA Corp.	5.000%	6/15/15	50	51
Mellon Funding Corp.	5.000%	12/1/14	300	323
Merrill Lynch & Co. Inc.	5.770%	7/25/11	75	79
Merrill Lynch & Co. Inc.	6.050%	8/15/12	50	53
Merrill Lynch & Co. Inc.	5.450%	2/5/13	200	208
Merrill Lynch & Co. Inc.	6.150%	4/25/13	450	477
Merrill Lynch & Co. Inc.	5.000%	2/3/14	150	153
Merrill Lynch & Co. Inc.	5.450%	7/15/14	225	232
Merrill Lynch & Co. Inc.	5.000%	1/15/15	500	500
Merrill Lynch & Co. Inc.	6.050%	5/16/16	225	223
Merrill Lynch & Co. Inc.	5.700%	5/2/17	250	242
Merrill Lynch & Co. Inc.	6.400%	8/28/17	400	411
Merrill Lynch & Co. Inc.	6.875%	4/25/18	625	659
Merrill Lynch & Co. Inc.	6.500%	7/15/18	75	76
Merrill Lynch & Co. Inc.	6.220%	9/15/26	375	353

	Merrill Lynch & Co. Inc.	6.110%	1/29/37	175	165
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	275	312
	Morgan Stanley	4.000%	1/15/10	400	404
	Morgan Stanley	5.050%	1/21/11	50	52
	Morgan Stanley	6.750%	4/15/11	500	532
	Morgan Stanley	5.625%	1/9/12	300	318
	Morgan Stanley	6.600%	4/1/12	375	408
	Morgan Stanley	5.750%	8/31/12	400	429
	Morgan Stanley	5.300%	3/1/13	125	131
	Morgan Stanley	4.750%	4/1/14	525	524
	Morgan Stanley	6.000%	5/13/14	500	533
	Morgan Stanley	6.000%	4/28/15	350	370
	Morgan Stanley	5.375%	10/15/15	175	180
	Morgan Stanley	5.750%	10/18/16	375	386
	Morgan Stanley	5.450%	1/9/17	575	571
	Morgan Stanley	5.550%	4/27/17	50	50
	Morgan Stanley	5.950%	12/28/17	375	385
	Morgan Stanley	6.625%	4/1/18	100	106
	Morgan Stanley	7.300%	5/13/19	175	192
	Morgan Stanley	5.625%	9/23/19	350	345
	Morgan Stanley	6.250%	8/9/26	450	469
	Morgan Stanley	7.250%	4/1/32	150	170
	National City Corp.	4.900%	1/15/15	500	507
3	National City Preferred Capital Trust I	12.000%	12/31/49	125	141
5	Nationwide Building Society	5.500%	7/18/12	575	603
	North Fork Bancorporation Inc.	5.875%	8/15/12	150	153
5	Northern Rock PLC	5.625%	6/22/17	1,150	1,056
	Northern Trust Corp.	5.500%	8/15/13	50	55
	Northern Trust Corp.	4.625%	5/1/14	100	108
	PNC Bank NA	4.875%	9/21/17	375	362
	PNC Bank NA	6.000%	12/7/17	100	104
	PNC Funding Corp.	5.250%	11/15/15	100	102
	PNC Funding Corp.	5.625%	2/1/17	75	76
	Regions Financial Corp.	7.375%	12/10/37	175	133
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	125	112
5	Royal Bank of Scotland PLC	4.875%	8/25/14	100	101
	Santander Financial Issuances Ltd.	6.375%	2/15/11	50	52
	Southtrust Corp.	5.800%	6/15/14	50	52
	Sovereign Bancorp Inc.	0.000%	9/1/10		—
	Sovereign Bank	8.750%	5/30/18	75	86
[3,5] Standard Chartered PLC		6.409%	12/31/49	150	119
	Sumitomo Mitsui Banking Corp./New York	8.000%	6/15/12	445	501
	SunTrust Bank/Atlanta GA	5.200%	1/17/17	100	93
	SunTrust Bank/Atlanta GA	5.450%	12/1/17	300	282
	SunTrust Bank/Atlanta GA	7.250%	3/15/18	75	77
	SunTrust Banks Inc.	5.250%	11/5/12	100	103
	SunTrust Banks Inc.	6.000%	9/11/17	50	49
	SunTrust Capital VIII	6.100%	12/15/36	99	69
	Swiss Bank Corp./NY	7.000%	10/15/15	250	269
	Swiss Bank Corp./NY	7.375%	6/15/17	100	104
	UBS AG/Stamford Branch	5.875%	12/20/17	425	435
	UBS AG/Stamford Branch	5.750%	4/25/18	375	379
	UFJ Finance Aruba AEC	6.750%	7/15/13	150	160
	Union Bank NA	5.950%	5/11/16	100	97
	Union Planters Corp.	7.750%	3/1/11	300	293
	UnionBanCal Corp.	5.250%	12/16/13	50	49
	US Bank NA/Cincinnati OH	4.950%	10/30/14	425	457
3	USB Capital IX	6.189%	4/15/49	300	227

Wachovia Bank NA	4.875%	2/1/15	270	278
Wachovia Bank NA	6.000%	11/15/17	200	212
Wachovia Bank NA	5.850%	2/1/37	300	300
Wachovia Bank NA	6.600%	1/15/38	275	302
3 Wachovia Capital Trust III	5.800%	3/15/11	300	204
Wachovia Corp.	5.300%	10/15/11	175	186
Wachovia Corp.	5.500%	5/1/13	350	375
Wachovia Corp.	4.875%	2/15/14	180	185
Wachovia Corp.	5.250%	8/1/14	75	78
Wachovia Corp.	5.625%	10/15/16	125	128
Wachovia Corp.	5.750%	6/15/17	425	452
Wachovia Corp.	5.750%	2/1/18	300	318
Wachovia Corp.	5.500%	8/1/35	450	415
Wells Fargo & Co.	4.200%	1/15/10	235	237
Wells Fargo & Co.	4.875%	1/12/11	200	208
Wells Fargo & Co.	5.300%	8/26/11	175	186
Wells Fargo & Co.	5.250%	10/23/12	200	213
Wells Fargo & Co.	4.375%	1/31/13	275	285
Wells Fargo & Co.	4.950%	10/16/13	175	183
Wells Fargo & Co.	5.625%	12/11/17	375	394
Wells Fargo & Co.	5.375%	2/7/35	200	197
Wells Fargo Bank NA	4.750%	2/9/15	1,300	1,318
Wells Fargo Bank NA	5.750%	5/16/16	125	131
Wells Fargo Bank NA	5.950%	8/26/36	150	152
3 Wells Fargo Capital XIII	7.700%	12/29/49	450	396
3 Wells Fargo Capital XV	9.750%	12/29/49	225	234
Westpac Banking Corp.	4.200%	2/27/15	375	382

Brokerage (0.1%)
Ameriprise Financial Inc.	5.350%	11/15/10	5	5
Ameriprise Financial Inc.	5.650%	11/15/15	125	128
BlackRock Inc.	6.250%	9/15/17	100	109
Charles Schwab Corp.	4.950%	6/1/14	325	347
Jefferies Group Inc.	8.500%	7/15/19	25	27
Jefferies Group Inc.	6.450%	6/8/27	375	316
Jefferies Group Inc.	6.250%	1/15/36	175	140
Lazard Group LLC	6.850%	6/15/17	325	325

Finance Companies (0.9%)
Block Financial LLC	7.875%	1/15/13	25	28
GATX Corp.	4.750%	10/1/12	75	76
General Electric Capital Corp.	4.250%	9/13/10	150	155
General Electric Capital Corp.	4.875%	10/21/10	175	182
General Electric Capital Corp.	5.000%	12/1/10	75	78
General Electric Capital Corp.	5.200%	2/1/11	100	105
General Electric Capital Corp.	6.125%	2/22/11	415	440
General Electric Capital Corp.	5.500%	4/28/11	75	79
General Electric Capital Corp.	5.000%	11/15/11	200	212
General Electric Capital Corp.	5.875%	2/15/12	625	667
General Electric Capital Corp.	4.375%	3/3/12	100	103
General Electric Capital Corp.	6.000%	6/15/12	475	511
General Electric Capital Corp.	3.500%	8/13/12	225	228
General Electric Capital Corp.	5.250%	10/19/12	525	556
General Electric Capital Corp.	5.450%	1/15/13	75	80
General Electric Capital Corp.	4.800%	5/1/13	425	433
General Electric Capital Corp.	5.900%	5/13/14	75	81
General Electric Capital Corp.	5.500%	6/4/14	400	430
General Electric Capital Corp.	5.650%	6/9/14	125	133

General Electric Capital Corp.	4.375%	9/21/15	200	198
General Electric Capital Corp.	5.400%	2/15/17	300	302
General Electric Capital Corp.	5.625%	9/15/17	325	333
General Electric Capital Corp.	5.625%	5/1/18	1,175	1,172
General Electric Capital Corp.	6.000%	8/7/19	175	177
General Electric Capital Corp.	6.750%	3/15/32	1,175	1,209
General Electric Capital Corp.	6.150%	8/7/37	475	451
General Electric Capital Corp.	5.875%	1/14/38	675	613
General Electric Capital Corp.	6.875%	1/10/39	650	673
3 General Electric Capital Corp.	6.375%	11/15/67	650	539
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	100	74
HSBC Finance Corp.	5.250%	1/14/11	150	155
HSBC Finance Corp.	5.700%	6/1/11	475	496
HSBC Finance Corp.	6.375%	10/15/11	100	106
HSBC Finance Corp.	7.000%	5/15/12	275	298
HSBC Finance Corp.	6.375%	11/27/12	75	81
HSBC Finance Corp.	5.250%	1/15/14	400	415
HSBC Finance Corp.	5.000%	6/30/15	575	579
HSBC Finance Corp.	5.500%	1/19/16	150	154
International Lease Finance Corp.	5.125%	11/1/10	125	117
International Lease Finance Corp.	4.950%	2/1/11	450	415
International Lease Finance Corp.	5.450%	3/24/11	50	46
International Lease Finance Corp.	5.750%	6/15/11	300	271
International Lease Finance Corp.	5.300%	5/1/12	75	60
International Lease Finance Corp.	5.000%	9/15/12	350	280
International Lease Finance Corp.	6.375%	3/25/13	150	121
International Lease Finance Corp.	5.625%	9/20/13	75	59
International Lease Finance Corp.	5.650%	6/1/14	150	119
SLM Corp.	5.400%	10/25/11	450	417
SLM Corp.	5.375%	1/15/13	150	125
SLM Corp.	5.050%	11/14/14	450	334
SLM Corp.	8.450%	6/15/18	300	239
SLM Corp.	5.625%	8/1/33	75	46

Insurance (1.0%)
ACE Capital Trust II	9.700%	4/1/30	50	50
ACE INA Holdings Inc.	5.600%	5/15/15	175	190
ACE INA Holdings Inc.	5.700%	2/15/17	100	107
ACE INA Holdings Inc.	5.800%	3/15/18	25	27
ACE INA Holdings Inc.	5.900%	6/15/19	25	27
Aetna Inc.	6.000%	6/15/16	75	79
Aetna Inc.	6.500%	9/15/18	150	161
Aetna Inc.	6.625%	6/15/36	175	183
Aetna Inc.	6.750%	12/15/37	175	187
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	425	445
Allstate Corp.	5.000%	8/15/14	150	158
Allstate Corp.	6.125%	12/15/32	100	107
Allstate Corp.	5.550%	5/9/35	125	128
3 Allstate Corp.	6.125%	5/15/37	75	62
3 Allstate Corp.	6.500%	5/15/57	225	186
Allstate Life Global Funding Trusts	5.375%	4/30/13	75	80
American Financial Group Inc./OH	9.875%	6/15/19	50	55
American International Group Inc.	4.700%	10/1/10	100	98
American International Group Inc.	5.375%	10/18/11	75	70
American International Group Inc.	4.950%	3/20/12	125	112
American International Group Inc.	4.250%	5/15/13	50	41
American International Group Inc.	5.050%	10/1/15	225	166
American International Group Inc.	5.600%	10/18/16	150	111

American International Group Inc.	5.850%	1/16/18	175	128
American International Group Inc.	8.250%	8/15/18	75	64
American International Group Inc.	6.250%	5/1/36	900	594
AON Corp.	8.205%	1/1/27	25	24
Arch Capital Group Ltd.	7.350%	5/1/34	75	73
Assurant Inc.	5.625%	2/15/14	25	25
Assurant Inc.	6.750%	2/15/34	50	43
AXA SA	8.600%	12/15/30	375	404
Axis Capital Holdings Ltd.	5.750%	12/1/14	50	51
Berkshire Hathaway Finance Corp.	4.200%	12/15/10	75	78
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	75	79
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	175	187
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	175	190
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	275	296
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	475	511
Chubb Corp.	5.750%	5/15/18	50	55
Chubb Corp.	6.000%	5/11/37	225	239
Chubb Corp.	6.500%	5/15/38	50	58
3 Chubb Corp.	6.375%	3/29/67	75	67
CIGNA Corp.	7.875%	5/15/27	50	50
CIGNA Corp.	6.150%	11/15/36	50	45
Cincinnati Financial Corp.	6.125%	11/1/34	150	125
CNA Financial Corp.	6.000%	8/15/11	100	101
CNA Financial Corp.	5.850%	12/15/14	100	94
CNA Financial Corp.	6.500%	8/15/16	175	165
Commerce Group Inc.	5.950%	12/9/13	50	47
Coventry Health Care Inc.	6.300%	8/15/14	125	123
Genworth Financial Inc.	5.750%	6/15/14	50	45
Genworth Financial Inc.	6.500%	6/15/34	150	114
Hartford Financial Services Group Inc.	5.250%	10/15/11	100	102
Hartford Financial Services Group Inc.	5.500%	10/15/16	125	117
Hartford Financial Services Group Inc.	5.375%	3/15/17	100	93
Hartford Financial Services Group Inc.	6.000%	1/15/19	25	24
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	39
Hartford Financial Services Group Inc.	6.100%	10/1/41	125	103
Humana Inc.	7.200%	6/15/18	200	202
Humana Inc.	8.150%	6/15/38	175	164
ING USA Global Funding Trust	4.500%	10/1/10	125	128
Lincoln National Corp.	6.200%	12/15/11	100	105
Lincoln National Corp.	5.650%	8/27/12	25	26
Lincoln National Corp.	6.150%	4/7/36	150	140
Loews Corp.	6.000%	2/1/35	50	48
Markel Corp.	7.125%	9/30/19	50	51
Marsh & McLennan Cos. Inc.	5.150%	9/15/10	50	51
Marsh & McLennan Cos. Inc.	6.250%	3/15/12	25	27
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	200	212
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	75	94
MetLife Inc.	5.375%	12/15/12	125	132
MetLife Inc.	5.000%	11/24/13	50	53
MetLife Inc.	5.000%	6/15/15	125	131
MetLife Inc.	7.717%	2/15/19	50	59
MetLife Inc.	6.500%	12/15/32	175	197
MetLife Inc.	6.375%	6/15/34	100	112
MetLife Inc.	5.700%	6/15/35	550	569
MetLife Inc.	6.400%	12/15/36	200	168
OneBeacon US Holdings Inc.	5.875%	5/15/13	75	72
Principal Financial Group Inc.	6.050%	10/15/36	100	93
Principal Life Income Funding Trusts	5.125%	3/1/11	125	130

Principal Life Income Funding Trusts	5.300%	12/14/12	125	133
Principal Life Income Funding Trusts	5.300%	4/24/13	150	155
Principal Life Income Funding Trusts	5.100%	4/15/14	100	103
Progressive Corp.	6.375%	1/15/12	100	104
Progressive Corp.	6.625%	3/1/29	125	133
3 Progressive Corp.	6.700%	6/15/37	125	107
Protective Life Secured Trusts	4.850%	8/16/10	100	103
Protective Life Secured Trusts	5.450%	9/28/12	50	52
Prudential Financial Inc.	5.800%	6/15/12	125	133
Prudential Financial Inc.	3.625%	9/17/12	350	351
Prudential Financial Inc.	5.150%	1/15/13	50	52
Prudential Financial Inc.	4.500%	7/15/13	200	202
Prudential Financial Inc.	4.750%	4/1/14	75	75
Prudential Financial Inc.	5.100%	9/20/14	125	126
Prudential Financial Inc.	6.200%	1/15/15	25	27
Prudential Financial Inc.	5.500%	3/15/16	25	25
Prudential Financial Inc.	6.100%	6/15/17	25	26
Prudential Financial Inc.	6.000%	12/1/17	225	229
Prudential Financial Inc.	5.750%	7/15/33	50	47
Prudential Financial Inc.	5.400%	6/13/35	100	85
Prudential Financial Inc.	5.900%	3/17/36	125	113
Prudential Financial Inc.	5.700%	12/14/36	175	160
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	100	96
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	50	46
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	50	49
Torchmark Corp.	6.375%	6/15/16	100	103
Travelers Cos. Inc.	6.250%	6/20/16	150	168
Travelers Cos. Inc.	5.750%	12/15/17	250	274
Travelers Cos. Inc.	5.900%	6/2/19	50	56
3 Travelers Cos. Inc.	6.250%	3/15/37	75	66
Travelers Cos. Inc.	6.250%	6/15/37	200	227
UnitedHealth Group Inc.	5.250%	3/15/11	150	157
UnitedHealth Group Inc.	5.500%	11/15/12	175	186
UnitedHealth Group Inc.	4.875%	2/15/13	50	52
UnitedHealth Group Inc.	4.875%	4/1/13	50	52
UnitedHealth Group Inc.	5.000%	8/15/14	475	496
UnitedHealth Group Inc.	4.875%	3/15/15	50	52
UnitedHealth Group Inc.	6.000%	6/15/17	150	157
UnitedHealth Group Inc.	6.000%	11/15/17	50	53
UnitedHealth Group Inc.	6.000%	2/15/18	125	131
UnitedHealth Group Inc.	6.500%	6/15/37	50	52
UnitedHealth Group Inc.	6.625%	11/15/37	125	135
UnitedHealth Group Inc.	6.875%	2/15/38	125	137
Unum Group	7.125%	9/30/16	100	101
WellPoint Health Networks Inc.	6.375%	1/15/12	100	107
WellPoint Inc.	6.800%	8/1/12	150	164
WellPoint Inc.	5.000%	12/15/14	25	26
WellPoint Inc.	5.250%	1/15/16	50	51
WellPoint Inc.	5.875%	6/15/17	50	53
WellPoint Inc.	5.950%	12/15/34	375	375
WellPoint Inc.	5.850%	1/15/36	225	223
WellPoint Inc.	6.375%	6/15/37	50	54
Willis North America Inc.	5.625%	7/15/15	225	220
XL Capital Ltd.	5.250%	9/15/14	125	122
XL Capital Ltd.	6.250%	5/15/27	125	110
3 XL Capital Ltd.	6.500%	12/15/49	125	90

Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	225	242
CME Group Inc.	5.750%	2/15/14	100	110
Orix Corp.	5.480%	11/22/11	125	121
XTRA Finance Corp.	5.150%	4/1/17	375	389

Real Estate Investment Trusts (0.3%)
AMB Property LP	6.300%	6/1/13	50	49
Arden Realty LP	5.250%	3/1/15	25	25
AvalonBay Communities Inc.	5.500%	1/15/12	50	51
AvalonBay Communities Inc.	5.750%	9/15/16	50	51
Boston Properties LP	5.625%	4/15/15	200	203
Brandywine Operating Partnership LP	5.750%	4/1/12	42	42
Brandywine Operating Partnership LP	5.400%	11/1/14	50	47
Brandywine Operating Partnership LP	7.500%	5/15/15	75	76
Camden Property Trust	5.700%	5/15/17	100	95
Duke Realty LP	7.375%	2/15/15	125	129
Duke Realty LP	5.950%	2/15/17	125	113
Duke Realty LP	8.250%	8/15/19	100	104
ERP Operating LP	6.625%	3/15/12	100	107
ERP Operating LP	5.500%	10/1/12	100	105
ERP Operating LP	5.250%	9/15/14	50	52
ERP Operating LP	5.125%	3/15/16	75	73
ERP Operating LP	5.375%	8/1/16	50	49
ERP Operating LP	5.750%	6/15/17	25	25
HCP Inc.	6.450%	6/25/12	50	52
HCP Inc.	5.650%	12/15/13	150	148
HCP Inc.	6.300%	9/15/16	100	97
HCP Inc.	6.700%	1/30/18	50	49
Health Care REIT Inc.	6.200%	6/1/16	275	264
Healthcare Realty Trust Inc.	5.125%	4/1/14	75	70
Hospitality Properties Trust	7.875%	8/15/14	75	76
Hospitality Properties Trust	5.125%	2/15/15	150	134
HRPT Properties Trust	6.250%	8/15/16	150	137
Kimco Realty Corp.	5.783%	3/15/16	25	24
Kimco Realty Corp.	6.875%	10/1/19	50	51
Liberty Property LP	5.125%	3/2/15	250	231
Liberty Property LP	5.500%	12/15/16	50	45
Mack-Cali Realty Corp.	7.750%	8/15/19	50	52
National Retail Properties Inc.	6.875%	10/15/17	275	261
Nationwide Health Properties Inc.	6.250%	2/1/13	125	126
ProLogis	5.625%	11/15/15	75	68
ProLogis	5.750%	4/1/16	50	45
ProLogis	5.625%	11/15/16	75	67
Realty Income Corp.	6.750%	8/15/19	150	145
Regency Centers LP	6.750%	1/15/12	300	305
Simon Property Group LP	4.875%	8/15/10	75	77
Simon Property Group LP	5.000%	3/1/12	100	103
Simon Property Group LP	5.300%	5/30/13	125	127
Simon Property Group LP	5.750%	12/1/15	525	539
Simon Property Group LP	5.250%	12/1/16	250	246
Simon Property Group LP	5.875%	3/1/17	25	25
Simon Property Group LP	6.125%	5/30/18	225	230

Tanger Properties LP	6.150%	11/15/15	100	94
				119,502

Industrial (9.9%)
Basic Industry (0.8%)
Agrium Inc.	6.750%	1/15/19	200	216
Airgas Inc.	4.500%	9/15/14	50	51
Alcoa Inc.	7.375%	8/1/10	100	104
Alcoa Inc.	5.375%	1/15/13	200	205
Alcoa Inc.	6.000%	7/15/13	450	470
Alcoa Inc.	5.900%	2/1/27	200	165
ArcelorMittal	5.375%	6/1/13	350	361
ArcelorMittal	9.000%	2/15/15	150	172
ArcelorMittal	6.125%	6/1/18	150	148
ArcelorMittal	9.850%	6/1/19	75	88
Barrick Gold Finance Co.	4.875%	11/15/14	75	80
Barrick Gold Financeco LLC	6.125%	9/15/13	150	167
Barrick North America Finance LLC	6.800%	9/15/18	150	172
Barrick North America Finance LLC	7.500%	9/15/38	175	224
BHP Billiton Finance USA Ltd.	5.125%	3/29/12	25	27
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	200	238
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	150	160
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	75	83
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	50	54
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	100	109
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	400	461
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	250	258
Commercial Metals Co.	6.500%	7/15/17	50	50
Commercial Metals Co.	7.350%	8/15/18	150	158
Cytec Industries Inc.	8.950%	7/1/17	50	54
Dow Chemical Co.	4.850%	8/15/12	25	26
Dow Chemical Co.	6.000%	10/1/12	375	401
Dow Chemical Co.	7.600%	5/15/14	525	576
Dow Chemical Co.	5.900%	2/15/15	25	26
Dow Chemical Co.	5.700%	5/15/18	25	25
Dow Chemical Co.	8.550%	5/15/19	350	391
Dow Chemical Co.	7.375%	11/1/29	25	26
Dow Chemical Co.	9.400%	5/15/39	50	62
EI Du Pont de Nemours & Co.	4.750%	11/15/12	25	27
EI Du Pont de Nemours & Co.	5.000%	7/15/13	175	190
EI Du Pont de Nemours & Co.	5.875%	1/15/14	175	193
EI Du Pont de Nemours & Co.	6.000%	7/15/18	275	313
EI Du Pont de Nemours & Co.	6.500%	1/15/28	100	111
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	250	266
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	325	345
International Paper Co.	5.300%	4/1/15	75	76
International Paper Co.	7.950%	6/15/18	500	542
International Paper Co.	7.500%	8/15/21	125	132
Lubrizol Corp.	5.500%	10/1/14	250	267
Lubrizol Corp.	6.500%	10/1/34	100	105
Monsanto Co.	7.375%	8/15/12	100	115
Monsanto Co.	5.875%	4/15/38	325	359
5 Mosaic Co.	7.625%	12/1/16	200	215
Newmont Mining Corp.	5.875%	4/1/35	100	97
Newmont Mining Corp.	6.250%	10/1/39	125	124
Nucor Corp.	5.750%	12/1/17	25	27
Nucor Corp.	5.850%	6/1/18	150	167
Nucor Corp.	6.400%	12/1/37	75	86
Placer Dome Inc.	6.450%	10/15/35	75	79
Plum Creek Timberlands LP	5.875%	11/15/15	100	103
Potash Corp. of Saskatchewan Inc.	7.750%	5/31/11	375	410

Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	125	125
PPG Industries Inc.	5.750%	3/15/13	100	105
PPG Industries Inc.	6.650%	3/15/18	250	273
Praxair Inc.	3.950%	6/1/13	200	211
Praxair Inc.	4.375%	3/31/14	75	80
Praxair Inc.	5.250%	11/15/14	50	56
Praxair Inc.	5.200%	3/15/17	25	27
Praxair Inc.	4.500%	8/15/19	50	51
Rio Tinto Alcan Inc.	4.875%	9/15/12	125	129
Rio Tinto Alcan Inc.	4.500%	5/15/13	125	127
Rio Tinto Alcan Inc.	5.200%	1/15/14	125	130
Rio Tinto Alcan Inc.	5.000%	6/1/15	25	25
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	227
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	150	161
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	575	676
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	150	162
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	300	368
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	82
Southern Copper Corp.	7.500%	7/27/35	150	152
Vale Inco Ltd.	7.750%	5/15/12	125	137
Vale Inco Ltd.	5.700%	10/15/15	125	130
Vale Overseas Ltd.	6.250%	1/23/17	100	107
Vale Overseas Ltd.	5.625%	9/15/19	150	153
Vale Overseas Ltd.	8.250%	1/17/34	50	59
Vale Overseas Ltd.	6.875%	11/21/36	275	282
Valspar Corp.	7.250%	6/15/19	25	27
Xstrata Canada Corp.	7.350%	6/5/12	75	81
Xstrata Canada Corp.	7.250%	7/15/12	50	54
Xstrata Canada Corp.	5.500%	6/15/17	200	191

Capital Goods (1.0%)
3M Co.	5.125%	11/6/09	50	50
3M Co.	6.375%	2/15/28	100	116
3M Co.	5.700%	3/15/37	125	141
Allied Waste North America Inc.	7.375%	4/15/14	150	156
Allied Waste North America Inc.	7.125%	5/15/16	50	53
Bemis Co. Inc.	4.875%	4/1/12	150	155
Boeing Capital Corp.	5.800%	1/15/13	75	82
Boeing Co.	3.500%	2/15/15	400	408
Boeing Co.	6.000%	3/15/19	25	28
Boeing Co.	4.875%	2/15/20	75	78
Boeing Co.	6.625%	2/15/38	150	175
Boeing Co.	5.875%	2/15/40	75	80
Caterpillar Financial Services Corp.	4.850%	12/7/12	350	372
Caterpillar Financial Services Corp.	4.250%	2/8/13	250	260
Caterpillar Financial Services Corp.	6.125%	2/17/14	275	304
Caterpillar Financial Services Corp.	4.750%	2/17/15	250	258
Caterpillar Financial Services Corp.	7.150%	2/15/19	525	615
Caterpillar Inc.	6.625%	7/15/28	75	84
Caterpillar Inc.	6.050%	8/15/36	600	653
Caterpillar Inc.	7.375%	3/1/97	175	197
Cooper US Inc.	5.250%	11/15/12	100	108
Cooper US Inc.	5.450%	4/1/15	75	81
CRH America Inc.	5.625%	9/30/11	50	52
CRH America Inc.	6.950%	3/15/12	300	319
CRH America Inc.	6.000%	9/30/16	225	231
CRH America Inc.	8.125%	7/15/18	400	447
Danaher Corp.	5.625%	1/15/18	75	83

Deere & Co.	6.950%	4/25/14	175	205
Deere & Co.	7.125%	3/3/31	100	119
Dover Corp.	5.450%	3/15/18	200	216
Dover Corp.	6.600%	3/15/38	75	92
Eaton Corp.	4.900%	5/15/13	100	106
Eaton Corp.	5.600%	5/15/18	50	52
Embraer Overseas Ltd.	6.375%	1/24/17	150	151
Emerson Electric Co.	7.125%	8/15/10	50	53
Emerson Electric Co.	4.625%	10/15/12	300	325
Emerson Electric Co.	5.250%	10/15/18	225	244
Emerson Electric Co.	4.875%	10/15/19	25	26
General Dynamics Corp.	4.250%	5/15/13	225	240
General Dynamics Corp.	5.250%	2/1/14	75	82
General Electric Co.	5.000%	2/1/13	850	900
General Electric Co.	5.250%	12/6/17	450	463
Harsco Corp.	5.750%	5/15/18	125	130
Honeywell International Inc.	6.125%	11/1/11	100	109
Honeywell International Inc.	5.625%	8/1/12	150	165
Honeywell International Inc.	4.250%	3/1/13	50	53
Honeywell International Inc.	5.300%	3/15/17	200	214
Honeywell International Inc.	5.700%	3/15/37	100	109
Illinois Tool Works Inc.	5.150%	4/1/14	175	189
Illinois Tool Works Inc.	6.250%	4/1/19	100	114
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	100	107
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	50	59
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	125	133
John Deere Capital Corp.	5.400%	10/17/11	150	161
John Deere Capital Corp.	7.000%	3/15/12	75	84
John Deere Capital Corp.	5.250%	10/1/12	125	135
John Deere Capital Corp.	4.950%	12/17/12	25	27
John Deere Capital Corp.	4.900%	9/9/13	275	294
John Deere Capital Corp.	5.750%	9/10/18	275	302
Joy Global Inc.	6.000%	11/15/16	50	50
5 L-3 Communications Corp.	5.200%	10/15/19	100	100
Lafarge SA	6.500%	7/15/16	200	203
Lafarge SA	7.125%	7/15/36	325	301
Lockheed Martin Corp.	4.121%	3/14/13	125	131
Lockheed Martin Corp.	6.150%	9/1/36	375	426
Martin Marietta Materials Inc.	6.600%	4/15/18	150	156
Northrop Grumman Systems Corp.	7.125%	2/15/11	250	269
Parker Hannifin Corp.	5.500%	5/15/18	50	53
Parker Hannifin Corp.	6.250%	5/15/38	25	28
Raytheon Co.	5.500%	11/15/12	100	110
Raytheon Co.	7.200%	8/15/27	25	31
5 Republic Services Inc.	5.500%	9/15/19	425	439
Republic Services Inc.	6.086%	3/15/35	75	70
Rockwell Automation Inc./DE	5.650%	12/1/17	25	27
Rockwell Automation Inc./DE	6.700%	1/15/28	50	55
Rockwell Automation Inc./DE	6.250%	12/1/37	100	110
Rockwell Collins Inc.	5.250%	7/15/19	25	27
Roper Industries Inc.	6.625%	8/15/13	250	270
Roper Industries Inc.	6.250%	9/1/19	75	78
Textron Inc.	6.500%	6/1/12	225	230
Tyco International Finance SA	6.750%	2/15/11	125	132
Tyco International Finance SA	6.375%	10/15/11	200	215
Tyco International Finance SA	6.000%	11/15/13	50	54
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	325	353

United Technologies Corp.	6.350%	3/1/11	50	54
United Technologies Corp.	6.100%	5/15/12	200	222
United Technologies Corp.	4.875%	5/1/15	125	137
United Technologies Corp.	5.375%	12/15/17	50	54
United Technologies Corp.	6.700%	8/1/28	100	118
United Technologies Corp.	7.500%	9/15/29	125	159
United Technologies Corp.	5.400%	5/1/35	150	155
United Technologies Corp.	6.050%	6/1/36	225	257
Waste Management Inc.	6.375%	3/11/15	175	194

Communication (2.3%)
America Movil SAB de CV	5.500%	3/1/14	50	52
America Movil SAB de CV	5.750%	1/15/15	100	105
America Movil SAB de CV	6.375%	3/1/35	175	182
America Movil SAB de CV	6.125%	11/15/37	150	151
AT&T Corp.	7.300%	11/15/11	150	167
AT&T Corp.	8.000%	11/15/31	875	1,078
AT&T Inc.	5.300%	11/15/10	50	52
AT&T Inc.	5.875%	2/1/12	315	343
AT&T Inc.	5.875%	8/15/12	135	149
AT&T Inc.	4.950%	1/15/13	225	240
AT&T Inc.	6.700%	11/15/13	175	198
AT&T Inc.	4.850%	2/15/14	575	611
AT&T Inc.	5.100%	9/15/14	450	486
AT&T Inc.	5.625%	6/15/16	400	433
AT&T Inc.	5.500%	2/1/18	75	78
AT&T Inc.	5.600%	5/15/18	425	449
AT&T Inc.	5.800%	2/15/19	150	161
AT&T Inc.	6.450%	6/15/34	75	80
AT&T Inc.	6.500%	9/1/37	275	295
AT&T Inc.	6.300%	1/15/38	625	659
AT&T Inc.	6.400%	5/15/38	25	27
AT&T Inc.	6.550%	2/15/39	175	191
AT&T Mobility LLC	6.500%	12/15/11	100	110
AT&T Mobility LLC	7.125%	12/15/31	225	267
BellSouth Capital Funding Corp.	7.875%	2/15/30	175	211
BellSouth Corp.	5.200%	9/15/14	125	136
BellSouth Corp.	5.200%	12/15/16	75	80
BellSouth Corp.	6.875%	10/15/31	125	137
BellSouth Corp.	6.550%	6/15/34	225	244
BellSouth Corp.	6.000%	11/15/34	60	61
BellSouth Telecommunications Inc.	6.375%	6/1/28	70	74
British Telecommunications PLC	9.125%	12/15/10	25	27
British Telecommunications PLC	5.950%	1/15/18	300	303
British Telecommunications PLC	9.625%	12/15/30	350	445
CBS Corp.	6.625%	5/15/11	125	131
CBS Corp.	8.875%	5/15/19	175	193
5 Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	400	413
5 Cellco Partnership / Verizon Wireless Capital
LLC	5.250%	2/1/12	250	268
5 Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	450	518
5 Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	575	621
5 Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	125	155
CenturyTel Inc.	5.000%	2/15/15	50	50

CenturyTel Inc.	6.150%	9/15/19	275	275
CenturyTel Inc.	7.600%	9/15/39	125	124
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	110	128
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	178
Comcast Cable Communications LLC	6.750%	1/30/11	75	80
Comcast Cable Communications LLC	8.875%	5/1/17	500	617
Comcast Corp.	5.500%	3/15/11	50	53
Comcast Corp.	5.300%	1/15/14	325	348
Comcast Corp.	5.900%	3/15/16	100	107
Comcast Corp.	6.300%	11/15/17	50	54
Comcast Corp.	5.875%	2/15/18	325	344
Comcast Corp.	5.700%	7/1/19	250	263
Comcast Corp.	6.500%	11/15/35	450	477
Comcast Corp.	6.450%	3/15/37	125	132
Comcast Corp.	6.950%	8/15/37	450	504
Comcast Corp.	6.550%	7/1/39	250	267
COX Communications Inc.	6.750%	3/15/11	200	213
COX Communications Inc.	7.125%	10/1/12	50	56
COX Communications Inc.	5.450%	12/15/14	500	535
COX Communications Inc.	5.500%	10/1/15	125	132
Deutsche Telekom International Finance BV	4.875%	7/8/14	75	79
Deutsche Telekom International Finance BV	5.750%	3/23/16	400	425
Deutsche Telekom International Finance BV	6.000%	7/8/19	150	161
Deutsche Telekom International Finance BV	8.750%	6/15/30	425	551
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	8.375%	3/15/13	300	308
5 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	4.750%	10/1/14	100	100
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	7.625%	5/15/16	50	54
5 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	5.875%	10/1/19	125	125
Embarq Corp.	7.082%	6/1/16	350	382
Embarq Corp.	7.995%	6/1/36	50	52
France Telecom SA	7.750%	3/1/11	825	893
France Telecom SA	8.500%	3/1/31	425	582
Grupo Televisa SA	6.625%	3/18/25	100	101
McGraw-Hill Cos. Inc.	5.375%	11/15/12	125	133
McGraw-Hill Cos. Inc.	5.900%	11/15/17	150	154
McGraw-Hill Cos. Inc.	6.550%	11/15/37	150	148
New Cingular Wireless Services Inc.	7.875%	3/1/11	550	597
New Cingular Wireless Services Inc.	8.125%	5/1/12	475	542
New Cingular Wireless Services Inc.	8.750%	3/1/31	125	166
News America Holdings Inc.	9.250%	2/1/13	100	117
News America Holdings Inc.	8.150%	10/17/36	175	207
News America Inc.	5.300%	12/15/14	250	269
News America Inc.	6.200%	12/15/34	400	395
News America Inc.	6.400%	12/15/35	290	292
Omnicom Group Inc.	5.900%	4/15/16	25	26
Pacific Bell Telephone Co.	7.125%	3/15/26	50	56
Qwest Corp.	7.875%	9/1/11	150	154
Qwest Corp.	8.875%	3/15/12	125	131
Qwest Corp.	7.500%	10/1/14	200	203
Qwest Corp.	6.500%	6/1/17	100	94
Qwest Corp.	7.500%	6/15/23	100	90
Qwest Corp.	6.875%	9/15/33	275	224

Reed Elsevier Capital Inc.	4.625%	6/15/12	25	26
Reed Elsevier Capital Inc.	7.750%	1/15/14	100	114
Reed Elsevier Capital Inc.	8.625%	1/15/19	125	153
Rogers Communications Inc.	6.375%	3/1/14	450	497
Rogers Communications Inc.	5.500%	3/15/14	150	160
Rogers Communications Inc.	6.800%	8/15/18	425	477
RR Donnelley & Sons Co.	4.950%	4/1/14	25	24
RR Donnelley & Sons Co.	5.500%	5/15/15	50	48
RR Donnelley & Sons Co.	8.600%	8/15/16	275	293
Telecom Italia Capital SA	4.875%	10/1/10	100	103
Telecom Italia Capital SA	6.200%	7/18/11	100	106
Telecom Italia Capital SA	5.250%	11/15/13	620	652
Telecom Italia Capital SA	6.175%	6/18/14	75	81
Telecom Italia Capital SA	4.950%	9/30/14	175	182
Telecom Italia Capital SA	5.250%	10/1/15	275	284
Telecom Italia Capital SA	7.175%	6/18/19	100	112
Telecom Italia Capital SA	6.375%	11/15/33	85	89
Telecom Italia Capital SA	6.000%	9/30/34	25	25
Telecom Italia Capital SA	7.200%	7/18/36	100	114
Telecom Italia Capital SA	7.721%	6/4/38	25	30
Telefonica Emisiones SAU	5.984%	6/20/11	200	213
Telefonica Emisiones SAU	6.421%	6/20/16	450	501
Telefonica Emisiones SAU	5.877%	7/15/19	100	108
Telefonica Emisiones SAU	7.045%	6/20/36	425	497
Telefonica Europe BV	8.250%	9/15/30	200	261
Telefonos de Mexico SAB de CV	5.500%	1/27/15	200	207
Telus Corp.	8.000%	6/1/11	125	136
Thomson Reuters Corp.	5.700%	10/1/14	125	137
Thomson Reuters Corp.	4.700%	10/15/19	300	300
Thomson Reuters Corp.	5.500%	8/15/35	200	196
Time Warner Cable Inc.	5.400%	7/2/12	150	160
Time Warner Cable Inc.	6.200%	7/1/13	150	163
Time Warner Cable Inc.	7.500%	4/1/14	100	115
Time Warner Cable Inc.	5.850%	5/1/17	500	526
Time Warner Cable Inc.	6.750%	7/1/18	850	938
Time Warner Cable Inc.	8.250%	4/1/19	225	271
Time Warner Cable Inc.	6.550%	5/1/37	125	133
Time Warner Cable Inc.	6.750%	6/15/39	275	298
Time Warner Entertainment Co. LP	8.375%	3/15/23	175	212
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	121
United States Cellular Corp.	6.700%	12/15/33	75	78
Verizon Communications Inc.	4.350%	2/15/13	25	26
Verizon Communications Inc.	5.250%	4/15/13	100	108
Verizon Communications Inc.	5.550%	2/15/16	250	270
Verizon Communications Inc.	5.500%	2/15/18	600	626
Verizon Communications Inc.	8.750%	11/1/18	100	125
Verizon Communications Inc.	6.350%	4/1/19	250	276
Verizon Communications Inc.	5.850%	9/15/35	425	431
Verizon Communications Inc.	6.400%	2/15/38	125	134
Verizon Communications Inc.	6.900%	4/15/38	125	143
Verizon Communications Inc.	8.950%	3/1/39	500	685
Verizon Communications Inc.	7.350%	4/1/39	325	389
Verizon Global Funding Corp.	7.250%	12/1/10	300	319
Verizon Global Funding Corp.	6.875%	6/15/12	900	1,001
Verizon Global Funding Corp.	4.375%	6/1/13	25	26
Verizon Global Funding Corp.	7.750%	12/1/30	300	358
Verizon New England Inc.	6.500%	9/15/11	200	215
Verizon New Jersey Inc.	5.875%	1/17/12	100	108

Verizon New York Inc.	6.875%	4/1/12	75	82
Verizon Virginia Inc.	4.625%	3/15/13	100	104
Vodafone Group PLC	5.350%	2/27/12	100	107
Vodafone Group PLC	5.000%	12/16/13	400	428
Vodafone Group PLC	5.375%	1/30/15	500	540
Vodafone Group PLC	5.000%	9/15/15	50	53
Vodafone Group PLC	5.750%	3/15/16	100	108
Vodafone Group PLC	5.625%	2/27/17	250	265
Vodafone Group PLC	5.450%	6/10/19	150	156
Vodafone Group PLC	7.875%	2/15/30	50	62
Vodafone Group PLC	6.150%	2/27/37	75	80
Washington Post Co.	7.250%	2/1/19	75	83
WPP Finance UK	5.875%	6/15/14	75	77
WPP Finance UK	8.000%	9/15/14	50	55

Consumer Cyclical (1.0%)
Best Buy Co. Inc.	6.750%	7/15/13	275	294
Costco Wholesale Corp.	5.300%	3/15/12	25	27
Costco Wholesale Corp.	5.500%	3/15/17	200	219
CVS Caremark Corp.	5.750%	8/15/11	25	27
CVS Caremark Corp.	4.875%	9/15/14	75	80
CVS Caremark Corp.	6.600%	3/15/19	200	225
CVS Caremark Corp.	6.250%	6/1/27	375	394
3 CVS Caremark Corp.	6.302%	6/1/37	125	106
CVS Caremark Corp.	6.125%	9/15/39	175	177
Daimler Finance North America LLC	5.875%	3/15/11	300	311
Daimler Finance North America LLC	5.750%	9/8/11	150	157
Daimler Finance North America LLC	7.300%	1/15/12	625	674
Daimler Finance North America LLC	6.500%	11/15/13	300	322
Daimler Finance North America LLC	8.500%	1/18/31	100	119
Darden Restaurants Inc.	5.625%	10/15/12	75	79
Darden Restaurants Inc.	6.200%	10/15/17	275	290
Darden Restaurants Inc.	6.800%	10/15/37	100	105
Historic TW Inc.	9.150%	2/1/23	195	245
Historic TW Inc.	6.625%	5/15/29	175	182
Home Depot Inc.	5.250%	12/16/13	250	267
Home Depot Inc.	5.400%	3/1/16	175	183
Home Depot Inc.	5.875%	12/16/36	225	217
Johnson Controls Inc.	5.250%	1/15/11	75	77
Johnson Controls Inc.	6.000%	1/15/36	50	48
Kohl's Corp.	6.250%	12/15/17	50	54
Kohl's Corp.	6.000%	1/15/33	100	100
Lowe's Cos. Inc.	5.600%	9/15/12	100	110
Lowe's Cos. Inc.	5.000%	10/15/15	150	162
Lowe's Cos. Inc.	5.400%	10/15/16	150	162
Lowe's Cos. Inc.	6.100%	9/15/17	75	85
Lowe's Cos. Inc.	6.875%	2/15/28	25	29
Lowe's Cos. Inc.	6.500%	3/15/29	200	223
Lowe's Cos. Inc.	5.800%	10/15/36	75	78
Marriott International Inc./DE	4.625%	6/15/12	100	101
Marriott International Inc./DE	5.625%	2/15/13	100	102
Marriott International Inc./DE	6.200%	6/15/16	25	25
Marriott International Inc./DE	6.375%	6/15/17	50	50
McDonald's Corp.	5.300%	3/15/17	125	136
McDonald's Corp.	5.800%	10/15/17	175	197
McDonald's Corp.	5.350%	3/1/18	100	109
McDonald's Corp.	5.000%	2/1/19	100	107
McDonald's Corp.	6.300%	10/15/37	50	58

McDonald's Corp.	5.700%	2/1/39	100	108
MDC Holdings Inc.	5.500%	5/15/13	75	74
Nordstrom Inc.	6.250%	1/15/18	75	78
Nordstrom Inc.	7.000%	1/15/38	50	53
Paccar Inc.	6.875%	2/15/14	100	113
Staples Inc.	7.750%	4/1/11	50	54
Staples Inc.	9.750%	1/15/14	100	120
Target Corp.	5.125%	1/15/13	225	242
Target Corp.	4.000%	6/15/13	175	182
Target Corp.	5.375%	5/1/17	225	243
Target Corp.	6.000%	1/15/18	250	281
Target Corp.	7.000%	7/15/31	100	113
Target Corp.	6.350%	11/1/32	150	163
Target Corp.	6.500%	10/15/37	150	165
Target Corp.	7.000%	1/15/38	225	262
Time Warner Inc.	6.750%	4/15/11	375	401
Time Warner Inc.	5.500%	11/15/11	250	265
Time Warner Inc.	6.875%	5/1/12	50	55
Time Warner Inc.	5.875%	11/15/16	75	80
Time Warner Inc.	7.625%	4/15/31	300	335
Time Warner Inc.	7.700%	5/1/32	225	254
Time Warner Inc.	6.500%	11/15/36	175	180
TJX Cos. Inc.	6.950%	4/15/19	100	118
Toll Brothers Finance Corp.	5.150%	5/15/15	100	98
Toll Brothers Finance Corp.	6.750%	11/1/19	100	100
Toyota Motor Credit Corp.	4.350%	12/15/10	75	78
Toyota Motor Credit Corp.	5.450%	5/18/11	225	238
VF Corp.	5.950%	11/1/17	75	80
VF Corp.	6.450%	11/1/37	50	55
Viacom Inc.	6.250%	4/30/16	50	54
Viacom Inc.	6.125%	10/5/17	75	80
Viacom Inc.	6.875%	4/30/36	250	264
Wal-Mart Stores Inc.	4.125%	2/15/11	25	26
Wal-Mart Stores Inc.	4.550%	5/1/13	525	566
Wal-Mart Stores Inc.	7.250%	6/1/13	100	117
Wal-Mart Stores Inc.	4.500%	7/1/15	225	241
Wal-Mart Stores Inc.	5.375%	4/5/17	25	27
Wal-Mart Stores Inc.	5.800%	2/15/18	250	279
Wal-Mart Stores Inc.	5.875%	4/5/27	725	785
Wal-Mart Stores Inc.	7.550%	2/15/30	175	225
Wal-Mart Stores Inc.	5.250%	9/1/35	150	151
Wal-Mart Stores Inc.	6.500%	8/15/37	375	440
Wal-Mart Stores Inc.	6.200%	4/15/38	300	342
Walgreen Co.	4.875%	8/1/13	450	486
Walt Disney Co.	5.700%	7/15/11	325	350
Walt Disney Co.	6.375%	3/1/12	100	111
Walt Disney Co.	5.625%	9/15/16	375	410
Walt Disney Co.	5.875%	12/15/17	175	196
Walt Disney Co.	5.500%	3/15/19	25	27
Western Union Co.	5.400%	11/17/11	125	134
Western Union Co.	5.930%	10/1/16	125	136
Western Union Co.	6.200%	11/17/36	75	73
Yum! Brands Inc.	8.875%	4/15/11	125	137
Yum! Brands Inc.	7.700%	7/1/12	100	111
Yum! Brands Inc.	6.250%	4/15/16	50	53
Yum! Brands Inc.	6.250%	3/15/18	50	53
Yum! Brands Inc.	6.875%	11/15/37	225	248

Consumer Noncyclical (2.4%)
Abbott Laboratories	3.750%	3/15/11	100	104
Abbott Laboratories	5.150%	11/30/12	100	110
Abbott Laboratories	4.350%	3/15/14	500	532
Abbott Laboratories	5.875%	5/15/16	475	530
Abbott Laboratories	5.600%	11/30/17	100	110
Abbott Laboratories	6.150%	11/30/37	150	173
Abbott Laboratories	6.000%	4/1/39	50	57
Allergan Inc./United States	5.750%	4/1/16	25	27
Altria Group Inc.	8.500%	11/10/13	500	581
Altria Group Inc.	9.700%	11/10/18	225	280
Altria Group Inc.	9.250%	8/6/19	300	369
Altria Group Inc.	9.950%	11/10/38	150	205
Altria Group Inc.	10.200%	2/6/39	350	486
AmerisourceBergen Corp.	5.625%	9/15/12	100	107
AmerisourceBergen Corp.	5.875%	9/15/15	150	162
Amgen Inc.	4.850%	11/18/14	100	108
Amgen Inc.	5.850%	6/1/17	150	165
Amgen Inc.	5.700%	2/1/19	225	247
Amgen Inc.	6.375%	6/1/37	125	143
Amgen Inc.	6.400%	2/1/39	175	202
Anheuser-Busch Cos. Inc.	6.000%	4/15/11	250	264
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	125	129
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	75	79
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	150	171
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	115	116
Archer-Daniels-Midland Co.	5.450%	3/15/18	75	81
Archer-Daniels-Midland Co.	7.000%	2/1/31	200	232
Archer-Daniels-Midland Co.	5.935%	10/1/32	100	107
Archer-Daniels-Midland Co.	5.375%	9/15/35	275	273
AstraZeneca PLC	5.400%	9/15/12	425	466
AstraZeneca PLC	5.400%	6/1/14	75	83
AstraZeneca PLC	5.900%	9/15/17	375	420
AstraZeneca PLC	6.450%	9/15/37	450	529
Baxter FinCo BV	4.750%	10/15/10	175	181
Baxter International Inc.	6.250%	12/1/37	150	171
Becton Dickinson and Co.	5.000%	5/15/19	50	53
Biogen Idec Inc.	6.000%	3/1/13	225	239
Biogen Idec Inc.	6.875%	3/1/18	325	356
Bottling Group LLC	4.625%	11/15/12	200	216
Bottling Group LLC	5.000%	11/15/13	75	81
Bottling Group LLC	5.500%	4/1/16	250	273
Bristol-Myers Squibb Co.	5.450%	5/1/18	50	54
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	252
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	118
Bristol-Myers Squibb Co.	5.875%	11/15/36	100	111
Bristol-Myers Squibb Co.	6.125%	5/1/38	75	85
Bunge Ltd. Finance Corp.	5.100%	7/15/15	25	25
Bunge Ltd. Finance Corp.	8.500%	6/15/19	75	87
Campbell Soup Co.	6.750%	2/15/11	100	107
Cardinal Health Inc.	4.000%	6/15/15	50	49
5 CareFusion Corp.	4.125%	8/1/12	25	26
5 CareFusion Corp.	5.125%	8/1/14	50	52
5 CareFusion Corp.	6.375%	8/1/19	50	54
Cia de Bebidas das Americas	10.500%	12/15/11	100	117
Cia de Bebidas das Americas	8.750%	9/15/13	100	117
Clorox Co.	4.200%	1/15/10	175	177
Clorox Co.	5.000%	1/15/15	50	53

Coca-Cola Co.	3.625%	3/15/14	100	104
Coca-Cola Co.	5.350%	11/15/17	225	245
Coca-Cola Co.	4.875%	3/15/19	250	264
Coca-Cola Enterprises Inc.	5.000%	8/15/13	450	487
Coca-Cola Enterprises Inc.	4.250%	3/1/15	25	26
Coca-Cola Enterprises Inc.	4.500%	8/15/19	25	26
Coca-Cola Enterprises Inc.	8.500%	2/1/22	50	67
Coca-Cola Enterprises Inc.	7.000%	10/1/26	200	242
Coca-Cola HBC Finance BV	5.125%	9/17/13	100	107
Covidien International Finance SA	5.450%	10/15/12	125	136
Covidien International Finance SA	6.000%	10/15/17	225	249
Covidien International Finance SA	6.550%	10/15/37	175	207
Delhaize Group SA	5.875%	2/1/14	125	135
Diageo Capital PLC	5.200%	1/30/13	50	53
Diageo Capital PLC	7.375%	1/15/14	300	349
Diageo Capital PLC	5.750%	10/23/17	25	27
Diageo Finance BV	5.300%	10/28/15	75	81
Diageo Investment Corp.	9.000%	8/15/11	400	452
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	25	27
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	100	114
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	25	31
Eli Lilly & Co.	3.550%	3/6/12	175	183
Eli Lilly & Co.	6.000%	3/15/12	25	27
Eli Lilly & Co.	4.200%	3/6/14	150	159
Eli Lilly & Co.	5.200%	3/15/17	150	161
Eli Lilly & Co.	5.500%	3/15/27	150	159
Eli Lilly & Co.	5.950%	11/15/37	150	170
Express Scripts Inc.	5.250%	6/15/12	125	133
Express Scripts Inc.	6.250%	6/15/14	125	138
Express Scripts Inc.	7.250%	6/15/19	50	59
Fortune Brands Inc.	5.125%	1/15/11	125	129
Fortune Brands Inc.	5.375%	1/15/16	250	249
Fortune Brands Inc.	5.875%	1/15/36	50	43
Genentech Inc.	4.750%	7/15/15	50	55
Genentech Inc.	5.250%	7/15/35	75	76
General Mills Inc.	6.000%	2/15/12	233	253
General Mills Inc.	5.650%	9/10/12	100	109
General Mills Inc.	5.250%	8/15/13	100	108
General Mills Inc.	5.700%	2/15/17	150	164
General Mills Inc.	5.650%	2/15/19	775	839
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	400	430
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	375	398
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	400	438
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	350	414
Hasbro Inc.	6.300%	9/15/17	175	183
Hershey Co.	5.450%	9/1/16	50	52
HJ Heinz Finance Co.	6.625%	7/15/11	250	272
HJ Heinz Finance Co.	6.750%	3/15/32	225	252
Hospira Inc.	5.900%	6/15/14	75	81
Johnson & Johnson	5.150%	8/15/12	175	192
Johnson & Johnson	6.950%	9/1/29	25	31
Johnson & Johnson	4.950%	5/15/33	150	148
Johnson & Johnson	5.950%	8/15/37	200	229
Kellogg Co.	6.600%	4/1/11	220	236
Kellogg Co.	5.125%	12/3/12	375	407
Kellogg Co.	4.250%	3/6/13	100	106
Kimberly-Clark Corp.	4.875%	8/15/15	200	218
Kimberly-Clark Corp.	6.125%	8/1/17	275	311

Kimberly-Clark Corp.	6.250%	7/15/18	50	57
Koninklijke Philips Electronics NV	4.625%	3/11/13	100	105
Koninklijke Philips Electronics NV	5.750%	3/11/18	200	214
Koninklijke Philips Electronics NV	6.875%	3/11/38	175	204
Kraft Foods Inc.	4.125%	11/12/09	275	276
Kraft Foods Inc.	5.625%	11/1/11	50	53
Kraft Foods Inc.	6.250%	6/1/12	100	109
Kraft Foods Inc.	5.250%	10/1/13	25	26
Kraft Foods Inc.	6.750%	2/19/14	75	85
Kraft Foods Inc.	6.500%	8/11/17	475	515
Kraft Foods Inc.	6.125%	8/23/18	75	80
Kraft Foods Inc.	6.500%	11/1/31	200	210
Kraft Foods Inc.	7.000%	8/11/37	400	448
Kraft Foods Inc.	6.875%	2/1/38	575	635
Kraft Foods Inc.	6.875%	1/26/39	25	28
Kroger Co.	6.800%	4/1/11	225	241
Kroger Co.	6.750%	4/15/12	350	385
Kroger Co.	6.200%	6/15/12	250	273
Kroger Co.	5.000%	4/15/13	200	212
Kroger Co.	6.150%	1/15/20	75	83
Kroger Co.	8.000%	9/15/29	125	158
Kroger Co.	7.500%	4/1/31	100	124
Kroger Co.	6.900%	4/15/38	75	90
Laboratory Corp. of America Holdings	5.625%	12/15/15	75	77
Lorillard Tobacco Co.	8.125%	6/23/19	475	539
McKesson Corp.	7.750%	2/1/12	100	111
McKesson Corp.	5.250%	3/1/13	175	183
Medco Health Solutions Inc.	7.125%	3/15/18	250	283
Medtronic Inc.	4.500%	3/15/14	75	80
Medtronic Inc.	4.750%	9/15/15	100	106
Medtronic Inc.	5.600%	3/15/19	25	28
Medtronic Inc.	6.500%	3/15/39	25	30
Merck & Co. Inc./NJ	1.875%	6/30/11	150	152
Merck & Co. Inc./NJ	4.375%	2/15/13	100	104
Merck & Co. Inc./NJ	4.750%	3/1/15	200	216
Merck & Co. Inc./NJ	4.000%	6/30/15	100	105
Merck & Co. Inc./NJ	5.000%	6/30/19	100	106
Merck & Co. Inc./NJ	6.400%	3/1/28	50	59
Merck & Co. Inc./NJ	5.950%	12/1/28	75	84
Merck & Co. Inc./NJ	5.750%	11/15/36	150	169
Merck & Co. Inc./NJ	5.850%	6/30/39	75	84
Novant Health Inc.	5.850%	11/1/19	150	153
Novartis Capital Corp.	4.125%	2/10/14	525	553
Novartis Securities Investment Ltd.	5.125%	2/10/19	400	425
Pepsi Bottling Group Inc.	7.000%	3/1/29	275	339
PepsiAmericas Inc.	5.750%	7/31/12	100	110
PepsiAmericas Inc.	5.000%	5/15/17	100	104
PepsiCo Inc./NC	4.650%	2/15/13	125	135
PepsiCo Inc./NC	3.750%	3/1/14	350	365
PepsiCo Inc./NC	5.000%	6/1/18	150	160
PepsiCo Inc./NC	7.900%	11/1/18	375	475
Pfizer Inc.	4.450%	3/15/12	425	451
Pfizer Inc.	5.350%	3/15/15	700	771
Pfizer Inc.	6.200%	3/15/19	600	676
Pfizer Inc.	7.200%	3/15/39	325	410
Pharmacia Corp.	6.600%	12/1/28	75	87
Philip Morris International Inc.	4.875%	5/16/13	250	266
Philip Morris International Inc.	6.875%	3/17/14	150	171

Philip Morris International Inc.	5.650%	5/16/18	325	348
Philip Morris International Inc.	6.375%	5/16/38	200	232
3 Procter & Gamble - Esop	9.360%	1/1/21	416	513
Procter & Gamble Co.	4.950%	8/15/14	50	55
Procter & Gamble Co.	3.500%	2/15/15	150	155
Procter & Gamble Co.	4.700%	2/15/19	100	105
Procter & Gamble Co.	6.450%	1/15/26	75	87
Procter & Gamble Co.	5.550%	3/5/37	325	351
Quest Diagnostics Inc./DE	5.450%	11/1/15	200	212
Quest Diagnostics Inc./DE	6.950%	7/1/37	75	88
Reynolds American Inc.	7.250%	6/1/12	225	241
Reynolds American Inc.	7.250%	6/1/13	150	163
Reynolds American Inc.	6.750%	6/15/17	150	153
Reynolds American Inc.	7.250%	6/15/37	125	123
Safeway Inc.	6.500%	3/1/11	200	213
Safeway Inc.	6.250%	3/15/14	150	166
Safeway Inc.	6.350%	8/15/17	100	111
Safeway Inc.	5.000%	8/15/19	125	128
Safeway Inc.	7.250%	2/1/31	75	92
Schering-Plough Corp.	5.550%	12/1/13	250	275
Schering-Plough Corp.	6.000%	9/15/17	150	168
Schering-Plough Corp.	6.750%	12/1/33	75	91
Schering-Plough Corp.	6.550%	9/15/37	125	149
St Jude Medical Inc.	3.750%	7/15/14	225	229
Sysco Corp.	4.200%	2/12/13	25	26
Sysco Corp.	5.250%	2/12/18	100	107
Sysco Corp.	5.375%	9/21/35	100	102
Teva Pharmaceutical Finance LLC	6.150%	2/1/36	400	436
Unilever Capital Corp.	7.125%	11/1/10	350	373
Unilever Capital Corp.	3.650%	2/15/14	25	26
Unilever Capital Corp.	5.900%	11/15/32	50	57
UST Inc.	5.750%	3/1/18	75	74
Whirlpool Corp.	5.500%	3/1/13	325	331
Wyeth	5.500%	3/15/13	275	299
Wyeth	5.500%	2/1/14	50	55
Wyeth	5.500%	2/15/16	200	217
Wyeth	5.450%	4/1/17	50	54
Wyeth	6.450%	2/1/24	100	114
Wyeth	6.500%	2/1/34	100	119
Wyeth	6.000%	2/15/36	125	139
Wyeth	5.950%	4/1/37	525	574

Energy (1.3%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	125	149
Anadarko Finance Co.	6.750%	5/1/11	25	27
Anadarko Petroleum Corp.	7.625%	3/15/14	150	171
Anadarko Petroleum Corp.	5.750%	6/15/14	25	27
Anadarko Petroleum Corp.	6.450%	9/15/36	775	806
Anadarko Petroleum Corp.	7.950%	6/15/39	25	30
Apache Corp.	6.000%	9/15/13	175	197
Apache Corp.	5.625%	1/15/17	100	109
Apache Corp.	6.900%	9/15/18	150	178
Apache Corp.	6.000%	1/15/37	150	167
Baker Hughes Inc.	6.875%	1/15/29	100	116
BP Capital Markets PLC	3.125%	3/10/12	350	362
BP Capital Markets PLC	5.250%	11/7/13	350	383
BP Capital Markets PLC	3.625%	5/8/14	50	52
BP Capital Markets PLC	3.875%	3/10/15	275	283

BP Capital Markets PLC	4.750%	3/10/19	200	210
Burlington Resources Finance Co.	6.680%	2/15/11	50	54
Burlington Resources Finance Co.	6.500%	12/1/11	100	111
Burlington Resources Finance Co.	7.400%	12/1/31	175	211
Cameron International Corp.	6.375%	7/15/18	100	107
Cameron International Corp.	7.000%	7/15/38	100	111
Canadian Natural Resources Ltd.	5.450%	10/1/12	50	53
Canadian Natural Resources Ltd.	5.150%	2/1/13	25	26
Canadian Natural Resources Ltd.	4.900%	12/1/14	150	158
Canadian Natural Resources Ltd.	6.000%	8/15/16	125	134
Canadian Natural Resources Ltd.	5.700%	5/15/17	225	239
Canadian Natural Resources Ltd.	7.200%	1/15/32	225	255
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	134
Canadian Natural Resources Ltd.	6.500%	2/15/37	125	137
Canadian Natural Resources Ltd.	6.250%	3/15/38	150	160
Canadian Natural Resources Ltd.	6.750%	2/1/39	25	29
5 Cenovus Energy Inc.	4.500%	9/15/14	150	154
5 Cenovus Energy Inc.	5.700%	10/15/19	50	52
5 Cenovus Energy Inc.	6.750%	11/15/39	200	216
Chevron Corp.	3.450%	3/3/12	200	208
Chevron Corp.	3.950%	3/3/14	225	237
Chevron Corp.	4.950%	3/3/19	275	293
Conoco Funding Co.	6.350%	10/15/11	375	411
Conoco Funding Co.	7.250%	10/15/31	75	90
ConocoPhillips	4.750%	2/1/14	125	135
ConocoPhillips	5.750%	2/1/19	500	542
ConocoPhillips	6.000%	1/15/20	50	55
ConocoPhillips	6.500%	2/1/39	200	231
ConocoPhillips Canada Funding Co. I	5.300%	4/15/12	150	162
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	250	275
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	150	159
ConocoPhillips Holding Co.	6.950%	4/15/29	100	117
Devon Energy Corp.	5.625%	1/15/14	100	108
Devon Energy Corp.	7.950%	4/15/32	100	125
Devon Financing Corp. ULC	6.875%	9/30/11	200	218
Devon Financing Corp. ULC	7.875%	9/30/31	250	307
Devon OEI Operating Inc.	7.250%	10/1/11	75	82
Diamond Offshore Drilling Inc.	4.875%	7/1/15	25	26
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	81
EnCana Corp.	4.750%	10/15/13	25	26
EnCana Corp.	5.900%	12/1/17	225	240
EnCana Corp.	6.500%	8/15/34	325	355
EnCana Holdings Finance Corp.	5.800%	5/1/14	100	109
EOG Resources Inc.	5.875%	9/15/17	225	249
Halliburton Co.	6.150%	9/15/19	200	224
Halliburton Co.	7.450%	9/15/39	325	409
Hess Corp.	6.650%	8/15/11	100	108
Hess Corp.	7.875%	10/1/29	350	408
Hess Corp.	7.125%	3/15/33	100	109
Husky Energy Inc.	5.900%	6/15/14	300	324
Husky Energy Inc.	6.150%	6/15/19	100	108
Husky Energy Inc.	6.800%	9/15/37	50	55
Kerr-McGee Corp.	6.875%	9/15/11	175	189
Kerr-McGee Corp.	6.950%	7/1/24	250	266
Kerr-McGee Corp.	7.875%	9/15/31	50	57
Marathon Oil Corp.	6.125%	3/15/12	125	136
Marathon Oil Corp.	5.900%	3/15/18	50	52
Nabors Industries Inc.	6.150%	2/15/18	300	299

Nexen Inc.	5.050%	11/20/13	50	52
Nexen Inc.	5.650%	5/15/17	100	100
Nexen Inc.	7.875%	3/15/32	50	55
Nexen Inc.	6.400%	5/15/37	300	291
Nexen Inc.	7.500%	7/30/39	200	217
Noble Energy Inc.	8.250%	3/1/19	200	241
Occidental Petroleum Corp.	6.750%	1/15/12	250	277
Petro-Canada	6.050%	5/15/18	425	443
Petro-Canada	7.875%	6/15/26	25	29
Petro-Canada	7.000%	11/15/28	100	108
Petro-Canada	5.350%	7/15/33	150	133
Petro-Canada	6.800%	5/15/38	125	133
Questar Market Resources Inc.	6.050%	9/1/16	100	101
Questar Market Resources Inc.	6.800%	3/1/20	50	52
Rowan Cos. Inc.	7.875%	8/1/19	75	80
Shell International Finance BV	5.625%	6/27/11	225	243
Shell International Finance BV	4.000%	3/21/14	300	314
Shell International Finance BV	3.250%	9/22/15	250	251
Shell International Finance BV	4.300%	9/22/19	425	426
Shell International Finance BV	6.375%	12/15/38	325	386
Smith International Inc.	9.750%	3/15/19	300	370
Statoilhydro ASA	3.875%	4/15/14	25	26
Statoilhydro ASA	5.250%	4/15/19	25	27
StatoilHydro ASA	7.250%	9/23/27	400	493
Suncor Energy Inc.	6.100%	6/1/18	75	79
Suncor Energy Inc.	5.950%	12/1/34	75	74
Suncor Energy Inc.	6.500%	6/15/38	925	969
Sunoco Inc.	4.875%	10/15/14	50	51
Sunoco Inc.	5.750%	1/15/17	50	49
Talisman Energy Inc.	5.125%	5/15/15	50	50
Talisman Energy Inc.	7.750%	6/1/19	50	59
Talisman Energy Inc.	5.850%	2/1/37	150	139
Tosco Corp.	8.125%	2/15/30	100	128
Transocean Inc.	6.000%	3/15/18	75	80
Transocean Inc.	7.500%	4/15/31	175	208
Transocean Inc.	6.800%	3/15/38	150	172
Valero Energy Corp.	6.875%	4/15/12	300	323
Valero Energy Corp.	9.375%	3/15/19	200	233
Valero Energy Corp.	7.500%	4/15/32	225	221
Valero Energy Corp.	6.625%	6/15/37	175	155
Weatherford International Inc.	6.350%	6/15/17	450	479
Weatherford International Inc.	6.800%	6/15/37	25	26
Weatherford International Ltd.	5.150%	3/15/13	25	26
Weatherford International Ltd.	6.000%	3/15/18	50	52
Weatherford International Ltd.	6.500%	8/1/36	275	284
Weatherford International Ltd.	7.000%	3/15/38	50	54
XTO Energy Inc.	5.900%	8/1/12	50	54
XTO Energy Inc.	6.250%	4/15/13	175	191
XTO Energy Inc.	5.750%	12/15/13	250	271
XTO Energy Inc.	5.000%	1/31/15	50	52
XTO Energy Inc.	5.300%	6/30/15	25	27
XTO Energy Inc.	6.250%	8/1/17	375	405
XTO Energy Inc.	6.500%	12/15/18	200	221
XTO Energy Inc.	6.750%	8/1/37	275	307

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	75	80

Technology (0.7%)
Agilent Technologies Inc.	4.450%	9/14/12	25	25
Agilent Technologies Inc.	5.500%	9/14/15	50	51
Agilent Technologies Inc.	6.500%	11/1/17	225	231
Analog Devices Inc.	5.000%	7/1/14	100	105
BMC Software Inc.	7.250%	6/1/18	50	54
Cisco Systems Inc.	5.250%	2/22/11	700	739
Cisco Systems Inc.	5.500%	2/22/16	200	220
Cisco Systems Inc.	4.950%	2/15/19	225	236
Cisco Systems Inc.	5.900%	2/15/39	200	216
Computer Sciences Corp.	6.500%	3/15/18	50	55
Corning Inc.	6.625%	5/15/19	25	27
Dell Inc.	3.375%	6/15/12	25	26
Dell Inc.	4.700%	4/15/13	150	160
Dell Inc.	5.650%	4/15/18	75	79
Dell Inc.	5.875%	6/15/19	75	80
Dell Inc.	6.500%	4/15/38	100	104
Dun & Bradstreet Corp.	6.000%	4/1/13	150	156
Electronic Data Systems LLC	6.000%	8/1/13	75	84
Equifax Inc.	6.300%	7/1/17	25	26
Equifax Inc.	7.000%	7/1/37	50	51
Fiserv Inc.	6.125%	11/20/12	275	300
Fiserv Inc.	6.800%	11/20/17	150	165
Harris Corp.	5.000%	10/1/15	125	130
Hewlett-Packard Co.	2.250%	5/27/11	50	51
Hewlett-Packard Co.	4.250%	2/24/12	100	106
Hewlett-Packard Co.	6.500%	7/1/12	200	224
Hewlett-Packard Co.	4.500%	3/1/13	100	106
Hewlett-Packard Co.	6.125%	3/1/14	550	619
Hewlett-Packard Co.	4.750%	6/2/14	350	375
Hewlett-Packard Co.	5.500%	3/1/18	75	82
IBM International Group Capital LLC	5.050%	10/22/12	275	300
International Business Machines Corp.	5.700%	9/14/17	850	936
International Business Machines Corp.	6.220%	8/1/27	75	85
International Business Machines Corp.	6.500%	1/15/28	75	87
International Business Machines Corp.	5.875%	11/29/32	325	357
International Business Machines Corp.	8.000%	10/15/38	125	173
International Business Machines Corp.	7.125%	12/1/96	250	299
International Game Technology	7.500%	6/15/19	50	55
Intuit Inc.	5.400%	3/15/12	50	53
Lexmark International Inc.	5.900%	6/1/13	50	50
Lexmark International Inc.	6.650%	6/1/18	150	145
Microsoft Corp.	2.950%	6/1/14	500	506
Microsoft Corp.	4.200%	6/1/19	25	26
Microsoft Corp.	5.200%	6/1/39	25	25
Motorola Inc.	7.625%	11/15/10	19	20
Motorola Inc.	8.000%	11/1/11	25	27
Motorola Inc.	5.375%	11/15/12	50	51
Motorola Inc.	6.000%	11/15/17	50	48
Motorola Inc.	7.500%	5/15/25	50	45
Motorola Inc.	6.500%	9/1/25	50	42
Motorola Inc.	6.500%	11/15/28	50	41
Motorola Inc.	6.625%	11/15/37	50	42
Nokia OYJ	5.375%	5/15/19	100	105
Nokia OYJ	6.625%	5/15/39	50	57

Oracle Corp.	5.000%	1/15/11	100	105
Oracle Corp.	4.950%	4/15/13	150	162
Oracle Corp.	3.750%	7/8/14	225	233
Oracle Corp.	5.250%	1/15/16	275	299
Oracle Corp.	5.750%	4/15/18	300	328
Oracle Corp.	5.000%	7/8/19	550	578
Oracle Corp.	6.500%	4/15/38	200	234
Oracle Corp.	6.125%	7/8/39	250	281
Pitney Bowes Inc.	4.625%	10/1/12	100	107
Pitney Bowes Inc.	3.875%	6/15/13	100	102
Pitney Bowes Inc.	4.875%	8/15/14	100	105
Pitney Bowes Inc.	4.750%	1/15/16	375	385
Science Applications International Corp.	6.250%	7/1/12	25	27
Science Applications International Corp.	5.500%	7/1/33	25	22
Xerox Capital Trust I	8.000%	2/1/27	75	72
Xerox Corp.	7.125%	6/15/10	200	206
Xerox Corp.	6.875%	8/15/11	50	53
Xerox Corp.	7.625%	6/15/13	300	309
Xerox Corp.	8.250%	5/15/14	150	169
Xerox Corp.	6.400%	3/15/16	100	105
Xerox Corp.	6.750%	2/1/17	100	106

Transportation (0.4%)
3 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	75	82
Burlington Northern Santa Fe Corp.	6.750%	7/15/11	190	207
Burlington Northern Santa Fe Corp.	5.900%	7/1/12	225	245
Burlington Northern Santa Fe Corp.	5.650%	5/1/17	100	108
Burlington Northern Santa Fe Corp.	6.200%	8/15/36	125	141
Canadian National Railway Co.	6.375%	10/15/11	100	110
Canadian National Railway Co.	5.800%	6/1/16	100	109
Canadian National Railway Co.	6.200%	6/1/36	75	86
Canadian Pacific Railway Co.	5.950%	5/15/37	150	150
Con-way Inc.	6.700%	5/1/34	100	81
3 Continental Airlines Inc.	6.648%	9/15/17	174	164
CSX Corp.	6.300%	3/15/12	150	163
CSX Corp.	6.250%	4/1/15	50	55
CSX Corp.	5.600%	5/1/17	175	183
CSX Corp.	7.375%	2/1/19	500	589
CSX Corp.	6.000%	10/1/36	50	52
CSX Corp.	7.450%	4/1/38	50	61
3 Delta Air Lines Inc.	6.821%	8/10/22	109	102
Delta Air Lines Inc./Old	7.111%	9/18/11	100	97
Norfolk Southern Corp.	6.750%	2/15/11	75	80
Norfolk Southern Corp.	7.700%	5/15/17	450	531
Norfolk Southern Corp.	5.750%	4/1/18	75	82
Norfolk Southern Corp.	7.800%	5/15/27	200	253
Norfolk Southern Corp.	7.900%	5/15/97	50	62
Ryder System Inc.	5.950%	5/2/11	34	36
Ryder System Inc.	5.850%	3/1/14	75	79
Ryder System Inc.	7.200%	9/1/15	100	107
Ryder System Inc.	5.850%	11/1/16	25	25
Southwest Airlines Co.	6.500%	3/1/12	250	263
Southwest Airlines Co.	5.750%	12/15/16	75	75
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	47	47
Union Pacific Corp.	6.125%	1/15/12	25	27
Union Pacific Corp.	6.500%	4/15/12	150	165

Union Pacific Corp.	5.450%	1/31/13	225	241
Union Pacific Corp.	5.375%	5/1/14	150	162
Union Pacific Corp.	5.750%	11/15/17	275	296
Union Pacific Corp.	5.700%	8/15/18	75	80
Union Pacific Corp.	7.125%	2/1/28	150	176
United Parcel Service Inc.	3.875%	4/1/14	200	210
United Parcel Service Inc.	5.500%	1/15/18	75	82
United Parcel Service Inc.	5.125%	4/1/19	100	108
United Parcel Service Inc.	6.200%	1/15/38	100	116
				172,557
Utilities (2.1%)
Electric (1.6%)
AEP Texas Central Co.	6.650%	2/15/33	200	215
Alabama Power Co.	5.500%	10/15/17	225	246
Alabama Power Co.	6.000%	3/1/39	125	139
American Water Capital Corp.	6.085%	10/15/17	200	211
American Water Capital Corp.	6.593%	10/15/37	150	157
Appalachian Power Co.	7.000%	4/1/38	100	116
Arizona Public Service Co.	5.800%	6/30/14	75	78
Baltimore Gas & Electric Co.	5.900%	10/1/16	100	107
Carolina Power & Light Co.	5.125%	9/15/13	325	353
Carolina Power & Light Co.	5.300%	1/15/19	100	109
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	300	318
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	56
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	232
Commonwealth Edison Co.	6.150%	3/15/12	75	81
Commonwealth Edison Co.	5.950%	8/15/16	175	192
Commonwealth Edison Co.	6.150%	9/15/17	325	359
Commonwealth Edison Co.	5.800%	3/15/18	75	81
Commonwealth Edison Co.	6.450%	1/15/38	175	199
Connecticut Light & Power Co.	6.350%	6/1/36	175	204
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	75	79
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	100	107
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	200	231
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	100	99
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	83
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	275	310
Consolidated Natural Gas Co.	5.000%	12/1/14	300	320
Constellation Energy Group Inc.	7.000%	4/1/12	50	54
Constellation Energy Group Inc.	4.550%	6/15/15	475	467
Constellation Energy Group Inc.	7.600%	4/1/32	25	27
Consumers Energy Co.	5.375%	4/15/13	225	241
Consumers Energy Co.	5.500%	8/15/16	100	104
Detroit Edison Co.	6.125%	10/1/10	75	79
Dominion Resources Inc./VA	5.150%	7/15/15	600	637
Dominion Resources Inc./VA	6.000%	11/30/17	250	273
Dominion Resources Inc./VA	6.300%	3/15/33	100	108
Dominion Resources Inc./VA	5.950%	6/15/35	225	239
3 Dominion Resources Inc./VA	6.300%	9/30/66	75	59
DTE Energy Co.	7.050%	6/1/11	100	107
Duke Energy Carolinas LLC	6.250%	1/15/12	300	328
Duke Energy Carolinas LLC	6.000%	12/1/28	100	109
Duke Energy Carolinas LLC	6.100%	6/1/37	125	141
Duke Energy Carolinas LLC	6.050%	4/15/38	25	28
Duke Energy Corp.	5.050%	9/15/19	75	76
Duke Energy Indiana Inc.	5.000%	9/15/13	125	132

Duke Energy Indiana Inc.	6.350%	8/15/38	225	267
Duke Energy Ohio Inc.	5.700%	9/15/12	75	82
El Paso Electric Co.	6.000%	5/15/35	50	44
Empresa Nacional de Electricidad SA/Chile	8.350%	8/1/13	100	115
Energy East Corp.	6.750%	6/15/12	150	166
Energy East Corp.	6.750%	7/15/36	75	86
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	200	211
Entergy Louisiana LLC	6.500%	9/1/18	50	52
Exelon Corp.	4.900%	6/15/15	200	208
Exelon Generation Co. LLC	5.200%	10/1/19	50	50
Exelon Generation Co. LLC	6.250%	10/1/39	50	51
FirstEnergy Corp.	6.450%	11/15/11	8	9
FirstEnergy Corp.	7.375%	11/15/31	200	224
Florida Power & Light Co.	5.550%	11/1/17	25	28
Florida Power & Light Co.	5.625%	4/1/34	25	27
Florida Power & Light Co.	5.400%	9/1/35	75	80
Florida Power & Light Co.	6.200%	6/1/36	50	59
Florida Power & Light Co.	5.650%	2/1/37	100	110
Florida Power & Light Co.	5.850%	5/1/37	25	28
Florida Power & Light Co.	5.950%	2/1/38	75	85
Florida Power & Light Co.	5.960%	4/1/39	250	285
Florida Power Corp.	5.650%	6/15/18	75	83
Florida Power Corp.	6.350%	9/15/37	225	268
FPL Group Capital Inc.	5.625%	9/1/11	50	54
FPL Group Capital Inc.	5.350%	6/15/13	125	133
3 FPL Group Capital Inc.	6.350%	10/1/66	75	68
3 FPL Group Capital Inc.	6.650%	6/15/67	75	69
Georgia Power Co.	5.700%	6/1/17	150	166
Illinois Power Co.	6.125%	11/15/17	25	27
Illinois Power Co.	6.250%	4/1/18	125	132
Indiana Michigan Power Co.	6.050%	3/15/37	200	213
3 Integrys Energy Group Inc.	6.110%	12/1/66	150	116
Interstate Power & Light Co.	6.250%	7/15/39	50	56
Jersey Central Power & Light Co.	5.625%	5/1/16	125	132
Jersey Central Power & Light Co.	5.650%	6/1/17	475	502
Kansas City Power & Light Co.	6.050%	11/15/35	50	51
MidAmerican Energy Co.	5.650%	7/15/12	200	217
MidAmerican Energy Co.	5.125%	1/15/13	150	159
MidAmerican Energy Co.	5.950%	7/15/17	75	81
MidAmerican Energy Co.	5.300%	3/15/18	50	52
MidAmerican Energy Co.	6.750%	12/30/31	125	148
MidAmerican Energy Co.	5.750%	11/1/35	250	264
MidAmerican Energy Holdings Co.	5.750%	4/1/18	125	135
MidAmerican Energy Holdings Co.	6.125%	4/1/36	550	592
MidAmerican Energy Holdings Co.	5.950%	5/15/37	125	132
MidAmerican Energy Holdings Co.	6.500%	9/15/37	50	58
National Rural Utilities Cooperative Finance
Corp.	2.625%	9/16/12	450	453
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	100	109
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	175	186
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	250	263
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	200	212
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	175	202

Nevada Power Co.	7.125%	3/15/19	225	257
5 Niagara Mohawk Power Corp.	4.881%	8/15/19	50	51
NiSource Finance Corp.	5.250%	9/15/17	150	139
Northern States Power Co./MN	5.250%	3/1/18	150	161
Northern States Power Co./MN	6.250%	6/1/36	50	58
Northern States Power Co./MN	6.200%	7/1/37	50	57
NSTAR Electric Co.	4.875%	4/15/14	50	54
NSTAR Electric Co.	5.625%	11/15/17	150	166
Ohio Edison Co.	6.400%	7/15/16	175	191
Ohio Power Co.	5.750%	9/1/13	200	215
Ohio Power Co.	6.000%	6/1/16	75	81
Oncor Electric Delivery Co.	6.375%	5/1/12	250	272
Oncor Electric Delivery Co.	6.375%	1/15/15	125	139
Oncor Electric Delivery Co.	7.250%	1/15/33	125	155
Oncor Electric Delivery Co.	7.500%	9/1/38	225	288
Pacific Gas & Electric Co.	4.200%	3/1/11	50	52
Pacific Gas & Electric Co.	4.800%	3/1/14	375	400
Pacific Gas & Electric Co.	5.625%	11/30/17	150	163
Pacific Gas & Electric Co.	8.250%	10/15/18	200	254
Pacific Gas & Electric Co.	6.050%	3/1/34	625	694
PacifiCorp	7.700%	11/15/31	100	132
PacifiCorp	5.250%	6/15/35	100	100
PECO Energy Co.	5.350%	3/1/18	50	53
Pennsylvania Electric Co.	6.050%	9/1/17	75	81
Pepco Holdings Inc.	6.450%	8/15/12	225	242
Pepco Holdings Inc.	7.450%	8/15/32	50	53
Potomac Electric Power Co.	6.500%	11/15/37	100	117
PPL Electric Utilities Corp.	6.250%	5/15/39	275	316
PPL Energy Supply LLC	6.400%	11/1/11	50	54
PPL Energy Supply LLC	6.300%	7/15/13	75	80
PPL Energy Supply LLC	6.200%	5/15/16	23	25
PPL Energy Supply LLC	6.500%	5/1/18	50	54
Progress Energy Inc.	7.100%	3/1/11	305	325
Progress Energy Inc.	6.850%	4/15/12	25	27
Progress Energy Inc.	6.050%	3/15/14	50	55
Progress Energy Inc.	7.050%	3/15/19	50	58
Progress Energy Inc.	7.000%	10/30/31	325	382
PSEG Power LLC	6.950%	6/1/12	450	493
PSEG Power LLC	5.000%	4/1/14	75	79
PSEG Power LLC	5.500%	12/1/15	75	81
PSEG Power LLC	8.625%	4/15/31	100	135
Public Service Co. of Colorado	7.875%	10/1/12	125	146
Public Service Co. of Colorado	5.125%	6/1/19	150	161
Public Service Co. of Colorado	6.250%	9/1/37	25	29
Public Service Co. of Oklahoma	6.625%	11/15/37	200	216
Public Service Electric & Gas Co.	5.800%	5/1/37	75	83
Puget Sound Energy Inc.	5.483%	6/1/35	25	25
Puget Sound Energy Inc.	6.274%	3/15/37	125	137
Puget Sound Energy Inc.	5.757%	10/1/39	75	77
San Diego Gas & Electric Co.	5.350%	5/15/35	25	26
San Diego Gas & Electric Co.	6.000%	6/1/39	25	29
SCANA Corp.	6.875%	5/15/11	225	242
Sierra Pacific Power Co.	6.000%	5/15/16	100	106
Sierra Pacific Power Co.	6.750%	7/1/37	150	167
South Carolina Electric & Gas Co.	6.500%	11/1/18	100	116
Southern California Edison Co.	5.000%	1/15/14	200	215
Southern California Edison Co.	4.650%	4/1/15	100	108
Southern California Edison Co.	5.000%	1/15/16	25	27

Southern California Edison Co.	6.650%	4/1/29	75	85
Southern California Edison Co.	6.000%	1/15/34	50	57
Southern California Edison Co.	5.750%	4/1/35	75	82
Southern California Edison Co.	5.350%	7/15/35	100	105
Southern California Edison Co.	5.625%	2/1/36	125	135
Southern Co.	4.150%	5/15/14	100	104
Southern Power Co.	6.250%	7/15/12	100	110
Southern Power Co.	4.875%	7/15/15	200	209
Southwestern Electric Power Co.	6.450%	1/15/19	100	110
Tampa Electric Co.	6.100%	5/15/18	100	108
Tampa Electric Co.	6.550%	5/15/36	100	111
Toledo Edison Co.	6.150%	5/15/37	100	106
TransAlta Corp.	6.650%	5/15/18	50	51
Union Electric Co.	5.400%	2/1/16	100	104
Union Electric Co.	8.450%	3/15/39	150	202
United Utilities PLC	5.375%	2/1/19	325	322
Virginia Electric and Power Co.	6.000%	1/15/36	125	137
Virginia Electric and Power Co.	6.000%	5/15/37	100	109
Virginia Electric and Power Co.	6.350%	11/30/37	50	58
Virginia Electric and Power Co.	8.875%	11/15/38	25	36
Wisconsin Electric Power Co.	5.700%	12/1/36	300	326
3 Wisconsin Energy Corp.	6.250%	5/15/67	425	353
Wisconsin Power & Light Co.	5.000%	7/15/19	50	51
Wisconsin Power & Light Co.	6.375%	8/15/37	100	112
Xcel Energy Inc.	5.613%	4/1/17	78	84
Xcel Energy Inc.	6.500%	7/1/36	100	109

Natural Gas (0.5%)
AGL Capital Corp.	7.125%	1/14/11	50	53
Atmos Energy Corp.	4.950%	10/15/14	50	53
Atmos Energy Corp.	8.500%	3/15/19	75	93
Boardwalk Pipelines LP	5.500%	2/1/17	100	98
CenterPoint Energy Resources Corp.	6.150%	5/1/16	75	77
El Paso Natural Gas Co.	5.950%	4/15/17	75	78
Enbridge Energy Partners LP	6.500%	4/15/18	75	81
Enbridge Energy Partners LP	9.875%	3/1/19	125	155
Enbridge Energy Partners LP	7.500%	4/15/38	150	173
Energy Transfer Partners LP	5.650%	8/1/12	100	106
Energy Transfer Partners LP	8.500%	4/15/14	125	145
Energy Transfer Partners LP	5.950%	2/1/15	75	79
Energy Transfer Partners LP	6.125%	2/15/17	50	52
Energy Transfer Partners LP	9.000%	4/15/19	250	301
Energy Transfer Partners LP	6.625%	10/15/36	150	157
6 Enron Corp.	9.125%	4/1/03	500	2
6 Enron Corp.	7.125%	5/15/07	150	1
6 Enron Corp.	6.875%	10/15/07	500	2
Enterprise Products Operating LLC	4.950%	6/1/10	100	102
Enterprise Products Operating LLC	4.600%	8/1/12	125	130
Enterprise Products Operating LLC	5.650%	4/1/13	250	264
Enterprise Products Operating LLC	9.750%	1/31/14	240	288
Enterprise Products Operating LLC	5.600%	10/15/14	100	107
Enterprise Products Operating LLC	6.300%	9/15/17	150	162
Enterprise Products Operating LLC	6.500%	1/31/19	50	55
Enterprise Products Operating LLC	6.875%	3/1/33	175	195
EQT Corp.	6.500%	4/1/18	350	361
6 HNG Internorth	9.625%	3/15/06	500	2
KeySpan Corp.	8.000%	11/15/30	75	93
Kinder Morgan Energy Partners LP	7.125%	3/15/12	50	55

Kinder Morgan Energy Partners LP	5.850%	9/15/12	125	135
Kinder Morgan Energy Partners LP	5.000%	12/15/13	50	53
Kinder Morgan Energy Partners LP	5.625%	2/15/15	325	348
Kinder Morgan Energy Partners LP	5.950%	2/15/18	50	52
Kinder Morgan Energy Partners LP	6.850%	2/15/20	125	137
Kinder Morgan Energy Partners LP	7.300%	8/15/33	250	269
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	48
Kinder Morgan Energy Partners LP	6.500%	9/1/39	75	77
Magellan Midstream Partners LP	5.650%	10/15/16	75	78
Magellan Midstream Partners LP	6.550%	7/15/19	75	83
National Grid PLC	6.300%	8/1/16	325	356
Nustar Logistics	7.650%	4/15/18	125	135
ONEOK Inc.	5.200%	6/15/15	75	78
ONEOK Inc.	6.000%	6/15/35	75	74
ONEOK Partners LP	5.900%	4/1/12	100	106
ONEOK Partners LP	6.150%	10/1/16	150	159
ONEOK Partners LP	8.625%	3/1/19	225	269
ONEOK Partners LP	6.650%	10/1/36	325	346
ONEOK Partners LP	6.850%	10/15/37	150	162
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	250	264
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	25	27
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	75	90
5 Southern Natural Gas Co.	5.900%	4/1/17	300	309
Spectra Energy Capital LLC	5.500%	3/1/14	125	132
Spectra Energy Capital LLC	6.200%	4/15/18	50	54
Spectra Energy Capital LLC	6.750%	2/15/32	50	52
TEPPCO Partners LP	5.900%	4/15/13	50	54
TEPPCO Partners LP	6.650%	4/15/18	50	54
TEPPCO Partners LP	7.550%	4/15/38	75	88
Texas Gas Transmission LLC	4.600%	6/1/15	100	101
TransCanada PipeLines Ltd.	6.500%	8/15/18	150	169
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	148
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	313
TransCanada PipeLines Ltd.	6.200%	10/15/37	25	27
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	275	240
Williams Cos. Inc.	7.125%	9/1/11	125	133
Williams Cos. Inc.	7.625%	7/15/19	250	270
Williams Cos. Inc.	7.500%	1/15/31	250	257

Williams Cos. Inc.	7.750%	6/15/31	75	78
				36,911
Total Corporate Bonds (Cost $313,730)				328,970
Sovereign Bonds (U.S. Dollar-Denominated) (3.4%)
African Development Bank	1.750%	10/1/12	100	100
African Development Bank	3.000%	5/27/14	100	101
Asian Development Bank/Pasig	2.125%	3/15/12	150	152
Asian Development Bank/Pasig	4.500%	9/4/12	125	132
Asian Development Bank/Pasig	3.625%	9/5/13	350	364
Asian Development Bank/Pasig	2.750%	5/21/14	750	747
Asian Development Bank/Pasig	5.593%	7/16/18	275	306
Brazilian Government International Bond	11.000%	1/11/12	100	120
Brazilian Government International Bond	10.250%	6/17/13	50	62
Brazilian Government International Bond	7.875%	3/7/15	175	206
Brazilian Government International Bond	6.000%	1/17/17	400	430
3 Brazilian Government International Bond	8.000%	1/15/18	850	982

Brazilian Government International Bond	5.875%	1/15/19	700	749
Brazilian Government International Bond	8.875%	10/14/19	300	388
Brazilian Government International Bond	8.875%	4/15/24	125	163
Brazilian Government International Bond	8.750%	2/4/25	300	392
Brazilian Government International Bond	10.125%	5/15/27	325	478
Brazilian Government International Bond	8.250%	1/20/34	400	525
Brazilian Government International Bond	7.125%	1/20/37	325	384
Brazilian Government International Bond	11.000%	8/17/40	700	939
Brazilian Government International Bond	5.625%	1/7/41	250	244
Chile Government International Bond	7.125%	1/11/12	150	168
Chile Government International Bond	5.500%	1/15/13	175	195
China Development Bank Corp.	4.750%	10/8/14	100	105
China Development Bank Corp.	5.000%	10/15/15	100	105
China Government International Bond	4.750%	10/29/13	50	54
Corp Andina de Fomento	5.200%	5/21/13	125	130
Corp Andina de Fomento	5.750%	1/12/17	175	178
Corp Andina de Fomento	8.125%	6/4/19	300	349
Development Bank of Japan	4.250%	6/9/15	50	52
Eksportfinans ASA	5.500%	5/25/16	350	377
Eksportfinans ASA	5.500%	6/26/17	125	134
European Investment Bank	3.250%	2/15/11	825	846
European Investment Bank	2.625%	5/16/11	100	102
European Investment Bank	5.250%	6/15/11	650	693
European Investment Bank	3.125%	7/15/11	375	389
European Investment Bank	2.625%	11/15/11	200	205
European Investment Bank	2.000%	2/10/12	1,650	1,672
European Investment Bank	4.625%	3/21/12	250	268
European Investment Bank	1.750%	9/14/12	300	300
European Investment Bank	2.875%	3/15/13	225	229
European Investment Bank	3.250%	5/15/13	300	309
European Investment Bank	4.250%	7/15/13	1,175	1,255
European Investment Bank	2.375%	3/14/14	700	689
European Investment Bank	4.625%	5/15/14	175	188
European Investment Bank	3.125%	6/4/14	550	558
European Investment Bank	4.875%	2/16/16	425	468
European Investment Bank	5.125%	9/13/16	450	507
European Investment Bank	4.875%	1/17/17	150	163
European Investment Bank	5.125%	5/30/17	675	741
Export Development Canada	2.625%	11/15/11	150	154
Export Development Canada	2.375%	3/19/12	150	153
Export Development Canada	3.125%	4/24/14	150	154
Export-Import Bank of Korea	5.500%	10/17/12	325	332
Export-Import Bank of Korea	8.125%	1/21/14	300	337
Export-Import Bank of Korea	5.875%	1/14/15	150	158
Hungary Government International Bond	4.750%	2/3/15	250	250
Hydro Quebec	6.300%	5/11/11	75	81
Hydro Quebec	8.000%	2/1/13	500	576
Hydro Quebec	8.400%	1/15/22	275	366
Hydro Quebec	8.050%	7/7/24	200	253
Inter-American Development Bank	8.500%	3/15/11	130	141
Inter-American Development Bank	1.500%	6/23/11	50	50
Inter-American Development Bank	3.000%	4/22/14	200	204
Inter-American Development Bank	4.250%	9/10/18	1,050	1,049
Inter-American Development Bank	3.875%	9/17/19	600	602
Inter-American Development Bank	7.000%	6/15/25	100	126
International Bank for Reconstruction &
Development	3.125%	11/15/11	200	207

International Bank for Reconstruction &
Development	2.000%	4/2/12	1,150	1,154
International Bank for Reconstruction &
Development	4.750%	2/15/35	600	609
International Finance Corp.	3.000%	4/22/14	175	177
Israel Government International Bond	4.625%	6/15/13	75	80
Israel Government International Bond	5.500%	11/9/16	175	190
Israel Government International Bond	5.125%	3/26/19	550	561
Italian Republic	6.000%	2/22/11	650	693
Italian Republic	3.500%	7/15/11	475	492
Italian Republic	5.625%	6/15/12	425	464
Italian Republic	2.125%	10/5/12	350	350
Italian Republic	4.750%	1/25/16	500	528
Italian Republic	5.250%	9/20/16	600	653
Italian Republic	5.375%	6/15/33	175	184
Japan Bank for International
Cooperation/Japan	4.750%	5/25/11	175	184
Japan Bank for International
Cooperation/Japan	4.250%	6/18/13	625	647
Japan Finance Organization for Municipalities	5.875%	3/14/11	100	106
Japan Finance Organization for Municipalities	4.625%	4/21/15	100	104
Japan Finance Organization for Municipalities	5.000%	5/16/17	100	105
Korea Development Bank/Republic of Korea	5.300%	1/17/13	125	127
Korea Development Bank/Republic of Korea	5.750%	9/10/13	250	257
Korea Development Bank/Republic of Korea	8.000%	1/23/14	250	284
Korea Electric Power Corp.	7.750%	4/1/13	175	193
Kreditanstalt fuer Wiederaufbau	3.125%	11/15/10	450	462
Kreditanstalt fuer Wiederaufbau	3.250%	2/15/11	150	155
Kreditanstalt fuer Wiederaufbau	1.875%	3/15/11	75	76
Kreditanstalt fuer Wiederaufbau	3.250%	10/14/11	375	390
Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	550	557
Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	350	355
Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	50	54
Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	1,675	1,712
Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	200	206
Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	1,225	1,289
Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	625	645
Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	575	617
Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	675	753
Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	850	927
Landwirtschaftliche Rentenbank	5.250%	7/2/12	600	652
Landwirtschaftliche Rentenbank	1.875%	9/24/12	300	300
Landwirtschaftliche Rentenbank	3.250%	3/15/13	150	154
Landwirtschaftliche Rentenbank	4.875%	11/16/15	100	106
Malaysia Government International Bond	7.500%	7/15/11	75	82
Mexico Government International Bond	8.375%	1/14/11	750	814
Mexico Government International Bond	6.375%	1/16/13	474	518
Mexico Government International Bond	5.875%	1/15/14	250	268
Mexico Government International Bond	6.625%	3/3/15	10	11
Mexico Government International Bond	11.375%	9/15/16	100	138
Mexico Government International Bond	8.300%	8/15/31	250	314
Mexico Government International Bond	6.750%	9/27/34	1,408	1,527
MTR Corp.	7.500%	11/8/10	100	106
Nordic Investment Bank	3.875%	6/15/10	250	253
Oesterreichische Kontrollbank AG	3.125%	10/14/11	150	154
Oesterreichische Kontrollbank AG	1.875%	3/21/12	275	268
Oesterreichische Kontrollbank AG	5.000%	4/25/17	600	642
Pemex Project Funding Master Trust	5.750%	3/1/18	600	595

Pemex Project Funding Master Trust	6.625%	6/15/35	475	452
Pemex Project Funding Master Trust	6.625%	6/15/38	150	142
Peruvian Government International Bond	9.875%	2/6/15	150	189
Peruvian Government International Bond	7.350%	7/21/25	400	460
3 Peruvian Government International Bond	6.550%	3/14/37	200	213
Petrobras International Finance Co.	6.125%	10/6/16	350	374
Petrobras International Finance Co.	5.875%	3/1/18	25	26
Petrobras International Finance Co.	8.375%	12/10/18	100	118
Petrobras International Finance Co.	7.875%	3/15/19	450	517
Petroleos Mexicanos	8.000%	5/3/19	200	228
Poland Government International Bond	6.250%	7/3/12	250	273
Poland Government International Bond	5.250%	1/15/14	200	213
Poland Government International Bond	6.375%	7/15/19	450	503
Province of Nova Scotia Canada	5.750%	2/27/12	50	53
Province of Ontario Canada	2.750%	2/22/11	75	77
Province of Ontario Canada	3.375%	5/20/11	50	52
Province of Ontario Canada	5.000%	10/18/11	625	670
Province of Ontario Canada	4.100%	6/16/14	600	635
Province of Ontario Canada	4.750%	1/19/16	100	107
Province of Ontario Canada	5.450%	4/27/16	500	557
Province of Ontario Canada	4.000%	10/7/19	575	573
Province of Quebec Canada	6.125%	1/22/11	75	80
Province of Quebec Canada	5.125%	11/14/16	325	356
Province of Quebec Canada	4.625%	5/14/18	600	620
Province of Quebec Canada	7.500%	9/15/29	325	429
Region of Lombardy Italy	5.804%	10/25/32	200	203
Republic of Korea	4.250%	6/1/13	350	358
Republic of Korea	5.750%	4/16/14	150	162
Republic of Korea	7.125%	4/16/19	225	263
Republic of Korea	5.625%	11/3/25	100	101
Republic of Peru	7.125%	3/30/19	325	371
South Africa Government International Bond	7.375%	4/25/12	500	549
South Africa Government International Bond	6.875%	5/27/19	250	280
Svensk Exportkredit AB	4.000%	6/15/10	150	154
Svensk Exportkredit AB	3.250%	9/16/14	200	201
Svensk Exportkredit AB	5.125%	3/1/17	350	375
United Mexican States	5.950%	3/19/19	500	524
United Mexican States	6.050%	1/11/40	100	99
Total Sovereign Bonds (Cost $57,143)				59,385
Taxable Municipal Bonds (0.3%)
Board of Trustees of The Leland Stanford
Junior University	3.625%	5/1/14	200	207
Board of Trustees of The Leland Stanford
Junior University	4.250%	5/1/16	100	104
California GO	5.250%	4/1/14	100	105
California GO	7.500%	4/1/34	600	669
California GO	5.650%	4/1/39	100	106
Central Puget Sound WA Regional Transit
Auth. Sales & Use Tax Rev.	5.491%	11/1/39	50	52
Chicago IL Board of Educ. GO	6.138%	12/1/39	50	56
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	125	140
Chicago Metropolitan Water Reclamation
District of Greater Chicago IL	5.720%	12/1/38	100	110
Clark County NV Airport Improvement Rev.	6.881%	7/1/42	100	103
Connecticut GO	5.850%	3/15/32	200	213
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	100	112
Howard Hughes Medical Institute	3.450%	9/1/14	100	103

Illinois (Taxable Pension) GO	4.950%	6/1/23	550	545
Illinois (Taxable Pension) GO	5.100%	6/1/33	1,100	1,030
Johns Hopkins University	5.250%	7/1/19	200	214
Kansas Dev. Finance Auth. Rev. (Public
Employee Retirement System)	5.501%	5/1/34	175	178
Metro. Washington DC Airports Auth. Rev.	7.462%	10/1/46	50	55
Missouri Highways & Transp. Comm. Road
Rev.	5.445%	5/1/33	50	52
New Jersey Economic Development Authority	7.425%	2/15/29	225	256
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	5	5
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	70	71
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	300	371
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	50	62
North Texas Tollway Auth. Rev.	6.718%	1/1/49	100	115
Oregon (Taxable Pension) GO	5.762%	6/1/23	50	53
Oregon (Taxable Pension) GO	5.892%	6/1/27	75	80
Oregon School Board Assn.	4.759%	6/30/28	75	65
Oregon School Board Assn.	5.528%	6/30/28	50	51
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	75	83
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	125	140
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	125	98
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	50	52
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	25	28
Utah GO	4.554%	7/1/24	50	52
Wisconsin Public Service Rev.	4.800%	5/1/13	75	82
Wisconsin Public Service Rev.	5.700%	5/1/26	75	77
Total Taxable Municipal Bonds (Cost $5,617)				5,895
			Shares
Temporary Cash Investment (5.9%)
Money Market Fund (5.9%)
7 Vanguard Market Liquidity Fund (Cost
$102,010)	0.267%		102,009,924	102,010
Total Investments (105.0%) (Cost $1,768,371)				1,830,475
Other Assets and Liabilities-Net (-5.0%)				(86,770)
Net Assets (100%)				1,743,705

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee
Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Adjustable-rate security.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities was $8,272,000, representing 0.5% of net assets.
6 Non-income-producing security--security in default.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	-	1,264,824	-
Asset-Backed/Commercial Mortgage-Backed Securities	-	69,391	-
Corporate Bonds	-	328,963	7
Sovereign Bonds	-	59,385	-
Taxable Municipal Bonds	-	5,895	-
Temporary Cash Investments	102,010	-	-
Total	102,010	1,728,458	7

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2009:

Investments in
Securities
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2008	-
Transfer in and/or out of Level 3	7
Balance as of September 30, 2009	7

At September 30, 2009, the cost of investment securities for tax purposes was $1,768,371,000. Net unrealized appreciation of investment securities for tax purposes was $62,104,000, consisting of unrealized gains of $69,435,000 on securities that had risen in value since their purchase and $7,331,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Vanguard Short-Term Investment-Grade Portfolio

Schedule of Investments
As of September 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.4%)
U.S. Government Securities (1.8%)
	United States Treasury Note/Bond	0.875%	2/28/11	8,000	8,030
	United States Treasury Note/Bond	1.375%	2/15/12	1,200	1,207
	United States Treasury Note/Bond	1.375%	3/15/12	500	503
	United States Treasury Note/Bond	4.875%	6/30/12	200	219
	United States Treasury Note/Bond	4.250%	9/30/12	2,800	3,034
	United States Treasury Note/Bond	2.625%	6/30/14	364	371
					13,364
Agency Bonds and Notes (1.5%)
1	Bank of America Corp.	2.100%	4/30/12	3,000	3,041
1	Citigroup Funding Inc.	2.000%	3/30/12	2,000	2,023
1	Citigroup Funding Inc.	1.875%	10/22/12	1,000	1,003
2,3	Federal Farm Credit Bank	0.214%	5/4/10	2,000	2,000
1	General Electric Capital Corp.	2.250%	3/12/12	2,000	2,035
1	Morgan Stanley	3.250%	12/1/11	1,000	1,041
					11,143
Conventional Mortgage-Backed Securities (1.2%)
3,4	Fannie Mae Pool	5.000%	5/1/38–7/1/38	2,239	2,316
3,4	Fannie Mae Pool	5.500%	2/1/38	1,727	1,810
3,4	Fannie Mae Pool	6.000%	12/1/16	188	201
3,4	Fannie Mae Pool	6.500%	9/1/16	197	211
3,4	Fannie Mae Pool	7.000%	4/1/13	7	7
3,4	Freddie Mac Gold Pool	5.000%	12/1/37–10/1/39	3,851	3,984
3,4	Freddie Mac Gold Pool	6.000%	4/1/17	150	160
					8,689
Nonconventional Mortgage-Backed Securities (0.9%)
3,4	Fannie Mae Pool	2.799%	6/1/33	235	241
3,4	Fannie Mae Pool	2.834%	5/1/33	211	213
3,4	Fannie Mae Pool	3.060%	7/1/32	20	20
3,4	Fannie Mae Pool	3.410%	8/1/33	80	82
3,4	Fannie Mae Pool	3.519%	8/1/33	28	30
3,4	Fannie Mae Pool	3.541%	8/1/33	114	116
3,4	Fannie Mae Pool	3.541%	8/1/33	78	80
3,4	Fannie Mae Pool	3.545%	7/1/33	141	145
3,4	Fannie Mae Pool	3.550%	8/1/33	194	200
3,4	Fannie Mae Pool	3.559%	8/1/33	171	176
3,4	Fannie Mae Pool	3.587%	7/1/33	253	261
3,4	Fannie Mae Pool	3.591%	4/1/33	292	299
3,4	Fannie Mae Pool	3.602%	7/1/33	548	565
3,4	Fannie Mae Pool	3.785%	4/1/33	92	95
3,4	Fannie Mae Pool	4.041%	5/1/33	278	288
3,4	Fannie Mae Pool	4.046%	5/1/33	428	443
3,4	Fannie Mae Pool	4.061%	5/1/33	56	57
3,4	Fannie Mae Pool	4.066%	9/1/32	13	13
3,4	Fannie Mae Pool	4.157%	12/1/32	28	28
3,4	Fannie Mae Pool	4.381%	9/1/33	468	482
3,4	Fannie Mae Pool	4.617%	9/1/32	13	13
3,4	Fannie Mae Pool	4.822%	9/1/33	238	246
3,4	Fannie Mae Pool	4.908%	10/1/33	119	124

3,4	Fannie Mae Pool	5.473%	8/1/37	127	133
3,4	Fannie Mae Pool	5.573%	2/1/37	146	154
3,4	Freddie Mac Non Gold Pool	3.518%	8/1/32	15	15
3,4	Freddie Mac Non Gold Pool	3.556%	8/1/33	105	109
3,4	Freddie Mac Non Gold Pool	3.680%	7/1/33	402	415
3,4	Freddie Mac Non Gold Pool	3.702%	8/1/33	68	70
3,4	Freddie Mac Non Gold Pool	3.942%	6/1/33	100	102
3,4	Freddie Mac Non Gold Pool	3.967%	6/1/33	338	349
3,4	Freddie Mac Non Gold Pool	4.159%	5/1/33	80	82
3,4	Freddie Mac Non Gold Pool	4.194%	5/1/33	107	110
3,4	Freddie Mac Non Gold Pool	4.371%	9/1/32	29	31
3,4	Freddie Mac Non Gold Pool	4.461%	2/1/33	49	51
3,4	Freddie Mac Non Gold Pool	4.765%	9/1/32	34	35
3,4	Freddie Mac Non Gold Pool	4.978%	1/1/33	36	37
3,4	Freddie Mac Non Gold Pool	5.203%	10/1/32	32	33
3,4	Freddie Mac Non Gold Pool	5.268%	9/1/32	42	44
3,4	Freddie Mac Non Gold Pool	5.864%	8/1/37	712	750
					6,737
Total U.S. Government and Agency Obligations (Cost $39,393)					39,933

Asset-Backed/Commercial Mortgage-Backed Securities (22.7%)

4	Ally Auto Receivables Trust	2.330%	6/17/13	775	777
4	Ally Auto Receivables Trust	3.000%	10/15/15	300	300
2,4	American Express Credit Account Master Trust	0.283%	2/15/13	800	797
[2,4,5]	American Express Credit Account Master Trust	0.573%	6/17/13	70	66
[2,4,5]	American Express Credit Account Master Trust	0.533%	8/15/13	170	160
2,4	American Express Credit Account Master Trust	0.273%	12/15/13	500	495
[2,4,5]	American Express Credit Account Master Trust	0.523%	12/15/13	100	94
2,4	American Express Credit Account Master Trust	1.496%	3/15/17	2,100	2,137
2,4	AmeriCredit Automobile Receivables Trust	5.254%	1/6/15	1,500	1,593
2,4	AmeriCredit Automobile Receivables Trust	5.254%	4/6/15	1,350	1,440
5	BA Covered Bond Issuer	5.500%	6/14/12	800	844
2,4	BA Credit Card Trust	0.823%	4/15/13	2,850	2,843
2,4	BA Credit Card Trust	0.263%	6/17/13	400	396
2,4	BA Credit Card Trust	0.273%	11/15/13	200	197
2,4	BA Credit Card Trust	1.443%	12/16/13	3,875	3,900
2,4	BA Credit Card Trust	0.243%	4/15/14	669	656
2,4	BA Credit Card Trust	0.943%	12/15/14	2,600	2,583
4	Banc of America Commercial Mortgage Inc.	5.334%	9/10/45	330	333
4	Banc of America Funding Corp.	5.548%	9/20/46	1,305	827
4	Banc of America Mortgage Securities Inc.	4.967%	9/25/32	4	4
4	Banc of America Mortgage Securities Inc.	3.915%	5/25/33	88	81
4	Banc of America Mortgage Securities Inc.	5.451%	2/25/34	131	120
4,5	Bank of America Auto Trust	2.130%	9/16/13	775	779
4,5	Bank of America Auto Trust	3.030%	10/15/16	925	935
2,4	Bank One Issuance Trust	0.363%	5/15/14	385	381
4	Bear Stearns Adjustable Rate Mortgage Trust	5.740%	10/25/36	1,351	863
4	Bear Stearns Adjustable Rate Mortgage Trust	5.440%	5/25/47	1,238	817
4	Bear Stearns Commercial Mortgage Securities	5.540%	9/11/41	250	241
4	Bear Stearns Commercial Mortgage Securities	5.478%	10/12/41	1,100	1,120
4	Bear Stearns Commercial Mortgage Securities	4.254%	7/11/42	200	198
4	Bear Stearns Commercial Mortgage Securities	5.330%	1/12/45	250	255
4	Bear Stearns Commercial Mortgage Securities	5.574%	6/11/50	1,000	1,007
4	Bear Stearns Commercial Mortgage Securities	5.613%	6/11/50	930	936
2,4	BMW Floorplan Master Owner Trust	0.943%	9/15/14	1,175	1,175
4	BMW Vehicle Lease Trust	2.910%	3/15/12	1,700	1,734
4	BMW Vehicle Lease Trust	3.660%	8/15/13	300	308
4,5	Cabela's Master Credit Card Trust	4.310%	12/16/13	1,400	1,423

4	Capital Auto Receivables Asset Trust	5.000%	12/15/11	360	370
4	Capital One Auto Finance Trust	5.250%	8/15/11	95	95
2,4	Capital One Multi-Asset Execution Trust	0.243%	2/15/13	550	548
2,4	Capital One Multi-Asset Execution Trust	0.533%	4/15/13	75	74
2,4	Capital One Multi-Asset Execution Trust	0.533%	7/15/13	725	722
4	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	100	106
2,4	Capital One Multi-Asset Execution Trust	0.273%	3/17/14	2,980	2,946
2,4	Capital One Multi-Asset Execution Trust	0.533%	3/17/14	80	76
4	Capital One Multi-Asset Execution Trust	3.200%	4/15/14	3,800	3,899
2,4	Capital One Multi-Asset Execution Trust	0.590%	6/16/14	10	10
2,4	Capital One Multi-Asset Execution Trust	0.373%	8/15/14	125	123
2,4	Capital One Multi-Asset Execution Trust	0.323%	9/15/15	300	293
2,4	Capital One Multi-Asset Execution Trust	0.303%	1/15/16	505	491
4	Capital One Multi-Asset Execution Trust	5.050%	2/15/16	1,200	1,291
2,4	Capital One Multi-Asset Execution Trust	0.273%	4/15/16	400	387
2,4	Capital One Multi-Asset Execution Trust	0.453%	12/15/16	75	73
2,4	Capital One Multi-Asset Execution Trust	0.333%	6/17/19	280	260
2,4	Capital One Multi-Asset Execution Trust	0.323%	12/16/19	3,470	3,177
2,4	Chase Issuance Trust	0.263%	3/15/13	450	447
4	Chase Issuance Trust	4.260%	5/15/13	1,000	1,046
2,4	Chase Issuance Trust	0.263%	11/15/13	150	148
2,4	Chase Issuance Trust	0.599%	6/16/14	1,500	1,486
2,4	Chase Issuance Trust	0.313%	12/15/14	305	299
2,4	Chase Issuance Trust	0.313%	12/15/14	300	296
4	Chase Issuance Trust	4.650%	3/15/15	4,000	4,270
4	Chase Issuance Trust	5.400%	7/15/15	2,000	2,187
2,4	Chase Issuance Trust	0.363%	9/15/15	100	98
2,4	Chase Issuance Trust	1.799%	9/15/15	1,400	1,442
4	Citibank Credit Card Issuance Trust	5.450%	5/10/13	704	748
2,4	Citibank Credit Card Issuance Trust	0.893%	7/15/13	410	391
2,4	Citibank Credit Card Issuance Trust	0.596%	8/20/14	700	694
2,4	Citibank Credit Card Issuance Trust	0.316%	10/20/14	1,900	1,867
2,4	Citibank Credit Card Issuance Trust	0.874%	11/7/14	220	209
2,4	Citibank Credit Card Issuance Trust	0.493%	12/17/14	2,000	1,972
4	Citibank Credit Card Issuance Trust	4.850%	4/22/15	5,275	5,663
4	Citibank Credit Card Issuance Trust	4.900%	6/23/16	2,000	2,175
2,4	Citibank Credit Card Issuance Trust	1.446%	5/22/17	500	510
2,4	Citibank Credit Card Issuance Trust	0.359%	12/17/18	500	471
4	Citibank Credit Card Issuance Trust	5.650%	9/20/19	600	666
2,4	Citibank Credit Card Issuance Trust	1.621%	5/20/20	1,500	1,555
[2,4,5]	Citibank Omni Master Trust	2.343%	5/16/16	1,300	1,323
4,5	Citibank Omni Master Trust	5.350%	8/15/18	1,425	1,444
4	Citigroup Commercial Mortgage Trust	5.888%	12/10/49	1,000	1,010
4	Citigroup Mortgage Loan Trust Inc.	4.649%	3/25/34	135	123
4	Citigroup Mortgage Loan Trust Inc.	5.901%	7/25/37	744	497
4	Citigroup/Deutsche Bank Commercial Mortgage
	Trust	5.655%	11/15/44	330	332
4	Citigroup/Deutsche Bank Commercial Mortgage
	Trust	5.205%	12/11/49	1,325	1,319
4	CNH Equipment Trust	4.120%	5/15/12	479	486
4	CNH Equipment Trust	5.280%	11/15/12	320	338
4	CNH Equipment Trust	2.970%	3/15/13	870	885
4	Commercial Mortgage Pass Through Certificates	5.811%	12/10/49	400	404
4	Countrywide Home Loan Mortgage Pass
	Through Trust	4.101%	5/25/33	102	84
4	Countrywide Home Loan Mortgage Pass
	Through Trust	4.065%	11/19/33	138	131

4	Countrywide Home Loan Mortgage Pass
	Through Trust	5.308%	3/20/36	641	331
4	Countrywide Home Loan Mortgage Pass
	Through Trust	5.340%	2/25/47	817	425
4	Credit Suisse Mortgage Capital Certificates	5.512%	2/15/39	480	484
4	Credit Suisse Mortgage Capital Certificates	5.912%	6/15/39	825	845
4	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	700	700
4	Daimler Chrysler Auto Trust	4.980%	2/8/11	143	144
4	Daimler Chrysler Auto Trust	3.700%	6/8/12	800	812
4	Daimler Chrysler Auto Trust	4.710%	9/10/12	500	517
4	Discover Card Master Trust	5.100%	10/15/13	575	606
2,4	Discover Card Master Trust	1.543%	12/15/14	80	80
2,4	Discover Card Master Trust	1.546%	2/17/15	2,050	2,060
2,4	Discover Card Master Trust	0.639%	6/15/15	3,390	3,300
4	Discover Card Master Trust	5.650%	12/15/15	1,900	2,072
4	Discover Card Master Trust	5.650%	3/16/20	570	616
2,4	Discover Card Master Trust I	0.618%	10/16/13	600	592
2,4	Discover Card Master Trust I	0.323%	1/19/16	1,500	1,433
2,4	Discover Card Master Trust I	0.323%	9/15/16	400	378
4	Fifth Third Auto Trust	4.070%	1/17/12	1,650	1,672
4	First Horizon Asset Securities Inc.	5.641%	11/25/36	513	392
4	First Horizon Asset Securities Inc.	5.483%	1/25/37	1,293	783
4	First Union National Bank-Bank of America
	Commercial Mortgage Trust	6.136%	3/15/33	113	115
2,4	Fleet Home Equity Loan Trust	0.496%	1/20/33	101	72
4,5	Ford Credit Auto Lease Trust	3.710%	1/15/14	530	545
4	Ford Credit Auto Owner Trust	5.160%	11/15/10	73	73
4	Ford Credit Auto Owner Trust	5.250%	9/15/11	972	993
4	Ford Credit Auto Owner Trust	5.150%	11/15/11	501	511
4	Ford Credit Auto Owner Trust	3.960%	4/15/12	500	509
4	Ford Credit Auto Owner Trust	4.280%	5/15/12	2,300	2,357
4	Ford Credit Auto Owner Trust	4.950%	3/15/13	150	158
2,4	Ford Credit Auto Owner Trust	1.993%	4/15/13	1,000	1,018
4	Ford Credit Auto Owner Trust	2.790%	8/15/13	1,600	1,632
4	Ford Credit Auto Owner Trust	2.170%	10/15/13	1,100	1,107
4	Ford Credit Auto Owner Trust	4.500%	7/15/14	370	389
4	Ford Credit Auto Owner Trust	2.980%	8/15/14	425	425
2,4	Ford Credit Floorplan Master Owner Trust	0.493%	6/15/13	1,375	1,329
2,4	Ford Credit Floorplan Master Owner Trust	0.493%	9/15/14	1,700	1,700
2,4	GE Capital Commercial Mortgage Corp.	5.515%	3/10/44	290	269
4	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	95	92
4	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	445	445
2,4	GE Capital Credit Card Master Note Trust	0.283%	3/15/13	400	399
4	GMAC Mortgage Corp. Loan Trust	5.304%	11/19/35	240	220
[2,4,5]	Golden Credit Card Trust	1.243%	7/15/17	2,200	2,161
2,4	Granite Master Issuer PLC	0.282%	12/17/54	146	120
2,4	Granite Master Issuer PLC	0.316%	12/20/54	438	370
4	Harley-Davidson Motorcycle Trust	5.240%	1/15/12	20	20
4	Harley-Davidson Motorcycle Trust	5.220%	3/15/12	273	276
4	Harley-Davidson Motorcycle Trust	5.100%	5/15/12	235	238
4,5	Harley-Davidson Motorcycle Trust	5.040%	10/15/12	289	293
4	Harley-Davidson Motorcycle Trust	3.190%	11/15/13	530	542
4	Harley-Davidson Motorcycle Trust	2.620%	3/15/14	1,500	1,517
4	Harley-Davidson Motorcycle Trust	3.320%	2/15/17	200	203
4	Hyundai Auto Receivables Trust	3.150%	3/15/16	700	701
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.260%	3/15/33	135	138

4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.625%	3/15/46	455	455
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.298%	5/15/47	400	386
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.991%	6/15/49	1,200	1,210
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.629%	2/12/51	550	551
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	1,020	1,031
4,5	JPMorgan Auto Receivables Trust	5.220%	9/15/12	1,300	1,351
[2,4,5]	Kildare Securities Ltd.	0.362%	12/10/43	874	810
4	LB-UBS Commercial Mortgage Trust	5.303%	2/15/40	800	805
4	LB-UBS Commercial Mortgage Trust	5.318%	2/15/40	500	503
4	Mastr Adjustable Rate Mortgages Trust	3.215%	4/25/34	169	136
4	MBNA Credit Card Master Note Trust	4.500%	1/15/13	450	460
4	Merrill Lynch Mortgage Investors Inc.	2.403%	2/25/33	117	88
4	Merrill Lynch Mortgage Investors Inc.	3.600%	7/25/33	59	53
4	Merrill Lynch Mortgage Investors Inc.	4.300%	2/25/34	78	70
4	Merrill Lynch Mortgage Trust	4.556%	6/12/43	376	379
4	Merrill Lynch Mortgage Trust	5.918%	6/12/50	900	910
4	Merrill Lynch Mortgage Trust	5.425%	2/12/51	100	102
4	Merrill Lynch/Countrywide Commercial Mortgage
	Trust	5.282%	8/12/48	500	500
4	Merrill Lynch/Countrywide Commercial Mortgage
	Trust	5.693%	6/12/50	250	252
4	Merrill Lynch/Countrywide Commercial Mortgage
	Trust	5.331%	3/12/51	400	396
4	Morgan Stanley Capital I	5.802%	6/11/42	1,850	1,866
4	Morgan Stanley Capital I	4.989%	8/13/42	135	133
4	Morgan Stanley Capital I	5.941%	10/15/42	500	476
4	Morgan Stanley Capital I	5.374%	3/12/44	570	576
4	Morgan Stanley Capital I	5.623%	12/12/49	400	402
4	Morgan Stanley Capital I	5.090%	10/12/52	475	481
4	Morgan Stanley Mortgage Loan Trust	3.230%	2/25/34	215	184
4	Morgan Stanley Mortgage Loan Trust	5.362%	6/25/36	714	611
2,4	MSDWCC Heloc Trust	0.786%	11/25/15	54	33
2,4	National City Credit Card Master Trust	0.293%	8/15/12	1,200	1,190
2,4	National City Credit Card Master Trust	0.293%	3/17/14	575	546
4	Nissan Auto Lease Trust	2.920%	12/15/11	930	939
4	Nissan Auto Lease Trust	3.510%	11/17/14	140	144
4	Nissan Auto Lease Trust	2.070%	1/15/15	1,425	1,429
4	Nissan Auto Lease Trust	2.650%	1/15/15	375	378
4	Nissan Auto Receivables Owner Trust	5.930%	7/16/12	900	954
4	Nissan Auto Receivables Owner Trust	3.200%	2/15/13	300	309
4	Nissan Auto Receivables Owner Trust	5.000%	9/15/14	1,750	1,855
4	Nissan Auto Receivables Owner Trust	4.740%	8/17/15	470	501
[2,4,5]	Nordstrom Private Label Credit Card Master
	Note Trust	0.303%	5/15/15	2,230	2,083
2,4	Permanent Master Issuer PLC	0.559%	1/15/16	700	696
4	PG&E Energy Recovery Funding LLC	4.370%	6/25/14	1,000	1,051
4	Provident Funding Mortgage Loan Trust	3.545%	4/25/34	254	231
4	Residential Funding Mortgage Securities I	5.843%	8/25/36	1,072	726
4	Residential Funding Mortgage Securities I	5.943%	9/25/36	413	250
4	Salomon Brothers Mortgage Securities VII Inc.	3.812%	9/25/33	284	253
4	Sequoia Mortgage Trust	5.622%	9/20/46	1,268	823
2,4	Swift Master Auto Receivables Trust	0.343%	6/15/12	300	296
2,4	Swift Master Auto Receivables Trust	0.893%	10/15/12	200	197

4	Thornburg Mortgage Securities Trust	3.194%	3/25/44	215	198
4	USAA Auto Owner Trust	3.020%	6/17/13	2,000	2,046
4	USAA Auto Owner Trust	4.500%	10/15/13	660	692
4	USAA Auto Owner Trust	4.710%	2/18/14	1,725	1,827
4	Volkswagen Auto Lease Trust	3.410%	4/16/12	1,050	1,080
4	Volkswagen Auto Loan Enhanced Trust	5.470%	3/20/13	2,375	2,541
2,4	Wachovia Asset Securitization Inc.	0.506%	6/25/33	36	21
4	Wachovia Auto Owner Trust	5.390%	9/20/11	261	265
2,4	Wachovia Bank Commercial Mortgage Trust	5.384%	10/15/44	983	979
4	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	700	715
4	Wachovia Bank Commercial Mortgage Trust	5.275%	11/15/48	390	392
4	WaMu Mortgage Pass Through Certificates	4.496%	1/25/33	30	27
4	WaMu Mortgage Pass Through Certificates	2.848%	8/25/33	67	61
4	WaMu Mortgage Pass Through Certificates	2.832%	9/25/33	81	71
4	Wells Fargo Home Equity Trust	3.970%	5/25/34	172	167
4	Wells Fargo Mortgage Backed Securities Trust	5.617%	10/25/36	1,186	824
4	World Omni Auto Receivables Trust	3.940%	10/15/12	360	367
4	World Omni Auto Receivables Trust	5.130%	4/15/13	550	574
4	World Omni Auto Receivables Trust	3.330%	5/15/13	680	697
4	World Omni Auto Receivables Trust	5.120%	5/15/14	410	438
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $167,952)					167,994
Corporate Bonds (57.9%)
Finance (28.7%)
	Banking (19.2%)
	American Express Bank FSB	5.550%	10/17/12	350	370
	American Express Bank FSB	5.500%	4/16/13	975	1,023
2	American Express Centurion Bank	0.401%	11/16/09	225	225
	American Express Centurion Bank	5.200%	11/26/10	675	701
	American Express Centurion Bank	5.550%	10/17/12	500	531
	American Express Co.	5.250%	9/12/11	200	210
	American Express Co.	4.875%	7/15/13	120	123
	American Express Co.	7.250%	5/20/14	1,080	1,217
2	American Express Credit Corp.	0.404%	10/4/10	400	395
	American Express Credit Corp.	7.300%	8/20/13	700	780
	American Express Credit Corp.	5.125%	8/25/14	320	332
5	ANZ National International Ltd./New Zealand	6.200%	7/19/13	450	490
	Astoria Financial Corp.	5.750%	10/15/12	250	235
4	BAC Capital Trust XIV	5.630%	12/31/49	1,371	893
4,5	Banco Mercantil del Norte SA	6.135%	10/13/16	450	432
2,5	Banco Santander Chile	0.659%	12/9/09	400	399
	Bank of America Corp.	5.375%	8/15/11	1,031	1,087
	Bank of America Corp.	4.875%	1/15/13	1,515	1,565
	Bank of New York Mellon Corp.	7.300%	12/1/09	100	101
	Bank of New York Mellon Corp.	4.950%	1/14/11	300	313
	Bank of New York Mellon Corp.	5.125%	11/1/11	100	107
	Bank of New York Mellon Corp.	4.950%	11/1/12	50	54
	Bank of New York Mellon Corp.	4.500%	4/1/13	1,075	1,131
	Bank of New York Mellon Corp.	5.125%	8/27/13	500	546
	Bank of New York Mellon Corp.	4.300%	5/15/14	790	834
	Bank of New York Mellon Corp.	4.950%	3/15/15	825	889
	Bank of Tokyo-Mitsubishi UFJ Ltd./New York
	NY	7.400%	6/15/11	250	273
	Bank One Corp.	5.900%	11/15/11	500	535
	Bank One Corp.	5.250%	1/30/13	425	448
	Barclays Bank PLC	7.400%	12/15/09	150	152
	Barclays Bank PLC	5.450%	9/12/12	1,110	1,190
4,5	Barclays Bank PLC	7.375%	12/15/49	100	82

	BB&T Corp.	3.100%	7/28/11	125	127
	BB&T Corp.	6.500%	8/1/11	1,375	1,466
	BB&T Corp.	3.850%	7/27/12	2,500	2,579
	BB&T Corp.	3.375%	9/25/13	300	301
	BB&T Corp.	5.700%	4/30/14	775	839
2,5	BBVA USA Bancshares Inc.	1.137%	10/9/09	1,070	1,070
	Bear Stearns Cos. LLC	4.500%	10/28/10	387	401
2	Bear Stearns Cos. LLC	0.718%	1/31/11	110	110
	Bear Stearns Cos. LLC	6.950%	8/10/12	2,405	2,690
	Bear Stearns Cos. LLC	5.700%	11/15/14	300	324
5	BNP Paribas US Medium-Term Note Program
	LLC	5.125%	1/15/15	500	523
2,5	BTMU Curacao Holdings NV	0.606%	12/19/16	835	778
	Capital One Bank USA NA	5.750%	9/15/10	100	104
	Capital One Bank USA NA	6.500%	6/13/13	125	130
	Capital One Financial Corp.	4.800%	2/21/12	750	756
	Capital One Financial Corp.	7.375%	5/23/14	1,650	1,846
4,5	CBA Capital Trust II	6.024%	3/15/49	450	342
4,5	CBG Florida REIT Corp.	7.114%	2/15/49	560	3
	Charter One Bank NA	5.500%	4/26/11	380	394
	Citigroup Inc.	6.500%	1/18/11	750	783
	Citigroup Inc.	5.125%	2/14/11	775	797
	Citigroup Inc.	5.100%	9/29/11	1,400	1,446
	Citigroup Inc.	5.625%	8/27/12	925	950
	Citigroup Inc.	5.300%	10/17/12	1,335	1,380
	Citigroup Inc.	5.500%	4/11/13	2,260	2,315
	Citigroup Inc.	6.500%	8/19/13	1,835	1,930
	Citigroup Inc.	6.375%	8/12/14	325	337
5	Commonwealth Bank of Australia	5.000%	11/6/12	400	417
	Countrywide Financial Corp.	5.800%	6/7/12	1,000	1,048
	Countrywide Home Loans Inc.	4.000%	3/22/11	1,250	1,270
4,5	Credit Agricole SA	6.637%	5/31/49	175	127
2,5	Credit Agricole SA/London	0.422%	5/28/10	2,125	2,105
2	Credit Suisse USA Inc.	0.640%	8/15/10	600	601
	Credit Suisse USA Inc.	5.250%	3/2/11	300	317
	Credit Suisse USA Inc.	5.500%	8/16/11	850	907
	Credit Suisse USA Inc.	6.125%	11/15/11	1,435	1,558
	Credit Suisse USA Inc.	6.500%	1/15/12	155	169
	Credit Suisse USA Inc.	5.125%	1/15/14	140	148
	Credit Suisse/New York NY	3.450%	7/2/12	2,200	2,259
	Credit Suisse/New York NY	5.000%	5/15/13	1,870	1,982
	Credit Suisse/New York NY	5.500%	5/1/14	1,445	1,560
2,5	DBS Bank Ltd./Singapore	0.660%	5/16/17	1,250	1,170
	Deutsche Bank AG/London	5.375%	10/12/12	1,101	1,191
	Deutsche Bank AG/London	4.875%	5/20/13	900	960
	Deutsche Bank AG/London	3.875%	8/18/14	235	238
2,5	DnB NOR Bank ASA	0.580%	10/13/09	1,400	1,400
	Fifth Third Bancorp	6.250%	5/1/13	225	233
	Fifth Third Bank	4.200%	2/23/10	600	607
2	First Tennessee Bank NA	0.433%	12/17/09	500	500
4	Goldman Sachs Capital II	5.793%	12/29/49	425	306
2	Goldman Sachs Group Inc.	0.369%	12/23/09	250	250
2	Goldman Sachs Group Inc.	0.583%	6/28/10	2,045	2,047
	Goldman Sachs Group Inc.	6.600%	1/15/12	100	109
	Goldman Sachs Group Inc.	5.700%	9/1/12	850	918
	Goldman Sachs Group Inc.	5.450%	11/1/12	1,050	1,129
	Goldman Sachs Group Inc.	4.750%	7/15/13	500	525
	Goldman Sachs Group Inc.	5.625%	1/15/17	130	132

	Goldman Sachs Group Inc.	6.150%	4/1/18	500	524
	HSBC Bank PLC	6.950%	3/15/11	725	751
2	HSBC Bank USA NA/New York NY	0.430%	12/14/09	1,500	1,500
5	ICICI Bank Ltd.	5.750%	1/12/12	200	203
	JPMorgan Chase & Co.	4.600%	1/17/11	1,800	1,860
	JPMorgan Chase & Co.	6.750%	2/1/11	600	639
	JPMorgan Chase & Co.	4.850%	6/16/11	900	946
	JPMorgan Chase & Co.	6.625%	3/15/12	1,060	1,161
	JPMorgan Chase & Co.	5.375%	10/1/12	1,665	1,803
	JPMorgan Chase & Co.	4.750%	5/1/13	550	578
	JPMorgan Chase & Co.	4.891%	9/1/15	560	524
4	JPMorgan Chase & Co.	7.900%	12/29/49	450	435
	Keycorp	6.500%	5/14/13	500	521
4,5	Lloyds Banking Group PLC	6.267%	11/14/49	475	283
	M&I Marshall & Ilsley Bank	5.150%	2/22/12	500	471
2,5	Manufacturers & Traders Trust Co.	2.097%	4/1/13	400	337
4	Mellon Capital IV	6.244%	6/29/49	750	574
2	Merrill Lynch & Co. Inc.	0.692%	2/5/10	1,385	1,385
	Merrill Lynch & Co. Inc.	4.790%	8/4/10	645	661
	Merrill Lynch & Co. Inc.	5.770%	7/25/11	800	841
	Merrill Lynch & Co. Inc.	5.450%	2/5/13	1,050	1,091
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	700	742
2	Morgan Stanley	0.789%	1/15/10	1,300	1,300
	Morgan Stanley	5.050%	1/21/11	1,300	1,344
	Morgan Stanley	6.750%	4/15/11	1,824	1,941
	Morgan Stanley	5.625%	1/9/12	860	912
	Morgan Stanley	6.600%	4/1/12	475	517
	Morgan Stanley	5.250%	11/2/12	700	742
	Morgan Stanley	5.300%	3/1/13	775	814
	Morgan Stanley	6.000%	5/13/14	840	896
	Morgan Stanley	6.625%	4/1/18	815	861
	National Australia Bank Ltd.	8.600%	5/19/10	420	440
	National City Bank/Cleveland OH	4.500%	3/15/10	1,850	1,876
	National City Bank/Cleveland OH	6.200%	12/15/11	400	430
	National City Bank/Cleveland OH	4.625%	5/1/13	170	174
	North Fork Bancorporation Inc.	5.875%	8/15/12	134	137
	Northern Trust Corp.	5.500%	8/15/13	250	274
	PNC Funding Corp.	5.125%	12/14/10	660	685
	PNC Funding Corp.	5.400%	6/10/14	400	431
5	Rabobank Nederland NV	2.650%	8/17/12	1,025	1,033
5	Rabobank Nederland NV	4.200%	5/13/14	1,335	1,388
	Royal Bank of Canada/New York NY	2.250%	3/15/13	7,200	7,196
5	Royal Bank of Scotland PLC	4.875%	8/25/14	2,958	3,001
	Santander Financial Issuances Ltd.	6.375%	2/15/11	1,100	1,136
2,5	Santander US Debt SA Unipersonal	0.374%	11/20/09	1,900	1,892
5	Scotland International Finance No 2 BV	7.700%	8/15/10	900	925
4,5	Societe Generale	5.922%	12/5/49	200	145
	Sovereign Bancorp Inc.	4.800%	9/1/10	170	174
2	Sovereign Bank	2.193%	8/1/13	45	43
2	Sovereign Bank	2.417%	4/1/14	315	299
4	State Street Capital Trust III	8.250%	3/15/42	175	172
	State Street Corp.	7.650%	6/15/10	175	182
2,5	Unicredit Luxembourg Finance SA	0.850%	1/13/17	1,175	1,094
	US Bancorp	2.125%	2/15/13	1,395	1,387
	US Bancorp	4.200%	5/15/14	900	943
	US Bank NA/Cincinnati OH	7.125%	12/1/09	85	86
	US Bank NA/Cincinnati OH	6.375%	8/1/11	1,905	2,067
	US Bank NA/Cincinnati OH	6.300%	2/4/14	1,100	1,231

	US Bank NA/Cincinnati OH	4.950%	10/30/14	350	376
4	USB Capital IX	6.189%	4/15/49	1,190	898
4,5	USB Realty Corp.	6.091%	12/15/49	270	181
	Wachovia Bank NA	7.800%	8/18/10	1,000	1,056
	Wachovia Bank NA	4.800%	11/1/14	100	102
	Wachovia Bank NA	4.875%	2/1/15	200	206
	Wachovia Bank NA	5.000%	8/15/15	250	256
4	Wachovia Capital Trust III	5.800%	3/15/11	585	398
	Wachovia Corp.	4.375%	6/1/10	100	102
	Wachovia Corp.	5.350%	3/15/11	700	735
2	Wachovia Corp.	0.639%	10/15/11	550	540
	Wachovia Corp.	5.300%	10/15/11	1,900	2,014
	Wachovia Corp.	5.500%	5/1/13	1,175	1,260
6	Washington Mutual Bank	5.550%	6/16/10	210	60
6	Washington Mutual Bank	6.875%	6/15/11	517	1
	Washington Mutual Finance Corp.	6.875%	5/15/11	150	158
	Wells Fargo & Co.	4.625%	8/9/10	120	124
	Wells Fargo & Co.	4.875%	1/12/11	2,475	2,575
	Wells Fargo & Co.	5.300%	8/26/11	500	530
	Wells Fargo & Co.	5.250%	10/23/12	545	582
	Wells Fargo Bank NA	6.450%	2/1/11	1,396	1,473
	Wells Fargo Bank NA	4.750%	2/9/15	775	786
	Wells Fargo Financial Inc.	5.500%	8/1/12	350	376
	Westpac Banking Corp.	4.200%	2/27/15	1,100	1,119
2	Zions Bancorporation	1.802%	12/10/09	1,400	1,358

	Brokerage (0.3%)
5	Blackstone Holdings Finance Co. LLC	6.625%	8/15/19	300	304
	Charles Schwab Corp.	4.950%	6/1/14	585	625
	Jefferies Group Inc.	5.875%	6/8/14	150	153
	Jefferies Group Inc.	8.500%	7/15/19	220	232
6	Lehman Brothers Holdings E-Capital Trust I	2.998%	8/19/65	210	—
6	Lehman Brothers Holdings Inc.	2.911%	8/21/09	550	95
6	Lehman Brothers Holdings Inc.	2.907%	11/16/09	880	152
6	Lehman Brothers Holdings Inc.	2.951%	5/25/10	445	77
6	Lehman Brothers Holdings Inc.	5.750%	7/18/11	1,600	276
6	Lehman Brothers Holdings Inc.	5.625%	1/24/13	220	38

	Finance Companies (3.9%)
	American General Finance Corp.	3.875%	10/1/09	1,000	995
	American General Finance Corp.	4.875%	5/15/10	200	192
	American General Finance Corp.	5.200%	12/15/11	290	237
	American General Finance Corp.	4.875%	7/15/12	380	293
	General Electric Capital Corp.	5.500%	4/28/11	575	608
	General Electric Capital Corp.	5.875%	2/15/12	1,207	1,289
	General Electric Capital Corp.	4.375%	3/3/12	350	362
	General Electric Capital Corp.	5.000%	4/10/12	500	525
	General Electric Capital Corp.	6.000%	6/15/12	400	430
	General Electric Capital Corp.	3.500%	8/13/12	2,375	2,409
7	General Electric Capital Corp.	5.250%	10/19/12	2,713	2,871
	General Electric Capital Corp.	5.450%	1/15/13	1,200	1,273
	General Electric Capital Corp.	4.800%	5/1/13	1,683	1,717
	General Electric Capital Corp.	5.900%	5/13/14	60	65
4	General Electric Capital Corp.	6.375%	11/15/67	375	311
	HSBC Finance Corp.	4.625%	9/15/10	1,070	1,099
	HSBC Finance Corp.	5.250%	1/14/11	2,100	2,166
	HSBC Finance Corp.	6.750%	5/15/11	1,525	1,614
	HSBC Finance Corp.	5.700%	6/1/11	1,875	1,957

	HSBC Finance Corp.	6.375%	10/15/11	2,326	2,462
	HSBC Finance Corp.	5.900%	6/19/12	1,970	2,076
	HSBC Finance Corp.	5.250%	1/15/14	230	238
	International Lease Finance Corp.	4.875%	9/1/10	300	282
	International Lease Finance Corp.	5.125%	11/1/10	250	235
	International Lease Finance Corp.	5.450%	3/24/11	600	555
	International Lease Finance Corp.	5.750%	6/15/11	425	385
	International Lease Finance Corp.	4.750%	1/13/12	1,900	1,615
	International Lease Finance Corp.	5.300%	5/1/12	750	600
5	USAA Capital Corp.	3.500%	7/17/14	240	241

	Insurance (4.3%)
	ACE INA Holdings Inc.	5.875%	6/15/14	360	396
	Aetna Inc.	5.750%	6/15/11	170	179
	Allstate Corp.	6.200%	5/16/14	540	597
	Axis Capital Holdings Ltd.	5.750%	12/1/14	250	257
	Berkshire Hathaway Finance Corp.	4.000%	4/15/12	1,600	1,683
	Berkshire Hathaway Finance Corp.	4.500%	1/15/13	650	687
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	50	54
4	Chubb Corp.	6.375%	3/29/67	80	72
5	ING Security Life Institutional Funding	4.250%	1/15/10	200	200
5	Jackson National Life Global Funding	5.375%	5/8/13	450	459
5	John Hancock Global Funding II	7.900%	7/2/10	1,000	1,036
5	Liberty Mutual Group Inc.	4.875%	2/1/10	200	198
4,5	Liberty Mutual Group Inc.	7.000%	3/15/37	175	126
	Lincoln National Corp.	5.650%	8/27/12	750	781
4	Lincoln National Corp.	6.050%	4/20/67	195	131
2,5	MassMutual Global Funding II	0.569%	4/21/11	2,700	2,620
2,5	MassMutual Global Funding II	0.474%	12/6/13	350	340
2,5	Merna Reinsurance Ltd.	2.032%	7/7/10	420	409
2,5	Metropolitan Life Global Funding I	0.589%	5/18/10	1,100	1,083
5	Metropolitan Life Global Funding I	2.875%	9/17/12	2,425	2,431
5	Metropolitan Life Global Funding I	5.125%	4/10/13	2,060	2,147
5	Metropolitan Life Global Funding I	5.125%	6/10/14	470	493
5	Monumental Global Funding II	4.625%	3/15/10	350	348
5	New York Life Global Funding	4.625%	8/16/10	220	224
5	New York Life Global Funding	5.250%	10/16/12	220	237
5	New York Life Global Funding	5.375%	9/15/13	300	325
4,5	Oil Insurance Ltd.	7.558%	6/30/49	300	186
5	Pricoa Global Funding I	4.200%	1/15/10	390	392
5	Pricoa Global Funding I	5.625%	5/24/11	50	52
5	Pricoa Global Funding I	4.625%	6/25/12	70	73
5	Pricoa Global Funding I	5.400%	10/18/12	50	53
5	Pricoa Global Funding I	5.450%	6/11/14	1,010	1,061
	Principal Financial Group Inc.	7.875%	5/15/14	400	441
5	Principal Life Global Funding I	4.400%	10/1/10	200	204
5	Principal Life Global Funding I	6.250%	2/15/12	620	659
5	Principal Life Global Funding I	5.250%	1/15/13	835	862
5	Principal Life Global Funding I	5.125%	10/15/13	360	371
	Principal Life Income Funding Trusts	5.125%	3/1/11	600	624
	Principal Life Income Funding Trusts	5.300%	12/14/12	75	80
	Principal Life Income Funding Trusts	5.300%	4/24/13	340	351
4	Progressive Corp.	6.700%	6/15/37	160	137
	Prudential Financial Inc.	5.800%	6/15/12	610	647
	Prudential Financial Inc.	3.625%	9/17/12	725	728
	Prudential Financial Inc.	5.100%	9/20/14	250	252
	Prudential Financial Inc.	6.200%	1/15/15	150	159
5	TIAA Global Markets Inc.	4.950%	7/15/13	140	148

	Travelers Cos. Inc.	5.375%	6/15/12	250	267
4	Travelers Cos. Inc.	6.250%	3/15/37	350	306
	Travelers Property Casualty Corp.	5.000%	3/15/13	640	675
	UnitedHealth Group Inc.	5.125%	11/15/10	430	444
	UnitedHealth Group Inc.	5.250%	3/15/11	530	553
	UnitedHealth Group Inc.	5.500%	11/15/12	805	855
	UnitedHealth Group Inc.	4.875%	2/15/13	220	228
	UnitedHealth Group Inc.	4.875%	4/1/13	590	612
	WellPoint Health Networks Inc.	6.375%	1/15/12	250	268
	WellPoint Inc.	4.250%	12/15/09	400	402
	WellPoint Inc.	5.000%	1/15/11	300	311
	WellPoint Inc.	6.800%	8/1/12	175	191
	WellPoint Inc.	6.000%	2/15/14	955	1,031
	Willis North America Inc.	5.125%	7/15/10	170	172
	XL Capital Finance Europe PLC	6.500%	1/15/12	175	180
5	Xlliac Global Funding	4.800%	8/10/10	330	327
4,5	ZFS Finance USA Trust I	5.875%	5/9/32	94	75

	Real Estate Investment Trusts (1.0%)
	Arden Realty LP	5.200%	9/1/11	180	188
	Boston Properties LP	6.250%	1/15/13	268	281
	Brandywine Operating Partnership LP	5.750%	4/1/12	109	109
	Developers Diversified Realty Corp.	5.250%	4/15/11	170	165
	HCP Inc.	6.450%	6/25/12	300	311
	Hospitality Properties Trust	7.875%	8/15/14	200	203
	Kimco Realty Corp.	4.820%	8/15/11	325	331
	Liberty Property LP	6.375%	8/15/12	200	208
	Simon Property Group LP	4.875%	8/15/10	350	358
	Simon Property Group LP	5.375%	6/1/11	120	124
	Simon Property Group LP	5.600%	9/1/11	220	230
	Simon Property Group LP	5.750%	5/1/12	165	173
	Simon Property Group LP	6.350%	8/28/12	65	70
	Simon Property Group LP	5.300%	5/30/13	644	657
	Simon Property Group LP	6.750%	5/15/14	1,440	1,543
5	WEA Finance LLC / WCI Finance LLC	5.400%	10/1/12	900	918
5	WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	800	863
5	Westfield Capital Corp. Ltd / WT Finance Aust

	Pty Ltd / WEA Finance LLC	4.375%	11/15/10	450	455
					211,962
Industrial (25.1%)
	Basic Industry (1.1%)
	Air Products & Chemicals Inc.	4.150%	2/1/13	300	313
	Alcoa Inc.	6.000%	7/15/13	550	574
	ArcelorMittal	5.375%	6/1/13	775	800
	Barrick Gold Financeco LLC	6.125%	9/15/13	550	612
	BHP Billiton Finance USA Ltd.	5.125%	3/29/12	500	536
	BHP Billiton Finance USA Ltd.	4.800%	4/15/13	175	187
	BHP Billiton Finance USA Ltd.	5.500%	4/1/14	225	248
	Dow Chemical Co.	4.850%	8/15/12	350	366
	Dow Chemical Co.	7.600%	5/15/14	1,350	1,481
	International Paper Co.	7.950%	6/15/18	175	190
	PPG Industries Inc.	5.750%	3/15/13	380	400
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	915	980
	Rio Tinto Finance USA Ltd.	8.950%	5/1/14	800	940
	Rohm and Haas Co.	5.600%	3/15/13	470	484

2,5	Xstrata Finance Dubai Ltd.	0.804%	11/13/09	250	250

	Capital Goods (3.0%)
	3M Co.	4.500%	11/1/11	500	534
	Allied Waste North America Inc.	6.125%	2/15/14	750	768
	Allied Waste North America Inc.	6.875%	6/1/17	200	211
5	BAE Systems Holdings Inc.	4.750%	8/15/10	745	754
	Bemis Co. Inc.	5.650%	8/1/14	450	480
	Boeing Capital Corp.	6.100%	3/1/11	450	478
	Boeing Capital Corp.	6.500%	2/15/12	775	855
	Boeing Co.	5.000%	3/15/14	750	815
	Boeing Co.	3.500%	2/15/15	200	204
	Caterpillar Financial Services Corp.	4.300%	6/1/10	20	20
	Caterpillar Financial Services Corp.	5.750%	2/15/12	1,500	1,616
	Caterpillar Financial Services Corp.	4.250%	2/8/13	1,470	1,528
	Cooper US Inc.	5.250%	11/15/12	300	325
	CRH America Inc.	5.625%	9/30/11	675	705
	CRH America Inc.	6.950%	3/15/12	200	213
	CRH America Inc.	5.300%	10/15/13	125	128
	Emerson Electric Co.	4.125%	4/15/15	230	241
	General Dynamics Corp.	1.800%	7/15/11	225	228
	General Dynamics Corp.	5.250%	2/1/14	340	371
	General Electric Co.	5.000%	2/1/13	1,400	1,483
	Honeywell International Inc.	6.125%	11/1/11	185	203
	Honeywell International Inc.	4.250%	3/1/13	75	79
	Illinois Tool Works Inc.	5.150%	4/1/14	575	623
	Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	455	489
2	John Deere Capital Corp.	0.803%	10/16/09	800	800
	John Deere Capital Corp.	5.400%	10/17/11	600	643
	John Deere Capital Corp.	7.000%	3/15/12	1,650	1,841
	John Deere Capital Corp.	5.250%	10/1/12	1,750	1,892
	L-3 Communications Corp.	6.125%	1/15/14	100	101
	Lafarge SA	6.150%	7/15/11	50	52
	Litton Industries Inc.	8.000%	10/15/09	100	100
2	Martin Marietta Materials Inc.	0.641%	4/30/10	425	421
	Northrop Grumman Systems Corp.	7.125%	2/15/11	200	215
	Raytheon Co.	4.850%	1/15/11	695	724
	Roper Industries Inc.	6.625%	8/15/13	350	378
	Textron Financial Corp.	4.600%	5/3/10	270	269
	Textron Financial Corp.	5.400%	4/28/13	330	322
	Tyco International Finance SA	6.375%	10/15/11	235	253
	Tyco International Finance SA	4.125%	10/15/14	150	149
	Tyco International Finance SA	8.500%	1/15/19	400	486

	Communication (6.6%)
	America Movil SAB de CV	5.500%	3/1/14	500	521
	AT&T Corp.	7.300%	11/15/11	1,380	1,535
2	AT&T Inc.	0.572%	2/5/10	800	800
	AT&T Inc.	5.875%	2/1/12	500	545
	AT&T Inc.	6.700%	11/15/13	1,150	1,304
	AT&T Mobility LLC	6.500%	12/15/11	1,000	1,102
	British Telecommunications PLC	9.125%	12/15/10	2,080	2,234
	CBS Corp.	8.200%	5/15/14	500	546
5	Cellco Partnership / Verizon Wireless Capital
	LLC	3.750%	5/20/11	4,250	4,388
5	Cellco Partnership / Verizon Wireless Capital
	LLC	5.250%	2/1/12	450	482

5	Cellco Partnership / Verizon Wireless Capital
	LLC	7.375%	11/15/13	1,300	1,497
5	Cellco Partnership / Verizon Wireless Capital
	LLC	5.550%	2/1/14	50	54
	Comcast Corp.	5.850%	1/15/10	470	477
	Comcast Corp.	5.450%	11/15/10	775	807
	Comcast Corp.	5.500%	3/15/11	640	673
	Comcast Corp.	5.300%	1/15/14	800	856
	COX Communications Inc.	4.625%	1/15/10	500	504
	COX Communications Inc.	7.125%	10/1/12	100	112
	COX Communications Inc.	4.625%	6/1/13	100	104
	Deutsche Telekom International Finance BV	8.500%	6/15/10	525	550
	Deutsche Telekom International Finance BV	5.250%	7/22/13	200	212
	Deutsche Telekom International Finance BV	5.875%	8/20/13	735	799
5	DirecTV Holdings LLC / DirecTV Financing
	Co. Inc.	4.750%	10/1/14	300	301
	Embarq Corp.	6.738%	6/1/13	250	271
	France Telecom SA	7.750%	3/1/11	2,770	3,000
	France Telecom SA	4.375%	7/8/14	1,000	1,050
	New Cingular Wireless Services Inc.	7.875%	3/1/11	2,250	2,443
	New Cingular Wireless Services Inc.	8.125%	5/1/12	700	799
4	Nynex Corp.	9.550%	5/1/10	51	53
	Reed Elsevier Capital Inc.	7.750%	1/15/14	200	228
	Rogers Communications Inc.	7.250%	12/15/12	240	269
	Rogers Communications Inc.	6.375%	3/1/14	500	552
	Telecom Italia Capital SA	4.000%	1/15/10	1,000	1,007
	Telecom Italia Capital SA	4.875%	10/1/10	300	308
	Telecom Italia Capital SA	5.250%	11/15/13	500	526
	Telecom Italia Capital SA	6.175%	6/18/14	425	461
	Telecom Italia Capital SA	4.950%	9/30/14	400	415
	Telefonica Emisiones SAU	5.984%	6/20/11	2,860	3,047
	Telefonica Emisiones SAU	5.855%	2/4/13	1,150	1,252
	Telefonica Europe BV	7.750%	9/15/10	380	403
	Telefonos de Mexico SAB de CV	4.750%	1/27/10	430	432
	Thomson Reuters Corp.	5.950%	7/15/13	750	823
	Time Warner Cable Inc.	5.400%	7/2/12	1,100	1,175
	Time Warner Cable Inc.	6.200%	7/1/13	850	926
	Time Warner Cable Inc.	7.500%	4/1/14	475	546
	Verizon Communications Inc.	4.350%	2/15/13	600	631
	Verizon Communications Inc.	5.250%	4/15/13	1,900	2,056
	Verizon Communications Inc.	5.500%	2/15/18	475	496
	Verizon Global Funding Corp.	7.250%	12/1/10	740	788
	Verizon Global Funding Corp.	6.875%	6/15/12	415	462
	Verizon Global Funding Corp.	7.375%	9/1/12	300	342
5	Vivendi	5.750%	4/4/13	450	471
	Vodafone Group PLC	7.750%	2/15/10	702	720
	Vodafone Group PLC	5.500%	6/15/11	1,050	1,111
	Vodafone Group PLC	5.350%	2/27/12	690	738
	Vodafone Group PLC	5.000%	12/16/13	570	610
	Vodafone Group PLC	4.150%	6/10/14	250	256

	Consumer Cyclical (3.0%)
5	American Honda Finance Corp.	5.125%	12/15/10	520	535
5	American Honda Finance Corp.	4.625%	4/2/13	450	460
	AutoZone Inc.	6.500%	1/15/14	450	489
	Best Buy Co. Inc.	6.750%	7/15/13	350	374
4	CVS Caremark Corp.	6.302%	6/1/37	375	318
4,5	CVS Pass-Through Trust	6.117%	1/10/13	491	517

Daimler Finance North America LLC	4.875%	6/15/10	690	700
Daimler Finance North America LLC	8.000%	6/15/10	110	114
Daimler Finance North America LLC	5.875%	3/15/11	900	933
Daimler Finance North America LLC	7.300%	1/15/12	450	485
Daimler Finance North America LLC	6.500%	11/15/13	480	516
Darden Restaurants Inc.	5.625%	10/15/12	150	158
5 Harley-Davidson Funding Corp.	5.000%	12/15/10	200	199
5 Harley-Davidson Funding Corp.	5.250%	12/15/12	375	374
Historic TW Inc.	9.125%	1/15/13	350	409
JC Penney Corp. Inc.	8.000%	3/1/10	100	102
JC Penney Corp. Inc.	9.000%	8/1/12	510	554
Johnson Controls Inc.	5.250%	1/15/11	750	773
K Hovnanian Enterprises Inc.	6.250%	1/15/16	160	122
Lennar Corp.	5.125%	10/1/10	100	100
Lowe's Cos. Inc.	8.250%	6/1/10	200	210
Lowe's Cos. Inc.	5.600%	9/15/12	425	467
Macy's Retail Holdings Inc.	6.625%	4/1/11	385	387
Macy's Retail Holdings Inc.	5.350%	3/15/12	525	512
McDonald's Corp.	4.300%	3/1/13	300	317
MGM Mirage	6.750%	4/1/13	100	82
5 Nissan Motor Acceptance Corp.	4.625%	3/8/10	680	679
5 Nissan Motor Acceptance Corp.	5.625%	3/14/11	800	821
Nordstrom Inc.	6.750%	6/1/14	75	83
2 PACCAR Financial Corp.	0.490%	5/17/10	1,575	1,570
Staples Inc.	7.750%	4/1/11	100	108
Staples Inc.	7.375%	10/1/12	250	274
Target Corp.	5.875%	3/1/12	400	437
Target Corp.	5.125%	1/15/13	220	237
2 Time Warner Inc.	0.684%	11/13/09	500	500
Time Warner Inc.	6.875%	5/1/12	460	506
Viacom Inc.	4.375%	9/15/14	240	244
Wal-Mart Stores Inc.	4.250%	4/15/13	1,325	1,414
Wal-Mart Stores Inc.	3.200%	5/15/14	425	435
Walgreen Co.	4.875%	8/1/13	600	648
2 Walt Disney Co.	0.583%	7/16/10	450	450
Walt Disney Co.	5.700%	7/15/11	85	92
Walt Disney Co.	6.375%	3/1/12	35	39
Walt Disney Co.	4.500%	12/15/13	1,357	1,450
Western Union Co.	5.400%	11/17/11	800	855
Western Union Co.	6.500%	2/26/14	500	559
Yum! Brands Inc.	8.875%	4/15/11	200	218

Consumer Noncyclical (5.5%)
Abbott Laboratories	3.750%	3/15/11	150	156
Abbott Laboratories	5.600%	5/15/11	380	406
Abbott Laboratories	5.150%	11/30/12	1,150	1,261
Altria Group Inc.	8.500%	11/10/13	1,250	1,453
AmerisourceBergen Corp.	5.625%	9/15/12	260	278
Amgen Inc.	4.000%	11/18/09	750	753
5 Anheuser-Busch InBev Worldwide Inc.	7.200%	1/15/14	850	958
5 Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	300	321
AstraZeneca PLC	5.400%	9/15/12	350	384
AstraZeneca PLC	5.400%	6/1/14	240	265
Avon Products Inc.	5.625%	3/1/14	825	903
Baxter FinCo BV	4.750%	10/15/10	440	456
Becton Dickinson and Co.	7.150%	10/1/09	100	100
Biogen Idec Inc.	6.000%	3/1/13	895	952
Bristol-Myers Squibb Co.	5.250%	8/15/13	130	142

2 Cardinal Health Inc.	0.865%	10/2/09	425	425
Cardinal Health Inc.	5.500%	6/15/13	100	105
5 CareFusion Corp.	4.125%	8/1/12	120	123
5 CareFusion Corp.	5.125%	8/1/14	160	167
5 Cargill Inc.	5.200%	1/22/13	950	991
Clorox Co.	5.000%	3/1/13	75	80
Coca-Cola Co.	3.625%	3/15/14	500	521
Coca-Cola Enterprises Inc.	5.000%	8/15/13	500	541
Coca-Cola Enterprises Inc.	7.375%	3/3/14	350	411
Coca-Cola Enterprises Inc.	4.250%	3/1/15	100	105
Covidien International Finance SA	5.150%	10/15/10	420	436
Covidien International Finance SA	5.450%	10/15/12	150	163
Delhaize Group SA	5.875%	2/1/14	50	54
Diageo Capital PLC	5.200%	1/30/13	150	160
Express Scripts Inc.	5.250%	6/15/12	1,000	1,063
2 General Mills Inc.	0.635%	1/22/10	650	650
General Mills Inc.	5.650%	9/10/12	320	349
General Mills Inc.	5.250%	8/15/13	400	432
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	680	731
Hasbro Inc.	6.125%	5/15/14	200	217
Hershey Co.	5.300%	9/1/11	125	135
HJ Heinz Co.	5.350%	7/15/13	175	188
Hormel Foods Corp.	6.625%	6/1/11	100	107
2 Hospira Inc.	0.763%	3/30/10	300	299
Hospira Inc.	5.900%	6/15/14	150	162
Kellogg Co.	6.600%	4/1/11	775	831
Kellogg Co.	5.125%	12/3/12	230	250
Kellogg Co.	4.250%	3/6/13	350	370
Koninklijke Philips Electronics NV	4.625%	3/11/13	335	353
Kraft Foods Inc.	4.125%	11/12/09	1,025	1,029
Kraft Foods Inc.	5.625%	8/11/10	300	310
Kraft Foods Inc.	5.625%	11/1/11	600	641
Kraft Foods Inc.	6.250%	6/1/12	500	543
Kraft Foods Inc.	6.750%	2/19/14	400	451
Kroger Co.	6.750%	4/15/12	300	330
Kroger Co.	6.200%	6/15/12	315	344
Kroger Co.	5.000%	4/15/13	775	820
Kroger Co.	7.500%	1/15/14	375	433
McKesson Corp.	6.500%	2/15/14	220	241
Medco Health Solutions Inc.	6.125%	3/15/13	700	755
Medtronic Inc.	4.375%	9/15/10	200	207
Medtronic Inc.	4.500%	3/15/14	250	266
Merck & Co. Inc./NJ	1.875%	6/30/11	1,100	1,115
5 Miller Brewing Co.	5.500%	8/15/13	218	231
Molson Coors Capital Finance ULC	4.850%	9/22/10	150	155
Novartis Capital Corp.	4.125%	2/10/14	250	264
PepsiAmericas Inc.	5.625%	5/31/11	110	117
PepsiAmericas Inc.	4.375%	2/15/14	375	395
PepsiCo Inc./NC	4.650%	2/15/13	670	722
Pfizer Inc.	4.450%	3/15/12	1,980	2,101
Pfizer Inc.	5.350%	3/15/15	1,125	1,239
Philip Morris International Inc.	6.875%	3/17/14	315	359
Procter & Gamble Co.	4.600%	1/15/14	300	323
Procter & Gamble International Funding SCA	1.350%	8/26/11	500	502
Reynolds American Inc.	7.625%	6/1/16	75	80
5 Roche Holdings Inc.	4.500%	3/1/12	800	847
5 SABMiller PLC	6.200%	7/1/11	1,125	1,205
Safeway Inc.	4.950%	8/16/10	325	336

Safeway Inc.	6.250%	3/15/14	250	277
St. Jude Medical Inc.	3.750%	7/15/14	700	712
Sysco Corp.	4.200%	2/12/13	220	229
Unilever Capital Corp.	3.650%	2/15/14	600	622
Whirlpool Corp.	5.500%	3/1/13	325	331
Wyeth	6.950%	3/15/11	1,950	2,100
Wyeth	5.500%	3/15/13	550	599

Energy (2.3%)
Anadarko Finance Co.	6.750%	5/1/11	360	384
Anadarko Petroleum Corp.	5.750%	6/15/14	203	218
BP Capital Markets PLC	3.125%	3/10/12	400	414
BP Capital Markets PLC	5.250%	11/7/13	350	383
BP Capital Markets PLC	3.625%	5/8/14	1,250	1,292
Burlington Resources Finance Co.	6.500%	12/1/11	50	55
Canadian Natural Resources Ltd.	6.700%	7/15/11	200	216
Canadian Natural Resources Ltd.	5.150%	2/1/13	330	349
5 Cenovus Energy Inc.	4.500%	9/15/14	200	205
Chevron Corp.	3.450%	3/3/12	1,325	1,378
Conoco Funding Co.	6.350%	10/15/11	1,660	1,821
ConocoPhillips	8.750%	5/25/10	655	690
ConocoPhillips	9.375%	2/15/11	350	387
ConocoPhillips	4.750%	2/1/14	850	919
ConocoPhillips	4.600%	1/15/15	400	426
ConocoPhillips Canada Funding Co. I	5.300%	4/15/12	35	38
Devon Energy Corp.	5.625%	1/15/14	150	162
Devon Financing Corp. ULC	6.875%	9/30/11	890	969
EOG Resources Inc.	6.125%	10/1/13	275	308
Kerr-McGee Corp.	6.875%	9/15/11	925	1,000
Marathon Oil Corp.	6.125%	3/15/12	570	620
Nabors Industries Inc.	9.250%	1/15/19	220	261
Shell International Finance BV	4.000%	3/21/14	1,200	1,258
Transocean Inc.	5.250%	3/15/13	425	450
Valero Energy Corp.	6.875%	4/15/12	600	646
Weatherford International Inc.	5.950%	6/15/12	275	295
Weatherford International Ltd.	5.150%	3/15/13	525	554
XTO Energy Inc.	5.000%	8/1/10	700	721
XTO Energy Inc.	5.900%	8/1/12	650	702
XTO Energy Inc.	4.625%	6/15/13	215	222

Technology (2.6%)
Agilent Technologies Inc.	4.450%	9/14/12	1,750	1,776
Agilent Technologies Inc.	6.500%	11/1/17	200	206
Cisco Systems Inc.	5.250%	2/22/11	2,475	2,614
Computer Sciences Corp.	7.375%	6/15/11	750	801
Dell Inc.	3.375%	6/15/12	225	233
Dell Inc.	4.700%	4/15/13	235	251
Dun & Bradstreet Corp.	6.000%	4/1/13	600	622
Electronic Data Systems LLC	6.000%	8/1/13	800	894
Fiserv Inc.	6.125%	11/20/12	1,260	1,372
2 Hewlett-Packard Co.	0.359%	6/15/10	525	526
Hewlett-Packard Co.	2.250%	5/27/11	750	765
Hewlett-Packard Co.	2.950%	8/15/12	250	257
Hewlett-Packard Co.	4.500%	3/1/13	1,050	1,116
Hewlett-Packard Co.	6.125%	3/1/14	180	203
Hewlett-Packard Co.	4.750%	6/2/14	1,000	1,071
International Business Machines Corp.	4.950%	3/22/11	850	897
International Business Machines Corp.	4.750%	11/29/12	350	378

	Intuit Inc.	5.400%	3/15/12	200	211
	Lexmark International Inc.	5.900%	6/1/13	500	497
	Microsoft Corp.	2.950%	6/1/14	500	506
2	Oracle Corp.	0.510%	5/14/10	2,100	2,102
	Oracle Corp.	5.000%	1/15/11	560	587
	Oracle Corp.	4.950%	4/15/13	487	524
	Oracle Corp.	3.750%	7/8/14	375	389
	Xerox Corp.	6.875%	8/15/11	270	288
	Xerox Corp.	5.650%	5/15/13	100	104

	Transportation (1.0%)
	American Airlines Pass Through Trust 2001-
	01	6.817%	5/23/11	179	167
	American Airlines Pass Through Trust 2001-
	02	7.858%	10/1/11	360	359
4	American Airlines Pass Through Trust 2003-
	01	3.857%	7/9/10	146	141
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	100	109
	Canadian National Railway Co.	6.375%	10/15/11	170	186
4	Continental Airlines Inc.	6.900%	1/2/18	70	66
4	Continental Airlines Inc.	9.798%	4/1/21	170	136
	CSX Corp.	4.875%	11/1/09	125	125
	CSX Corp.	6.750%	3/15/11	400	428
	Delta Air Lines Inc.	7.570%	11/18/10	1,050	1,041
4	Delta Air Lines Inc.	6.821%	8/10/22	219	204
4	Delta Air Lines Inc.	8.021%	8/10/22	105	85
5	Erac USA Finance Co.	7.950%	12/15/09	235	236
5	Erac USA Finance Co.	8.000%	1/15/11	200	208
5	Erac USA Finance Co.	5.800%	10/15/12	250	257
	Greenbrier Cos. Inc.	8.375%	5/15/15	125	102
2,4	JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.674%	12/15/13	317	269
2	JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.719%	3/15/14	625	426
2	JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.890%	11/15/16	440	257
	Norfolk Southern Corp.	8.625%	5/15/10	230	241
	Norfolk Southern Corp.	6.750%	2/15/11	370	395
	Ryder System Inc.	6.000%	3/1/13	450	472
5	Southwest Airlines Co.	10.500%	12/15/11	625	688
	Union Pacific Corp.	3.625%	6/1/10	420	426

	Union Pacific Corp.	5.450%	1/31/13	100	107
					185,356
Utilities (4.1%)
	Electric (3.0%)
5	AES Panama SA	6.350%	12/21/16	200	188
	Alabama Power Co.	4.850%	12/15/12	160	174
	American Water Capital Corp.	6.085%	10/15/17	675	713
	Appalachian Power Co.	5.650%	8/15/12	380	410
	Carolina Power & Light Co.	6.500%	7/15/12	570	631
	Carolina Power & Light Co.	5.125%	9/15/13	190	206
	Commonwealth Edison Co.	6.150%	3/15/12	500	541
	Consolidated Edison Co. of New York Inc.	8.125%	5/1/10	130	135
	Consumers Energy Co.	4.000%	5/15/10	1,720	1,745
	Consumers Energy Co.	5.375%	4/15/13	340	365
4	Dominion Resources Inc./VA	6.300%	9/30/66	940	743

5	EDP Finance BV	5.375%	11/2/12	350	377
5	Enel Finance International SA	3.875%	10/7/14	800	798
	Entergy Arkansas Inc.	5.400%	8/1/13	240	260
	FirstEnergy Corp.	6.450%	11/15/11	11	12
	Florida Power Corp.	6.650%	7/15/11	100	109
	Florida Power Corp.	4.800%	3/1/13	180	193
5	FPL Energy Marcus Hook LP	7.590%	7/10/18	450	473
2	FPL Group Capital Inc.	1.173%	6/17/11	550	556
4	FPL Group Capital Inc.	6.350%	10/1/66	205	187
4,5	GWF Energy LLC	6.131%	12/30/11	103	107
5	Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	250	254
5	Israel Electric Corp. Ltd.	7.250%	1/15/19	50	54
	MidAmerican Energy Co.	5.650%	7/15/12	750	812
	Midamerican Energy Holdings Co.	3.150%	7/15/12	860	871
	National Rural Utilities Cooperative Finance
	Corp.	2.625%	9/16/12	660	665
	National Rural Utilities Cooperative Finance
	Corp.	5.500%	7/1/13	400	437
	Nevada Power Co.	8.250%	6/1/11	200	219
	Nevada Power Co.	6.500%	4/15/12	200	215
5	Niagara Mohawk Power Corp.	3.553%	10/1/14	120	121
	Northeast Utilities	7.250%	4/1/12	345	372
	Northeast Utilities	5.650%	6/1/13	550	564
	Northern States Power Co./MN	4.750%	8/1/10	200	207
	Northern States Power Co./MN	8.000%	8/28/12	525	610
	NSTAR	8.000%	2/15/10	200	205
	NSTAR Electric Co.	4.875%	10/15/12	130	141
	Ohio Power Co.	5.300%	11/1/10	370	384
	Oncor Electric Delivery Co.	5.950%	9/1/13	470	510
	Pacific Gas & Electric Co.	4.200%	3/1/11	725	750
	Pacific Gas & Electric Co.	6.250%	12/1/13	100	113
	Peco Energy Co.	5.950%	11/1/11	300	325
	Peco Energy Co.	5.600%	10/15/13	200	218
	Peco Energy Co.	5.000%	10/1/14	120	129
2	Pepco Holdings Inc.	0.986%	6/1/10	250	248
	PG&E Corp.	5.750%	4/1/14	300	328
4	PPL Capital Funding Inc.	6.700%	3/30/67	450	380
	PPL Electric Utilities Corp.	7.125%	11/30/13	120	138
	Progress Energy Inc.	7.100%	3/1/11	80	85
	Progress Energy Inc.	6.850%	4/15/12	800	880
	Progress Energy Inc.	6.050%	3/15/14	250	275
	PSEG Power LLC	5.000%	4/1/14	250	262
	Public Service Electric & Gas Co.	5.125%	9/1/12	155	167
	Sierra Pacific Power Co.	5.450%	9/1/13	240	253
	Southern California Edison Co.	7.625%	1/15/10	50	51
	Southern California Edison Co.	5.750%	3/15/14	300	334
	Southern Co.	4.150%	5/15/14	100	104
	Tampa Electric Co.	6.875%	6/15/12	470	518
	Tampa Electric Co.	6.375%	8/15/12	167	183
	Wisconsin Electric Power Co.	6.000%	4/1/14	150	167
	Wisconsin Energy Corp.	6.500%	4/1/11	850	907

	Natural Gas (1.1%)
	AGL Capital Corp.	7.125%	1/14/11	100	106
4	Enbridge Energy Partners LP	8.050%	10/1/37	105	95
	Energy Transfer Partners LP	5.650%	8/1/12	270	285
	Energy Transfer Partners LP	6.000%	7/1/13	440	468
	Enterprise Products Operating LLC	7.500%	2/1/11	600	639

	Enterprise Products Operating LLC	4.600%	8/1/12	500	521
	Enterprise Products Operating LLC	5.650%	4/1/13	775	819
	Enterprise Products Operating LLC	9.750%	1/31/14	250	300
4	Enterprise Products Operating LLC	8.375%	8/1/66	450	419
5	Gulf South Pipeline Co. LP	5.750%	8/15/12	520	549
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	100	106
5	NGPL Pipeco LLC	6.514%	12/15/12	900	989
	ONEOK Partners LP	8.875%	6/15/10	200	210
	ONEOK Partners LP	5.900%	4/1/12	200	212
	Plains All American Pipeline LP / PAA
	Finance Corp.	4.250%	9/1/12	360	370
5	Rockies Express Pipeline LLC	6.250%	7/15/13	250	273
	Southern Union Co.	6.089%	2/16/10	420	423
4	Southern Union Co.	7.200%	11/1/66	400	316
	TEPPCO Partners LP	5.900%	4/15/13	880	943

4	TransCanada PipeLines Ltd.	6.350%	5/15/67	175	153
					30,575
Total Corporate Bonds (Cost $420,793)					427,893
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
5	Abu Dhabi National Energy Co.	5.620%	10/25/12	200	210
5	Abu Dhabi National Energy Co.	5.875%	10/27/16	350	352
5	Emirate of Abu Dhabi	5.500%	4/8/14	80	85
	Export-Import Bank of Korea	5.500%	10/17/12	400	408
5	Gaz Capital SA	6.212%	11/22/16	250	240
2	Governor & Co. of the Bank of Ireland	0.342%	12/18/09	1,400	1,393
5	Hana Bank	6.500%	4/9/12	120	126
5	Industrial Bank Of Korea	7.125%	4/23/14	150	163
	Korea Development Bank/Republic of Korea	5.300%	1/17/13	450	456
5	MDC-GMTN B.V.	5.750%	5/6/14	400	423
	Petrobras International Finance Co.	9.125%	7/2/13	125	150
4,5	Petroleum Co. of Trinidad & Tobago Ltd.	6.000%	5/8/22	150	139
4,5	Petroleum Export Ltd.	4.623%	6/15/10	117	115
4,5	Petroleum Export Ltd.	5.265%	6/15/11	105	100
5	Petronas Capital Ltd.	7.000%	5/22/12	100	110
4,5	PF Export Receivables Master Trust	3.748%	6/1/13	140	136
4,5	PF Export Receivables Master Trust	6.436%	6/1/15	264	277
5	Qatar Govt International Bond	5.150%	4/9/14	100	105
4,5	Qatar Petroleum	5.579%	5/30/11	222	230
4,5	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	300	301
5	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	175	186
5	TDIC FINANCE LTD.	6.500%	7/2/14	400	432
5	TransCapitalInvest Ltd. for OJSC AK
	Transneft	5.670%	3/5/14	575	559
Total Sovereign Bonds (Cost $6,576)					6,696
Taxable Municipal Bonds (0.4%)
	Duke University	4.200%	4/1/14	180	190
	Florida Hurricane Catastrophe Fund Finance
	Corp. Rev.	1.023%	10/15/12	1,090	1,016
	Howard Hughes Medical Institute	3.450%	9/1/14	150	154

4 Louisiana Public Facs. Auth. Systems Rev.	4.500%	2/1/14	1,231	1,307
New York City NY IDA Special Fac. Rev.

(American Airlines Inc. J.F.K International
Project)	7.500%	8/1/16	75	76
Total Taxable Municipal Bonds (Cost $2,723)				2,743

Tax-Exempt Municipal Bonds (0.2%)
California (0.2%)
California GO CP	0.800%	10/6/09 LOC	215	215
California GO CP	0.650%	10/7/09 LOC	409	409
California GO CP	0.700%	10/7/09	150	150
California GO CP	0.750%	10/8/09 LOC	174	174
California GO CP	0.850%	10/29/09	200	200
California GO CP	0.850%	10/29/09 LOC	100	100
California GO CP	1.250%	11/4/09	500	500
				1,748
Total Tax-Exempt Municipal Bonds (Cost $1,748)				1,748

			Shares
Convertible Preferred Stock (0.0%)
Consumer Discretionary (0.0%)
6 Lehman Brothers Holdings Inc. Pfd. (Cost $700)			700	4
Preferred Stocks (0.5%)
Aspen Insurance Holdings Ltd. Pfd.	7.401%		5,950	121
Federal National Mortgage Assn. Pfd.	5.948%		21,600	31
Goldman Sachs Group Inc. Pfd.	6.050%		26,000	489
Santander Finance Preferred SA Unipersonal
Pfd.	6.800%		7,084	192
Southern California Edison Co. Pfd.	5.350%		31,080	2,469
Total Preferred Stocks (Cost $4,604)				3,302
Temporary Cash Investment (12.0%)
Money Market Fund (12.0%)
8 Vanguard Market Liquidity Fund (Cost $88,891)	0.267%	88,890,998		88,891
Total Investments (100.0%) (Cost $733,380)				739,204
Other Assets and Liabilities-Net (0.0%)				294
Net Assets (100%)				739,498

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.

2 Adjustable-rate security.

3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities was $80,742,000, representing 10.9% of net assets.

6 Non-income-producing security--security in default.

7 Securities with a value of $838,000 have been segregated as initial margin for open futures contracts.

8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CP—Commercial Paper. GO—General Obligation Bond. IDA—Industrial Development Authority Bond. REIT—Real Estate Investment Trust.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices

Vanguard Short-Term Investment-Grade Portfolio

taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2009, the cost of investment securities for tax purposes was $734,866,000. Net unrealized appreciation of investment securities for tax purposes was $4,338,000, consisting of unrealized gains of $20,507,000 on securities that had risen in value since their purchase and $16,169,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value (Depreciation)
5-Year United States Treasury Note/Bond	December 2009	(548)	63,619	(473)
2-Year United States Treasury Note/Bond	December 2009	191	41,441	69
10-Year United States Treasury Note/Bond	December 2009	(27)	3,195	(48)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The portfolio may invest in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific bond issuer. The portfolio has sold credit protection through credit default swaps, to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional

Vanguard Short-Term Investment-Grade Portfolio

par amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed upon valuation procedure.

The portfolio has also entered into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The portfolio is subject to credit risk through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the portfolio receives the total return (either receiving the increase or paying the decrease) on the CMBS index, applied to a notional principal amount. In return, the portfolio agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the portfolio invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, a master netting arrangement between the portfolio and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At September 30,2009, the portfolio had the following open swap contracts:

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid) (Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Burlington Northern/Baa1	6/20/12	DBAG	400	—	0.40	1
Johnson & Johnson/Aaa	9/20/12	GSCM	410	—	0.07	(2)
Johnson & Johnson/Aaa	9/20/12	UBSAG	160	—	0.08	(1)

Vanguard Short-Term Investment-Grade Portfolio

Lloyds TBS Bank/Aa3	6/20/14	DBAG	300	—	1.55	7

Credit Protection Purchased
AT&T Inc.	6/20/13	GSCM	300	—	(1.04)	(5)
Banco Santander	6/20/14	BOANA	460	—	(1.68)	(14)
BBVA Senior Finance	6/20/14	DBAG	300	—	(0.95)	(2)
Citigroup Inc.	6/20/14	BOANA	1,120	(48)	(5.00)	(199)
Merrill Lynch	9/20/13	BOANA	300	—	(2.90)	(17)

						(232)

1	BOANA—Bank of America, N.A. DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA. UBSAG—UBS AG.

Interest Rate Swaps
			Fixed	Floating
			Interest Rate	Interest Rate	Unrealized
		Notional	Received	Received	Appreciation
		Amount	(Paid)	(Paid)	(Depreciation)
Termination Date	Counterparty[1]	($000)	(%)	(%)	($000)
5/18/10	BARC	1,100	2.55	(0.43)[2]	15
6/15/10	BOANA	75	0.41	(0.24)[3]	-
8/15/10	JPMC	12,000	4.04	(0.44)[2]	362
9/30/10	BARC	2,273	3.44	(0.28)[2]	64
11/6/10	BARC	1,104	1.35	(0.25)[3]	9
11/6/10	BARC	2,204	1.35	(0.25)[3]	17
11/6/10	GSCM	2,204	1.36	(0.25)[3]	17
11/6/10	WFC	2,204	1.36	(0.25)[3]	17
11/15/10	GSCM	70	0.63	(0.24)[3]	-
11/15/10	WFC	650	0.99	(0.24)[3]	3
11/15/10	WFC	700	1.08	(0.24)[3]	3
12/15/10	WFC	450	1.02	(0.24)[3]	2
1/18/11	BOANA	170	0.74	(0.24)[3]	-
4/15/11	BOANA	600	1.05	(0.24)[3]	1
5/15/11	BOANA	2,900	1.56	(0.24)[3]	26
5/16/11	BOANA	100	0.94	(0.24)[3]	-
5/16/11	WFC	80	0.98	(0.24)[3]	-
5/16/11	JPMC	80	1.09	(0.24)[3]	-
6/15/11	WFC	25	1.32	(0.24)[3]	-
6/15/11	GSCM	175	1.32	(0.24)[3]	1

Vanguard Short-Term Investment-Grade Portfolio

7/15/11	GSCM	80	1.09	(0.24)[3]	-
7/15/11	WFC	200	1.30	(0.24)[3]	1
7/15/11	JPMC	375	1.29	(0.24)[3]	1
7/15/11	GSCM	400	1.30	(0.24)[3]	1
7/15/11	WFC	400	1.32	(0.24)[3]	2
7/15/11	BARC	2,500	1.20	(0.24)[3]	5
8/15/11	GSCM	10	1.58	(0.44)[2]	-
9/15/11	WFC	150	1.41	(0.24)[3]	1
9/15/11	BARC	385	1.40	(0.24)[3]	1
10/6/11	WFC	1,808	1.72	(0.25)[3]	17
10/6/11	BARC	1,808	1.72	(0.25)[3]	17
10/15/11	WFC	125	1.51	(0.24)[3]	1
11/15/11	WFC	30	1.50	(0.24)[3]	-
11/15/11	GSCM	289	1.36	(0.24)[3]	-
11/15/11	WFC	350	1.48	(0.24)[3]	1
12/6/11	WFC	4,173	2.02	(0.31)[2]	55
2/6/12	WFC	1,500	1.49	(0.26)[3]	1
2/15/12	BOANA	1,000	1.77	(0.24)[3]	7
3/6/12	GSCM	1,350	1.50	(0.24)[3]	-
4/15/12	GSCM	230	1.54	(0.24)[3]	-
5/15/12	GSCM	1,300	1.90	(0.24)[3]	10
6/15/12	BARC	80	1.68	(0.25)[3]	-
7/15/12	GSCM	1,000	1.73	(0.24)[3]	1
8/15/12	WFC	2,050	1.85	(0.24)[3]	5
8/20/12	WFC	700	1.77	(0.25)[3]	-
9/6/12	BOANA	2,045	2.07	(0.25)[3]	16
9/6/12	GSCM	2,045	2.07	(0.25)[3]	16
10/15/12	WFC	130	1.80	(0.24)[3]	-
			1.76	(0.25)
10/20/12	BARC	500		3	(1)
			2.04	(0.25)
10/20/12	BARC	1,100		3	6
			2.45	(0.25)
10/22/12	BOANA	300		3	5
			1.93	(0.25)
11/7/12	WFC	220		3	-
			1.90	(0.24)
11/15/12	WFC	175		3	-
			1.95	(0.24)
11/15/12	BARC	300		3	1
12/6/12	BARC	1,900	2.33	(0.31)	20

Vanguard Short-Term Investment-Grade Portfolio

				2
			2.21	(0.30)
12/15/12	BOANA	2,490		2	16
			1.99	(0.29)
12/17/12	WFC	500		2	-
			2.26	(0.29)
12/17/12	WFC	400		2	3
			2.03	(0.24)
12/17/12	BOANA	2,000		3	6
			1.96	(0.24)
2/15/13	WFC	100		3	-
			2.10	(0.24)
3/15/13	WFC	55		3	-
3/15/13	WFC	200	2.17	(0.24)[3]	1
			2.38	(0.24)
3/15/13	BARC	250		3	3
			2.35	(0.24)
6/15/13	GSCM	225		3	2
			2.19	(0.24)
7/15/13	BOANA	1,400		3	1
7/15/13	BARC	100	2.53	(0.24)[3]	1
			2.33	(0.30)
9/15/13	WFC	1,000		2	1
			2.29	(0.30)
9/16/13	GSCM	400		2	-
			2.17	(0.24)
11/17/13	JPMC	175		3	(1)
			2.58	(0.36)
12/1/13	GSCM	1,020		2	8
			2.58	(0.36)
12/1/13	WFC	2,923		2	24
			2.58	(0.36)
12/1/13	GSCM	2,923		2	24
			2.45	(0.25)
3/6/14	GSCM	3,074		3	6
3/15/14	WFC	400	2.66	(0.24)[3]	4
			2.30	(0.24)
5/15/14	GSCM	75		3	(1)
			2.68	(0.24)
8/15/14	WFC	2,100		3	13
8/15/16	GSCM	280	3.03	(0.24)[3]	-
			3.37	(0.30)
12/15/16	WFC	500		2	8
			3.37	(0.24)
2/15/17	WFC	1,700		3	31

Vanguard Short-Term Investment-Grade Portfolio

2/15/17	GSCM	1,770	3.43	(0.24)[3]	39
916

1 BARC—Barclays Bank PLC.
BOANA—Bank of America, N.A.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
WFC—Wachovia Bank N.A.
2 Based on 3-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 1-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Total Return Swaps
				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Lehman Commercial Mortgage Backed
AAA Index	11/1/09	BARC	2,000	(0.26%)	340
1 BARC—Barclays Bank PLC.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

At September 30, 2009, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

Mortgage Dollar Rolls: The portfolio has entered into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Vanguard Short-Term Investment-Grade Portfolio

The following table summarizes the portfolio's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	39,933	—
Asset Backed/Commercial Mortgage Backed Securities	—	167,994	—
Corporate Bonds	—	427,893	—
Sovereign Bonds	—	6,696	—
Taxable Municipal Bonds	—	2,743	—
Tax-Exempt Municipal Bonds	—	1,748	—
Convertible Preferred Stocks	4	—	—
Preferred Stocks	3,302	—	—
Temporary Cash Investments	88,891	—	—
Futures Contracts—Assets[1]	17	—	—
Futures Contracts—Liabilities[1]	(82)	—	—
Swap Contracts—Assets	—	1,267	—
Swap Contracts—Liabilities	—	(243)	—
Total	92,132	648,0321	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Vanguard High Yield Portfolio

Schedule of Investments
As of September 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (2.7%)
U.S. Government Securities (2.7%)
	United States Treasury Note/Bond	4.000%	11/15/12	2,520	2,717
	United States Treasury Note/Bond	4.250%	8/15/13	2,500	2,727
	United States Treasury Note/Bond	2.250%	5/31/14	3,000	3,009
Total U.S. Government and Agency Obligations (Cost $8,080)					8,453
Corporate Bonds (94.1%)
Finance (8.2%)
	Banking (5.1%)
	BAC Capital Trust XI	6.625%	5/23/36	2,805	2,342
	Bank of America NA	5.300%	3/15/17	2,895	2,799
	BankAmerica Capital II	8.000%	12/15/26	410	390
	Capital One Capital V	10.250%	8/15/39	1,420	1,579
1	Citigroup Capital XXI	8.300%	12/21/57	3,425	3,014
	Citigroup Inc.	5.000%	9/15/14	1,740	1,660
	Citigroup Inc.	5.500%	2/15/17	2,730	2,556
	Goldman Sachs Group Inc.	6.750%	10/1/37	970	1,002
	NB Capital Trust IV	8.250%	4/15/27	750	735

	Finance Companies (1.2%)
	CIT Group Funding Co. of Delaware LLC	5.200%	6/1/15	1,250	975
	CIT Group Inc.	4.125%	11/3/09	300	243
	CIT Group Inc.	5.800%	7/28/11	290	197
	CIT Group Inc.	7.625%	11/30/12	275	179
	CIT Group Inc.	5.000%	2/13/14	410	258
	CIT Group Inc.	5.125%	9/30/14	186	117
^	CIT Group Inc.	5.000%	2/1/15	1,170	726
	CIT Group Inc.	5.400%	1/30/16	600	372
	CIT Group Inc.	5.850%	9/15/16	284	173
	CIT Group Inc.	5.650%	2/13/17	800	488
2	GMAC Inc.	8.000%	11/1/31	128	105

	Insurance (1.6%)
	Coventry Health Care Inc.	6.125%	1/15/15	235	225
1	Hartford Financial Services Group Inc.	8.125%	6/15/38	1,800	1,564
2	MetLife Capital Trust IV	7.875%	12/15/37	975	933
2	MetLife Capital Trust X	9.250%	4/8/68	700	752
	Provident Cos. Inc.	7.000%	7/15/18	805	772
	Unum Group	7.125%	9/30/16	180	182
	Unum Group	6.750%	12/15/28	585	459
	Unum Group	7.375%	6/15/32	175	127

	Other Finance (0.3%)
	Lender Processing Services Inc.	8.125%	7/1/16	860	892
					25,816
Industrial (76.5%)
	Basic Industry (9.9%)
	Arch Western Finance LLC	6.750%	7/1/13	2,245	2,209
2	Ashland Inc.	9.125%	6/1/17	690	742
[3,4] Calpine Corp. Bank Loan		3.475%	3/29/14	1,664	1,510

	Cascades Inc.	7.250%	2/15/13	295	290
[3,4] CIT Group Inc. Bank Loan		13.000%	1/18/12	710	738
3	First Data Corp.	0.000%	9/24/14	255	219
[3,4] First Data TLB-1 Bank Loan		0.000%	9/24/14	1,545	1,329
	Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	1,080	1,147
	Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	2,845	3,023
[3,4] Freescale Semiconductor Inc Bank Loan		2.011%	12/1/13	180	142
[3,4] Freescale Semiconductor Inc Bank Loan		2.011%	12/1/13	605	478
[3,4] Freescale Semiconductor Inc Bank Loan		2.011%	12/1/13	355	280
[3,4] Freescale Semiconductor Inc Bank Loan		2.011%	12/1/13	75	59
[3,4] Freescale Semiconductor Inc Bank Loan		2.011%	12/1/13	750	592
[3,4] Freescale Semiconductor Inc Bank Loan		2.011%	12/1/13	182	144
	Georgia-Pacific LLC	8.125%	5/15/11	945	978
2	Georgia-Pacific LLC	7.125%	1/15/17	2,290	2,221
	Georgia-Pacific LLC	8.000%	1/15/24	550	545
	International Paper Co.	7.950%	6/15/18	1,120	1,214
	Methanex Corp.	8.750%	8/15/12	725	740
	Mosaic Global Holdings Inc.	7.300%	1/15/28	640	620
	Neenah Paper Inc.	7.375%	11/15/14	810	638
	Novelis Inc./GA	7.250%	2/15/15	2,645	2,275
[3,4] Rite Aid Bank Loan		9.500%	6/15/15	675	695
	Teck Resources Ltd.	9.750%	5/15/14	545	601
	Teck Resources Ltd.	10.750%	5/15/19	740	859
	Teck Resources Ltd.	6.125%	10/1/35	920	790
	United States Steel Corp.	6.050%	6/1/17	465	434
	United States Steel Corp.	7.000%	2/1/18	2,370	2,240
2	Vedanta Resources PLC	8.750%	1/15/14	275	272
2	Vedanta Resources PLC	9.500%	7/18/18	2,185	2,139
	Weyerhaeuser Co.	7.375%	10/1/19	570	567
	Weyerhaeuser Co.	7.375%	3/15/32	400	354

	Capital Goods (4.4%)
	Alliant Techsystems Inc.	6.750%	4/1/16	715	690
	Ball Corp.	7.125%	9/1/16	105	108
	Ball Corp.	6.625%	3/15/18	520	504
	Ball Corp.	7.375%	9/1/19	145	149
2	Case New Holland Inc.	7.750%	9/1/13	695	693
	Case New Holland Inc.	7.125%	3/1/14	1,810	1,774
	Crown Americas LLC / Crown Americas
	Capital Corp.	7.750%	11/15/15	1,060	1,081
	L-3 Communications Corp.	6.375%	10/15/15	450	455
	Owens Corning	6.500%	12/1/16	815	794
	Owens Corning	9.000%	6/15/19	1,225	1,323
	Owens-Brockway Glass Container Inc.	8.250%	5/15/13	85	87
	Owens-Brockway Glass Container Inc.	7.375%	5/15/16	95	97
2	Spirit Aerosystems Inc.	7.500%	10/1/17	180	179
	Textron Financial Corp.	5.125%	11/1/10	140	140
	Textron Financial Corp.	5.125%	2/3/11	145	145
	Textron Financial Corp.	5.400%	4/28/13	1,215	1,185
	TransDigm Inc.	7.750%	7/15/14	275	272
2	TransDigm Inc.	7.750%	7/15/14	470	456
	United Rentals North America Inc.	6.500%	2/15/12	2,905	2,920
2	United Rentals North America Inc.	10.875%	6/15/16	810	865

	Communication (19.3%)
2	Cablevision Systems Corp.	8.625%	9/15/17	1,040	1,071
5	CanWest Media Inc.	8.000%	9/15/12	2,075	1,629

2	CC Holdings GS V LLC/Crown Castle GS III
	Corp.	7.750%	5/1/17	480	499
6	CCO Holdings LLC / CCO Holdings Capital
	Corp.	8.750%	11/15/13	550	558
2,3,Charter Communications Operating LLC /
7 Charter Communications Operating Capital		10.000%	4/30/12	1,980	2,000
[2,7] Charter Communications Operating LLC /
	Charter Communications Operating Capital	10.375%	4/30/14	2,880	2,909
	Cincinnati Bell Inc.	8.250%	10/15/17	1,375	1,356
	Cricket Communications Inc.	9.375%	11/1/14	1,680	1,705
	Cricket Communications Inc.	10.000%	7/15/15	270	279
2	Cricket Communications Inc.	7.750%	5/15/16	520	528
	CSC Holdings Inc./United States	7.625%	4/1/11	190	198
	CSC Holdings Inc./United States	6.750%	4/15/12	850	879
2	CSC Holdings Inc./United States	8.500%	4/15/14	635	668
	CSC Holdings Inc./United States	7.875%	2/15/18	1,190	1,220
	CSC Holdings Inc./United States	7.625%	7/15/18	2,485	2,528
2	CSC Holdings Inc./United States	8.625%	2/15/19	895	949
	DirecTV Holdings LLC / DirecTV Financing
	Co. Inc.	6.375%	6/15/15	265	269
	DirecTV Holdings LLC / DirecTV Financing
	Co. Inc.	7.625%	5/15/16	1,105	1,184
	Frontier Communications Corp.	9.250%	5/15/11	1,805	1,967
	Frontier Communications Corp.	8.250%	5/1/14	1,855	1,911
	Frontier Communications Corp.	8.125%	10/1/18	1,800	1,822
	GCI Inc.	7.250%	2/15/14	1,410	1,325
	Intelsat Corp.	9.250%	8/15/14	2,025	2,076
	Intelsat Jackson Holdings Ltd.	9.500%	6/15/16	295	311
	Intelsat Ltd.	7.625%	4/15/12	1,000	970
	Intelsat Ltd.	6.500%	11/1/13	1,245	1,152
	Intelsat Subsidiary Holding Co. Ltd.	8.500%	1/15/13	1,635	1,664
2	Intelsat Subsidiary Holding Co. Ltd.	8.875%	1/15/15	505	517
	Interpublic Group of Cos. Inc.	6.250%	11/15/14	700	658
2	Interpublic Group of Cos. Inc.	10.000%	7/15/17	850	918
	Lamar Media Corp.	7.250%	1/1/13	330	325
	Lamar Media Corp.	6.625%	8/15/15	530	493
	Liberty Media LLC	5.700%	5/15/13	2,438	2,316
	Liberty Media LLC	8.500%	7/15/29	270	224
	Liberty Media LLC	8.250%	2/1/30	1,230	1,009
	Mediacom Broadband LLC / Mediacom
	Broadband Corp.	8.500%	10/15/15	1,325	1,338
6	Medianews Group Inc.	6.875%	10/1/13	745	—
	MetroPCS Wireless Inc.	9.250%	11/1/14	875	895
	MetroPCS Wireless Inc.	9.250%	11/1/14	1,790	1,830
1	Quebecor Media Inc.	7.750%	3/15/16	1,200	1,191
	Quebecor Media Inc.	7.750%	3/15/16	1,340	1,330
	Qwest Capital Funding Inc.	7.900%	8/15/10	360	366
	Qwest Capital Funding Inc.	7.250%	2/15/11	1,075	1,075
	Qwest Communications International Inc.	7.250%	2/15/11	190	191
	Qwest Communications International Inc.	7.500%	2/15/14	1,000	985
2	Qwest Communications International Inc.	8.000%	10/1/15	550	547
	Qwest Corp.	8.875%	3/15/12	2,350	2,462
	Qwest Corp.	7.500%	10/1/14	440	445
	Qwest Corp.	6.875%	9/15/33	550	448
2	SBA Telecommunications Inc.	8.000%	8/15/16	325	333
2	SBA Telecommunications Inc.	8.250%	8/15/19	325	335
	Sprint Capital Corp.	7.625%	1/30/11	1,300	1,329
	Sprint Capital Corp.	6.900%	5/1/19	680	615

	Sprint Nextel Corp.	6.000%	12/1/16	891	784
2	Videotron Ltee	9.125%	4/15/18	275	298
	Videotron Ltee	9.125%	4/15/18	420	455
2	Wind Acquisition Finance SA	11.750%	7/15/17	1,575	1,788
	Windstream Corp.	8.125%	8/1/13	435	449
	Windstream Corp.	8.625%	8/1/16	500	511
2	Windstream Corp.	7.875%	11/1/17	305	304
	Windstream Corp.	7.000%	3/15/19	250	235

	Consumer Cyclical (12.3%)
	AMC Entertainment Inc.	8.000%	3/1/14	720	693
	AMC Entertainment Inc.	8.750%	6/1/19	1,245	1,285
	Corrections Corp. of America	6.250%	3/15/13	345	341
	Corrections Corp. of America	6.750%	1/31/14	265	262
3	Ford Motor Credit Co.	3.250%	12/15/13	270	238
3	Ford Motor Credit Co.	3.510%	12/15/13	4,131	3,635
	Ford Motor Credit Co. LLC	7.000%	10/1/13	3,345	3,144
	Ford Motor Credit Co. LLC	8.000%	12/15/16	950	879
	Goodyear Tire & Rubber Co.	7.857%	8/15/11	195	199
	Goodyear Tire & Rubber Co.	8.625%	12/1/11	600	623
	Goodyear Tire & Rubber Co.	10.500%	5/15/16	275	300
	Host Hotels & Resorts LP	7.000%	8/15/12	605	607
	Host Hotels & Resorts LP	7.125%	11/1/13	2,045	2,017
	Host Hotels & Resorts LP	6.875%	11/1/14	1,290	1,264
	Host Hotels & Resorts LP	6.750%	6/1/16	360	347
	Macy's Retail Holdings Inc.	5.350%	3/15/12	1,020	994
	Macy's Retail Holdings Inc.	5.900%	12/1/16	930	856
	Macy's Retail Holdings Inc.	7.450%	7/15/17	735	706
	Macy's Retail Holdings Inc.	6.700%	7/15/34	135	108
	Marquee Holdings Inc.	9.505%	8/15/14	1,095	906
	MGM Mirage	8.500%	9/15/10	1,420	1,406
	MGM Mirage	6.750%	9/1/12	1,270	1,086
2	MGM Mirage	10.375%	5/15/14	455	488
	MGM Mirage	6.625%	7/15/15	260	201
2	MGM Mirage	11.125%	11/15/17	515	568
2	QVC Inc.	7.500%	10/1/19	1,225,000	1,228
[1,2] Rite Aid Corp.		9.750%	6/12/16	720	776
	Rite Aid Corp.	10.375%	7/15/16	1,100	1,086
	Rite Aid Corp.	7.500%	3/1/17	640	571
	Royal Caribbean Cruises Ltd.	11.875%	7/15/15	750	838
	Seneca Gaming Corp.	7.250%	5/1/12	815	760
	Service Corp. International/US	7.375%	10/1/14	430	432
	Service Corp. International/US	6.750%	4/1/16	715	702
	Service Corp. International/US	7.000%	6/15/17	1,235	1,204
	Service Corp. International/US	7.625%	10/1/18	940	949
	Tenneco Inc.	10.250%	7/15/13	741	763
2	TRW Automotive Inc.	7.000%	3/15/14	2,635	2,424
2	TRW Automotive Inc.	7.250%	3/15/17	1,230	1,089
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	6.625%	12/1/14	1,510	1,434
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	6.625%	12/1/14	1,160	1,093

	Consumer Noncyclical (14.0%)
2	ACCO Brands Corp.	10.625%	3/15/15	270	282
	ARAMARK Corp.	8.500%	2/1/15	2,865	2,894
	Bio-Rad Laboratories Inc.	7.500%	8/15/13	195	200
	Bio-Rad Laboratories Inc.	6.125%	12/15/14	290	282

2 Bio-Rad Laboratories Inc.	8.000%	9/15/16	355	368
Biomet Inc.	10.000%	10/15/17	1,685	1,799
Biomet Inc.	11.625%	10/15/17	480	523
CHS/Community Health Systems Inc.	8.875%	7/15/15	3,390	3,475
Constellation Brands Inc.	7.250%	9/1/16	1,780	1,784
Constellation Brands Inc.	7.250%	5/15/17	730	728
3 Elan Finance PLC/Elan Finance Corp.	4.440%	11/15/11	870	848
Elan Finance PLC/Elan Finance Corp.	7.750%	11/15/11	1,465	1,494
Elan Finance PLC/Elan Finance Corp.	8.875%	12/1/13	1,390	1,404
2 Elan Finance PLC/Elan Finance Corp.	8.750%	10/15/16	965	955
HCA Inc./DE	5.750%	3/15/14	260	231
HCA Inc./DE	6.375%	1/15/15	2,390	2,109
HCA Inc./DE	6.500%	2/15/16	890	792
HCA Inc./DE	9.250%	11/15/16	3,545	3,643
2 HCA Inc./DE	9.875%	2/15/17	1,655	1,763
2 HCA Inc./DE	8.500%	4/15/19	665	692
HCA Inc./DE	7.690%	6/15/25	130	105
IASIS Healthcare LLC / IASIS Capital Corp.	8.750%	6/15/14	550	551
Omnicare Inc.	6.125%	6/1/13	70	67
Omnicare Inc.	6.750%	12/15/13	490	474
Omnicare Inc.	6.875%	12/15/15	445	425
Reynolds American Inc.	7.300%	7/15/15	1,040	1,082
Smithfield Foods Inc.	8.000%	10/15/09	320	320
Smithfield Foods Inc.	7.000%	8/1/11	795	763
2 Smithfield Foods Inc.	10.000%	7/15/14	620	651
Smithfield Foods Inc.	7.750%	7/1/17	1,780	1,442
SUPERVALU Inc.	7.500%	5/15/12	400	412
SUPERVALU Inc.	7.500%	11/15/14	1,070	1,070
SUPERVALU Inc.	8.000%	5/1/16	375	388
Tenet Healthcare Corp.	7.375%	2/1/13	380	376
Tenet Healthcare Corp.	9.250%	2/1/15	315	329
2 Tenet Healthcare Corp.	9.000%	5/1/15	1,212	1,265
2 Tenet Healthcare Corp.	10.000%	5/1/18	762	838
2 Tenet Healthcare Corp.	8.875%	7/1/19	2,105	2,231
Tyson Foods Inc.	10.500%	3/1/14	775	878
Tyson Foods Inc.	7.850%	4/1/16	2,230	2,257
Ventas Realty LP / Ventas Capital Corp.	6.625%	10/15/14	710	687
Ventas Realty LP / Ventas Capital Corp.	7.125%	6/1/15	470	454
Ventas Realty LP / Ventas Capital Corp.	6.500%	6/1/16	705	684

Energy (10.4%)
2 Arch Coal Inc.	8.750%	8/1/16	410	423
Chesapeake Energy Corp.	9.500%	2/15/15	440	463
Chesapeake Energy Corp.	6.625%	1/15/16	1,020	964
Chesapeake Energy Corp.	6.875%	1/15/16	1,130	1,065
Chesapeake Energy Corp.	6.500%	8/15/17	1,915	1,767
Chesapeake Energy Corp.	6.250%	1/15/18	1,845	1,665
Encore Acquisition Co.	6.250%	4/15/14	150	140
Encore Acquisition Co.	6.000%	7/15/15	495	448
Encore Acquisition Co.	9.500%	5/1/16	505	533
Forest Oil Corp.	8.000%	12/15/11	400	406
Forest Oil Corp.	7.750%	5/1/14	350	343
Forest Oil Corp.	7.250%	6/15/19	950	891
Hornbeck Offshore Services Inc.	6.125%	12/1/14	1,055	979
2 Hornbeck Offshore Services Inc.	8.000%	9/1/17	510	505
Newfield Exploration Co.	6.625%	4/15/16	660	648
Newfield Exploration Co.	7.125%	5/15/18	1,590	1,588
Peabody Energy Corp.	6.875%	3/15/13	985	990

Peabody Energy Corp.	7.375%	11/1/16	1,930	1,952
Peabody Energy Corp.	7.875%	11/1/26	1,315	1,262
PetroHawk Energy Corp.	9.125%	7/15/13	365	375
2 Petrohawk Energy Corp.	10.500%	8/1/14	1,015	1,096
PetroHawk Energy Corp.	7.875%	6/1/15	810	806
2 Petroplus Finance Ltd.	6.750%	5/1/14	900	841
2 Petroplus Finance Ltd.	7.000%	5/1/17	1,850	1,683
Pioneer Natural Resources Co.	5.875%	7/15/16	990	910
Pioneer Natural Resources Co.	6.650%	3/15/17	1,875	1,779
Pioneer Natural Resources Co.	6.875%	5/1/18	1,235	1,175
Pioneer Natural Resources Co.	7.200%	1/15/28	345	298
Plains Exploration & Production Co.	7.750%	6/15/15	275	274
Plains Exploration & Production Co.	7.000%	3/15/17	440	419
Plains Exploration & Production Co.	7.625%	6/1/18	500	492
Pride International Inc.	7.375%	7/15/14	1,450	1,486
Range Resources Corp.	7.500%	10/1/17	550	549
2 SandRidge Energy Inc.	9.875%	5/15/16	190	198
2 SandRidge Energy Inc.	8.000%	6/1/18	1,055	1,021
Southwestern Energy Co.	7.500%	2/1/18	1,250	1,261
Whiting Petroleum Corp.	7.250%	5/1/12	520	520
Whiting Petroleum Corp.	7.250%	5/1/13	535	534
Whiting Petroleum Corp.	7.000%	2/1/14	75	74

Other Industrial (0.7%)
RBS Global Inc. / Rexnord LLC	9.500%	8/1/14	850	824
Virgin Media Finance PLC	9.500%	8/15/16	1,215	1,282

Technology (3.6%)
Affiliated Computer Services Inc.	5.200%	6/1/15	995	980
Flextronics International Ltd.	6.500%	5/15/13	244	242
Flextronics International Ltd.	6.250%	11/15/14	871	845
Freescale Semiconductor Inc.	8.875%	12/15/14	1,825	1,387
Iron Mountain Inc.	8.000%	6/15/20	435	439
Iron Mountain Inc.	8.375%	8/15/21	990	1,024
Jabil Circuit Inc.	7.750%	7/15/16	310	314
Jabil Circuit Inc.	8.250%	3/15/18	185	188
Seagate Technology HDD Holdings	6.375%	10/1/11	505	506
Seagate Technology HDD Holdings	6.800%	10/1/16	845	775
2 Seagate Technology International/Cayman
Islands	10.000%	5/1/14	1,320	1,465
Sensata Technologies BV	8.000%	5/1/14	385	359
Sungard Data Systems Inc.	9.125%	8/15/13	1,750	1,776
2 Unisys Corp.	12.750%	10/15/14	1,025	1,094

Transportation (1.9%)
3 Avis Budget Car Rental LLC/Avis Budget
Finance Inc.	2.940%	5/15/14	220	174
Avis Budget Car Rental LLC/Avis Budget
Finance Inc.	7.625%	5/15/14	1,100	1,001
Avis Budget Car Rental LLC/Avis Budget
Finance Inc.	7.750%	5/15/16	765	669
1 Continental Airlines Inc.	9.798%	4/1/21	835	668
Continental Airlines Inc.	6.903%	4/19/22	590	487
Hertz Corp.	8.875%	1/1/14	2,160	2,171
Hertz Corp.	10.500%	1/1/16	890	923
				240,560

Utilities (9.4%)
	Electric (7.9%)
2	AES Corp.	8.750%	5/15/13	589	600
	AES Corp.	7.750%	10/15/15	1,390	1,397
	AES Corp.	8.000%	10/15/17	540	547
	AES Corp.	8.000%	6/1/20	565	562
	Dynegy Holdings Inc.	8.375%	5/1/16	1,485	1,392
	Dynegy Holdings Inc.	7.750%	6/1/19	1,400	1,197
	Edison Mission Energy	7.500%	6/15/13	255	237
	Edison Mission Energy	7.000%	5/15/17	965	809
	Edison Mission Energy	7.200%	5/15/19	975	792
	Energy Future Holdings Corp.	5.550%	11/15/14	1,735	1,214
	Energy Future Holdings Corp.	6.500%	11/15/24	2,170	1,009
	Energy Future Holdings Corp.	6.550%	11/15/34	1,860	856
2	Intergen NV	9.000%	6/30/17	1,695	1,746
2	Ipalco Enterprises Inc.	7.250%	4/1/16	340	341
	KCP&L Greater Missouri Operations Co.	11.875%	7/1/12	270	313
	Mirant North America LLC	7.375%	12/31/13	1,915	1,901
	NRG Energy Inc.	7.250%	2/1/14	825	810
	NRG Energy Inc.	7.375%	2/1/16	2,605	2,527
	NRG Energy Inc.	7.375%	1/15/17	2,575	2,498
	RRI Energy Inc.	6.750%	12/15/14	1,727	1,770
	RRI Energy Inc.	7.875%	6/15/17	725	707
	Texas Competitive Electric Holdings Co. LLC	10.250%	11/1/15	2,475	1,745

	Natural Gas (1.5%)
	El Paso Corp.	12.000%	12/12/13	460	526
	El Paso Corp.	7.000%	6/15/17	805	791
	El Paso Corp.	7.250%	6/1/18	1,755	1,726
	Kinder Morgan Finance Co. ULC	5.700%	1/5/16	550	532
	Suburban Propane Partners LP/Suburban
	Energy Finance Corp.	6.875%	12/15/13	274	271
	Williams Partners LP / Williams Partners
	Finance Corp.	7.250%	2/1/17	375	368
	Williams Partners LP / Williams Partners
	Finance Corp.	7.500%	6/15/11	450	467
					29,651
Total Corporate Bonds (Cost $293,189)					296,027
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
2	Fresenius US Finance II Inc. (Cost $744)	9.000%	7/15/15	795	875
Temporary Cash Investments (2.5%)
Repurchase Agreement (2.3%)
	Goldman Sachs & Co.
	(Dated 9/30/09, Repurchase Value
	$7,200,000, collateralized by Federal
	National Mortgage Assn. 5.500%-6.500%,
	12/1/28-1/1/39)	0.050%	10/1/09	7,200	7,200

				Shares
Money Market Fund (0.2%)
[8,9] Vanguard Market Liquidity Fund		0.267%		715,000	715
Total Temporary Cash Investments (Cost $7,915)					7,915
Total Investments (99.6%) (Cost $309,928)					313,270
Other Assets and Liabilities-Net (0.4%)[9]					1,326
Net Assets (100%)					314,596

  Part of security position is on loan to broker-dealers. The total value of securities on loan is $691,000.

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities was $50,527,000, representing 16.1% of net assets.

3 Adjustable-rate security.

4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At September 30, 2009, the aggregate value of these securities was $5,967,000, representing 1.9% of net assets.

5 Non-income producing. Security failed to make scheduled interest payment in March, and September. Issuer received extension from creditors.

6 Non-income-producing security--security in default.

7 Issuer has filed for bankruptcy; however, no interest payments have been missed.

8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

9 Includes $715,000 of collateral received for securities on loan.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	8,453	—
Corporate Bonds	—	296,027	—
Sovereign Bonds	—	875	—
Temporary Cash Investments	715	7,200	—
Total	715	312,555	—

At September 30, 2009, the cost of investment securities for tax purposes was $309,928,000. Net unrealized appreciation of investment securities for tax purposes was $3,342,000, consisting of unrealized gains of $13,079,000 on securities that had risen in value since their purchase and $9,737,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Portfolio

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund-Equity Index Portfolio	26,803,649	533,661
Vanguard Extended Market Index Fund Investor Shares	3,642,470	114,373
Total Investments (100.0%) (Cost $791,678)		648,034
Other Assets and Liabilities-Net (0.0%)		(53)
Net Assets (100%)		647,981

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At September 30, 2009, the cost of investment securities for tax purposes was $791,678,000. Net unrealized depreciation of investment securities for tax purposes was $143,644,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2009, 100% of the portfolio's investments were valued based on Level 1 inputs.

Vanguard Vanguard Balanced Portfolio

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (66.2%)
Consumer Discretionary (3.7%)
Staples Inc.	387,200	8,991
Walt Disney Co.	269,200	7,392
Time Warner Inc.	243,166	6,998
Comcast Corp. Class A	354,875	5,994
Daimler AG	86,116	4,333
* Ford Motor Co.	526,750	3,798
* Viacom Inc. Class B	100,600	2,821
Honda Motor Co. Ltd. ADR	87,800	2,661
Home Depot Inc.	87,700	2,336
		45,324
Consumer Staples (6.2%)
Wal-Mart Stores Inc.	234,700	11,521
Nestle SA ADR	264,750	11,285
Procter & Gamble Co.	171,567	9,937
Philip Morris International Inc.	201,100	9,802
PepsiCo Inc./NC	147,400	8,646
Kimberly-Clark Corp.	128,200	7,561
Coca-Cola Co.	99,400	5,338
Walgreen Co.	134,600	5,043
SABMiller PLC	177,443	4,288
Unilever NV	114,100	3,293
		76,714
Energy (10.4%)
Chevron Corp.	294,500	20,742
Total SA ADR	319,212	18,916
Exxon Mobil Corp.	238,900	16,391
EnCana Corp.	198,072	11,411
Anadarko Petroleum Corp.	172,200	10,802
BP PLC ADR	190,600	10,146
XTO Energy Inc.	242,775	10,031
Marathon Oil Corp.	247,800	7,905
Baker Hughes Inc.	155,200	6,621
ConocoPhillips	117,370	5,300
Petroleo Brasileiro SA ADR	75,400	3,461
ENI SPA ADR	67,200	3,350
Schlumberger Ltd.	52,700	3,141
		128,217
Financials (11.5%)
Wells Fargo & Co.	726,700	20,478
JPMorgan Chase & Co.	380,648	16,680
MetLife Inc.	314,400	11,969
Muenchener Rueckversicherungs AG	66,403	10,584
ACE Ltd.	194,200	10,382
Bank of America Corp.	605,300	10,242
PNC Financial Services Group Inc.	160,500	7,799
State Street Corp.	139,000	7,311
* UBS AG	387,171	7,089
Goldman Sachs Group Inc.	35,800	6,600

Toronto-Dominion Bank	97,300	6,271
US Bancorp	248,200	5,426
HSBC Holdings PLC ADR	70,700	4,055
Marsh & McLennan Cos. Inc.	155,100	3,836
Morgan Stanley	122,800	3,792
SunTrust Banks Inc.	137,400	3,098
Aflac Inc.	66,400	2,838
Travelers Cos. Inc.	44,800	2,205
Chubb Corp.	36,700	1,850
Prudential Financial Inc.	7,600	379
		142,884
Health Care (9.9%)
Eli Lilly & Co.	426,600	14,091
Medtronic Inc.	328,700	12,096
Schering-Plough Corp.	413,600	11,684
Merck & Co. Inc./NJ	349,300	11,049
Pfizer Inc.	628,600	10,403
Johnson & Johnson	163,100	9,931
Bristol-Myers Squibb Co.	417,400	9,400
AstraZeneca PLC ADR	205,200	9,224
Wyeth	171,800	8,346
Teva Pharmaceutical Industries Ltd. ADR	154,000	7,786
UnitedHealth Group Inc.	264,300	6,618
Covidien PLC	113,100	4,893
Cardinal Health Inc.	161,500	4,328
Sanofi-Aventis SA ADR	64,223	2,373
		122,222
Industrials (8.0%)
Deere & Co.	250,900	10,769
Siemens AG	106,102	9,770
Lockheed Martin Corp.	117,700	9,190
FedEx Corp.	114,900	8,643
Honeywell International Inc.	195,100	7,248
Waste Management Inc.	235,700	7,029
United Parcel Service Inc. Class B	120,600	6,810
Canadian National Railway Co.	130,600	6,398
Illinois Tool Works Inc.	145,500	6,214
Caterpillar Inc.	113,300	5,816
Parker Hannifin Corp.	109,700	5,687
General Electric Co.	293,500	4,819
Raytheon Co.	82,500	3,957
General Dynamics Corp.	55,400	3,579
Mitsui & Co. Ltd.	164,000	2,134
ABB Ltd. ADR	58,500	1,172
		99,235
Information Technology (7.5%)
International Business Machines Corp.	181,900	21,757
Microsoft Corp.	448,300	11,607
Hewlett-Packard Co.	232,100	10,957
* Accenture PLC Class A	271,300	10,111
Texas Instruments Inc.	415,900	9,853
Automatic Data Processing Inc.	181,200	7,121
Intel Corp.	332,000	6,497
* Cisco Systems Inc.	253,100	5,958
Corning Inc.	335,500	5,137

	Taiwan Semiconductor Manufacturing Co. Ltd. ADR			355,386	3,895
					92,893
Materials (2.8%)
	International Paper Co.			327,000	7,269
	BHP Billiton Ltd. ADR			98,000	6,469
	Syngenta AG ADR			136,000	6,249
	BASF SE			63,494	3,362
	Air Products & Chemicals Inc.			40,400	3,134
	Newmont Mining Corp.			69,000	3,037
	Vale SA Class B ADR			128,040	2,962
	Xstrata PLC			151,323	2,232
					34,714
Telecommunication Services (2.9%)
	AT&T Inc.			1,079,922	29,169
	Verizon Communications Inc.			244,912	7,413
					36,582
Utilities (3.3%)
	Exelon Corp.			191,300	9,492
	Dominion Resources Inc./VA			273,400	9,432
	FPL Group Inc.			156,400	8,638
	PG&E Corp.			172,900	7,001
	Veolia Environnement ADR			88,900	3,422
	Progress Energy Inc.			36,500	1,426
	FirstEnergy Corp.			22,900	1,047
					40,458
Total Common Stocks (Cost $692,988)					819,243
			Maturity
		Coupon	Date
U.S. Government and Agency Obligations (4.3%)
U.S. Government Securities (4.1%)
	United States Treasury Note/Bond	1.000%	7/31/11	29,400	29,487
	United States Treasury Note/Bond	1.000%	9/30/11	18,800	18,815
	United States Treasury Note/Bond	2.750%	2/15/19	2,000	1,909
					50,211
Agency Notes (0.2%)
1	General Electric Capital Corp.	2.000%	9/28/12	2,450	2,466

Conventional Mortgage-Backed Securities (0.0%)
2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	418	456
2	Ginnie Mae I Pool	8.000%	9/15/30	86	95
					551
Total U.S. Government and Agency Obligations (Cost $53,055)					53,228
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
2	AmeriCredit Automobile Receivables Trust	5.210%	10/6/11	10	10
2	Capital One Auto Finance Trust	5.070%	7/15/11	12	12
2	CarMax Auto Owner Trust	4.910%	1/18/11	260	261
2	Daimler Chrysler Auto Trust	4.980%	2/8/11	82	83
2	Household Automotive Trust	5.280%	9/17/11	389	393
[2,3] Marriott Vacation Club Owner Trust		5.362%	10/20/28	246	219
2	Wachovia Auto Owner Trust	4.930%	11/20/12	1,000	1,024
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,999)					2,002

Corporate Bonds (25.6%)
Finance (12.4%)
	Banking (7.9%)
	American Express Bank FSB	5.550%	10/17/12	1,500	1,584
	American Express Credit Corp.	5.875%	5/2/13	1,300	1,381
3	American Express Travel Related Services
	Co. Inc.	5.250%	11/21/11	1,000	1,037
3	ANZ National International Ltd./New Zealand	6.200%	7/19/13	1,170	1,275
	BAC Capital Trust VI	5.625%	3/8/35	2,845	2,079
	Bank of America Corp.	4.375%	12/1/10	1,000	1,029
	Bank of America NA	5.300%	3/15/17	2,000	1,934
	Bank of New York Mellon Corp.	4.950%	11/1/12	1,000	1,084
	Bank of New York Mellon Corp.	4.950%	3/15/15	1,345	1,450
	Banque Paribas/New York	6.950%	7/22/13	2,000	2,212
[2,3] Barclays Bank PLC		5.926%	12/15/49	2,000	1,520
	BB&T Corp.	4.900%	6/30/17	1,000	987
	BNY Mellon NA	4.750%	12/15/14	250	266
[2,3] BTMU Curacao Holdings NV		4.760%	7/21/15	1,595	1,583
	Capital One Bank USA NA	6.500%	6/13/13	650	676
	Capital One Capital IV	6.745%	2/17/37	500	380
	Citigroup Inc.	4.625%	8/3/10	600	614
	Citigroup Inc.	5.300%	10/17/12	1,500	1,551
	Citigroup Inc.	6.125%	11/21/17	2,320	2,289
	Citigroup Inc.	6.625%	6/15/32	2,000	1,829
	Citigroup Inc.	6.125%	8/25/36	1,000	866
	Citigroup Inc.	8.125%	7/15/39	180	202
	Credit Suisse USA Inc.	6.500%	1/15/12	1,000	1,090
	Credit Suisse/New York NY	5.000%	5/15/13	2,250	2,385
	Deutsche Bank AG/London	5.375%	10/12/12	825	892
	Deutsche Bank Financial LLC	5.375%	3/2/15	1,963	2,017
	Fifth Third Bank	4.200%	2/23/10	2,000	2,023
	Goldman Sachs Group Inc.	5.300%	2/14/12	1,500	1,595
	Goldman Sachs Group Inc.	5.350%	1/15/16	2,500	2,589
	Goldman Sachs Group Inc.	5.625%	1/15/17	1,000	1,012
	Goldman Sachs Group Inc.	5.950%	1/18/18	1,325	1,368
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,000	2,003
	Goldman Sachs Group Inc.	6.750%	10/1/37	1,360	1,405
3	HBOS PLC	6.000%	11/1/33	2,395	1,675
	HSBC Bank USA NA/New York NY	4.625%	4/1/14	1,290	1,339
	HSBC Holdings PLC	6.500%	5/2/36	1,000	1,094
	Huntington National Bank	4.900%	1/15/14	1,000	860
	JPMorgan Chase & Co.	6.750%	2/1/11	1,000	1,066
	JPMorgan Chase & Co.	4.650%	6/1/14	2,000	2,097
	JPMorgan Chase & Co.	5.125%	9/15/14	1,000	1,052
	JPMorgan Chase & Co.	3.700%	1/20/15	1,200	1,192
	JPMorgan Chase & Co.	6.000%	1/15/18	1,500	1,604
2	JPMorgan Chase & Co.	7.900%	12/29/49	1,383	1,338
	Merrill Lynch & Co. Inc.	5.770%	7/25/11	1,000	1,052
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	2,000	1,983
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,250	1,317
	Merrill Lynch & Co. Inc.	6.220%	9/15/26	1,000	941
	Morgan Stanley	6.750%	10/15/13	1,000	1,092
	Morgan Stanley	6.000%	5/13/14	1,000	1,066
	Morgan Stanley	6.000%	4/28/15	1,000	1,058
	Morgan Stanley	5.450%	1/9/17	1,000	994
	Morgan Stanley	6.250%	8/9/26	3,000	3,127
	National City Corp.	6.875%	5/15/19	1,000	1,072

	Northern Trust Corp.	5.200%	11/9/12	1,025	1,101
3	Oversea-Chinese Banking Corp. Ltd.	7.750%	9/6/11	600	655
	PNC Bank NA	4.875%	9/21/17	1,500	1,449
2	PNC Financial Services Group Inc.	8.250%	5/31/49	1,300	1,238
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	300	273
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	2,440	2,195
	State Street Corp.	5.375%	4/30/17	2,775	2,901
	SunTrust Banks Inc.	4.250%	10/15/09	320	320
3	Svenska Handelsbanken AB	4.875%	6/10/14	1,400	1,466
	UBS AG/Stamford Branch	5.875%	7/15/16	1,500	1,510
	US Bank NA/Cincinnati OH	6.300%	2/4/14	1,000	1,119
	Wachovia Bank NA	6.600%	1/15/38	2,000	2,194
	Wachovia Corp.	7.500%	4/15/35	1,000	1,057
3	WEA Finance LLC	7.125%	4/15/18	1,000	1,040
	Wells Fargo & Co.	5.125%	9/1/12	1,000	1,057
	Wells Fargo & Co.	5.250%	10/23/12	1,000	1,067
	Wells Fargo Bank NA	6.450%	2/1/11	2,000	2,110
2	Wells Fargo Capital XIII	7.700%	12/29/49	1,500	1,320

	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.350%	11/15/10	22	23
	Charles Schwab Corp.	4.950%	6/1/14	380	406

	Finance Companies (1.1%)
	General Electric Capital Corp.	6.125%	2/22/11	600	636
	General Electric Capital Corp.	5.875%	2/15/12	2,000	2,136
	General Electric Capital Corp.	5.250%	10/19/12	1,000	1,058
	General Electric Capital Corp.	5.450%	1/15/13	1,000	1,061
	General Electric Capital Corp.	6.750%	3/15/32	1,000	1,029
	General Electric Capital Corp.	6.150%	8/7/37	1,545	1,466
	HSBC Finance Corp.	5.700%	6/1/11	770	804
	HSBC Finance Corp.	6.375%	10/15/11	1,000	1,059
	HSBC Finance Corp.	5.500%	1/19/16	1,000	1,023
	International Lease Finance Corp.	5.400%	2/15/12	1,000	810
	International Lease Finance Corp.	5.300%	5/1/12	1,000	800
	NYSE Euronext	4.800%	6/28/13	1,570	1,656

	Insurance (2.7%)
	ACE INA Holdings Inc.	5.800%	3/15/18	1,295	1,402
	Aetna Inc.	6.500%	9/15/18	335	361
	Allstate Corp.	5.000%	8/15/14	1,000	1,055
	Allstate Corp.	6.750%	5/15/18	1,000	1,115
2	Allstate Corp.	6.125%	5/15/37	1,000	827
	American International Group Inc.	4.700%	10/1/10	3,200	3,140
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	2,000	2,163
	Genworth Global Funding Trusts	5.125%	3/15/11	1,410	1,412
	Genworth Global Funding Trusts	5.750%	5/15/13	1,000	994
	Hartford Financial Services Group Inc.	7.900%	6/15/10	2,000	2,060
	Hartford Financial Services Group Inc.	6.000%	1/15/19	1,500	1,413
	ING USA Global Funding Trust	4.500%	10/1/10	1,000	1,027
[2,3] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	2,000	2,106
3	Metropolitan Life Global Funding I	5.125%	11/9/11	1,000	1,041
3	Metropolitan Life Global Funding I	5.125%	6/10/14	2,000	2,097
3	New York Life Insurance Co.	5.875%	5/15/33	2,100	1,991
	Principal Life Income Funding Trusts	5.125%	3/1/11	1,720	1,790
	Protective Life Secured Trusts	4.850%	8/16/10	765	785
	Prudential Financial Inc.	5.150%	1/15/13	875	906
	Prudential Financial Inc.	4.750%	4/1/14	2,300	2,305

3 TIAA Global Markets Inc.	5.125%	10/10/12	1,380	1,488
UnitedHealth Group Inc.	6.000%	11/15/17	2,000	2,104

Real Estate Investment Trusts (0.7%)
ERP Operating LP	5.375%	8/1/16	325	317
Kimco Realty Corp.	5.783%	3/15/16	250	242
ProLogis	5.625%	11/15/16	1,000	896
Realty Income Corp.	6.750%	8/15/19	1,105	1,066
Simon Property Group LP	5.100%	6/15/15	1,000	993
Simon Property Group LP	6.100%	5/1/16	1,800	1,831
Simon Property Group LP	5.875%	3/1/17	650	661
Simon Property Group LP	6.125%	5/30/18	750	766
3 WEA Finance LLC / WCI Finance LLC	5.700%	10/1/16	2,000	1,914
				153,533
Industrial (10.0%)
Basic Industry (0.3%)
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	1,000	1,068
EI Du Pont de Nemours & Co.	4.750%	11/15/12	440	470
Rio Tinto Alcan Inc.	4.500%	5/15/13	1,000	1,015
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,623

Capital Goods (1.1%)
General Dynamics Corp.	4.250%	5/15/13	2,000	2,130
General Electric Co.	5.250%	12/6/17	1,735	1,786
3 Hutchison Whampoa International 03/13 Ltd.	6.500%	2/13/13	2,000	2,163
John Deere Capital Corp.	5.350%	1/17/12	2,000	2,144
John Deere Capital Corp.	5.100%	1/15/13	1,000	1,074
3 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	2,225	2,425
United Technologies Corp.	4.875%	5/1/15	325	355
United Technologies Corp.	7.500%	9/15/29	770	980
United Technologies Corp.	6.050%	6/1/36	675	770

Communication (2.0%)
AT&T Inc.	5.875%	2/1/12	1,000	1,090
AT&T Inc.	4.950%	1/15/13	1,250	1,334
AT&T Inc.	5.100%	9/15/14	500	540
AT&T Inc.	5.600%	5/15/18	1,000	1,055
AT&T Inc.	6.450%	6/15/34	1,595	1,702
AT&T Inc.	6.800%	5/15/36	500	560
AT&T Inc.	6.500%	9/1/37	325	348
BellSouth Corp.	6.550%	6/15/34	2,975	3,226
BellSouth Telecommunications Inc.	7.000%	12/1/95	1,000	1,008
Comcast Corp.	5.700%	5/15/18	1,500	1,572
France Telecom SA	7.750%	3/1/11	1,000	1,083
France Telecom SA	4.375%	7/8/14	765	803
3 News America Inc.	5.650%	8/15/20	370	379
Telefonica Europe BV	7.750%	9/15/10	1,000	1,059
Time Warner Cable Inc.	5.850%	5/1/17	830	874
Time Warner Cable Inc.	6.750%	6/15/39	750	811
Verizon Communications Inc.	5.500%	2/15/18	1,225	1,279
Verizon Communications Inc.	5.850%	9/15/35	475	482
Verizon Communications Inc.	6.900%	4/15/38	290	332
Verizon Global Funding Corp.	6.875%	6/15/12	2,000	2,225
Verizon Global Funding Corp.	7.750%	12/1/30	1,590	1,900
Vodafone Group PLC	5.000%	12/16/13	1,000	1,070

Consumer Cyclical (1.4%)
3 American Honda Finance Corp.	4.625%	4/2/13	1,000	1,021
CVS Caremark Corp.	4.875%	9/15/14	1,000	1,062
CVS Caremark Corp.	5.750%	6/1/17	485	519
Daimler Finance North America LLC	6.500%	11/15/13	1,145	1,230
Daimler Finance North America LLC	8.500%	1/18/31	1,000	1,186
Kohl's Corp.	6.000%	1/15/33	500	500
Lowe's Cos. Inc.	6.875%	2/15/28	710	827
Lowe's Cos. Inc.	6.500%	3/15/29	1,000	1,112
Staples Inc.	9.750%	1/15/14	675	810
Target Corp.	5.875%	3/1/12	2,000	2,185
Target Corp.	5.125%	1/15/13	480	517
Time Warner Inc.	5.500%	11/15/11	815	865
Time Warner Inc.	6.500%	11/15/36	520	534
Walt Disney Co.	4.700%	12/1/12	1,450	1,571
Walt Disney Co.	5.625%	9/15/16	1,000	1,094
Western Union Co.	5.930%	10/1/16	2,000	2,182

Consumer Noncyclical (3.0%)
Abbott Laboratories	4.350%	3/15/14	1,000	1,063
Anheuser-Busch Cos. Inc.	7.500%	3/15/12	1,500	1,645
AstraZeneca PLC	6.450%	9/15/37	615	723
Baxter International Inc.	5.900%	9/1/16	502	564
3 Cargill Inc.	5.200%	1/22/13	1,350	1,409
3 Cargill Inc.	4.375%	6/1/13	600	612
3 Cargill Inc.	6.875%	5/1/28	645	700
3 Cargill Inc.	6.125%	4/19/34	1,270	1,275
Coca-Cola Co.	5.350%	11/15/17	1,500	1,635
Coca-Cola Enterprises Inc.	6.125%	8/15/11	1,000	1,099
Coca-Cola HBC Finance BV	5.125%	9/17/13	1,000	1,071
Coca-Cola HBC Finance BV	5.500%	9/17/15	700	766
Colgate-Palmolive Co.	7.600%	5/19/25	480	624
ConAgra Foods Inc.	6.750%	9/15/11	21	23
Diageo Capital PLC	5.200%	1/30/13	1,220	1,305
Eli Lilly & Co.	6.000%	3/15/12	1,000	1,099
Express Scripts Inc.	6.250%	6/15/14	255	281
General Mills Inc.	5.200%	3/17/15	1,250	1,344
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	1,250	1,345
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,063
Hershey Co.	4.850%	8/15/15	380	394
Johnson & Johnson	5.150%	7/15/18	500	549
Kimberly-Clark Corp.	5.000%	8/15/13	1,000	1,092
Kimberly-Clark Corp.	4.875%	8/15/15	1,000	1,090
Kraft Foods Inc.	6.250%	6/1/12	750	815
Medtronic Inc.	4.375%	9/15/10	765	793
Medtronic Inc.	4.750%	9/15/15	1,000	1,063
Merck & Co. Inc./NJ	5.125%	11/15/11	1,000	1,083
Pepsi Bottling Group Inc.	7.000%	3/1/29	500	616
2 Procter & Gamble - Esop	9.360%	1/1/21	1,751	2,159
3 SABMiller PLC	6.500%	7/1/16	1,500	1,645
Schering-Plough Corp.	5.550%	12/1/13	1,000	1,099
Sysco Corp.	5.375%	9/21/35	1,000	1,018
3 Tesco PLC	5.500%	11/15/17	1,500	1,569
Unilever Capital Corp.	5.900%	11/15/32	875	996

Energy (0.5%)
Apache Finance Canada Corp.	7.750%	12/15/29	400	521
Conoco Funding Co.	6.350%	10/15/11	1,000	1,097

ConocoPhillips	5.200%	5/15/18	1,500	1,568
EOG Resources Inc.	5.625%	6/1/19	425	465
Shell International Finance BV	3.250%	9/22/15	1,100	1,104
Suncor Energy Inc.	5.950%	12/1/34	840	824

Other Industrial (0.3%)
Dover Corp.	6.500%	2/15/11	2,000	2,142
Snap-On Inc.	6.250%	8/15/11	1,400	1,515

Technology (0.6%)
Dell Inc.	5.875%	6/15/19	910	974
Hewlett-Packard Co.	5.250%	3/1/12	1,000	1,081
Hewlett-Packard Co.	5.500%	3/1/18	865	940
IBM International Group Capital LLC	5.050%	10/22/12	1,000	1,090
International Business Machines Corp.	5.875%	11/29/32	2,000	2,196
Oracle Corp.	4.950%	4/15/13	750	807
Oracle Corp.	6.125%	7/8/39	350	393

Transportation (0.8%)
2 Continental Airlines Inc.	5.983%	4/19/22	940	902
3 ERAC USA Finance Co.	5.800%	10/15/12	465	478
3 ERAC USA Finance Co.	5.900%	11/15/15	500	483
3 ERAC USA Finance Co.	7.000%	10/15/37	1,000	944
2 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	1,392	1,517
Norfolk Southern Corp.	7.700%	5/15/17	1,500	1,772
Southwest Airlines Co.	5.750%	12/15/16	2,500	2,484
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	524	522
United Parcel Service Inc.	4.500%	1/15/13	1,098	1,177
				123,573
Utilities (3.2%)
Electric (2.7%)
Alabama Power Co.	4.850%	12/15/12	1,325	1,438
Alabama Power Co.	5.550%	2/1/17	585	636
Carolina Power & Light Co.	6.300%	4/1/38	365	434
Central Illinois Public Service Co.	6.125%	12/15/28	1,000	884
Commonwealth Edison Co.	5.950%	8/15/16	770	847
Connecticut Light & Power Co.	5.650%	5/1/18	465	508
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	700	752
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	890	941
Duke Energy Carolinas LLC	5.250%	1/15/18	275	293
Duke Energy Carolinas LLC	5.100%	4/15/18	590	629
3 EDP Finance BV	5.375%	11/2/12	1,220	1,314
3 Enel Finance International SA	6.800%	9/15/37	1,285	1,523
Florida Power & Light Co.	5.550%	11/1/17	200	222
Florida Power & Light Co.	5.650%	2/1/35	1,000	1,101
Florida Power & Light Co.	4.950%	6/1/35	1,000	1,008
Florida Power & Light Co.	5.950%	2/1/38	785	891
Florida Power Corp.	6.350%	9/15/37	200	238
Georgia Power Co.	5.400%	6/1/18	1,165	1,260
MidAmerican Energy Holdings Co.	6.125%	4/1/36	1,000	1,077
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,500	1,586
Northern States Power Co./MN	6.250%	6/1/36	2,000	2,302
PacifiCorp	6.250%	10/15/37	2,000	2,299
PECO Energy Co.	5.350%	3/1/18	565	604

Potomac Electric Power Co.	6.500%	11/15/37	750	875
PPL Energy Supply LLC	6.200%	5/15/16	453	484
Public Service Electric & Gas Co.	5.300%	5/1/18	1,900	2,037
San Diego Gas & Electric Co.	6.000%	6/1/26	600	664
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,000	1,134
Southern California Edison Co.	6.000%	1/15/34	1,000	1,140
Southern California Edison Co.	5.550%	1/15/37	2,250	2,416
Wisconsin Electric Power Co.	4.500%	5/15/13	615	637
Wisconsin Electric Power Co.	5.700%	12/1/36	690	751

Natural Gas (0.4%)
AGL Capital Corp.	6.375%	7/15/16	775	843
DCP Midstream LLC	7.875%	8/16/10	2,000	2,102
3 DCP Midstream LLC	6.450%	11/3/36	935	857
National Grid PLC	6.300%	8/1/16	1,000	1,095

Other Utility (0.1%)
UGI Utilities Inc.	5.753%	9/30/16	1,170	1,197
				39,019
Total Corporate Bonds (Cost $305,368)				316,125
Sovereign Bonds (U.S. Dollar-Denominated) (1.2%)
3 Abu Dhabi National Energy Co.	5.875%	10/27/16	1,695	1,706
Inter-American Development Bank	4.375%	9/20/12	1,000	1,052
International Bank for Reconstruction &
Development	4.750%	2/15/35	2,000	2,030
Italian Republic	4.500%	1/21/15	2,000	2,115
Japan Finance Organization for Municipalities	4.625%	4/21/15	1,000	1,036
Oesterreichische Kontrollbank AG	4.500%	3/9/15	2,000	2,048
Province of British Columbia Canada	4.300%	5/30/13	1,000	1,031
Province of Ontario Canada	4.500%	2/3/15	2,000	2,158
Province of Quebec Canada	5.125%	11/14/16	1,000	1,095
3 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	405	431
Total Sovereign Bonds (Cost $14,036)				14,702
Taxable Municipal Bonds (1.1%)
Atlanta GA Downtown Dev. Auth. Rev.	6.875%	2/1/21	650	690
Chicago Metropolitan Water Reclamation
District of Greater Chicago IL	5.720%	12/1/38	215	236
Connecticut GO	5.850%	3/15/32	1,245	1,323
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	750	843
Kansas Dev. Finance Auth. Rev. (Public
Employee Retirement System)	5.501%	5/1/34	2,000	2,038
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	410	507
North Texas Tollway Auth. Rev.	6.718%	1/1/49	1,100	1,265
3 Ohana Military Communities LLC	5.558%	10/1/36	400	313
3 Ohana Military Communities LLC	5.780%	10/1/36	545	438
Oregon GO	5.902%	8/1/38	490	502
Oregon School Board Assn.	5.528%	6/30/28	2,000	2,038
3 Pacific Beacon LLC	5.379%	7/15/26	335	293
Port Auth. of New York & New Jersey Rev.	5.859%	12/1/24	325	362
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	190	210
President and Fellows of Harvard College	6.300%	10/1/37	2,000	2,116
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	280	314
Univ. of California Rev.	5.770%	5/15/43	610	655
Total Taxable Municipal Bonds (Cost $13,678)				14,143

Vanguard Balanced Portfolio

Temporary Cash Investment (1.4%)
Repurchase Agreement (1.4%)
Credit Suisse Securities USA LLC
(Dated 9/30/09, Repurchase Value
$17,100,000, collateralized by Federal
National Mortgage Assn. 3.500%-6.500%,
3/1/19-10/1/39) (Cost $17,100)	0.070%	10/1/09	17,100	17,100
Total Investments (100.0%) (Cost $1,098,224)				1,236,543
Other Assets and Liabilities-Net (0.0%)				90
Net Assets (100%)				1,236,633

* Non-income-producing security.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee
Program.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities was $43,085,000, representing 3.5% of net assets.
ADR—American Depositary Receipt.
GO—General Obligation Bond.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At September 30, 2009, the cost of investment securities for tax purposes was $1,098,224,000. Net unrealized appreciation of investment securities for tax purposes was $138,319,000, consisting of unrealized gains of $185,089,000 on securities that had risen in value since their purchase and $46,770,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Balanced Portfolio

Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	786,873	32,370	—
U.S. Government and Agency Obligations	—	53,228	—
Asset Backed/Commercial Mortgage-Backed Securities	—	2,002	—
Corporate Bonds	—	316,125	—
Sovereign Bonds	—	14,702	—
Taxable Municipal Bonds	—	14,143	—
Repurchase Agreements	—	17,100	—
Total	786,873	449,670	—

Vanguard Capital Growth Portfolio

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (98.3%)
Consumer Discretionary (12.2%)
* DIRECTV Group Inc.	312,861	8,629
TJX Cos. Inc.	137,950	5,125
Whirlpool Corp.	67,700	4,736
Sony Corp. ADR	140,000	4,088
* Kohl's Corp.	64,200	3,663
Target Corp.	61,900	2,889
* Amazon.com Inc.	28,100	2,623
Walt Disney Co.	63,100	1,733
* Bed Bath & Beyond Inc.	41,600	1,562
Mattel Inc.	63,300	1,168
Best Buy Co. Inc.	17,900	672
Lowe's Cos. Inc.	30,400	636
Eastman Kodak Co.	111,500	533
Carnival Corp.	10,400	346
		38,403
Consumer Staples (1.5%)
Costco Wholesale Corp.	75,450	4,260
Procter & Gamble Co.	5,200	301
		4,561
Energy (7.0%)
Noble Energy Inc.	77,000	5,079
EOG Resources Inc.	44,900	3,750
Schlumberger Ltd.	60,200	3,588
Peabody Energy Corp.	68,900	2,564
Hess Corp.	35,550	1,900
EnCana Corp.	29,800	1,717
* Plains Exploration & Production Co.	49,920	1,381
ConocoPhillips	11,400	515
* National Oilwell Varco Inc.	11,100	479
* Southwestern Energy Co.	9,000	384
Petroleo Brasileiro SA ADR Series A	9,100	358
Petroleo Brasileiro SA ADR	7,500	344
		22,059
Financials (3.8%)
Marsh & McLennan Cos. Inc.	190,500	4,711
* Berkshire Hathaway Inc. Class B	733	2,436
Discover Financial Services	129,500	2,102
Chubb Corp.	29,900	1,507
Bank of New York Mellon Corp.	22,479	652
* Progressive Corp.	21,900	363
		11,771
Health Care (23.3%)
* Amgen Inc.	213,871	12,882
Novartis AG ADR	220,650	11,116
Eli Lilly & Co.	325,700	10,758
Medtronic Inc.	253,100	9,314
* Biogen Idec Inc.	144,000	7,275

Roche Holdings AG	39,500	6,387
* Boston Scientific Corp.	488,302	5,171
* Genzyme Corp.	52,050	2,953
* Millipore Corp.	32,950	2,318
* Life Technologies Corp.	34,809	1,620
GlaxoSmithKline PLC ADR	40,200	1,588
Wyeth	18,100	879
Johnson & Johnson	11,400	694
		72,955
Industrials (13.0%)
FedEx Corp.	163,000	12,261
CH Robinson Worldwide Inc.	94,700	5,469
Southwest Airlines Co.	415,550	3,989
Honeywell International Inc.	91,200	3,388
Caterpillar Inc.	65,800	3,377
United Parcel Service Inc. Class B	44,750	2,527
Boeing Co.	35,000	1,895
Union Pacific Corp.	31,100	1,815
* AMR Corp.	179,600	1,428
Deere & Co.	29,600	1,270
Canadian Pacific Railway Ltd.	20,000	935
* Alaska Air Group Inc.	28,650	768
Donaldson Co. Inc.	18,100	627
Granite Construction Inc.	17,300	535
Expeditors International of Washington Inc.	10,200	359
		40,643
Information Technology (31.2%)
* Google Inc. Class A	20,700	10,264
* Adobe Systems Inc.	296,100	9,783
Oracle Corp.	460,300	9,593
Texas Instruments Inc.	366,000	8,670
Microsoft Corp.	325,200	8,419
* Intuit Inc.	204,000	5,814
QUALCOMM Inc.	126,700	5,699
Hewlett-Packard Co.	104,250	4,922
* EMC Corp./Massachusetts	261,700	4,459
* Citrix Systems Inc.	104,900	4,115
Intel Corp.	172,100	3,368
Corning Inc.	188,150	2,881
* Nvidia Corp.	175,450	2,637
Telefonaktiebolaget LM Ericsson ADR	254,400	2,549
* Symantec Corp.	149,700	2,466
* Micron Technology Inc.	233,700	1,916
* Accenture PLC Class A	51,350	1,914
Plantronics Inc.	52,150	1,398
Applied Materials Inc.	100,200	1,343
ASML Holding NV	44,087	1,304
Motorola Inc.	150,050	1,289
Kla-Tencor Corp.	35,800	1,284
* eBay Inc.	39,600	935
* Cisco Systems Inc.	15,900	374
* Rambus Inc.	20,800	362
		97,758
Materials (6.1%)
Potash Corp. of Saskatchewan Inc.	73,800	6,667
Monsanto Co.	77,300	5,983
Praxair Inc.	42,900	3,504

Weyerhaeuser Co.		31,850	1,167
Vulcan Materials Co.		14,400	779
Alcoa Inc.		52,000	682
Freeport-McMoRan Copper & Gold Inc.		6,494	446
			19,228
Telecommunication Services (0.2%)
* Sprint Nextel Corp.		154,250	609

Total Common Stocks (Cost $314,396)			307,987
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
1 Vanguard Market Liquidity Fund (Cost $5,306)	0.267%	5,305,800	5,306

Total Investments (100.0%) (Cost $319,702)			313,293
Other Assets and Liabilities-Net (0.0%)			70
Net Assets (100%)			313,363

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Vanguard Capital Growth Portfolio

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At September 30, 2009, the cost of investment securities for tax purposes was $319,702,000. Net unrealized depreciation of investment securities for tax purposes was $6,409,000, consisting of unrealized gains of $31,288,000 on securities that had risen in value since their purchase and $37,697,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	301,600	6,387	—
Temporary Cash Investments	5,306	—	—
Total	306,906	6,387	—

Vanguard Diversified Value Portfolio

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (98.3%)
Consumer Discretionary (5.8%)
Carnival Corp.	556,600	18,524
Wyndham Worldwide Corp.	593,080	9,679
Service Corp. International/US	836,800	5,866
CBS Corp. Class B	423,900	5,108
		39,177
Consumer Staples (10.5%)
Imperial Tobacco Group PLC ADR	394,200	23,254
Philip Morris International Inc.	469,300	22,873
Diageo PLC ADR	277,100	17,039
Altria Group Inc.	449,300	8,002
		71,168
Energy (11.1%)
Occidental Petroleum Corp.	264,900	20,768
Spectra Energy Corp.	1,039,200	19,683
BP PLC ADR	325,200	17,310
ConocoPhillips	372,544	16,824
		74,585
Financials (17.1%)
JPMorgan Chase & Co.	567,350	24,861
Wells Fargo & Co.	764,400	21,541
PNC Financial Services Group Inc.	325,572	15,820
American Express Co.	399,100	13,530
Bank of America Corp.	771,446	13,053
Capital One Financial Corp.	302,500	10,808
XL Capital Ltd. Class A	380,400	6,642
* SLM Corp.	645,000	5,624
Citigroup Inc.	550,100	2,662
* American International Group Inc.	13,735	606
		115,147
Health Care (13.3%)
Bristol-Myers Squibb Co.	1,169,400	26,335
Wyeth	385,700	18,737
Quest Diagnostics Inc./DE	284,700	14,858
Pfizer Inc.	812,900	13,454
* WellPoint Inc.	215,700	10,216
Baxter International Inc.	103,600	5,906
		89,506
Industrials (14.9%)
Illinois Tool Works Inc.	461,200	19,698
Raytheon Co.	400,800	19,226
General Electric Co.	1,064,700	17,482
* Cooper Industries PLC Class A	417,900	15,701
Honeywell International Inc.	415,700	15,443
ITT Corp.	252,100	13,147
		100,697
Information Technology (15.0%)
International Business Machines Corp.	186,800	22,343

Hewlett-Packard Co.		468,000	22,094
Microsoft Corp.		777,300	20,125
Intel Corp.		969,500	18,973
Nokia Oyj ADR		1,198,700	17,525
			101,060
Materials (1.1%)
EI Du Pont de Nemours & Co.		220,900	7,100

Telecommunication Services (2.3%)
AT&T Inc.		338,627	9,146
Verizon Communications Inc.		220,960	6,689
Fairpoint Communications Inc.		15,348	6
			15,841
Utilities (7.2%)
Dominion Resources Inc./VA		382,800	13,207
Duke Energy Corp.		745,700	11,737
Constellation Energy Group Inc.		281,600	9,115
Centerpoint Energy Inc.		716,700	8,909
Entergy Corp.		69,600	5,558
			48,526
Total Common Stocks (Cost $791,333)			662,807
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
1 Vanguard Market Liquidity Fund (Cost $11,447)	0.267%	11,447,228	11,447

Total Investments (100.0%) (Cost $802,780)			674,254
Other Assets and Liabilities-Net (0.0%)			189
Net Assets (100%)			674,443

* Non-income-producing security.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.

Diversified Value Portfolio

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2009, the cost of investment securities for tax purposes was $802,780,000. Net unrealized depreciation of investment securities for tax purposes was $128,526,000, consisting of unrealized gains of $56,230,000 on securities that had risen in value since their purchase and $184,756,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2009, 100% of the portfolio's investments were valued based on Level 1 inputs.

Vanguard Equity Income Portfolio

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (98.2%)[1]
Consumer Discretionary (8.6%)
Home Depot Inc.	328,200	8,743
McDonald's Corp.	111,946	6,389
Genuine Parts Co.	113,600	4,324
Sherwin-Williams Co.	57,900	3,483
VF Corp.	19,500	1,412
Mattel Inc.	73,500	1,357
McGraw-Hill Cos. Inc.	38,000	955
Fortune Brands Inc.	21,600	928
Whirlpool Corp.	12,200	854
DR Horton Inc.	74,500	850
Gannett Co. Inc.	58,510	732
Newell Rubbermaid Inc.	43,200	678
H&R Block Inc.	36,100	664
Limited Brands Inc.	35,600	605
Polaris Industries Inc.	12,800	522
Darden Restaurants Inc.	14,400	491
Johnson Controls Inc.	9,600	245
Cracker Barrel Old Country Store Inc.	6,700	230
Cooper Tire & Rubber Co.	8,506	150
Brinker International Inc.	9,300	146
		33,758
Consumer Staples (10.4%)
Philip Morris International Inc.	175,980	8,577
Nestle SA ADR	135,900	5,793
Kimberly-Clark Corp.	74,400	4,388
Coca-Cola Co.	68,412	3,674
Altria Group Inc.	194,080	3,457
Sysco Corp.	125,012	3,107
PepsiCo Inc./NC	48,400	2,839
Kraft Foods Inc.	81,952	2,153
General Mills Inc.	25,400	1,635
Lorillard Inc.	16,300	1,211
ConAgra Foods Inc.	53,200	1,153
Clorox Co.	18,200	1,070
Hershey Co.	21,600	839
Sara Lee Corp.	50,500	563
Kellogg Co.	2,400	118
		40,577
Energy (8.8%)
Chevron Corp.	182,000	12,818
BP PLC ADR	104,000	5,536
ConocoPhillips	119,920	5,416
Occidental Petroleum Corp.	57,800	4,532
Total SA ADR	56,300	3,336
Marathon Oil Corp.	77,500	2,472
Spectra Energy Corp.	4,700	89
		34,199

Exchange-Traded Fund (1.2%)
2 Vanguard Value ETF	104,300	4,806

Financials (21.8%)
JPMorgan Chase & Co.	400,500	17,550
Wells Fargo & Co.	503,166	14,179
Bank of America Corp.	413,279	6,993
Goldman Sachs Group Inc.	26,000	4,793
ACE Ltd.	80,400	4,298
Bank of New York Mellon Corp.	138,295	4,009
PNC Financial Services Group Inc.	81,300	3,950
Chubb Corp.	63,760	3,214
Toronto-Dominion Bank	45,400	2,926
Unum Group	118,000	2,530
Aflac Inc.	54,400	2,325
US Bancorp	103,350	2,259
Allstate Corp.	67,600	2,070
Travelers Cos. Inc.	37,900	1,866
BB&T Corp.	50,600	1,378
T Rowe Price Group Inc.	21,300	973
Hudson City Bancorp Inc.	72,100	948
Axis Capital Holdings Ltd.	30,800	929
American Express Co.	26,100	885
Endurance Specialty Holdings Ltd.	24,200	883
Waddell & Reed Financial Inc.	29,900	851
Federated Investors Inc. Class B	30,343	800
New York Community Bancorp Inc.	68,700	785
Protective Life Corp.	35,300	756
Bank of Hawaii Corp.	17,400	723
NYSE Euronext	23,600	682
Advance America Cash Advance Centers Inc.	100,661	564
First American Corp.	15,000	486
MetLife Inc.	7,300	278
Oriental Financial Group Inc.	14,900	189
Eaton Vance Corp.	5,200	146
GFI Group Inc.	10,430	75
		85,293
Health Care (10.8%)
Johnson & Johnson	220,286	13,413
Pfizer Inc.	712,700	11,795
Merck & Co. Inc./NJ	285,774	9,039
Bristol-Myers Squibb Co.	107,460	2,420
Eli Lilly & Co.	56,620	1,870
Wyeth	38,100	1,851
GlaxoSmithKline PLC ADR	39,900	1,577
		41,965
Industrials (14.5%)
General Electric Co.	688,052	11,298
3M Co.	87,400	6,450
Waste Management Inc.	140,900	4,202
Eaton Corp.	61,500	3,480
Stanley Works	77,900	3,325
Republic Services Inc. Class A	121,300	3,223
Illinois Tool Works Inc.	70,100	2,994
Caterpillar Inc.	56,700	2,910
PACCAR Inc.	73,700	2,779
Ingersoll-Rand PLC	81,500	2,500

United Parcel Service Inc. Class B	39,000	2,202
Honeywell International Inc.	48,500	1,802
Tyco International Ltd.	40,400	1,393
Northrop Grumman Corp.	26,568	1,375
Dover Corp.	29,100	1,128
Schneider Electric SA	10,643	1,083
Briggs & Stratton Corp.	44,700	868
Pitney Bowes Inc.	34,800	865
Hubbell Inc. Class B	19,100	802
Boeing Co.	12,800	693
Apogee Enterprises Inc.	45,400	682
Raytheon Co.	8,700	417
Emerson Electric Co.	7,500	301
		56,772
Information Technology (6.0%)
Intel Corp.	449,000	8,787
Microsoft Corp.	273,400	7,078
Texas Instruments Inc.	102,200	2,421
Automatic Data Processing Inc.	37,200	1,462
Analog Devices Inc.	35,100	968
Diebold Inc.	26,119	860
Maxim Integrated Products Inc.	42,700	775
Xilinx Inc.	32,400	759
Linear Technology Corp.	6,800	188
Microchip Technology Inc.	600	16
		23,314
Materials (4.2%)
EI Du Pont de Nemours & Co.	131,641	4,231
Packaging Corp. of America	133,800	2,730
Air Products & Chemicals Inc.	28,800	2,234
PPG Industries Inc.	33,500	1,950
Eastman Chemical Co.	16,400	878
Sensient Technologies Corp.	27,600	766
Glatfelter	63,100	724
Innophos Holdings Inc.	27,400	507
Compass Minerals International Inc.	7,800	481
Temple-Inland Inc.	28,900	475
Bemis Co. Inc.	17,900	464
Lubrizol Corp.	3,400	243
Dow Chemical Co.	7,700	201
Sonoco Products Co.	6,700	185
A Schulman Inc.	8,400	167
Schweitzer-Mauduit International Inc.	3,000	163
Worthington Industries Inc.	2,400	33
		16,432
Telecommunication Services (4.6%)
AT&T Inc.	455,960	12,315
Verizon Communications Inc.	155,710	4,713
CenturyTel Inc.	25,465	856
		17,884
Utilities (7.3%)
FPL Group Inc.	106,340	5,873
Dominion Resources Inc./VA	148,190	5,113
Exelon Corp.	59,800	2,967
American Electric Power Co. Inc.	73,200	2,268
Northeast Utilities	81,600	1,937

Edison International			52,500	1,763
Entergy Corp.			20,600	1,645
Public Service Enterprise Group Inc.			42,036	1,322
NiSource Inc.			60,900	846
FirstEnergy Corp.			17,200	786
UGI Corp.			31,200	782
Atmos Energy Corp.			25,900	730
Avista Corp.			30,516	617
AGL Resources Inc.			17,000	600
PNM Resources Inc.			43,000	502
PG&E Corp.			11,500	466
NSTAR			4,300	137
Southern Co.			4,200	133
				28,487
Total Common Stocks (Cost $413,963)				383,487
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.9%)[1]
Money Market Fund (0.9%)
3 Vanguard Market Liquidity Fund	0.267%		3,412,241	3,412

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.1%)
SBC Warburg Dillon Read (Dated 9/30/09,
Repurchase Value $600,000, collateralized
by Federal National Mortgage Assn.
5.000%, 10/1/23)	0.070%	10/1/09	600	600

U.S. Government and Agency Obligations (0.9%)
[4,5] Federal Home Loan Bank Discount Notes	0.220%	3/26/10	3,500	3,497
Total Temporary Cash Investments (Cost $7,508)				7,509
Total Investments (100.1%) (Cost $421,471)				390,996
Other Assets and Liabilities-Net (-0.1%)				(338)
Net Assets (100%)				390,658

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $3,497,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Vanguard Equity Income Portfolio

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At September 30, 2009, the cost of investment securities for tax purposes was $421,471,000. Net unrealized depreciation of investment securities for tax purposes was $30,475,000, consisting of unrealized gains of $27,940,000 on securities that had risen in value since their purchase and $58,415,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Income Portfolio

Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	December 2009	23	6,054	58
E-mini S&P 500 Index	December 2009	14	737	(6)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	382,404	1,083	—
Temporary Cash Investments	3,412	4,097	—
Futures Contracts—Liabilities[1]	(12)	—	—
Total	385,804	5,180	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Equity Index Portfolio

Schedule of Investments
As of September 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (9.1%)
	McDonald's Corp.	213,783	12,201
	Walt Disney Co.	364,027	9,996
	Comcast Corp. Class A	535,663	9,047
	Home Depot Inc.	333,883	8,895
	Target Corp.	147,256	6,874
	Time Warner Inc.	232,197	6,683
*	Amazon.com Inc.	65,052	6,073
	Lowe's Cos. Inc.	289,412	6,060
	News Corp. Class A	440,435	5,281
	NIKE Inc. Class B	76,149	4,927
*	Ford Motor Co.	631,000	4,550
*	Kohl's Corp.	59,847	3,414
*	Viacom Inc. Class B	118,833	3,332
	Staples Inc.	141,900	3,295
	Yum! Brands Inc.	91,650	3,094
	TJX Cos. Inc.	82,995	3,083
*	Starbucks Corp.	144,839	2,991
	Johnson Controls Inc.	116,977	2,990
	Time Warner Cable Inc.	68,991	2,973
	Carnival Corp.	86,053	2,864
	Best Buy Co. Inc.	67,093	2,517
*	DIRECTV Group Inc.	88,335	2,436
	Omnicom Group Inc.	60,760	2,245
	Coach Inc.	62,494	2,057
	Gap Inc.	94,652	2,026
*	Bed Bath & Beyond Inc.	51,456	1,932
*	Apollo Group Inc. Class A	24,927	1,836
	CBS Corp. Class B	132,878	1,601
	JC Penney Co. Inc.	46,067	1,555
	McGraw-Hill Cos. Inc.	61,493	1,546
	Macy's Inc.	82,248	1,504
	Marriott International Inc./DE Class A	49,020	1,352
	Mattel Inc.	70,723	1,306
	VF Corp.	17,458	1,265
	Fortune Brands Inc.	29,347	1,261
	International Game Technology	57,943	1,245
	Starwood Hotels & Resorts Worldwide Inc.	36,492	1,205
	H&R Block Inc.	65,318	1,201
	Genuine Parts Co.	31,114	1,184
	Sherwin-Williams Co.	19,177	1,154
	Harley-Davidson Inc.	45,789	1,053
	Whirlpool Corp.	14,407	1,008
*	Expedia Inc.	41,134	985
	Nordstrom Inc.	32,228	984
*	O'Reilly Automotive Inc.	26,913	973
*	Wynn Resorts Ltd.	13,422	952
	Tiffany & Co.	24,207	933
	Darden Restaurants Inc.	27,231	929
*	AutoZone Inc.	6,224	910

	Limited Brands Inc.	51,992	883
	Polo Ralph Lauren Corp. Class A	11,420	875
*	GameStop Corp. Class A	32,223	853
	Newell Rubbermaid Inc.	54,235	851
*	Goodyear Tire & Rubber Co.	47,244	805
	Family Dollar Stores Inc.	27,365	722
*	Interpublic Group of Cos. Inc.	94,527	711
	Hasbro Inc.	24,610	683
	Pulte Homes Inc.	61,685	678
	DeVry Inc.	12,166	673
	Scripps Networks Interactive Inc. Class A	17,385	642
*,^ Sears Holdings Corp.		9,698	633
	DR Horton Inc.	53,927	615
	Leggett & Platt Inc.	30,944	600
	Gannett Co. Inc.	46,412	581
	Wyndham Worldwide Corp.	35,476	579
	Washington Post Co. Class B	1,228	575
	Abercrombie & Fitch Co.	17,339	570
	Black & Decker Corp.	11,926	552
	Harman International Industries Inc.	13,678	463
	Lennar Corp. Class A	30,745	438
	Comcast Corp.	26,563	427
	RadioShack Corp.	24,680	409
*	Big Lots Inc.	16,234	406
*	Office Depot Inc.	54,396	360
*	AutoNation Inc.	18,341	332
	Eastman Kodak Co.	53,153	254
	KB Home	14,675	244
	Meredith Corp.	7,102	213
	New York Times Co. Class A	23,211	188
			166,593
Consumer Staples (11.5%)
	Procter & Gamble Co.	571,841	33,121
	Coca-Cola Co.	453,998	24,380
	Wal-Mart Stores Inc.	423,050	20,767
	Philip Morris International Inc.	378,895	18,467
	PepsiCo Inc./NC	305,161	17,901
	CVS Caremark Corp.	282,688	10,103
	Kraft Foods Inc.	288,964	7,591
	Colgate-Palmolive Co.	97,643	7,448
	Walgreen Co.	194,357	7,283
	Altria Group Inc.	405,782	7,227
	Costco Wholesale Corp.	85,188	4,810
	Kimberly-Clark Corp.	81,130	4,785
	General Mills Inc.	63,680	4,100
	Archer-Daniels-Midland Co.	125,730	3,674
	Sysco Corp.	116,148	2,886
	Avon Products Inc.	83,619	2,840
	Kroger Co.	127,618	2,634
	Kellogg Co.	50,169	2,470
	HJ Heinz Co.	61,904	2,461
	Lorillard Inc.	32,304	2,400
	ConAgra Foods Inc.	86,877	1,883
	Safeway Inc.	81,837	1,614
	Clorox Co.	27,204	1,600
	Sara Lee Corp.	136,074	1,516
	Molson Coors Brewing Co. Class B	30,602	1,490

Reynolds American Inc.	32,985	1,468
* Dr Pepper Snapple Group Inc.	49,623	1,427
Coca-Cola Enterprises Inc.	62,025	1,328
Hershey Co.	32,370	1,258
JM Smucker Co.	23,450	1,243
Campbell Soup Co.	37,903	1,236
Brown-Forman Corp. Class B	21,443	1,034
Pepsi Bottling Group Inc.	28,171	1,027
McCormick & Co. Inc./MD	25,824	876
Estee Lauder Cos. Inc. Class A	22,998	853
* Whole Foods Market Inc.	27,814	848
Tyson Foods Inc. Class A	59,732	754
SUPERVALU Inc.	41,437	624
* Dean Foods Co.	35,005	623
* Constellation Brands Inc. Class A	39,203	594
Hormel Foods Corp.	13,790	490
		211,134
Energy (11.6%)
Exxon Mobil Corp.	941,465	64,594
Chevron Corp.	392,849	27,668
Schlumberger Ltd.	234,613	13,983
ConocoPhillips	290,483	13,118
Occidental Petroleum Corp.	158,773	12,448
Apache Corp.	65,714	6,035
Anadarko Petroleum Corp.	96,029	6,024
Devon Energy Corp.	86,905	5,851
Halliburton Co.	176,556	4,788
XTO Energy Inc.	113,621	4,695
Marathon Oil Corp.	138,588	4,421
EOG Resources Inc.	49,326	4,119
Chesapeake Energy Corp.	125,628	3,568
* National Oilwell Varco Inc.	82,138	3,543
Hess Corp.	56,936	3,044
* Southwestern Energy Co.	67,700	2,889
Baker Hughes Inc.	60,645	2,587
Spectra Energy Corp.	126,847	2,403
Noble Energy Inc.	33,920	2,237
Murphy Oil Corp.	37,341	2,150
Valero Energy Corp.	110,594	2,144
Williams Cos. Inc.	114,521	2,047
Peabody Energy Corp.	52,304	1,947
* Cameron International Corp.	43,200	1,634
Consol Energy Inc.	35,546	1,603
Range Resources Corp.	30,963	1,528
El Paso Corp.	137,100	1,415
Diamond Offshore Drilling Inc.	13,693	1,308
* FMC Technologies Inc.	24,093	1,259
Smith International Inc.	43,370	1,245
ENSCO International Inc.	27,739	1,180
* Nabors Industries Ltd.	55,331	1,156
BJ Services Co.	57,065	1,109
Pioneer Natural Resources Co.	22,549	818
* Denbury Resources Inc.	49,265	745
Cabot Oil & Gas Corp.	20,542	734
Sunoco Inc.	23,093	657
Rowan Cos. Inc.	22,358	516
Massey Energy Co.	16,859	470

Tesoro Corp./Texas	27,223	408
		214,088
Financials (15.1%)
JPMorgan Chase & Co.	770,416	33,760
Bank of America Corp.	1,694,948	28,679
Wells Fargo & Co.	915,176	25,790
Goldman Sachs Group Inc.	100,128	18,459
Citigroup Inc.	2,555,019	12,366
Morgan Stanley	266,198	8,220
US Bancorp	374,529	8,187
American Express Co.	232,925	7,896
Bank of New York Mellon Corp.	235,562	6,829
MetLife Inc.	160,332	6,104
Travelers Cos. Inc.	111,180	5,473
State Street Corp.	96,826	5,093
Prudential Financial Inc.	90,611	4,522
PNC Financial Services Group Inc.	90,303	4,388
CME Group Inc.	13,004	4,008
Aflac Inc.	91,508	3,911
Simon Property Group Inc.	55,761	3,871
BB&T Corp.	133,508	3,637
Charles Schwab Corp.	186,414	3,570
Chubb Corp.	68,461	3,451
Allstate Corp.	105,355	3,226
Capital One Financial Corp.	89,124	3,184
Franklin Resources Inc.	29,405	2,958
Northern Trust Corp.	47,258	2,749
Marsh & McLennan Cos. Inc.	102,900	2,545
Loews Corp.	71,461	2,448
T Rowe Price Group Inc.	50,353	2,301
* Progressive Corp.	133,158	2,208
SunTrust Banks Inc.	97,551	2,200
AON Corp.	53,974	2,196
Public Storage	26,540	1,997
Hartford Financial Services Group Inc.	75,177	1,992
Vornado Realty Trust	30,717	1,978
Invesco Ltd.	81,256	1,849
Ameriprise Financial Inc.	49,788	1,809
Boston Properties Inc.	27,078	1,775
Principal Financial Group Inc.	62,718	1,718
Discover Financial Services	104,708	1,699
HCP Inc.	57,218	1,644
Equity Residential	53,500	1,642
Fifth Third Bancorp	155,466	1,575
Lincoln National Corp.	58,955	1,528
NYSE Euronext	50,774	1,467
Regions Financial Corp.	231,840	1,440
* IntercontinentalExchange Inc.	14,377	1,397
Host Hotels & Resorts Inc.	118,685	1,397
Unum Group	64,723	1,388
Hudson City Bancorp Inc.	91,929	1,209
Ventas Inc.	30,593	1,178
XL Capital Ltd. Class A	66,883	1,168
* American International Group Inc.	26,308	1,160
AvalonBay Communities Inc.	15,624	1,136
Genworth Financial Inc. Class A	94,208	1,126
Keycorp	172,537	1,121

People's United Financial Inc.	68,126	1,060
ProLogis	86,495	1,031
^ M&T Bank Corp.	16,314	1,017
Legg Mason Inc.	31,624	981
Plum Creek Timber Co. Inc.	31,842	976
Health Care REIT Inc.	23,396	974
Kimco Realty Corp.	73,450	958
* Leucadia National Corp.	37,081	917
Comerica Inc.	29,528	876
Cincinnati Financial Corp.	31,829	827
* SLM Corp.	91,435	797
Moody's Corp.	38,354	785
Assurant Inc.	23,280	746
Torchmark Corp.	16,404	712
Huntington Bancshares Inc./OH	129,645	611
* NASDAQ OMX Group Inc.	27,957	588
Marshall & Ilsley Corp.	72,315	584
* First Horizon National Corp.	43,110	570
* CB Richard Ellis Group Inc. Class A	46,944	551
Janus Capital Group Inc.	35,433	502
Federated Investors Inc. Class B	17,277	456
Zions Bancorporation	24,835	446
Apartment Investment & Management Co.	22,953	339
* E*Trade Financial Corp.	180,779	316
* MBIA Inc.	30,778	239
		278,481
Health Care (13.0%)
Johnson & Johnson	539,893	32,874
Pfizer Inc.	1,322,219	21,883
Abbott Laboratories	302,803	14,980
Merck & Co. Inc./NJ	413,061	13,065
Wyeth	261,495	12,703
* Amgen Inc.	198,880	11,979
Schering-Plough Corp.	320,084	9,042
Bristol-Myers Squibb Co.	388,019	8,738
* Gilead Sciences Inc.	177,090	8,249
Medtronic Inc.	216,834	7,979
Baxter International Inc.	118,012	6,728
Eli Lilly & Co.	198,060	6,542
UnitedHealth Group Inc.	227,639	5,700
* Medco Health Solutions Inc.	92,754	5,130
* Celgene Corp.	89,820	5,021
* WellPoint Inc.	93,056	4,407
* Express Scripts Inc.	53,690	4,165
* Thermo Fisher Scientific Inc.	80,168	3,501
Allergan Inc./United States	60,392	3,428
Becton Dickinson and Co.	46,881	3,270
* Boston Scientific Corp.	296,040	3,135
McKesson Corp.	52,284	3,114
* Genzyme Corp.	52,874	3,000
* Biogen Idec Inc.	56,740	2,867
* St Jude Medical Inc.	68,120	2,657
Stryker Corp.	55,459	2,520
Aetna Inc.	85,764	2,387
* Zimmer Holdings Inc.	42,025	2,246
* Intuitive Surgical Inc.	7,451	1,954
Cardinal Health Inc.	70,650	1,893

* Forest Laboratories Inc.	58,924	1,735
* Life Technologies Corp.	34,653	1,613
Quest Diagnostics Inc./DE	30,507	1,592
CR Bard Inc.	19,171	1,507
CIGNA Corp.	53,359	1,499
* Hospira Inc.	31,639	1,411
* Laboratory Corp. of America Holdings	21,141	1,389
AmerisourceBergen Corp. Class A	57,980	1,298
* Humana Inc.	33,145	1,236
* DaVita Inc.	20,490	1,161
* Waters Corp.	18,794	1,050
* Varian Medical Systems Inc.	24,454	1,030
DENTSPLY International Inc.	29,024	1,002
* Mylan Inc./PA	59,579	954
* Cephalon Inc.	14,724	858
* Millipore Corp.	10,989	773
* CareFusion Corp.	35,375	771
* Watson Pharmaceuticals Inc.	20,860	764
* Coventry Health Care Inc.	29,391	587
IMS Health Inc.	35,985	552
* King Pharmaceuticals Inc.	48,873	526
* Tenet Healthcare Corp.	85,094	500
* Patterson Cos. Inc.	18,040	492
PerkinElmer Inc.	23,096	444
		239,901
Industrials (10.2%)
General Electric Co.	2,081,930	34,185
United Technologies Corp.	184,332	11,231
United Parcel Service Inc. Class B	194,733	10,997
3M Co.	136,807	10,096
Boeing Co.	142,218	7,701
Caterpillar Inc.	121,651	6,244
Emerson Electric Co.	147,200	5,900
Union Pacific Corp.	98,722	5,760
Honeywell International Inc.	147,280	5,471
Lockheed Martin Corp.	63,153	4,931
General Dynamics Corp.	75,362	4,868
FedEx Corp.	61,189	4,603
Burlington Northern Santa Fe Corp.	51,216	4,089
Raytheon Co.	76,213	3,656
Deere & Co.	82,816	3,555
Danaher Corp.	50,860	3,424
Northrop Grumman Corp.	62,299	3,224
Illinois Tool Works Inc.	75,400	3,220
CSX Corp.	76,719	3,212
Norfolk Southern Corp.	71,964	3,102
Waste Management Inc.	96,430	2,876
Precision Castparts Corp.	27,414	2,793
PACCAR Inc.	71,348	2,691
CH Robinson Worldwide Inc.	32,965	1,904
ITT Corp.	35,855	1,870
L-3 Communications Holdings Inc.	22,916	1,841
Eaton Corp.	32,348	1,831
Fluor Corp.	35,168	1,788
Cummins Inc.	39,456	1,768
Republic Services Inc. Class A	62,982	1,673
Parker Hannifin Corp.	31,374	1,626

Rockwell Collins Inc.	30,912	1,570
Expeditors International of Washington Inc.	41,540	1,460
Dover Corp.	36,376	1,410
Southwest Airlines Co.	144,853	1,391
Goodrich Corp.	24,219	1,316
Rockwell Automation Inc./DE	27,658	1,178
* Jacobs Engineering Group Inc.	24,132	1,109
WW Grainger Inc.	12,260	1,096
Flowserve Corp.	10,901	1,074
Pitney Bowes Inc.	40,858	1,015
Textron Inc.	53,102	1,008
Fastenal Co.	25,858	1,001
* Iron Mountain Inc.	35,208	939
Masco Corp.	70,195	907
* Quanta Services Inc.	38,994	863
RR Donnelley & Sons Co.	40,559	862
* Stericycle Inc.	16,818	815
Avery Dennison Corp.	22,308	803
Cintas Corp.	25,650	777
Dun & Bradstreet Corp.	10,242	771
Pall Corp.	23,091	745
Robert Half International Inc.	29,559	740
Equifax Inc.	25,020	729
Stanley Works	15,714	671
* Monster Worldwide Inc.	25,021	437
Ryder System Inc.	11,023	431
Snap-On Inc.	11,536	401
* Raytheon Co. Warrants Exp. 06/16/2011	727	8
		187,657
Information Technology (18.6%)
Microsoft Corp.	1,518,749	39,320
* Apple Inc.	175,484	32,529
International Business Machines Corp.	256,769	30,712
* Cisco Systems Inc.	1,130,009	26,600
* Google Inc. Class A	47,128	23,368
Hewlett-Packard Co.	464,447	21,927
Intel Corp.	1,096,734	21,463
Oracle Corp.	765,140	15,946
QUALCOMM Inc.	325,585	14,645
* EMC Corp./Massachusetts	396,082	6,749
Texas Instruments Inc.	247,101	5,854
* eBay Inc.	219,923	5,192
* Dell Inc.	337,139	5,145
Corning Inc.	304,496	4,662
* Yahoo! Inc.	233,621	4,161
Automatic Data Processing Inc.	98,322	3,864
Motorola Inc.	449,586	3,862
Mastercard Inc. Class A	18,797	3,800
Applied Materials Inc.	261,957	3,510
* Adobe Systems Inc.	102,841	3,398
* Juniper Networks Inc.	102,941	2,781
* Symantec Corp.	160,004	2,635
Western Union Co.	137,811	2,607
* Broadcom Corp. Class A	84,817	2,603
* Cognizant Technology Solutions Corp. Class A	57,670	2,230
* Agilent Technologies Inc.	67,778	1,886
Paychex Inc.	62,805	1,824

* Intuit Inc.	63,166	1,800
* NetApp Inc.	66,153	1,765
CA Inc.	78,192	1,719
* Nvidia Corp.	107,607	1,617
* Western Digital Corp.	44,128	1,612
* Computer Sciences Corp.	29,796	1,571
Analog Devices Inc.	56,897	1,569
* Fiserv Inc.	30,371	1,464
* Citrix Systems Inc.	36,004	1,412
* Micron Technology Inc.	165,560	1,358
* BMC Software Inc.	36,147	1,357
* McAfee Inc.	30,900	1,353
* Sun Microsystems Inc.	147,959	1,345
Xerox Corp.	170,686	1,321
Amphenol Corp. Class A	33,450	1,260
Xilinx Inc.	53,810	1,260
* Salesforce.com Inc.	21,340	1,215
Kla-Tencor Corp.	33,593	1,205
* Electronic Arts Inc.	63,140	1,203
Linear Technology Corp.	43,438	1,200
Altera Corp.	57,385	1,177
* Autodesk Inc.	45,210	1,076
* Affiliated Computer Services Inc. Class A	19,120	1,036
* Red Hat Inc.	36,868	1,019
Harris Corp.	25,840	972
* SanDisk Corp.	44,371	963
Fidelity National Information Services Inc.	37,360	953
Microchip Technology Inc.	35,707	946
* Teradata Corp.	33,781	930
* VeriSign Inc.	38,164	904
* FLIR Systems Inc.	29,722	831
* MEMC Electronic Materials Inc.	44,318	737
* LSI Corp.	126,927	697
* Akamai Technologies Inc.	34,172	673
National Semiconductor Corp.	45,713	652
* Advanced Micro Devices Inc.	110,642	626
Total System Services Inc.	38,508	620
Molex Inc.	26,429	552
* Tellabs Inc.	78,158	541
Jabil Circuit Inc.	35,941	482
* Novellus Systems Inc.	19,389	407
* QLogic Corp.	23,596	406
* Compuware Corp.	46,474	341
* Lexmark International Inc. Class A	15,316	330
* Teradyne Inc.	34,437	319
* JDS Uniphase Corp.	43,535	310
* Novell Inc.	67,859	306
* Ciena Corp.	17,950	292
* Convergys Corp.	24,022	239
		341,216
Materials (3.5%)
Monsanto Co.	106,880	8,273
Dow Chemical Co.	224,025	5,840
EI Du Pont de Nemours & Co.	176,946	5,687
Freeport-McMoRan Copper & Gold Inc.	80,658	5,534
Praxair Inc.	60,009	4,902
Newmont Mining Corp.	95,937	4,223

Air Products & Chemicals Inc.	41,095	3,188
Nucor Corp.	61,820	2,906
Alcoa Inc.	190,616	2,501
Ecolab Inc.	46,536	2,151
International Paper Co.	84,998	1,890
PPG Industries Inc.	32,458	1,889
Weyerhaeuser Co.	41,326	1,515
Vulcan Materials Co.	24,437	1,321
Sigma-Aldrich Corp.	23,846	1,287
United States Steel Corp.	27,987	1,242
* Owens-Illinois Inc.	32,869	1,213
Ball Corp.	18,336	902
CF Industries Holdings Inc.	9,580	826
FMC Corp.	14,153	796
Airgas Inc.	15,974	773
Eastman Chemical Co.	14,353	768
MeadWestvaco Corp.	33,837	755
* Pactiv Corp.	26,142	681
Allegheny Technologies Inc.	19,373	678
Sealed Air Corp.	31,416	617
International Flavors & Fragrances Inc.	15,542	590
Bemis Co. Inc.	21,281	551
AK Steel Holding Corp.	21,600	426
Titanium Metals Corp.	16,800	161
		64,086
Telecommunication Services (3.2%)
AT&T Inc.	1,155,851	31,220
Verizon Communications Inc.	556,485	16,845
* American Tower Corp. Class A	77,506	2,821
* Sprint Nextel Corp.	564,823	2,231
CenturyTel Inc.	58,404	1,962
Qwest Communications International Inc.	289,347	1,103
Windstream Corp.	85,507	866
* MetroPCS Communications Inc.	51,192	479
Frontier Communications Corp.	61,636	465
		57,992
Utilities (3.7%)
Exelon Corp.	129,073	6,405
Southern Co.	155,886	4,937
FPL Group Inc.	80,538	4,448
Dominion Resources Inc./VA	116,562	4,021
Duke Energy Corp.	254,023	3,998
Public Service Enterprise Group Inc.	99,030	3,113
Entergy Corp.	38,340	3,062
PG&E Corp.	72,584	2,939
American Electric Power Co. Inc.	93,660	2,903
FirstEnergy Corp.	59,862	2,737
Sempra Energy	48,229	2,402
PPL Corp.	74,035	2,246
Consolidated Edison Inc.	53,796	2,202
Edison International	63,894	2,146
Progress Energy Inc.	54,901	2,144
* AES Corp.	130,395	1,932
Xcel Energy Inc.	89,117	1,715
Constellation Energy Group Inc.	39,437	1,277
Questar Corp.	33,982	1,276
Ameren Corp.	45,511	1,151

DTE Energy Co.			32,389	1,138
EQT Corp.			25,553	1,089
Wisconsin Energy Corp.			22,785	1,029
Centerpoint Energy Inc.			75,417	937
Allegheny Energy Inc.			33,072	877
Northeast Utilities			34,656	823
SCANA Corp.			21,451	749
NiSource Inc.			53,672	746
Pinnacle West Capital Corp.			19,756	648
Pepco Holdings Inc.			43,016	640
CMS Energy Corp.			44,781	600
TECO Energy Inc.			42,149	593
Integrys Energy Group Inc.			15,122	543
Nicor Inc.			8,938	327
* Dynegy Inc. Class A			100,769	257
				68,050
Total Common Stocks (Cost $2,100,044)				1,829,198
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.267%		7,131,865	7,132

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.290%	10/29/09	1,000	1,000
[4,5] Freddie Mac Discount Notes	0.260%	12/22/09	1,000	1,000
				2,000
Total Temporary Cash Investments (Cost $9,131)				9,132
Total Investments (100.0%) (Cost $2,109,175)				1,838,330
Other Assets and Liabilities-Net (0.0%)[3]				83
Net Assets (100%)				1,838,413

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,093,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $1,131,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $2,000,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Vanguard Equity Index Portfolio

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2009, the cost of investment securities for tax purposes was $2,109,175,000. Net unrealized depreciation of investment securities for tax purposes was $270,845,000, consisting of unrealized gains of $192,915,000 on securities that had risen in value since their purchase and $463,760,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value (Depreciation)
S&P 500 Index	December 2009	34	8,950	224

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Equity Index Portfolio

Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,829,198	—	—
Temporary Cash Investments	7,132	2,000	—
Futures Contracts—Liabilities[1]	(16)	—	—
Total	1,836,314	2,000	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Growth Portfolio

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (96.6%)[1]
Consumer Discretionary (8.9%)
* Kohl's Corp.	110,265	6,291
Johnson Controls Inc.	111,800	2,857
Target Corp.	52,300	2,441
McDonald's Corp.	38,800	2,214
Lowe's Cos. Inc.	103,000	2,157
* Discovery Communications Inc. Class A	72,300	2,089
* O'Reilly Automotive Inc.	29,300	1,059
Yum! Brands Inc.	26,400	891
* Amazon.com Inc.	9,500	887
Walt Disney Co.	21,200	582
Carnival Corp.	16,400	546
		22,014
Consumer Staples (5.9%)
PepsiCo Inc./NC	86,400	5,068
Costco Wholesale Corp.	56,500	3,190
Colgate-Palmolive Co.	30,150	2,300
CVS Caremark Corp.	54,390	1,944
Wal-Mart Stores Inc.	26,650	1,308
Mead Johnson Nutrition Co. Class A	10,400	469
General Mills Inc.	5,100	329
		14,608
Energy (9.0%)
Schlumberger Ltd.	145,140	8,651
Occidental Petroleum Corp.	44,700	3,505
Suncor Energy Inc.	77,670	2,684
* Cameron International Corp.	52,320	1,979
Apache Corp.	21,260	1,952
Petroleo Brasileiro SA ADR	21,900	1,005
EOG Resources Inc.	11,160	932
* National Oilwell Varco Inc.	21,500	927
Petroleo Brasileiro SA ADR Series A	14,000	550
		22,185
Exchange-Traded Fund (0.2%)
2 Vanguard Growth ETF	8,500	419

Financials (13.2%)
Goldman Sachs Group Inc.	55,518	10,235
JPMorgan Chase & Co.	199,400	8,738
CME Group Inc.	12,941	3,988
Credit Suisse Group AG ADR	43,400	2,415
Franklin Resources Inc.	19,500	1,962
Invesco Ltd.	84,400	1,921
Charles Schwab Corp.	62,300	1,193
Bank of America Corp.	63,800	1,079
Principal Financial Group Inc.	38,900	1,065
		32,596

Health Care (12.0%)
* Gilead Sciences Inc.	134,710	6,275
Alcon Inc.	35,365	4,904
* Celgene Corp.	83,600	4,673
Teva Pharmaceutical Industries Ltd. ADR	79,310	4,010
Baxter International Inc.	61,620	3,513
* Medco Health Solutions Inc.	54,600	3,020
* Thermo Fisher Scientific Inc.	47,450	2,072
Allergan Inc./United States	22,270	1,264
		29,731
Industrials (10.2%)
Danaher Corp.	76,395	5,143
United Parcel Service Inc. Class B	56,990	3,218
Illinois Tool Works Inc.	69,700	2,977
* Vestas Wind Systems A/S ADR	78,400	1,905
Rockwell Automation Inc./DE	37,300	1,589
Roper Industries Inc.	28,570	1,456
FedEx Corp.	19,300	1,452
WW Grainger Inc.	16,200	1,448
JB Hunt Transport Services Inc.	42,440	1,364
Union Pacific Corp.	23,000	1,342
United Technologies Corp.	19,100	1,164
* Quanta Services Inc.	51,400	1,137
* Cooper Industries PLC Class A	23,800	894
		25,089
Information Technology (31.8%)
* Apple Inc.	79,706	14,775
* Google Inc. Class A	27,645	13,708
Hewlett-Packard Co.	194,070	9,162
QUALCOMM Inc.	191,335	8,606
Intel Corp.	312,080	6,107
Microsoft Corp.	173,315	4,487
* Cisco Systems Inc.	169,910	4,000
* EMC Corp./Massachusetts	211,000	3,596
Kla-Tencor Corp.	50,300	1,804
Altera Corp.	78,500	1,610
* Cognizant Technology Solutions Corp. Class A	38,800	1,500
* Juniper Networks Inc.	55,400	1,497
Visa Inc. Class A	20,500	1,417
* McAfee Inc.	30,400	1,331
Amphenol Corp. Class A	34,500	1,300
* Broadcom Corp. Class A	39,300	1,206
* Activision Blizzard Inc.	88,600	1,098
* Adobe Systems Inc.	28,190	931
* Yahoo! Inc.	18,300	326
* Lam Research Corp.	7,000	239
		78,700
Materials (5.4%)
Freeport-McMoRan Copper & Gold Inc.	39,200	2,690
Praxair Inc.	32,920	2,689
ArcelorMittal	61,800	2,295
Air Products & Chemicals Inc.	22,600	1,753
Rio Tinto PLC ADR	9,800	1,669
Ecolab Inc.	27,900	1,290

Monsanto Co.			12,570	973
				13,359
Total Common Stocks (Cost $228,388)				238,701
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.9%)[1]
Money Market Fund (3.1%)
3 Vanguard Market Liquidity Fund	0.267%		7,694,577	7,695

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.8%)
[4,5] Federal Home Loan Bank Discount Notes	0.220%	3/26/10	2,000	1,998
Total Temporary Cash Investments (Cost $9,692)				9,693
Total Investments (100.5%) (Cost $238,080)				248,394
Other Assets and Liabilities-Net (-0.5%)				(1,332)
Net Assets (100%)				247,062

* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.9% and 0.6%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $1,998,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2009, the cost of investment securities for tax purposes was $238,080,000. Net unrealized appreciation of investment securities for tax purposes was $10,314,000, consisting of unrealized gains of $20,973,000 on securities that had risen in value since their purchase and $10,659,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the

Vanguard Growth Portfolio

use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:
				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	December 2009	15	3,948	129
S&P MidCap 400 Index	December 2009	7	2,412	33
E-mini S&P 500 Index	December 2009	35	1,843	8

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	238,701	—	—
Temporary Cash Investments	7,695	1,998	—
Futures Contracts—Liabilities[1]	(19)	—	—
Total	246,377	1,998	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Mid-Cap Index Portfolio

Schedule of Investments
As of September 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (15.0%)
	Mattel Inc.	128,290	2,368
*	priceline.com Inc.	14,169	2,349
	International Game Technology	105,990	2,277
	H&R Block Inc.	121,547	2,234
*	Liberty Media Corp. - Interactive	202,876	2,226
	Starwood Hotels & Resorts Worldwide Inc.	66,898	2,210
	Genuine Parts Co.	57,083	2,173
	Ross Stores Inc.	45,414	2,169
	Cablevision Systems Corp. Class A	88,528	2,103
	Harley-Davidson Inc.	84,035	1,933
*	Wynn Resorts Ltd.	26,375	1,870
	Whirlpool Corp.	26,441	1,850
	Tim Hortons Inc.	64,884	1,836
	Nordstrom Inc.	57,968	1,770
*	O'Reilly Automotive Inc.	48,599	1,756
	Tiffany & Co.	44,432	1,712
*	Expedia Inc.	70,624	1,691
	Limited Brands Inc.	97,826	1,662
*	Carmax Inc.	78,806	1,647
	Darden Restaurants Inc.	46,514	1,587
*	Dollar Tree Inc.	32,184	1,567
	Newell Rubbermaid Inc.	99,211	1,557
	Polo Ralph Lauren Corp. Class A	20,070	1,538
*	ITT Educational Services Inc.	13,663	1,509
*	GameStop Corp. Class A	56,059	1,484
*	Goodyear Tire & Rubber Co.	82,391	1,403
	Virgin Media Inc.	99,867	1,390
*	Discovery Communications Inc. Class A	48,071	1,389
*	Urban Outfitters Inc.	45,181	1,363
	Pulte Homes Inc.	122,446	1,346
	Advance Auto Parts Inc.	34,157	1,342
*	Discovery Communications Inc.	50,361	1,311
*	Interpublic Group of Cos. Inc.	171,351	1,289
	DeVry Inc.	23,040	1,275
	BorgWarner Inc.	41,648	1,260
	Family Dollar Stores Inc.	47,623	1,257
	Hasbro Inc.	44,973	1,248
*	Royal Caribbean Cruises Ltd.	49,588	1,194
	Scripps Networks Interactive Inc. Class A	32,129	1,187
	DR Horton Inc.	102,309	1,167
*	MGM Mirage	94,532	1,138
	American Eagle Outfitters Inc.	66,333	1,118
	Strayer Education Inc.	5,003	1,089
*	NVR Inc.	1,654	1,054
	Wyndham Worldwide Corp.	63,914	1,043
	Leggett & Platt Inc.	53,454	1,037
	Abercrombie & Fitch Co.	31,336	1,030
	Washington Post Co. Class B	2,180	1,020
	Autoliv Inc.	30,357	1,020

	Black & Decker Corp.	21,561	998
*	Mohawk Industries Inc.	20,858	995
	PetSmart Inc.	44,979	978
*	Toll Brothers Inc.	49,117	960
*	Marvel Entertainment Inc.	18,289	907
*	LKQ Corp.	45,125	837
*	NetFlix Inc.	17,569	811
	Harman International Industries Inc.	23,653	801
*	AutoNation Inc.	41,281	746
	Guess? Inc.	19,778	733
*	Lamar Advertising Co. Class A	26,116	717
	Wendy's/Arby's Group Inc. Class A	143,281	678
	Foot Locker Inc.	55,507	663
*	Penn National Gaming Inc.	23,927	662
	Burger King Holdings Inc.	33,855	595
	Lennar Corp. Class A	41,422	590
	Brinker International Inc.	36,620	576
*	Chipotle Mexican Grill Inc. Class B	6,198	516
*,^ Chipotle Mexican Grill Inc. Class A		5,255	510
	WABCO Holdings Inc.	22,788	479
	Weight Watchers International Inc.	12,468	342
*	Clear Channel Outdoor Holdings Inc. Class A	14,219	100
	Lennar Corp. Class B	4,820	54
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	570	—
			91,296
Consumer Staples (4.4%)
	Bunge Ltd.	47,438	2,970
*	Dr Pepper Snapple Group Inc.	90,800	2,610
	JM Smucker Co.	42,355	2,245
*	Whole Foods Market Inc.	50,363	1,536
*	Energizer Holdings Inc.	23,056	1,529
	Estee Lauder Cos. Inc. Class A	40,246	1,492
	McCormick & Co. Inc./MD	42,294	1,435
	Church & Dwight Co. Inc.	25,176	1,428
	Tyson Foods Inc. Class A	104,804	1,324
*	Ralcorp Holdings Inc.	20,200	1,181
*	Dean Foods Co.	64,454	1,147
	SUPERVALU Inc.	75,539	1,138
*	Constellation Brands Inc. Class A	70,477	1,068
*	Hansen Natural Corp.	27,452	1,009
	Hormel Foods Corp.	26,313	935
	Alberto-Culver Co. Class B	31,645	876
	Flowers Foods Inc.	29,704	781
*	Smithfield Foods Inc.	53,321	736
	PepsiAmericas Inc.	22,340	638
	Mead Johnson Nutrition Co. Class A	12,436	561
			26,639
Energy (8.3%)
*	Cameron International Corp.	77,612	2,935
	Consol Energy Inc.	64,573	2,913
	Range Resources Corp.	56,024	2,765
*	PetroHawk Energy Corp.	107,620	2,605
	El Paso Corp.	250,983	2,590
*	FMC Technologies Inc.	44,237	2,311
	ENSCO International Inc.	50,827	2,162
*	Nabors Industries Ltd.	101,192	2,115
	BJ Services Co.	104,460	2,030

* Newfield Exploration Co.	47,353	2,015
* Pride International Inc.	62,194	1,893
* Alpha Natural Resources Inc.	42,782	1,502
Helmerich & Payne Inc.	37,789	1,494
Pioneer Natural Resources Co.	40,693	1,477
* Plains Exploration & Production Co.	49,135	1,359
* Denbury Resources Inc.	88,862	1,345
Cabot Oil & Gas Corp.	37,121	1,327
Cimarex Energy Co.	29,692	1,286
Arch Coal Inc.	57,125	1,264
* Kinder Morgan Management LLC	26,432	1,252
* EXCO Resources Inc.	64,234	1,201
Sunoco Inc.	41,763	1,188
* Oceaneering International Inc.	19,562	1,110
Rowan Cos. Inc.	40,582	936
* Dresser-Rand Group Inc.	29,571	919
Tidewater Inc.	18,564	874
Massey Energy Co.	30,673	855
Patterson-UTI Energy Inc.	54,942	830
Tesoro Corp./Texas	49,606	743
* Forest Oil Corp.	37,175	728
* Quicksilver Resources Inc.	42,205	599
* SandRidge Energy Inc.	45,508	590
Frontier Oil Corp.	37,593	523
* Continental Resources Inc./OK	12,150	476
* CNX Gas Corp.	10,889	334
		50,546
Financials (17.6%)
Discover Financial Services	192,392	3,123
Hartford Financial Services Group Inc.	116,439	3,086
HCP Inc.	104,087	2,991
Lincoln National Corp.	105,891	2,744
Fifth Third Bancorp	270,552	2,741
Unum Group	118,490	2,540
Host Hotels & Resorts Inc.	212,124	2,497
Regions Financial Corp.	392,190	2,436
Ventas Inc.	56,080	2,159
* IntercontinentalExchange Inc.	22,138	2,152
XL Capital Ltd. Class A	122,443	2,138
AvalonBay Communities Inc.	28,549	2,076
People's United Financial Inc.	124,513	1,937
Everest Re Group Ltd.	22,062	1,935
ProLogis	158,333	1,887
Keycorp	278,926	1,813
Plum Creek Timber Co. Inc.	58,361	1,788
Health Care REIT Inc.	42,913	1,786
Willis Group Holdings Ltd.	59,971	1,692
Kimco Realty Corp.	127,853	1,667
Comerica Inc.	54,176	1,607
Legg Mason Inc.	50,750	1,575
PartnerRe Ltd.	20,267	1,559
Axis Capital Holdings Ltd.	48,500	1,464
* SLM Corp.	167,190	1,458
Cincinnati Financial Corp.	55,211	1,435
Assurant Inc.	42,197	1,353
New York Community Bancorp Inc.	117,202	1,338
WR Berkley Corp.	51,590	1,304

Federal Realty Investment Trust	21,107	1,295
Torchmark Corp.	29,530	1,283
RenaissanceRe Holdings Ltd.	22,323	1,222
Fidelity National Financial Inc. Class A	79,914	1,205
Liberty Property Trust	36,845	1,199
AMB Property Corp.	52,181	1,198
Digital Realty Trust Inc.	25,931	1,185
Reinsurance Group of America Inc. Class A	26,099	1,164
Rayonier Inc.	28,196	1,154
Nationwide Health Properties Inc.	36,876	1,143
Huntington Bancshares Inc./OH	242,561	1,142
Eaton Vance Corp.	39,509	1,106
* Markel Corp.	3,344	1,103
HCC Insurance Holdings Inc.	40,185	1,099
* NASDAQ OMX Group Inc.	50,655	1,066
Regency Centers Corp.	28,613	1,060
Old Republic International Corp.	85,895	1,046
* First Horizon National Corp.	78,334	1,036
* Arch Capital Group Ltd.	15,126	1,022
* Jefferies Group Inc.	36,803	1,002
Cullen/Frost Bankers Inc.	19,169	990
Marshall & Ilsley Corp.	120,279	971
* St Joe Co.	33,013	961
Duke Realty Corp.	79,887	959
* Affiliated Managers Group Inc.	14,722	957
Realty Income Corp.	37,297	957
Transatlantic Holdings Inc.	19,058	956
* CB Richard Ellis Group Inc. Class A	80,842	949
Camden Property Trust	23,448	945
SEI Investments Co.	47,961	944
First American Corp.	28,252	915
Janus Capital Group Inc.	64,404	913
Hospitality Properties Trust	43,846	893
White Mountains Insurance Group Ltd.	2,858	877
Federated Investors Inc. Class B	33,206	876
Macerich Co.	28,774	873
Commerce Bancshares Inc./Kansas City MO	23,270	867
Validus Holdings Ltd.	33,586	867
UDR Inc.	53,842	847
Brown & Brown Inc.	43,175	827
Raymond James Financial Inc.	35,038	816
Weingarten Realty Investors	40,719	811
Zions Bancorporation	39,315	707
American Financial Group Inc./OH	26,928	687
Greenhill & Co. Inc.	7,033	630
City National Corp./CA	15,596	607
TCF Financial Corp.	41,211	537
Associated Banc-Corp	43,420	496
Odyssey Re Holdings Corp.	7,575	491
TFS Financial Corp.	33,241	396
BOK Financial Corp.	8,467	392
Mercury General Corp.	9,679	350
Capitol Federal Financial	7,849	258
		106,533
Health Care (10.5%)
* Intuitive Surgical Inc.	13,545	3,552
* Life Technologies Corp.	62,415	2,905

* Hospira Inc.	57,462	2,563
AmerisourceBergen Corp. Class A	107,856	2,414
* Vertex Pharmaceuticals Inc.	62,021	2,351
* Humana Inc.	60,740	2,266
* DaVita Inc.	37,033	2,098
* Waters Corp.	34,533	1,929
* Varian Medical Systems Inc.	44,878	1,891
* Illumina Inc.	43,939	1,867
* Cerner Corp.	24,453	1,829
* Henry Schein Inc.	32,308	1,774
* Mylan Inc./PA	109,362	1,751
DENTSPLY International Inc.	50,555	1,746
Beckman Coulter Inc.	24,347	1,678
* Cephalon Inc.	26,469	1,542
* Hologic Inc.	91,703	1,498
* CareFusion Corp.	64,540	1,407
* Edwards Lifesciences Corp.	20,056	1,402
* Millipore Corp.	19,826	1,394
* Watson Pharmaceuticals Inc.	35,920	1,316
* Alexion Pharmaceuticals Inc.	29,288	1,304
* Covance Inc.	22,835	1,236
* ResMed Inc.	27,004	1,221
* Mettler-Toledo International Inc.	11,994	1,087
* Coventry Health Care Inc.	53,243	1,063
* Idexx Laboratories Inc.	21,102	1,055
* Community Health Systems Inc.	33,029	1,055
* Inverness Medical Innovations Inc.	26,793	1,038
IMS Health Inc.	64,877	996
* King Pharmaceuticals Inc.	88,975	958
Omnicare Inc.	42,470	956
Perrigo Co.	28,088	955
* Endo Pharmaceuticals Holdings Inc.	41,987	950
* Myriad Genetics Inc.	34,118	935
* Patterson Cos. Inc.	32,774	893
* Charles River Laboratories International Inc.	23,713	877
Pharmaceutical Product Development Inc.	38,015	834
Techne Corp.	12,694	794
* Lincare Holdings Inc.	25,389	793
* Warner Chilcott PLC Class A	35,958	777
* Gen-Probe Inc.	18,663	773
* Kinetic Concepts Inc.	19,116	707
* Amylin Pharmaceuticals Inc.	50,399	690
* Health Net Inc.	37,060	571
* Abraxis Bioscience Inc.	2,910	106
		63,797
Industrials (12.8%)
Rockwell Collins Inc.	56,700	2,880
Dover Corp.	66,648	2,583
* Delta Air Lines Inc.	276,269	2,475
Goodrich Corp.	44,310	2,408
* Cooper Industries PLC Class A	59,568	2,238
Rockwell Automation Inc./DE	50,798	2,164
* McDermott International Inc.	81,716	2,065
* Jacobs Engineering Group Inc.	44,197	2,031
WW Grainger Inc.	22,281	1,991
Flowserve Corp.	20,053	1,976
Fastenal Co.	47,859	1,852

	Pitney Bowes Inc.	73,990	1,839
	Textron Inc.	94,867	1,801
	Joy Global Inc.	36,645	1,793
*	Iron Mountain Inc.	65,051	1,734
	Masco Corp.	128,674	1,662
	Roper Industries Inc.	32,437	1,654
	Manpower Inc.	28,020	1,589
*	Quanta Services Inc.	70,824	1,567
	RR Donnelley & Sons Co.	73,341	1,559
	Cintas Corp.	49,318	1,495
*	Foster Wheeler AG	45,151	1,441
	Dun & Bradstreet Corp.	19,060	1,436
*	Stericycle Inc.	28,887	1,400
	Pall Corp.	42,181	1,362
	AMETEK Inc.	38,412	1,341
	KBR Inc.	57,551	1,340
	Equifax Inc.	45,107	1,314
	Avery Dennison Corp.	36,240	1,305
*	URS Corp.	29,797	1,301
	Robert Half International Inc.	51,917	1,299
	Stanley Works	25,542	1,090
	SPX Corp.	17,523	1,074
	JB Hunt Transport Services Inc.	31,662	1,017
	Harsco Corp.	28,707	1,017
	Pentair Inc.	33,326	984
*	Shaw Group Inc.	29,989	962
	Bucyrus International Inc. Class A	26,812	955
*	AMR Corp.	117,701	936
*	IHS Inc. Class A	18,067	924
*	Alliant Techsystems Inc.	11,766	916
*	AGCO Corp.	33,125	915
	Donaldson Co. Inc.	26,305	911
*	Kansas City Southern	32,799	869
*	Aecom Technology Corp.	31,291	849
*	Navistar International Corp.	22,600	846
*	Copart Inc.	25,366	842
*	FTI Consulting Inc.	18,420	785
*	Terex Corp.	37,679	781
	Ryder System Inc.	19,927	778
*	Covanta Holding Corp.	44,323	754
*	Monster Worldwide Inc.	42,810	748
*	Hertz Global Holdings Inc.	64,750	701
	MSC Industrial Direct Co. Class A	15,590	679
*	Spirit Aerosystems Holdings Inc. Class A	36,876	666
*	Owens Corning	27,291	613
*,^ SunPower Corp. Class A		18,887	565
*	SunPower Corp. Class B	15,117	381
			77,453
Information Technology (16.4%)
*	Marvell Technology Group Ltd.	188,213	3,047
*	Western Digital Corp.	79,698	2,911
*	Computer Sciences Corp.	54,243	2,859
*	Fiserv Inc.	55,698	2,685
	Seagate Technology	175,938	2,676
*	Citrix Systems Inc.	64,685	2,538
*	BMC Software Inc.	66,251	2,486
*	Micron Technology Inc.	299,949	2,460

* McAfee Inc.	55,638	2,436
Amphenol Corp. Class A	61,341	2,311
Xilinx Inc.	98,045	2,296
* Salesforce.com Inc.	39,799	2,266
Linear Technology Corp.	79,520	2,197
Kla-Tencor Corp.	60,841	2,182
* Flextronics International Ltd.	289,822	2,162
Altera Corp.	104,934	2,152
Maxim Integrated Products Inc.	109,007	1,977
* Autodesk Inc.	80,135	1,907
* Red Hat Inc.	67,592	1,868
Harris Corp.	47,839	1,799
* Affiliated Computer Services Inc. Class A	32,584	1,765
* SanDisk Corp.	81,069	1,759
Fidelity National Information Services Inc.	68,554	1,749
Microchip Technology Inc.	65,294	1,730
* Teradata Corp.	61,919	1,704
* VeriSign Inc.	69,146	1,638
* Lam Research Corp.	45,297	1,547
* FLIR Systems Inc.	53,852	1,506
* Avnet Inc.	54,135	1,406
Global Payments Inc.	28,688	1,340
* MEMC Electronic Materials Inc.	79,919	1,329
Lender Processing Services Inc.	34,280	1,308
* SAIC Inc.	74,285	1,303
* LSI Corp.	231,831	1,273
* Cree Inc.	34,630	1,273
* Alliance Data Systems Corp.	20,766	1,268
* Equinix Inc.	13,588	1,250
* Akamai Technologies Inc.	61,723	1,215
* Arrow Electronics Inc.	42,740	1,203
* ON Semiconductor Corp.	142,719	1,177
National Semiconductor Corp.	82,343	1,175
* ANSYS Inc.	31,272	1,172
* Sybase Inc.	29,843	1,161
* Synopsys Inc.	51,453	1,154
* Advanced Micro Devices Inc.	203,158	1,150
* Metavante Technologies Inc.	32,281	1,113
* Hewitt Associates Inc. Class A	30,226	1,101
* Brocade Communications Systems Inc.	138,250	1,087
* Nuance Communications Inc.	70,905	1,061
Factset Research Systems Inc.	16,002	1,060
* Trimble Navigation Ltd.	42,883	1,025
Broadridge Financial Solutions Inc.	50,312	1,011
Total System Services Inc.	60,151	969
* Tellabs Inc.	134,971	934
* Ingram Micro Inc.	52,278	881
Jabil Circuit Inc.	65,240	875
* NCR Corp.	56,799	785
* IAC/InterActiveCorp	37,107	749
* Novellus Systems Inc.	34,977	734
* Dolby Laboratories Inc. Class A	18,715	715
* Cadence Design Systems Inc.	94,348	693
Molex Inc.	32,638	682
Intersil Corp. Class A	43,746	670
* DST Systems Inc.	14,106	632
* Lexmark International Inc. Class A	27,953	602
Molex Inc. Class A	16,068	302

* Avago Technologies Ltd.	16,797	287
		99,738
Materials (6.8%)
Vulcan Materials Co.	43,734	2,365
Sigma-Aldrich Corp.	43,753	2,362
United States Steel Corp.	51,181	2,271
* Owens-Illinois Inc.	60,273	2,224
Lubrizol Corp.	24,162	1,727
Ball Corp.	31,982	1,573
* Crown Holdings Inc.	57,329	1,559
Cliffs Natural Resources Inc.	46,056	1,490
CF Industries Holdings Inc.	16,449	1,418
Martin Marietta Materials Inc.	15,215	1,401
Eastman Chemical Co.	25,975	1,391
FMC Corp.	24,669	1,388
MeadWestvaco Corp.	61,329	1,368
Celanese Corp. Class A	51,442	1,286
Airgas Inc.	26,233	1,269
Terra Industries Inc.	35,753	1,239
* Pactiv Corp.	47,141	1,228
Walter Energy Inc.	18,969	1,139
Sealed Air Corp.	56,645	1,112
Allegheny Technologies Inc.	31,514	1,103
International Flavors & Fragrances Inc.	28,235	1,071
Steel Dynamics Inc.	67,862	1,041
Nalco Holding Co.	49,349	1,011
Reliance Steel & Aluminum Co.	23,676	1,008
Bemis Co. Inc.	38,605	1,000
Sonoco Products Co.	35,826	987
Valspar Corp.	34,121	939
Albemarle Corp.	26,142	904
AK Steel Holding Corp.	39,065	771
Commercial Metals Co.	40,217	720
Scotts Miracle-Gro Co. Class A	16,323	701
Titanium Metals Corp.	42,096	404
		41,470
Telecommunication Services (1.4%)
* NII Holdings Inc.	59,286	1,777
Windstream Corp.	156,171	1,582
* SBA Communications Corp. Class A	37,461	1,013
Frontier Communications Corp.	111,750	843
* MetroPCS Communications Inc.	88,217	826
* Level 3 Communications Inc.	583,817	811
Telephone & Data Systems Inc.	21,738	674
* Leap Wireless International Inc.	22,237	435
Telephone & Data Systems Inc.	14,085	418
* United States Cellular Corp.	6,788	265
		8,644
Utilities (6.7%)
* NRG Energy Inc.	94,971	2,677
Questar Corp.	62,359	2,342
DTE Energy Co.	58,687	2,062
EQT Corp.	44,566	1,899
Wisconsin Energy Corp.	41,862	1,891
Centerpoint Energy Inc.	131,587	1,636
Allegheny Energy Inc.	60,554	1,606
Northeast Utilities	62,776	1,490

SCANA Corp.			41,474	1,447
* Calpine Corp.			124,733	1,437
NiSource Inc.			98,131	1,363
Oneok Inc.			35,824	1,312
MDU Resources Group Inc.			62,672	1,307
NSTAR			38,123	1,213
Pinnacle West Capital Corp.			36,201	1,188
Pepco Holdings Inc.			78,941	1,175
National Fuel Gas Co.			25,641	1,175
OGE Energy Corp.			34,423	1,139
Alliant Energy Corp.			39,694	1,105
CMS Energy Corp.			81,059	1,086
DPL Inc.			41,612	1,086
Energen Corp.			24,254	1,045
TECO Energy Inc.			72,605	1,022
Integrys Energy Group Inc.			27,269	979
NV Energy Inc.			84,136	975
UGI Corp.			38,848	974
American Water Works Co. Inc.			46,815	934
* RRI Energy Inc.			125,476	896
Aqua America Inc.			48,572	857
* Mirant Corp.			51,637	848
* Dynegy Inc. Class A			180,574	460
				40,626
Total Common Stocks (Cost $719,208)				606,742
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.267%		1,694,236	1,694

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.220%	3/26/10	300	300
Total Temporary Cash Investments (Cost $1,994)				1,994
Total Investments (100.2%) (Cost $721,202)				608,736
Other Assets and Liabilities-Net (-0.2%)[3]				(1,287)
Net Assets (100%)				607,449

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $522,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $548,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Vanguard Mid-Cap Index Portfolio

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2009, the cost of investment securities for tax purposes was $721,202,000. Net unrealized depreciation of investment securities for tax purposes was $112,466,000, consisting of unrealized gains of $49,548,000 on securities that had risen in value since their purchase and $162,014,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value (Depreciation)
S&P MidCap 400 Index	December 2009	2	689	10

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Mid-Cap Index Portfolio

Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	606,742	—	—
Temporary Cash Investments	1,694	300	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	608,434	300	—
1 Represents variation margin on the last day of the reporting period.

Vanguard REIT Index Portfolio

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Real Estate Investment Trusts (100.1%)
Diversified REITs (9.0%)
Vornado Realty Trust	247,086	15,915
Liberty Property Trust	159,579	5,191
Washington Real Estate Investment Trust	90,244	2,599
PS Business Parks Inc.	29,675	1,523
Cousins Properties Inc.	130,889	1,084
Investors Real Estate Trust	98,676	892
Colonial Properties Trust	81,957	797
CAPLEASE INC.	73,172	295
Winthrop Realty Trust	21,394	208
* Gramercy Capital Corp./New York	65,952	160
		28,664
Industrial REITs (5.8%)
ProLogis	686,775	8,186
AMB Property Corp.	226,875	5,207
DCT Industrial Trust Inc.	312,248	1,596
EastGroup Properties Inc.	39,260	1,501
DuPont Fabros Technology Inc.	62,602	834
First Potomac Realty Trust	42,921	496
First Industrial Realty Trust Inc.	86,259	453
		18,273
Office REITs (17.6%)
Boston Properties Inc.	211,471	13,862
Digital Realty Trust Inc.	112,119	5,125
SL Green Realty Corp.	115,190	5,051
Duke Realty Corp.	347,115	4,169
Mack-Cali Realty Corp.	119,022	3,848
Alexandria Real Estate Equities Inc.	67,386	3,662
Highwoods Properties Inc.	108,399	3,409
Corporate Office Properties Trust SBI/MD	89,151	3,288
HRPT Properties Trust	347,061	2,610
Brandywine Realty Trust	191,045	2,109
BioMed Realty Trust Inc.	151,805	2,095
Douglas Emmett Inc.	151,046	1,855
Kilroy Realty Corp.	65,064	1,805
Franklin Street Properties Corp.	109,930	1,440
Lexington Realty Trust	137,482	701
Parkway Properties Inc./Md	33,636	663
		55,692
Residential REITs (15.5%)
Equity Residential	424,888	13,044
AvalonBay Communities Inc.	123,888	9,010
Camden Property Trust	101,345	4,084
UDR Inc.	233,175	3,670
Essex Property Trust Inc.	42,515	3,383
Apartment Investment & Management Co.	181,673	2,680
BRE Properties Inc.	79,367	2,484
Home Properties Inc.	51,011	2,198
American Campus Communities Inc.	78,855	2,117

Mid-America Apartment Communities Inc.	43,884	1,981
Equity Lifestyle Properties Inc.	44,183	1,891
Post Properties Inc.	74,482	1,341
Sun Communities Inc.	27,594	594
Education Realty Trust Inc.	83,041	492
		48,969
Retail REITs (24.9%)
Simon Property Group Inc.	439,031	30,482
Kimco Realty Corp.	554,753	7,234
Federal Realty Investment Trust	91,650	5,625
Regency Centers Corp.	124,112	4,598
^ Realty Income Corp.	161,801	4,150
Macerich Co.	124,892	3,788
Weingarten Realty Investors	176,572	3,517
Taubman Centers Inc.	82,344	2,971
National Retail Properties Inc.	123,896	2,660
Tanger Factory Outlet Centers	62,166	2,321
Developers Diversified Realty Corp.	210,387	1,944
CBL & Associates Properties Inc.	190,566	1,849
^ Equity One Inc.	67,186	1,053
Inland Real Estate Corp.	117,929	1,033
Alexander's Inc.	3,173	939
Acadia Realty Trust	58,775	886
Getty Realty Corp.	28,625	702
Saul Centers Inc.	20,815	668
Urstadt Biddle Properties Inc. Class A	31,686	462
Cedar Shopping Centers Inc.	70,225	453
Pennsylvania Real Estate Investment Trust	59,487	453
Ramco-Gershenson Properties Trust	45,404	405
Kite Realty Group Trust	92,124	384
Glimcher Realty Trust	100,769	370
		78,947
Specialized REITs (27.3%)
Public Storage	195,844	14,735
HCP Inc.	451,102	12,965
Host Hotels & Resorts Inc.	919,223	10,819
Ventas Inc.	242,832	9,349
Health Care REIT Inc.	185,783	7,732
Nationwide Health Properties Inc.	159,642	4,947
Hospitality Properties Trust	189,789	3,866
Senior Housing Properties Trust	197,327	3,771
Omega Healthcare Investors Inc.	127,626	2,045
Healthcare Realty Trust Inc.	91,846	1,941
LaSalle Hotel Properties	98,210	1,931
Entertainment Properties Trust	54,345	1,855
DiamondRock Hospitality Co.	168,170	1,362
Extra Space Storage Inc.	127,816	1,349
Sovran Self Storage Inc.	41,122	1,251
National Health Investors Inc.	36,494	1,155
Medical Properties Trust Inc.	124,865	975
Sunstone Hotel Investors Inc.	112,824	801
LTC Properties Inc.	32,435	780
U-Store-It Trust	123,272	771
Universal Health Realty Income Trust	17,532	571
Ashford Hospitality Trust Inc.	133,920	463
FelCor Lodging Trust Inc.	100,846	457
Strategic Hotels & Resorts Inc.	114,751	297

Hersha Hospitality Trust		77,447	240
			86,428
Total Real Estate Investment Trusts (Cost $477,206)			316,973
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
[1,2] Vanguard Market Liquidity Fund (Cost $1,452)	0.267%	1,452,000	1,452

Total Investments (100.6%) (Cost $478,658)			318,425
Other Assets and Liabilities-Net (-0.6%)[2]			(1,883)
Net Assets (100%)			316,542

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,338,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $1,422,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2009, the cost of investment securities for tax purposes was $478,658,000. Net unrealized depreciation of investment securities for tax purposes was $160,233,000, consisting of unrealized gains of $2,026,000 on securities that had risen in value since their purchase and $162,259,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).
At September 30, 2009, 100% of the portfolio's investments were valued based on Level 1 inputs.

Vanguard Vanguard Small Company Growth Portfolio

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (95.3%)[1]
Consumer Discretionary (11.9%)
* MarineMax Inc.	450,900	3,522
* WMS Industries Inc.	70,800	3,155
* GameStop Corp. Class A	101,790	2,694
Monro Muffler Brake Inc.	79,225	2,519
Matthews International Corp. Class A	68,200	2,413
* ITT Educational Services Inc.	21,000	2,319
* JOS A Bank Clothiers Inc.	48,910	2,190
* NVR Inc.	3,256	2,075
* Tempur-Pedic International Inc.	93,986	1,780
* Wet Seal Inc. Class A	451,000	1,705
Guess? Inc.	44,800	1,659
* Deckers Outdoor Corp.	19,500	1,655
Aaron's Inc.	55,770	1,472
* Capella Education Co.	21,100	1,421
* Aeropostale Inc.	30,706	1,335
* Dress Barn Inc.	70,000	1,255
* True Religion Apparel Inc.	48,030	1,245
CKE Restaurants Inc.	103,500	1,086
* Warnaco Group Inc.	24,300	1,066
Brinker International Inc.	60,543	952
* Interpublic Group of Cos. Inc.	125,000	940
* FGX International Holdings Ltd.	66,900	933
* O'Reilly Automotive Inc.	25,400	918
Ross Stores Inc.	18,016	861
* Big Lots Inc.	34,200	856
* Dollar Tree Inc.	16,691	813
* Brink's Home Security Holdings Inc.	26,310	810
^ Buckle Inc.	23,148	790
* AutoNation Inc.	43,200	781
* Bally Technologies Inc.	20,300	779
Harte-Hanks Inc.	53,300	737
RadioShack Corp.	42,974	712
DeVry Inc.	11,900	658
Advance Auto Parts Inc.	16,592	652
* Steven Madden Ltd.	17,151	631
* BJ's Restaurants Inc.	42,000	630
Tupperware Brands Corp.	15,207	607
* Sally Beauty Holdings Inc.	78,642	559
* Buffalo Wild Wings Inc.	12,000	499
* Fossil Inc.	17,400	495
* Panera Bread Co. Class A	8,600	473
* HOT Topic Inc.	61,856	463
Standard Motor Products Inc.	28,009	426
* CEC Entertainment Inc.	15,900	411
* AnnTaylor Stores Corp.	25,500	405
* Marvel Entertainment Inc.	8,100	402
WABCO Holdings Inc.	18,000	378
* Valassis Communications Inc.	20,586	368
* Jo-Ann Stores Inc.	13,708	368

*	Denny's Corp.	134,200	357
	Burger King Holdings Inc.	19,901	350
	Interactive Data Corp.	13,000	341
*	Fuel Systems Solutions Inc.	9,200	331
*	Wonder Auto Technology Inc.	26,100	313
	Polaris Industries Inc.	7,600	310
	Regal Entertainment Group Class A	25,122	309
*	Einstein Noah Restaurant Group Inc.	25,500	307
*	Dorman Products Inc.	20,138	302
	Strayer Education Inc.	1,330	290
*	Chipotle Mexican Grill Inc. Class A	2,900	281
*	Coinstar Inc.	8,300	274
*	AC Moore Arts & Crafts Inc.	75,000	270
*	Corinthian Colleges Inc.	13,900	258
	Regis Corp.	16,300	253
*	Carter's Inc.	9,349	250
	John Wiley & Sons Inc. Class A	7,012	244
*	Pre-Paid Legal Services Inc.	4,700	239
*,^ Under Armour Inc. Class A		8,500	237
	Group 1 Automotive Inc.	7,600	204
*,^ Fuqi International Inc.		6,800	199
*	Stein Mart Inc.	15,200	193
	Cracker Barrel Old Country Store Inc.	5,200	179
*	American Public Education Inc.	5,100	177
	Cato Corp. Class A	7,524	153
*	Isle of Capri Casinos Inc.	12,519	148
*	Lincoln Educational Services Corp.	6,400	146
	National Presto Industries Inc.	1,675	145
	DineEquity Inc.	5,500	136
*	PF Chang's China Bistro Inc.	3,852	131
	Family Dollar Stores Inc.	4,600	121
*	Smith & Wesson Holding Corp.	22,951	120
	Sturm Ruger & Co. Inc.	9,251	120
*	Hovnanian Enterprises Inc. Class A	30,400	117
	MDC Holdings Inc.	3,270	114
*	Kirkland's Inc.	7,435	106
	PetSmart Inc.	4,500	98
*	Citi Trends Inc.	3,162	90
*	Timberland Co. Class A	6,418	89
*	Steiner Leisure Ltd.	2,400	86
	Finish Line Inc. Class A	8,300	84
	Wolverine World Wide Inc.	3,200	79
	Weight Watchers International Inc.	2,600	71
	Hasbro Inc.	2,500	69
	Spartan Motors Inc.	12,700	65
	Fred's Inc. Class A	5,000	64
*	Papa John's International Inc.	2,100	52
*	Domino's Pizza Inc.	4,183	37
*	Amerigon Inc.	4,500	33
*	AFC Enterprises Inc.	3,891	33
*	Caribou Coffee Co. Inc.	4,531	33
*	HSN Inc.	1,900	31
	Books-A-Million Inc.	2,508	30
	Cooper Tire & Rubber Co.	1,700	30
*	Maidenform Brands Inc.	1,700	27
*	CKX Inc.	3,200	21
*	Knology Inc.	2,200	21
*	Gymboree Corp.	400	19

*	LodgeNet Interactive Corp.	2,400	18
	Frisch's Restaurants Inc.	700	18
*	Warner Music Group Corp.	3,200	18
*	China Automotive Systems Inc.	1,900	18
*	Carmike Cinemas Inc.	1,700	17
*	Life Time Fitness Inc.	600	17
*	Destination Maternity Corp.	900	16
*	Dolan Media Co.	1,300	16
*	Carrols Restaurant Group Inc.	2,000	15
	Cinemark Holdings Inc.	1,200	12
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	1,122	—
			65,225
Consumer Staples (3.5%)
	Ruddick Corp.	186,920	4,976
	Pricesmart Inc.	184,540	3,460
*	Chattem Inc.	43,600	2,895
	Diamond Foods Inc.	65,600	2,081
	Lancaster Colony Corp.	16,275	834
*	Dean Foods Co.	46,642	830
	Church & Dwight Co. Inc.	11,300	641
*	Energizer Holdings Inc.	8,900	590
	Spartan Stores Inc.	25,950	367
	Herbalife Ltd.	9,900	324
	Nu Skin Enterprises Inc. Class A	15,900	295
*	Green Mountain Coffee Roasters Inc.	3,450	255
*	Darling International Inc.	34,500	254
*	Orchids Paper Products Co.	12,635	253
*	Pantry Inc.	16,033	251
	Weis Markets Inc.	6,401	204
*	Revlon Inc. Class A	31,610	154
	Coca-Cola Bottling Co. Consolidated	2,572	125
	Village Super Market Inc. Class A	3,494	103
*,^ China Sky One Medical Inc.		7,000	92
*	American Italian Pasta Co.	2,752	75
	Alberto-Culver Co. Class B	2,600	72
*	BJ's Wholesale Club Inc.	1,787	65
	Calavo Growers Inc.	2,500	47
*	Whole Foods Market Inc.	1,500	46
*	Diedrich Coffee Inc.	800	19
	Cal-Maine Foods Inc.	500	13
			19,321
Energy (2.7%)
*	Oceaneering International Inc.	32,410	1,839
	CARBO Ceramics Inc.	26,530	1,368
*	Tesco Corp.	156,325	1,247
*	Atwood Oceanics Inc.	34,580	1,220
*	Dresser-Rand Group Inc.	36,700	1,140
	St Mary Land & Exploration Co.	33,480	1,087
*	Alpha Natural Resources Inc.	28,926	1,015
*	SEACOR Holdings Inc.	9,700	792
	Tesoro Corp./Texas	48,300	724
	Tidewater Inc.	14,000	659
*	Clean Energy Fuels Corp.	43,280	624
*	Arena Resources Inc.	15,000	532
	Rowan Cos. Inc.	20,800	480
*	Contango Oil & Gas Co.	7,845	401
*	James River Coal Co.	16,400	313

*	Gulfmark Offshore Inc.	7,900	259
	Ship Finance International Ltd.	18,200	224
	Frontier Oil Corp.	13,400	187
*	ATP Oil & Gas Corp.	8,600	154
*	Cal Dive International Inc.	8,100	80
*	Endeavour International Corp.	63,400	77
*	Matrix Service Co.	4,779	52
*	Venoco Inc.	4,300	49
*	Willbros Group Inc.	2,500	38
*	CVR Energy Inc.	2,500	31
	Holly Corp.	1,100	28
*	Isramco Inc.	189	25
	World Fuel Services Corp.	500	24
*	Geokinetics Inc.	900	19
*	Gulfport Energy Corp.	2,000	17
*	Westmoreland Coal Co.	2,000	16
*	Evergreen Energy Inc.	16,000	10
			14,731
Exchange-Traded Fund (1.1%)
^,2 Vanguard Small-Cap Growth ETF		104,300	5,992

Financials (5.8%)
*	Jefferies Group Inc.	193,450	5,268
	Cash America International Inc.	117,495	3,544
*	FirstService Corp.	156,300	3,004
	Waddell & Reed Financial Inc.	54,400	1,548
	QC Holdings Inc.	184,536	1,246
*	Harris & Harris Group Inc.	197,150	1,232
	SEI Investments Co.	53,700	1,057
*	Safeguard Scientifics Inc.	95,891	1,052
*	Knight Capital Group Inc. Class A	44,700	972
	Cullen/Frost Bankers Inc.	18,500	955
	Endurance Specialty Holdings Ltd.	23,780	867
	Federated Investors Inc. Class B	32,300	852
	Axis Capital Holdings Ltd.	27,400	827
	Westamerica Bancorporation	14,195	738
	BOK Financial Corp.	12,773	592
*	St Joe Co.	19,734	575
	MHI Hospitality Corp.	213,400	469
	Advance America Cash Advance Centers Inc.	72,179	404
	Digital Realty Trust Inc.	8,722	399
*	Dollar Financial Corp.	23,500	376
*	Credit Acceptance Corp.	11,514	371
	Calamos Asset Management Inc. Class A	25,500	333
*	CB Richard Ellis Group Inc. Class A	26,851	315
	Amtrust Financial Services Inc.	22,528	257
	Equity Lifestyle Properties Inc.	5,700	244
	Nationwide Health Properties Inc.	7,304	226
*	World Acceptance Corp.	8,900	224
*	Investment Technology Group Inc.	8,000	223
	GAMCO Investors Inc.	4,867	222
*	Nelnet Inc. Class A	17,432	217
	Health Care REIT Inc.	5,125	213
	Sun Communities Inc.	9,500	204
	Washington Real Estate Investment Trust	7,000	202
	Associated Estates Realty Corp.	20,215	194
	PS Business Parks Inc.	3,532	181

Highwoods Properties Inc.	5,500	173
* Pinnacle Financial Partners Inc.	13,500	172
Tanger Factory Outlet Centers	4,400	164
Saul Centers Inc.	4,854	156
Capitol Federal Financial	4,599	151
* Stifel Financial Corp.	2,700	148
City Holding Co.	4,279	128
First Financial Bankshares Inc.	2,300	114
Getty Realty Corp.	3,700	91
Rayonier Inc.	2,100	86
* First Cash Financial Services Inc.	4,600	79
^ Life Partners Holdings Inc.	4,200	75
TFS Financial Corp.	5,600	67
Eaton Vance Corp.	2,200	62
* Affiliated Managers Group Inc.	900	59
* TD Ameritrade Holding Corp.	2,905	57
* Hallmark Financial Services	5,692	46
Mid-America Apartment Communities Inc.	1,000	45
Great Southern Bancorp Inc.	1,716	41
Odyssey Re Holdings Corp.	600	39
Ames National Corp.	1,472	35
Arrow Financial Corp.	1,255	34
United Financial Bancorp Inc.	2,878	33
Southside Bancshares Inc.	1,357	31
Suffolk Bancorp	700	21
Assured Guaranty Ltd.	952	18
* Cardtronics Inc.	2,300	18
Kearny Financial Corp.	1,600	17
* American Safety Insurance Holdings Ltd.	1,000	16
Orrstown Financial Services Inc.	400	15
Wilshire Bancorp Inc.	2,100	15
BGC Partners Inc. Class A	3,500	15
Brooklyn Federal Bancorp Inc.	1,200	15
		31,839
Health Care (26.6%)
* Nektar Therapeutics	569,150	5,544
* Bio-Rad Laboratories Inc. Class A	52,150	4,792
* QLT Inc.	1,292,838	4,784
* Edwards Lifesciences Corp.	64,100	4,481
* Henry Schein Inc.	78,300	4,299
* Mettler-Toledo International Inc.	43,850	3,972
* Seattle Genetics Inc.	278,450	3,907
* Isis Pharmaceuticals Inc.	264,750	3,857
* Regeneron Pharmaceuticals Inc.	195,300	3,769
* Immunogen Inc.	462,618	3,752
* Zymogenetics Inc.	617,000	3,727
* Crucell NV ADR	160,150	3,666
* Impax Laboratories Inc.	419,400	3,666
* Luminex Corp.	207,150	3,522
* BioMarin Pharmaceutical Inc.	184,500	3,336
* Haemonetics Corp.	58,650	3,291
PDL BioPharma Inc.	410,190	3,232
* ICON PLC ADR	128,900	3,157
Invacare Corp.	137,850	3,071
* Dyax Corp.	841,000	3,019
* Alkermes Inc.	327,150	3,007
* Idexx Laboratories Inc.	58,960	2,948

*	Facet Biotech Corp.	169,948	2,938
*	MWI Veterinary Supply Inc.	73,000	2,916
*	Align Technology Inc.	204,250	2,904
*	Conceptus Inc.	154,800	2,870
*	Parexel International Corp.	200,850	2,730
*	Bruker Corp.	250,850	2,677
	Meridian Bioscience Inc.	98,600	2,466
*	Angiodynamics Inc.	168,810	2,326
*	Durect Corp.	845,950	2,259
*	Cubist Pharmaceuticals Inc.	78,600	1,588
*,^ Amedisys Inc.		33,850	1,477
	Beckman Coulter Inc.	20,400	1,406
*	Exelixis Inc.	219,450	1,400
*	Vertex Pharmaceuticals Inc.	36,650	1,389
*	Sun Healthcare Group Inc.	159,365	1,377
*	Dendreon Corp.	49,018	1,372
*	ResMed Inc.	27,445	1,241
*	Valeant Pharmaceuticals International	40,200	1,128
*	athenahealth Inc.	25,500	978
*,^ Biolase Technology Inc.		429,823	971
*	XOMA Ltd.	1,160,900	940
*	Mylan Inc./PA	57,100	914
*	Emergency Medical Services Corp. Class A	19,400	902
*	Dusa Pharmaceuticals Inc.	820,900	895
*	Warner Chilcott PLC Class A	40,900	884
	Universal Health Services Inc. Class B	13,400	830
*	HMS Holdings Corp.	21,500	822
*	Human Genome Sciences Inc.	43,300	815
*	Cyberonics Inc.	50,600	807
*	American Medical Systems Holdings Inc.	47,500	804
*	Watson Pharmaceuticals Inc.	21,840	800
*	Myriad Genetics Inc.	28,700	786
*	Alexion Pharmaceuticals Inc.	17,300	771
	STERIS Corp.	23,900	728
*	Dionex Corp.	9,900	643
*	Trubion Pharmaceuticals Inc.	127,000	643
*	Sucampo Pharmaceuticals Inc. Class A	100,783	588
*	Lincare Holdings Inc.	18,800	588
*	Community Health Systems Inc.	17,500	559
	Chemed Corp.	12,700	557
*	Tenet Healthcare Corp.	91,500	538
	Omnicare Inc.	23,500	529
*	Exact Sciences Corp.	188,194	523
	Martek Biosciences Corp.	22,100	499
*	Thoratec Corp.	15,400	466
*	Medicines Co.	40,000	440
	Perrigo Co.	12,900	438
	Owens & Minor Inc.	9,000	407
*	Psychiatric Solutions Inc.	15,200	407
*	Gentiva Health Services Inc.	15,500	388
*	Centene Corp.	19,400	367
*	LHC Group Inc.	11,000	329
*	Questcor Pharmaceuticals Inc.	57,900	320
*	Auxilium Pharmaceuticals Inc.	8,300	284
*	Odyssey HealthCare Inc.	22,535	282
*	Millipore Corp.	3,900	274
*	Emergent Biosolutions Inc.	13,400	237
*	Health Management Associates Inc. Class A	30,400	228

	Ensign Group Inc.	16,000	224
	Atrion Corp.	1,444	209
*	Kendle International Inc.	9,400	157
*	Kinetic Concepts Inc.	4,200	155
	Pharmaceutical Product Development Inc.	6,800	149
*	Cambrex Corp.	21,090	133
	Techne Corp.	2,100	131
*	Triple-S Management Corp. Class B	6,428	108
*	RehabCare Group Inc.	4,785	104
*,^ Cell Therapeutics Inc.		80,400	99
*	Maxygen Inc.	14,600	98
*	Medivation Inc.	3,509	95
*	Healthsouth Corp.	5,935	93
*	RadNet Inc.	30,283	78
*	Cantel Medical Corp.	5,060	76
*	BioScrip Inc.	11,223	76
*	AMERIGROUP Corp.	3,372	75
*	BioCryst Pharmaceuticals Inc.	7,700	63
*	Enzon Pharmaceuticals Inc.	7,500	62
*	Kensey Nash Corp.	1,800	52
*	Accelrys Inc.	8,500	49
*	OXiGENE Inc.	34,570	49
*	eResearchTechnology Inc.	6,200	43
*	Bio-Reference Labs Inc.	1,233	42
	Allscripts-Misys Healthcare Solutions Inc.	1,900	39
*	Aspect Medical Systems Inc.	2,985	36
*	OncoGenex Pharmaceutical Inc.	900	32
*	Sirona Dental Systems Inc.	900	27
*	Micromet Inc.	3,856	26
*	Affymetrix Inc.	2,700	24
*	PSS World Medical Inc.	1,000	22
*	Symmetry Medical Inc.	1,900	20
*	Allied Healthcare International Inc.	6,998	20
*	Continucare Corp.	6,314	19
*	Virtual Radiologic Corp.	1,400	18
*	Hi-Tech Pharmacal Co. Inc.	800	18
*	Providence Service Corp.	1,500	17
	America Service Group Inc.	1,000	17
*	Abaxis Inc.	600	16
*	Onyx Pharmaceuticals Inc.	500	15
*	Lannett Co. Inc.	2,000	15
*	Sciclone Pharmaceuticals Inc.	3,500	15
*	NeurogesX Inc.	1,800	14
*	Synovis Life Technologies Inc.	900	12
*	Merit Medical Systems Inc.	700	12
*	Vanda Pharmaceuticals Inc.	1,000	12
*	Acura Pharmaceuticals Inc.	2,200	11
*	Chelsea Therapeutics International Inc.	2,400	6
			146,327
Industrials (15.0%)
	MSC Industrial Direct Co. Class A	92,770	4,043
	Comfort Systems USA Inc.	301,230	3,491
	Dun & Bradstreet Corp.	44,429	3,346
*	RBC Bearings Inc.	126,450	2,950
^	Ritchie Bros Auctioneers Inc.	119,370	2,929
	Kennametal Inc.	118,750	2,922
	Watsco Inc.	52,820	2,848

Tennant Co.	92,800	2,697
* TrueBlue Inc.	180,170	2,535
* Stericycle Inc.	52,090	2,524
* Resources Connection Inc.	126,990	2,166
* APAC Customer Services Inc.	363,046	2,146
Equifax Inc.	66,870	1,949
* Kirby Corp.	50,000	1,841
Healthcare Services Group Inc.	100,170	1,839
* Celadon Group Inc.	159,270	1,801
* GeoEye Inc.	66,500	1,782
Mcgrath Rentcorp	81,170	1,727
* Genesee & Wyoming Inc. Class A	56,030	1,699
* Exponent Inc.	57,280	1,614
* DigitalGlobe Inc.	71,680	1,603
* Advisory Board Co.	59,460	1,495
* EnerNOC Inc.	41,350	1,371
* American Superconductor Corp.	36,160	1,213
* BTU International Inc.	192,297	1,185
* Alliant Techsystems Inc.	15,100	1,176
Mine Safety Appliances Co.	38,940	1,071
* TransDigm Group Inc.	21,400	1,066
Watson Wyatt Worldwide Inc. Class A	21,900	954
American Ecology Corp.	50,800	950
Bucyrus International Inc. Class A	25,800	919
* Flow International Corp.	341,600	885
* EMCOR Group Inc.	29,600	749
* SYKES Enterprises Inc.	34,777	724
* Continental Airlines Inc. Class B	42,530	699
* JetBlue Airways Corp.	115,910	693
* CBIZ Inc.	85,393	637
Heartland Express Inc.	42,140	607
Robert Half International Inc.	24,000	600
Harsco Corp.	16,389	580
* Kadant Inc.	47,300	574
Valmont Industries Inc.	6,300	537
Knoll Inc.	51,000	532
* Aecom Technology Corp.	19,400	527
* Esterline Technologies Corp.	12,800	502
JB Hunt Transport Services Inc.	15,500	498
Toro Co.	12,000	477
* Airtran Holdings Inc.	74,525	466
* Hawaiian Holdings Inc.	56,297	465
* Chart Industries Inc.	21,000	453
Herman Miller Inc.	26,100	441
Brink's Co.	16,400	441
* URS Corp.	9,800	428
Heico Corp.	9,500	412
* Trex Co. Inc.	21,800	397
* CoStar Group Inc.	9,600	396
Hubbell Inc. Class B	8,700	365
Robbins & Myers Inc.	14,600	343
Carlisle Cos. Inc.	9,600	326
* Avis Budget Group Inc.	24,200	323
* Shaw Group Inc.	10,000	321
* Allegiant Travel Co. Class A	8,400	320
* Sterling Construction Co. Inc.	15,900	285
* LaBarge Inc.	25,000	281
Pall Corp.	8,200	265

* Navistar International Corp.	6,600	247
* American Reprographics Co.	24,400	232
* Beacon Roofing Supply Inc.	13,783	220
* ICF International Inc.	7,200	218
* United Stationers Inc.	4,450	212
* DynCorp International Inc. Class A	10,000	180
Apogee Enterprises Inc.	10,914	164
* North American Galvanizing & Coating Inc.	26,315	160
* AMR Corp.	18,600	148
* Geo Group Inc.	7,200	145
Encore Wire Corp.	6,500	145
AMETEK Inc.	4,100	143
AAON Inc.	7,000	141
Copa Holdings SA Class A	3,100	138
* Powell Industries Inc.	3,432	132
Donaldson Co. Inc.	3,700	128
Ampco-Pittsburgh Corp.	4,500	120
* Air Transport Services Group Inc.	33,700	117
ABM Industries Inc.	5,539	117
* GrafTech International Ltd.	7,400	109
* Mobile Mini Inc.	5,000	87
* Michael Baker Corp.	1,800	65
Raven Industries Inc.	2,170	58
American Science & Engineering Inc.	800	54
Standard Register Co.	9,100	54
* Force Protection Inc.	8,500	46
Cubic Corp.	1,170	46
Textainer Group Holdings Ltd.	2,872	46
* WESCO International Inc.	1,500	43
* IHS Inc. Class A	800	41
Preformed Line Products Co.	1,000	40
* General Cable Corp.	1,000	39
Applied Signal Technology Inc.	1,600	37
TAL International Group Inc.	2,200	31
* Altra Holdings Inc.	2,700	30
* Pike Electric Corp.	2,000	24
GATX Corp.	800	22
Deluxe Corp.	1,200	21
* Orion Marine Group Inc.	941	19
Acuity Brands Inc.	600	19
Granite Construction Inc.	600	19
* GenCorp Inc.	3,400	18
* Orbital Sciences Corp.	1,200	18
* Trimas Corp.	3,400	17
* GT Solar International Inc.	2,900	17
Omega Flex Inc.	1,000	17
VSE Corp.	400	16
* RSC Holdings Inc.	2,100	15
* Stanley Inc.	500	13
		82,589
Information Technology (23.8%)
Factset Research Systems Inc.	75,800	5,021
* Euronet Worldwide Inc.	171,770	4,128
* Radiant Systems Inc.	309,680	3,326
* VeriFone Holdings Inc.	205,770	3,270
* Blue Coat Systems Inc.	142,166	3,212
* Red Hat Inc.	115,440	3,191

* Polycom Inc.	118,110	3,159
* FEI Co.	116,610	2,874
* PMC - Sierra Inc.	294,024	2,811
* Riverbed Technology Inc.	124,610	2,736
* PROS Holdings Inc.	308,000	2,593
* SuccessFactors Inc.	179,970	2,532
* Concur Technologies Inc.	63,090	2,508
* Ariba Inc.	202,159	2,345
* Semitool Inc.	276,920	2,340
* Netezza Corp.	207,980	2,338
* Vocus Inc.	110,130	2,301
* Acme Packet Inc.	202,418	2,026
* Teradyne Inc.	212,830	1,969
* Verigy Ltd.	168,190	1,954
* Netlogic Microsystems Inc.	42,860	1,929
* j2 Global Communications Inc.	83,100	1,912
* OSI Systems Inc.	104,510	1,911
Solera Holdings Inc.	60,573	1,884
* Littelfuse Inc.	71,770	1,883
* Ness Technologies Inc.	219,720	1,734
* Atheros Communications Inc.	61,610	1,634
* Ceva Inc.	151,860	1,632
* Pericom Semiconductor Corp.	161,550	1,585
* Cymer Inc.	37,170	1,444
* Compellent Technologies Inc.	79,880	1,442
* MKS Instruments Inc.	73,600	1,420
* Alliance Data Systems Corp.	22,600	1,380
* Sybase Inc.	34,393	1,338
* Hewitt Associates Inc. Class A	35,600	1,297
* Cogent Inc.	128,290	1,296
* Parametric Technology Corp.	89,450	1,236
* Trimble Navigation Ltd.	51,130	1,223
* Skyworks Solutions Inc.	91,600	1,213
Power Integrations Inc.	35,990	1,200
* Harris Stratex Networks Inc. Class A	163,435	1,144
Diebold Inc.	33,100	1,090
Broadridge Financial Solutions Inc.	53,000	1,065
* Sohu.com Inc.	14,800	1,018
* Monolithic Power Systems Inc.	40,000	938
Syntel Inc.	19,486	930
Marchex Inc. Class B	189,140	929
* Varian Semiconductor Equipment Associates Inc.	28,170	925
* NeuStar Inc. Class A	40,547	916
* SkillSoft PLC ADR	94,100	903
* Genpact Ltd.	73,396	903
* Stratasys Inc.	51,530	884
* Sycamore Networks Inc.	291,300	880
* DemandTec Inc.	99,540	879
* ON Semiconductor Corp.	104,100	859
* Salesforce.com Inc.	15,000	854
Heartland Payment Systems Inc.	58,280	846
* TiVo Inc.	81,060	840
* Starent Networks Corp.	30,000	763
* Dolby Laboratories Inc. Class A	19,756	754
* FLIR Systems Inc.	26,700	747
* Cree Inc.	20,101	739
* Silicon Laboratories Inc.	15,000	695
Earthlink Inc.	75,500	635

*	TeleTech Holdings Inc.	36,274	619
*	QLogic Corp.	34,615	595
*	Cadence Design Systems Inc.	81,110	595
*	Multi-Fineline Electronix Inc.	20,500	589
*	Opnext Inc.	194,030	568
*	DealerTrack Holdings Inc.	30,000	567
*	NVE Corp.	10,500	558
*	JDA Software Group Inc.	25,300	555
*	Semtech Corp.	32,010	544
*	TIBCO Software Inc.	56,700	538
*	SAIC Inc.	30,645	538
*	Scansource Inc.	18,841	534
	Pegasystems Inc.	15,451	534
*	Rudolph Technologies Inc.	70,000	518
*	Sapient Corp.	63,900	514
*	NAPCO Security Technologies Inc.	385,766	513
*	Lawson Software Inc.	80,263	501
*	Gartner Inc.	26,000	475
*	3Com Corp.	90,017	471
*	AuthenTec Inc.	162,630	455
*	Art Technology Group Inc.	114,685	443
*	Applied Micro Circuits Corp.	40,660	406
*,^ Silicon Motion Technology Corp. ADR		102,000	406
*	Tessera Technologies Inc.	14,172	395
*	Benchmark Electronics Inc.	20,900	376
*	Mantech International Corp. Class A	7,900	373
*	Plexus Corp.	12,900	340
*	LivePerson Inc.	67,116	338
	Ulticom Inc.	110,080	331
	iGate Corp.	37,027	318
	Jack Henry & Associates Inc.	13,300	312
*	Advanced Analogic Technologies Inc.	77,500	308
*	ATMI Inc.	16,600	301
*	Arris Group Inc.	22,169	288
*	S1 Corp.	44,900	277
*	Aruba Networks Inc.	31,267	276
*	Anixter International Inc.	6,800	273
*	Advanced Micro Devices Inc.	47,300	268
*	STEC Inc.	9,000	264
*	Tekelec	14,946	246
*	Synaptics Inc.	8,829	222
*	Acxiom Corp.	23,072	218
*	Kopin Corp.	45,102	216
*	Global Cash Access Holdings Inc.	28,962	212
*	Manhattan Associates Inc.	10,400	210
*	Forrester Research Inc.	7,700	205
*	Tech Data Corp.	4,800	200
*	EMS Technologies Inc.	9,500	198
*	TNS Inc.	7,200	197
*	Rambus Inc.	11,300	197
*	Valueclick Inc.	14,900	197
*	Nanometrics Inc.	29,662	195
*,^ Shanda Interactive Entertainment Ltd. ADR		3,300	169
*	Actuate Corp.	27,139	157
*	CSG Systems International Inc.	9,700	155
	Adtran Inc.	6,000	147
*	Wright Express Corp.	4,916	145
*	SPSS Inc.	2,900	145

* F5 Networks Inc.	3,300	131
* SYNNEX Corp.	4,226	129
* Maxwell Technologies Inc.	6,700	123
* Netscout Systems Inc.	8,145	110
* RF Micro Devices Inc.	20,000	109
* CACI International Inc. Class A	2,000	95
* Loral Space & Communications Inc.	3,300	91
* Metavante Technologies Inc.	2,600	90
* MIPS Technologies Inc. Class A	23,125	87
* Seachange International Inc.	11,397	85
* NCI Inc. Class A	2,982	85
* Sigma Designs Inc.	5,480	80
* RAE Systems Inc.	67,099	74
* AsiaInfo Holdings Inc.	3,600	72
* CPI International Inc.	5,100	57
* Hittite Microwave Corp.	1,500	55
* Volterra Semiconductor Corp.	2,700	50
* Nuance Communications Inc.	3,200	48
IXYS Corp.	5,600	48
* Saba Software Inc.	11,265	47
* InterDigital Inc./PA	2,000	46
* Cirrus Logic Inc.	8,300	46
* BigBand Networks Inc.	11,400	46
* Ebix Inc.	800	44
* Palm Inc.	1,700	30
* Quest Software Inc.	1,600	27
* Intellon Corp.	3,562	25
* Entropic Communications Inc.	8,600	24
Micrel Inc.	2,700	22
* Viasat Inc.	800	21
* Insight Enterprises Inc.	1,600	20
* Online Resources Corp.	3,100	19
* TriQuint Semiconductor Inc.	2,400	19
* Equinix Inc.	200	18
* Innodata Isogen Inc.	2,300	18
* Radisys Corp.	2,100	18
* Quantum Corp.	14,200	18
* Unisys Corp.	6,600	18
* Smith Micro Software Inc.	1,400	17
* Interactive Intelligence Inc.	900	17
* Cray Inc.	2,000	17
		131,264
Materials (3.8%)
Sensient Technologies Corp.	191,400	5,315
Aptargroup Inc.	97,950	3,659
* OM Group Inc.	41,030	1,247
Arch Chemicals Inc.	40,910	1,227
Ball Corp.	24,900	1,225
* Fronteer Development Group Inc.	216,190	925
NewMarket Corp.	8,800	819
FMC Corp.	13,300	748
* Crown Holdings Inc.	26,467	720
* Pactiv Corp.	25,830	673
Compass Minerals International Inc.	8,700	536
Terra Industries Inc.	14,400	499
Silgan Holdings Inc.	9,200	485
* LSB Industries Inc.	29,250	456

	Koppers Holdings Inc.			14,226	422
	Rock-Tenn Co. Class A			7,563	356
*	Clearwater Paper Corp.			6,680	276
	Walter Energy Inc.			4,400	264
*	Boise Inc.			49,437	261
*	Bway Holding Co.			13,726	254
	Stepan Co.			3,702	223
	Innophos Holdings Inc.			8,372	155
	Worthington Industries Inc.			10,100	140
*	Omnova Solutions Inc.			12,766	83
*	AEP Industries Inc.			1,200	48
	Schnitzer Steel Industries Inc.			500	27
*	PolyOne Corp.			3,300	22
*	GenTek Inc.			400	15
					21,080
Telecommunication Services (0.6%)
*	Clearwire Corp. Class A			142,050	1,155
	USA Mobility Inc.			46,516	599
	NTELOS Holdings Corp.			28,200	498
*	Syniverse Holdings Inc.			26,900	471
*	Premiere Global Services Inc.			26,000	216
*	iPCS Inc.			6,300	110
*	Centennial Communications Corp.			9,900	79
*	Cogent Communications Group Inc.			2,800	32
	Consolidated Communications Holdings Inc.			1,400	22
*	Neutral Tandem Inc.			500	11
					3,193
Utilities (0.5%)
	Ormat Technologies Inc.			35,479	1,448
	DPL Inc.			27,500	718
	Centerpoint Energy Inc.			30,300	376
	New Jersey Resources Corp.			7,981	290
					2,832
Total Common Stocks (Cost $538,925)					524,393
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (6.3%)[1]
Money Market Fund (5.9%)
[3,4] Vanguard Market Liquidity Fund		0.267%		32,516,804	32,517

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.4%)
[5,6] Federal Home Loan Bank Discount Notes		0.220%	3/26/10	2,000	1,998
[5,6] Freddie Mac Discount Notes		0.260%	12/22/09	100	100
					2,098
Total Temporary Cash Investments (Cost $34,615)					34,615
Total Investments (101.6%) (Cost $573,540)					559,008
Other Assets and Liabilities-Net (-1.6%)[4]					(8,559)
Net Assets (100%)					550,449

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,049,000.

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 97.7% and 3.9%, respectively, of net assets.

2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $6,494,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

6 Securities with a value of $2,098,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

Vanguard Small Company Growth Portfolio

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2009, the cost of investment securities for tax purposes was $573,540,000. Net unrealized depreciation of investment securities for tax purposes was $14,532,000, consisting of unrealized gains of $62,428,000 on securities that had risen in value since their purchase and $76,960,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	December 2009	218	13,145	150

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Small Company Growth Portfolio

Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	524,393	—	—
Temporary Cash Investments	32,517	2,098	—
Futures Contracts—Liabilities[1]	(83)	—	—
Total	556,827	2,098	—
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2009:

Investments in
Securities
($000)
Amount Valued Based on Level 3 Inputs
Balance as of December 31, 2008	3,659
Transfers in and/or out of Level 3	(3,659)
Change in Unrealized Appreciation (Depreciation)	—
Balance as of September 30, 2009	—

Vanguard International Portfolio

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (96.1%)[1]
Australia (4.5%)
Woolworths Ltd.	714,800	18,424
Woodside Petroleum Ltd.	365,000	16,744
Brambles Ltd.	1,753,100	12,461
Australia & New Zealand Banking Group Ltd.	471,000	10,089
* James Hardie Industries NV	762,900	5,282
Amcor Ltd./Australia	832,760	4,013
Sims Metal Management Ltd.	98,678	1,975
		68,988
Austria (0.2%)
* Wienerberger AG	177,891	3,687

Belgium (0.1%)
* Barco NV	46,635	2,041

Brazil (7.4%)
Petroleo Brasileiro SA ADR Series A	976,300	38,378
Itau Unibanco Holding SA ADR	1,062,325	21,406
Redecard SA	640,929	9,909
Vale SA Class B ADR	467,300	9,584
Vale SA	391,858	8,100
Itau Unibanco Holding SA	384,575	7,772
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	98,000	5,518
BM&FBOVESPA SA	703,133	5,195
Petroleo Brasileiro SA	199,384	3,927
Banco do Brasil SA	160,131	2,837
* Votorantim Celulose e Papel SA	94,103	1,544
		114,170
Canada (1.0%)
Niko Resources Ltd.	109,000	8,526
Canadian Pacific Railway Ltd.	100,000	4,680
Sherritt International Corp.	258,131	1,847
Harry Winston Diamond Corp.	60,600	512
		15,565
China (5.4%)
China Mobile Ltd.	1,104,000	10,813
China Construction Bank Corp.	13,297,000	10,577
China Resources Enterprise	2,530,000	7,334
CNOOC Ltd.	5,181,500	6,986
* Baidu Inc./China ADR	14,700	5,748
Tencent Holdings Ltd.	339,000	5,502
^ Dongfang Electric Corp. Ltd.	1,061,600	5,336
China Unicom Hong Kong Ltd.	3,740,000	5,300
Ping An Insurance Group Co. of China Ltd.	628,500	4,963
* Ctrip.com International Ltd. ADR	77,300	4,544
^ Want Want China Holdings Ltd.	7,165,000	4,207
Denway Motors Ltd.	9,436,000	4,183
China Overseas Land & Investment Ltd.	1,344,480	2,894
China Merchants Bank Co. Ltd.	1,206,500	2,678

Chaoda Modern Agriculture Holdings Ltd.	2,621,135	1,577
		82,642
Denmark (2.0%)
* Vestas Wind Systems A/S	183,999	13,412
Novo Nordisk A/S Class B	163,900	10,308
Novozymes A/S	48,600	4,594
A P Moller - Maersk A/S Class B	331	2,292
		30,606
France (9.1%)
Cie Generale d'Optique Essilor International SA	363,822	20,775
L'Oreal SA	200,200	19,939
AXA SA	605,455	16,435
Total SA	249,746	14,845
GDF Suez	323,714	14,413
Groupe Danone SA	174,000	10,525
BNP Paribas	127,000	10,192
PPR	76,700	9,868
ArcelorMittal	195,975	7,308
Publicis Groupe	103,409	4,168
European Aeronautic Defence and Space Co. NV	170,321	3,839
Societe Generale	45,490	3,680
Schneider Electric SA	33,000	3,358
* BNP Paribas SA Rights Exp. 10/13/2009	127,000	275
		139,620
Germany (5.7%)
SAP AG	560,977	27,202
Adidas AG	234,114	12,372
Porsche Automobil Holding SE	129,800	10,189
Linde AG	69,600	7,537
Fresenius Medical Care AG & Co. KGaA	140,000	6,963
*,^ TUI AG	399,868	4,102
Siemens AG	37,173	3,423
E.ON AG	79,753	3,376
Symrise AG	177,080	3,370
Celesio AG	118,700	3,271
ThyssenKrupp AG	94,000	3,215
*,^ Q-Cells SE	115,330	2,189
		87,209
Hong Kong (3.5%)
Swire Pacific Ltd.	1,424,000	16,709
Hong Kong Exchanges and Clearing Ltd.	544,900	9,831
Esprit Holdings Ltd.	1,432,521	9,599
Sun Hung Kai Properties Ltd.	429,000	6,301
Li & Fung Ltd.	1,348,000	5,401
^ Techtronic Industries Co.	3,027,652	2,480
Shangri-La Asia Ltd.	1,030,000	1,937
^ Ports Design Ltd.	630,000	1,571
		53,829
India (0.6%)
Housing Development Finance Corp.	104,100	6,008
Reliance Capital Ltd.	186,700	3,539
		9,547

Indonesia (0.4%)
Telekomunikasi Indonesia Tbk PT	6,556,500	5,869

Ireland (0.2%)
Kerry Group PLC Class A	101,358	2,902
Kerry Group PLC Class A (London Shares)	20,300	580
		3,482
Israel (1.8%)
Teva Pharmaceutical Industries Ltd. ADR	440,632	22,278
Makhteshim-Agan Industries Ltd.	1,030,318	4,683
		26,961
Italy (0.7%)
* Intesa Sanpaolo SPA	2,272,659	10,083

Japan (13.3%)
Canon Inc.	724,900	29,044
Honda Motor Co. Ltd.	494,100	15,006
Toyota Motor Corp.	346,600	13,641
Nintendo Co. Ltd.	45,900	11,705
SMC Corp./Japan	81,600	9,996
Rakuten Inc.	14,952	9,953
Mitsubishi Corp.	463,200	9,316
Japan Tobacco Inc.	2,658	9,088
Mitsui Sumitomo Insurance Group Holdings Inc.	326,800	8,952
Yamada Denki Co. Ltd.	129,870	8,762
Unicharm Corp.	88,300	8,372
Nippon Telegraph & Telephone Corp.	157,800	7,283
Yamaha Motor Co. Ltd.	521,400	6,413
Hoya Corp.	271,800	6,404
Bridgestone Corp.	353,400	6,320
Sekisui Chemical Co. Ltd.	1,006,000	5,833
Nomura Holdings Inc.	946,500	5,802
Rohm Co. Ltd.	74,700	5,204
THK Co. Ltd.	247,400	4,835
JFE Holdings Inc.	125,000	4,274
Kyocera Corp.	44,200	4,083
Mitsubishi UFJ Financial Group Inc.	751,300	4,015
Trend Micro Inc.	88,500	3,284
Astellas Pharma Inc.	76,900	3,153
Ushio Inc.	158,800	2,765
Sony Financial Holdings Inc.	344	984
		204,487
Luxembourg (0.1%)
Reinet Investments SCA	67,635	955

Mexico (1.4%)
America Movil SAB de CV ADR	212,200	9,301
Fomento Economico Mexicano SAB de CV ADR	155,000	5,898
Wal-Mart de Mexico SAB de CV	1,077,300	3,747
* Desarrolladora Homex SAB de CV ADR	43,000	1,624
* Consorcio ARA SAB de CV	2,662,933	1,596
		22,166
Netherlands (1.5%)
Unilever NV	477,800	13,825
Reed Elsevier NV	400,000	4,543
TNT NV	98,395	2,644

* ING Groep NV	118,279	2,124
		23,136
Norway (0.3%)
StatoilHydro ASA	114,845	2,593
Tandberg ASA	81,445	1,956
		4,549
Russia (0.9%)
Gazprom OAO ADR	615,449	14,379

Singapore (1.3%)
Jardine Matheson Holdings Ltd.	378,600	11,492
Singapore Exchange Ltd.	849,000	5,047
DBS Group Holdings Ltd.	288,075	2,704
		19,243
South Africa (1.1%)
MTN Group Ltd.	565,858	9,231
Impala Platinum Holdings Ltd.	225,800	5,288
Sasol Ltd.	53,394	2,023
		16,542
South Korea (1.1%)
Samsung Electronics Co. Ltd.	14,800	10,218
Samsung Fire & Marine Insurance Co. Ltd.	24,600	5,021
Hankook Tire Co. Ltd.	114,000	2,263
		17,502
Spain (3.3%)
Banco Santander SA	1,447,925	23,390
Inditex SA	227,300	13,071
Banco Bilbao Vizcaya Argentaria SA	419,000	7,464
Gamesa Corp. Tecnologica SA	272,914	6,141
		50,066
Sweden (3.3%)
Atlas Copco AB Class A	1,745,478	22,502
Sandvik AB	1,354,695	14,955
Svenska Handelsbanken AB Class A	229,577	5,877
Oriflame Cosmetics SA	75,000	3,845
Telefonaktiebolaget LM Ericsson Class B	358,000	3,604
		50,783
Switzerland (8.3%)
* UBS AG	1,095,918	20,093
Syngenta AG	86,975	19,987
Roche Holdings AG	90,561	14,643
Credit Suisse Group AG	243,000	13,520
Nestle SA	300,271	12,819
Compagnie Financiere Richemont SA	409,477	11,592
Geberit AG	62,840	9,673
ABB Ltd.	295,900	5,950
SGS SA	4,400	5,931
Holcim Ltd.	63,900	4,394
Julius Baer Holding AG	81,000	4,063
Novartis AG	75,698	3,802
Zurich Financial Services AG	6,500	1,550
		128,017
Taiwan (0.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	4,713,204	9,327
Compal Electronics Inc.	2,224,487	2,579

Chinatrust Financial Holding Co. Ltd.			111,654	72
				11,978
Turkey (0.6%)
Turkiye Garanti Bankasi AS			2,586,000	9,824

United Kingdom (16.2%)
Tesco PLC			4,905,100	31,401
BG Group PLC			1,356,817	23,648
Standard Chartered PLC			955,300	23,597
HSBC Holdings PLC			1,782,190	20,407
BHP Billiton PLC			692,700	18,971
British American Tobacco PLC			552,830	17,366
Vodafone Group PLC			6,068,402	13,632
Rolls-Royce Group PLC			1,767,953	13,341
Prudential PLC			857,000	8,260
Rio Tinto PLC			190,652	8,104
* Cairn Energy PLC			181,301	8,103
SABMiller PLC			315,000	7,611
Meggitt PLC			1,689,000	6,299
Admiral Group PLC			275,585	5,104
Capita Group PLC			416,129	4,814
* Signet Jewelers Ltd.			172,000	4,562
Intertek Group PLC			191,950	3,901
Bunzl PLC			368,200	3,743
Unilever PLC			130,000	3,715
GlaxoSmithKline PLC			185,191	3,651
Lloyds Banking Group PLC			2,133,792	3,544
Ultra Electronics Holdings			148,693	3,186
WM Morrison Supermarkets PLC			638,000	2,836
* Inchcape PLC			6,285,691	2,830
Victrex PLC			222,229	2,719
G4S PLC			743,468	2,629
				247,974
Total Common Stocks (Cost $1,451,799)				1,475,900
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (4.6%)[1]
Money Market Fund (4.1%)
[2,3] Vanguard Market Liquidity Fund	0.267%		62,175,101	62,175

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.5%)
[4,5] Fannie Mae Discount Notes	0.190%	2/10/10	8,000	7,995
Total Temporary Cash Investments (Cost $70,170)				70,170
Total Investments (100.7%) (Cost $1,521,969)				1,546,070
Other Assets and Liabilities-Net (-0.7%)[3]				(11,168)
Net Assets (100%)				1,534,902

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $8,876,000.

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.1% and 1.6%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $9,415,000 of collateral received for securities on loan.

4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

5 Securities with a value of $7,995,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

Vanguard International Portfolio

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At September 30, 2009, the cost of investment securities for tax purposes was $1,521,969,000. Net unrealized appreciation of investment securities for tax purposes was $24,101,000, consisting of unrealized gains of $178,265,000 on securities that had risen in value since their purchase and $154,164,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The portfolio may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the portfolio's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments.

Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Vanguard International Portfolio

At September 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2009	468	19,544	(109)
FTSE 100 Index	December 2009	170	13,842	(80)
Topix Index	December 2009	112	11,383	(360)

At September 30, 2009 the fund had open forward currency contracts to receive and deliver currencies as follows:

			Contract Amount (000)
					Unrealized
					Appreciation
					(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
12/23/09	EUR	13,445	USD	19,651	(237)
12/23/09	GBP	8,705	USD	13,918	(333)
12/16/09	JPY	1,056,576	USD	11,807	285
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard International Portfolio

Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	184,472	1,291,428	—
Temporary Cash Investments	62,175	7,995	—
Futures Contracts—Liabilities[1]	(201)	—	—
Forward Currency Contracts—Liabilities	(285)	—	—
Total	246,161	1,299,423	—
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2009:

Investments in
Securities
($000)
Amount Valued Based on Level 3 Inputs
Balance as of December 31, 2008	36
Transfers out of Level 3	(42)
Change in Unrealized Appreciation (Depreciation)	6
Balance as of September 30, 2009	—

Item 2: Controls and Procedures

(a)

Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits
(a) Certifications

VANGUARD VARIABLE INSURANCE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 20, 2009

VANGUARD VARIABLE INSURANCE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 20, 2009

VANGUARD VARIABLE INSURANCE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 20, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.